UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO All Asset Portfolio

PIMCO All Asset All Authority Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Advantage® Strategy Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Volatility Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

September 30, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$1,086

Total Short-Term Instruments (Cost $1,086)		1,086

Total Investments in Securities (Cost $1,086)		1,086

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.8%
PIMCO CommoditiesPLUS® Strategy Fund	4,443,965	44,884
PIMCO CommodityRealReturn Strategy Fund®	7,163,704	37,395
PIMCO Credit Absolute Return Fund	1,369,057	14,635
PIMCO Diversified Income Fund	104,449	1,209
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6,079,759	61,284
PIMCO Emerging Local Bond Fund	13,113,668	118,810
PIMCO Emerging Markets Bond Fund	2,271,568	24,760
PIMCO Emerging Markets Corporate Bond Fund	668,867	7,685
PIMCO Emerging Markets Currency Fund	10,486,939	104,030
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	9,837,320	104,571
PIMCO EqS Pathfinder Fund®	1,767,384	21,969
PIMCO EqS® Dividend Fund	5,936	73
PIMCO EqS® Long/Short Fund	536,143	6,160
PIMCO Floating Income Fund	437,971	3,802
PIMCO Foreign Bond Fund (Unhedged)	361,200	3,677
PIMCO Fundamental Advantage Absolute Return Strategy Fund	14,481,723	54,451
PIMCO Fundamental IndexPLUS® AR Fund	13,950	101
PIMCO Global Advantage® Strategy Bond Fund	49,906	550
PIMCO High Yield Fund	600,621	5,688
PIMCO High Yield Spectrum Fund	3,103,718	33,303
PIMCO Income Fund	6,429,342	81,267
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	3,225,301	38,381
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	10,922	87
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	2,696	18
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	7,304,332	76,403
PIMCO Investment Grade Corporate Bond Fund	2,665,469	28,361
PIMCO Long Duration Total Return Fund	1,831,001	21,130
PIMCO Long-Term Credit Fund	3,450,959	43,758
PIMCO Long-Term U.S. Government Fund	6,980,164	72,384
PIMCO Low Duration Fund	323,810	3,335
PIMCO Low Volatility RAFI®-PLUS AR Fund	1,962,792	21,453
PIMCO Mortgage Opportunities Fund	674,211	7,484
PIMCO Real Return Asset Fund	2,030,402	16,791
PIMCO Real Return Fund	1,378,856	15,567
PIMCO RealEstateRealReturn Strategy Fund	4,525,996	20,050
PIMCO Senior Floating Rate Fund	2,008,775	20,289
PIMCO Short-Term Fund	446	4
PIMCO Small Cap StocksPLUS® AR Strategy Fund	7,214	68
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	732,536	8,541
PIMCO StocksPLUS® Absolute Return Fund	4,849	54
PIMCO StocksPLUS® Fund	33	0
PIMCO Total Return Fund	2,612,245	28,395
PIMCO TRENDS Managed Futures Strategy Fund	199,055	2,287
PIMCO Unconstrained Bond Fund	2,442,035	27,522
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	6,407,349	63,241

Total Mutual Funds (Cost $1,221,758)		1,245,907

EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	20,000	957
PIMCO Low Duration Exchange-Traded Fund	26,137	2,645

Total Exchange-Traded Funds (Cost $3,724)		3,602

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	84	1

Total Short-Term Instruments (Cost $1)	1

Total Investments in Affiliates (Cost $1,225,483)	1,249,510

Total Investments 100.2% (Cost $1,226,569)	$1,250,596
Other Assets and Liabilities, net (0.2%)	(2,301)

Net Assets 100.0%	$1,248,295

Notes to Schedule of Investments:

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,086	Fannie Mae 2.260% due 10/17/2022	$(183)	$1,086	$1,086
					Freddie Mac 2.000% due 01/30/2023	(926)

Total Repurchase Agreements						$(1,109)	$1,086	$1,086

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,086	$0	$1,086
	$0	$1,086	$0	$1,086

Investments in Affiliates, at Value
Mutual Funds	1,245,907	0	0	1,245,907
Exchange-Traded Funds	3,602	0	0	3,602
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1

	$1,249,510	$0	$0	$1,249,510

Total Investments	$1,249,510	$1,086	$0	$1,250,596

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.7%
CORPORATE BONDS & NOTES 8.1%
BANKING & FINANCE 5.1%
Achmea Bank NV
3.200% due 11/03/2014		$730	$732
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	200	274
Bankia S.A.
0.408% due 01/25/2016		200	251
3.500% due 12/14/2015		1,600	2,100
3.500% due 01/17/2019		700	951
BNP Paribas S.A.
0.547% due 11/07/2015		$4,900	4,901
BPCE S.A.
0.801% due 11/18/2016		2,800	2,812
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	600	776
2.875% due 05/19/2016		1,400	1,808
Citigroup, Inc.
0.760% due 05/01/2017		$6,800	6,818
Depfa ACS Bank
3.875% due 11/14/2016	EUR	100	136
Eksportfinans ASA
2.375% due 05/25/2016		$800	803
Rabobank Group
4.000% due 09/10/2015	GBP	1,400	2,331
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		$100	100
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		200	188

			24,981

INDUSTRIALS 0.5%
Canadian Natural Resources Ltd.
0.608% due 03/30/2016		1,200	1,203
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	800	1,000
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		$100	103
Veolia Environnement S.A. CPI Linked Bond
1.750% due 06/17/2015	EUR	118	150

			2,456

UTILITIES 2.5%
AT&T, Inc.
0.653% due 03/30/2017		$4,900	4,913
BellSouth Corp.
4.182% due 04/26/2021		6,500	6,634
Electricite de France S.A.
0.694% due 01/20/2017		400	401
1.150% due 01/20/2017		100	100
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		400	350
Rosneft Finance S.A.
6.625% due 03/20/2017		100	103

			12,501

Total Corporate Bonds & Notes (Cost $40,486)			39,938

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
0.500% due 09/28/2015 †		4,647	4,661
0.505% due 05/25/2042		7	7
0.835% due 02/25/2041		980	992
1.318% due 10/01/2044		8	9
2.202% due 05/25/2035		70	72
2.485% due 11/01/2034		51	55
4.000% due 10/01/2044		6,000	6,324
4.912% due 07/01/2035		40	40
5.208% due 11/01/2035		61	64
5.290% due 01/01/2036		173	184
Freddie Mac
0.384% due 02/15/2019		205	206

0.415% due 08/25/2031	2	2
0.604% due 08/15/2033	894	899
1.318% due 02/25/2045	103	104
2.007% due 09/01/2036 †	279	295
2.089% due 07/01/2036 †	264	281
2.165% due 10/01/2036 †	123	131
2.371% due 01/01/2034	9	10
2.500% due 10/02/2019 (f)	3,700	3,700
Freddie Mac Strips
0.604% due 09/15/2042	2,225	2,230
Ginnie Mae
0.454% due 03/20/2037	1,216	1,217
NCUA Guaranteed Notes
0.606% due 10/07/2020	739	743
0.716% due 12/08/2020	1,262	1,271
Small Business Administration
5.510% due 11/01/2027	452	504

Total U.S. Government Agencies (Cost $23,891)		24,001

U.S. TREASURY OBLIGATIONS 96.5%
U.S. Treasury Bonds
3.125% due 08/15/2044 (d)	8,400	8,268
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)	43,440	43,966
0.125% due 04/15/2017 (f)	5,455	5,531
0.125% due 04/15/2018 (d)	79,426	80,114
0.125% due 04/15/2019 (d)	21,249	21,313
0.500% due 04/15/2015 (f)	24,187	24,219
0.625% due 07/15/2021 (d)	68,418	69,879
1.125% due 01/15/2021 (d)	12,469	13,094
1.250% due 07/15/2020 (d)	46,316	49,225
1.375% due 01/15/2020 (d)(f)	6,120	6,515
1.375% due 02/15/2044 (d)	1,635	1,752
1.625% due 01/15/2015 (f)(h)	20,713	20,739
1.875% due 07/15/2019 (d)	4,407	4,814
2.000% due 01/15/2016	14,105	14,608
2.000% due 01/15/2016 (f)†	13,204	13,676
2.125% due 01/15/2019 (d)(f)	2,330	2,548
2.125% due 02/15/2041	109	136
2.375% due 01/15/2017	9,688	10,351
2.375% due 01/15/2017 (f)(h)†	11,814	12,623
2.375% due 01/15/2025 (d)	3,538	4,150
2.500% due 01/15/2029 (h)	777	950
2.625% due 07/15/2017 †	59,661	65,093
3.875% due 04/15/2029 (h)	783	1,106
3.875% due 04/15/2029 †	145	205

Total U.S. Treasury Obligations (Cost $480,571)		474,875

MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Mortgage Trust
2.653% due 06/25/2035	187	180
4.651% due 11/25/2034	89	86
Banc of America Re-REMIC Trust
5.679% due 06/24/2050	284	307
BCAP LLC Trust
5.050% due 03/26/2037	501	495
5.250% due 08/26/2037	1,319	1,380
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/2035	35	36
2.528% due 03/25/2035	28	29
2.580% due 03/25/2035	115	116
2.654% due 03/25/2035	139	136
2.656% due 01/25/2035	448	445
2.867% due 01/25/2035	474	480
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	73	73
2.280% due 09/25/2035	82	82
2.514% due 10/25/2035	704	705
2.773% due 09/25/2037 ^	668	569
Countrywide Alternative Loan Trust
0.325% due 05/25/2047	2,326	2,033
0.349% due 12/20/2046	2,082	1,623
6.000% due 02/25/2037 ^	294	235
Countrywide Home Loan Mortgage Pass-Through Trust
2.399% due 11/19/2033	6	6
2.624% due 08/25/2034	52	47
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	300	316
5.467% due 09/18/2039	811	851
DBUBS Mortgage Trust
3.386% due 07/10/2044	5,800	6,003

First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/2034		22	22
Granite Mortgages PLC
0.946% due 09/20/2044	GBP	154	248
Greenpoint Mortgage Funding Trust
0.425% due 11/25/2045		$12	10
GS Mortgage Securities Trust
3.849% due 12/10/2043		3,242	3,351
GSR Mortgage Loan Trust
2.865% due 01/25/2035		100	100
HarborView Mortgage Loan Trust
0.393% due 03/19/2036		70	51
IndyMac Mortgage Loan Trust
2.721% due 11/25/2035 ^		265	240
JPMorgan Mortgage Trust
2.547% due 07/25/2035		89	91
2.558% due 08/25/2035		117	116
2.646% due 02/25/2035		208	207
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		151	167
MASTR Adjustable Rate Mortgages Trust
2.635% due 11/21/2034		67	69
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.894% due 09/15/2030		247	247
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035		243	240
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	110
Morgan Stanley Capital Trust
6.105% due 06/11/2049		24	27
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		150	152
Residential Accredit Loans, Inc. Trust
1.475% due 09/25/2045		209	170
Royal Bank of Scotland Capital Funding Trust
6.241% due 12/16/2049		548	584
Sequoia Mortgage Trust
0.354% due 07/20/2036		513	485
Structured Adjustable Rate Mortgage Loan Trust
1.518% due 01/25/2035		20	16
2.473% due 02/25/2034		29	30
4.123% due 12/25/2034		131	128
Structured Asset Mortgage Investments Trust
0.483% due 10/19/2034		30	29
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,600
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		97	96
WaMu Mortgage Pass-Through Certificates Trust
0.885% due 05/25/2047		333	290
2.439% due 12/25/2035		271	260
5.225% due 08/25/2035		46	44
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 06/25/2033		108	110
2.603% due 03/25/2036		282	276

Total Mortgage-Backed Securities (Cost $24,071)			25,799

ASSET-BACKED SECURITIES 4.4%
Aquilae CLO PLC
0.546% due 01/17/2023	EUR	310	390
Carrington Mortgage Loan Trust
0.475% due 10/25/2035		$26	26
Commercial Industrial Finance Corp.
0.493% due 05/10/2021		3,055	3,017
0.494% due 03/01/2021		446	443
Countrywide Asset-Backed Certificates
0.335% due 07/25/2036		940	923
0.405% due 04/25/2036		93	92
4.603% due 04/25/2036		617	629
Credit-Based Asset Servicing and Securitization LLC
0.276% due 07/25/2037		20	14
First Franklin Mortgage Loan Trust
0.535% due 09/25/2035		637	636
0.835% due 11/25/2035		2,987	2,917
GSAMP Trust
0.225% due 12/25/2036		75	41
LCM Ltd.
0.463% due 03/21/2019		512	511
Magi Funding PLC
0.677% due 04/11/2021	EUR	184	231
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$153	125

Nelnet Student Loan Trust
0.934% due 07/25/2018		14	14
North Carolina State Education Assistance Authority
0.684% due 10/26/2020		384	385
OneMain Financial Issuance Trust
2.470% due 09/18/2024		2,900	2,901
Penta CLO S.A.
0.614% due 06/04/2024	EUR	1,162	1,459
SLM Student Loan Trust
0.274% due 04/25/2019		$2,200	2,187
1.734% due 04/25/2023		3,292	3,414
Structured Asset Securities Corp. Mortgage Loan Trust
1.655% due 04/25/2035		477	465
Symphony CLO Ltd.
0.474% due 05/15/2019		617	612
Wood Street CLO BV
0.433% due 03/29/2021	EUR	74	93

Total Asset-Backed Securities (Cost $20,580)			21,525

SOVEREIGN ISSUES 12.2%
Australia Government Bond
5.250% due 03/15/2019	AUD	4,300	4,134
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	142
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	2,600	927
Colombian TES
3.000% due 03/25/2033 (b)	COP	1,455,418	624
France Government Bond
0.100% due 07/25/2021 (b)	EUR	2,118	2,800
0.250% due 07/25/2018 (b)		104	136
0.700% due 07/25/2030 (b)		100	134
1.600% due 07/25/2015 (b)		953	1,233
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		2,216	2,981
2.100% due 09/15/2016 (b)		427	564
2.100% due 09/15/2017 (b)		347	468
2.100% due 09/15/2021 (b)		971	1,347
2.250% due 04/22/2017 (b)		2,101	2,765
2.350% due 09/15/2024 (b)		5,406	7,599
2.550% due 10/22/2016 (b)		1,701	2,238
3.100% due 09/15/2026 (b)		106	158
5.500% due 11/01/2022		100	159
Mexico Government International Bond
4.000% due 11/08/2046 (b)	MXN	9,322	753
New South Wales Treasury Corp.
2.500% due 11/20/2035 (b)	AUD	1,699	1,628
2.750% due 11/20/2025 (b)		2,669	2,631
New Zealand Government Bond
5.500% due 04/15/2023	NZD	1,800	1,542
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,411	9,842
1.500% due 04/15/2016 (b)		1,968	2,556
Slovenia Government International Bond
4.700% due 11/01/2016		900	1,228
Spain Government International Bond
3.800% due 04/30/2024		5,600	8,137
5.400% due 01/31/2023		2,000	3,229

Total Sovereign Issues (Cost $61,695)			59,955

SHORT-TERM INSTRUMENTS 12.4%
CERTIFICATES OF DEPOSIT 2.4%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$6,750	6,750
1.081% due 05/16/2016		3,000	3,011
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		2,300	2,300

			12,061

REPURCHASE AGREEMENTS (c) 0.1%			418

SHORT-TERM NOTES 5.4%
Fannie Mae
0.086% due 01/05/2015 †		2,000	2,000
Federal Home Loan Bank
0.101% due 01/26/2015 †		2,100	2,100
0.122% due 03/06/2015 †		2,300	2,300

0.125% due 09/02/2015 †		2,470	2,469
Freddie Mac
0.081% due 02/05/2015 †		200	200
0.091% due 01/08/2015 - 01/22/2015 †		2,500	2,500
0.096% due 02/19/2015 †		200	200
0.107% due 03/19/2015 †		900	900
0.112% due 03/17/2015 †		100	100
0.152% due 07/10/2015 †		800	800
0.157% due 07/21/2015 †		13,100	13,094

			26,663

GREECE TREASURY BILLS 1.9%
2.500% due 10/10/2014 - 12/12/2014 (a)	EUR	7,500	9,457

U.S. TREASURY BILLS 2.6%
0.039% due 10/30/2014 - 03/19/2015 (a)(d)(f)(h)†		$12,734	12,733

Total Short-Term Instruments (Cost $62,036)			61,332

Total Investments in Securities (Cost $713,330)			707,425

	SHARES
INVESTMENTS IN AFFILIATES 14.5%
SHORT-TERM INSTRUMENTS 14.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.5%
PIMCO Short-Term Floating NAV Portfolio		1,562	15
PIMCO Short-Term Floating NAV Portfolio III		7,138,311	71,319

Total Short-Term Instruments (Cost $71,341)			71,334

Total Investments in Affiliates (Cost $71,341)			71,334

Total Investments 158.2% (Cost $784,671)			$778,759
Financial Derivative Instruments (e)(g) (1.0%) (Cost or Premiums, net $(599))			(5,020)
Other Assets and Liabilities, net (57.2%)			(281,544)

Net Assets 100.0%			$492,195

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	†	09/30/2014	10/01/2014	$418	U.S. Treasury Notes 1.500% due 02/28/2019	$(427)	$418	$418

Total Repurchase Agreements							$(427)	$418	$418

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.300%	09/30/2014	10/06/2014	$(8,155)	$(8,155)
BPG	0.180%	09/12/2014	10/10/2014	(40,374)	(40,370)
	0.180%	09/18/2014	10/17/2014	(22,806)	(22,782)
FOB	0.120%	10/01/2014	10/03/2014	(119,949)	(119,940)
	0.180%	09/18/2014	10/02/2014	(21,352)	(21,353)
GSC	0.000%	09/30/2014	10/01/2014	(6,942)	(6,942)
	0.140%	09/30/2014	10/01/2014	(299)	(299)
	0.220%	09/22/2014	10/03/2014	(87,683)	(87,691)
MSC	0.160%	08/04/2014	10/03/2014	(210)	(210)
	0.170%	09/18/2014	10/02/2014	(1,253)	(1,253)
	0.250%	09/26/2014	10/03/2014	(18,500)	(18,501)
TDM	0.130%	08/11/2014	10/10/2014	(30,924)	(30,932)
	0.190%	09/18/2014	10/02/2014	(20,573)	(20,574)

Total Sale-Buyback Transactions					$(379,002)

(2)	As of September 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $168,144 at a weighted average interest rate of 0.127%.
(3)	Payable for sale-buyback transactions includes $(31) of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	10/01/2044	$21,000	$(22,108)	$(22,134)
	Fannie Mae	4.000%	11/01/2044	5,000	(5,252)	(5,254)
BPG	Fannie Mae	4.000%	11/01/2044	1,000	(1,051)	(1,051)
	Fannie Mae	5.500%	10/01/2044	1,000	(1,113)	(1,114)
FOB	Fannie Mae	4.000%	11/01/2044	12,000	(12,602)	(12,610)
GSC	Fannie Mae	5.500%	10/01/2044	5,000	(5,546)	(5,570)
JPS	Fannie Mae	4.000%	10/01/2044	1,000	(1,056)	(1,054)

					$(48,728)	$(48,787)

Total Short Sales					$(48,728)	$(48,787)

(d)	Securities with an aggregate market value of $378,579 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - NYMEX WTI Crude December Futures †	$85.000	11/17/2014	1	$1	$1

Total Purchased Options				$1	$1

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. December Futures †	$1,230.000	10/28/2014	11	$(9)	$(34)
Put - COMEX Gold 100 oz. December Futures †	1,240.000	11/24/2014	2	(2)	(9)
Call - COMEX Gold 100 oz. December Futures †	1,410.000	11/24/2014	2	(2)	0
Put - NYMEX WTI Crude November Futures †	87.000	10/16/2014	6	(3)	(2)
Put - NYMEX WTI Crude November Futures †	89.000	10/16/2014	7	(4)	(5)
Call - NYMEX WTI Crude November Futures †	94.000	10/16/2014	1	(1)	(1)
Call - NYMEX WTI Crude November Futures †	95.000	10/16/2014	2	(1)	(1)
Call - NYMEX WTI Crude November Futures †	96.000	10/16/2014	9	(3)	(2)
Call - NYMEX WTI Crude November Futures †	97.000	10/16/2014	9	(3)	(1)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	11/12/2014	3	(2)	(1)
Call - NYMEX WTI-Brent Crude Spread December Futures †	5.000	11/12/2014	4	(6)	(6)
Call - NYMEX WTI-Brent Crude Spread December Futures †	6.000	11/12/2014	14	(24)	(27)
Put - NYMEX WTI-Brent Crude Spread December Futures †	14.000	11/12/2014	4	(5)	0
Put - NYMEX WTI-Brent Crude Spread December Futures †	18.000	11/12/2014	3	(2)	0
Call - NYMEX WTI-Brent Crude Spread March Futures †	6.000	02/11/2015	8	(7)	(12)
Put - NYMEX WTI-Brent Crude Spread March Futures †	14.000	02/11/2015	8	(7)	(3)
Call - NYMEX WTI-Brent Crude Spread November Futures †	6.000	10/15/2014	5	(5)	(13)

				$(86)	$(117)

Total Written Options				$(86)	$(117)

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3.5% Fuel Oil NWE Crack Spread December Futures †	Short	12/2014	1	$0	$0	$0
3.5% Fuel Oil NWE Crack Spread November Futures †	Short	11/2014	1	0	0	0
3.5% Fuel Oil NWE Crack Spread October Futures †	Short	10/2014	1	2	1	0
90-Day Eurodollar March Futures	Long	03/2016	75	(14)	0	(4)
Brent Crude December Futures †	Long	11/2014	17	(68)	0	(42)
Brent Crude December Futures †	Long	11/2015	25	(131)	0	(50)
Brent Crude December Futures †	Long	10/2016	14	(73)	0	(21)
Brent Crude June Futures †	Short	05/2015	46	280	103	0
Brent Crude June Futures †	Short	04/2016	17	89	30	0
Brent Crude March Futures †	Short	02/2015	20	202	48	0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	45	(19)	1	0
Call Options Strike @ USD 116.000 on Brent Crude December Futures †	Long	11/2014	15	(11)	0	0
Canola January Futures †	Short	01/2015	5	4	0	0
Canola March Futures †	Long	03/2015	5	(4)	0	0
Canola November Futures †	Long	11/2014	34	(41)	2	(1)
Cocoa December Futures †	Short	12/2014	30	(38)	3	0
Cocoa March Futures †	Long	03/2015	30	35	0	(1)
Copper December Futures †	Long	12/2014	5	(4)	0	(9)
Corn December Futures †	Long	12/2014	77	(447)	0	(19)
Corn December Futures †	Long	12/2015	15	(32)	0	(3)
Corn March Futures †	Long	03/2015	10	(2)	0	(2)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	100	(66)	0	(42)
Euro-Mill Wheat March Futures †	Long	03/2015	38	(120)	6	0
Gas Oil Crack Spread Swap December Futures †	Long	12/2014	1	(3)	1	0
Gas Oil Crack Spread Swap November Futures †	Long	11/2014	1	(3)	1	0
Gas Oil Crack Spread Swap October Futures †	Long	10/2014	1	(2)	1	0
Gas Oil December Futures †	Long	12/2014	4	(4)	0	(4)
Gold 100 oz. December Futures †	Long	12/2014	21	(49)	0	(15)
Hard Red Spring Wheat December Futures †	Long	12/2014	17	(150)	0	(5)
Hard Red Winter Wheat December Futures †	Short	12/2014	11	91	5	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	19	(9)	0	(2)
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	3	(2)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	19	(7)	0	(2)
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	3	(3)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	19	3	0	(1)
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	3	(3)	0	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	19	2	0	(2)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	3	(2)	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	19	3	0	(2)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	3	(2)	0	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	19	(7)	0	(2)
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	3	(2)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	19	(8)	0	(2)
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	3	(2)	0	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	19	0	0	(2)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	3	(2)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	19	(10)	0	(2)
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	3	(2)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	19	(4)	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	3	(3)	0	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	19	(7)	0	(2)
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	3	(3)	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	19	(8)	0	(2)
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	3	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	2	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	2	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	2	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	2	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	2	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	2	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	1	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	1	0	0	0
Natural Gas April Futures †	Short	03/2015	60	(8)	19	0
Natural Gas August Futures †	Long	07/2015	28	(94)	0	(9)
Natural Gas December Futures †	Long	11/2014	112	(322)	0	(41)
Natural Gas January Futures †	Short	12/2014	2	(4)	1	0
Natural Gas March Futures †	Short	02/2015	24	54	9	0
Natural Gas May Futures †	Long	04/2015	86	(32)	0	(25)
Natural Gas November Futures †	Short	10/2014	112	(169)	37	0
Natural Gas October Futures †	Short	09/2015	28	94	9	0
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	45	14	0	(5)
Put Options Strike @ USD 95.000 on Brent Crude December Futures †	Short	11/2014	1	(1)	0	(1)
Put Options Strike @ USD 98.000 on Brent Crude December Futures †	Short	11/2014	15	(46)	0	(23)
RBOB Gasoline December Futures †	Long	11/2014	12	(77)	0	(36)
RBOB Gasoline December Futures †	Long	11/2015	2	(7)	0	(4)
RBOB Gasoline June Futures †	Long	05/2015	2	(10)	0	(5)
RBOB Gasoline November Futures †	Short	10/2014	12	24	39	0
Soybean March Futures †	Short	03/2015	4	1	2	0
Soybean November Futures †	Short	11/2014	34	491	18	0
Soybean November Futures †	Short	11/2015	6	44	2	0
Sugar No. 11 March Futures †	Short	02/2015	30	82	12	0
U.S. Treasury 5-Year Note December Futures	Long	12/2014	185	(42)	0	(9)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	603	(506)	0	(76)
Wheat December Futures †	Short	12/2014	6	25	1	0
Wheat March Futures †	Short	03/2015	14	65	3	0
White Sugar March Futures †	Long	02/2015	30	(39)	0	(14)
WTI Crude December Futures †	Short	11/2014	27	197	87	0
WTI Crude December Futures †	Short	11/2015	110	561	247	0
WTI Crude December Futures †	Short	11/2016	58	275	102	0
WTI Crude January Futures †	Long	12/2014	6	(2)	0	(18)
WTI Crude June Futures †	Long	05/2015	108	(755)	0	(262)
WTI Crude June Futures †	Long	05/2016	92	(404)	0	(183)
WTI Crude March Futures †	Long	02/2015	20	(95)	0	(53)
WTI Crude March Futures †	Long	02/2016	17	(113)	0	(36)
WTI Crude November Futures †	Short	10/2014	65	29	201	0
WTI Crude September Futures †	Long	08/2015	39	(154)	0	(90)

Total Futures Contracts				$(1,582)	$991	$(1,130)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	13,850	$300	$28	$0	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		$15,500	$1,251	$322	$84	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		7,500	(522)	(823)	45	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		9,100	(1,104)	(672)	57	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		14,300	(765)	(417)	88	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	6,500	(84)	(169)	0	(2)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,340,000	(479)	(379)	9	0
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	651,300	(113)	(30)	14	0

						$(1,816)	$(2,168)	$297	$(2)

Total Swap Agreements						$(1,516)	$(2,140)	$297	$(3)

(4)	Unsettled variation margin liability of $(13) for closed futures contracts and $(4) for closed swap agreements are outstanding at period end.

(f)	Securities with an aggregate market value of $6,869 and cash of $503 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014		CAD	738		$670	$11	$0
	10/2014			$8,456	AUD	9,523	0	(118)
	11/2014		AUD	9,523		$8,435	117	0
	11/2014		EUR	37,970		50,878	2,904	0
	11/2014	†		$890	EUR	664	0	(51)
	12/2014		GBP	2,338		$3,776	0	(12)
BPS	10/2014		BRL	17,901		7,952	639	0
	10/2014			$7,304	BRL	17,901	10	0
	11/2014	†	EUR	14		$18	0	0
	12/2014		MXN	41,998		3,190	79	0
	12/2014			$1,472	MXN	19,694	0	(14)
BRC	10/2014			1,723	INR	104,310	0	(40)
	10/2014			370	MYR	1,179	0	(11)
	10/2014			1,386	PLN	4,280	0	(95)
	12/2014		MXN	12,078		$909	14	0
	12/2014			$696	GBP	425	0	(7)
CBK	10/2014		INR	798,701		$12,998	108	0
	10/2014		MYR	3,866		1,180	3	0
	10/2014			$8,305	INR	504,974	0	(156)
	10/2014		ZAR	3,561		$332	17	0
	11/2014		EUR	27,262		36,524	2,080	0
	11/2014			$372	EUR	289	0	(7)
	12/2014			729	GBP	445	0	(8)
	01/2015			12,789	INR	798,701	0	(132)
DUB	10/2014			627	COP	1,272,206	1	0
	10/2014			701	INR	42,446	0	(16)
	12/2014		COP	1,272,206		$623	0	(1)
	12/2014		MXN	23,591		1,800	53	0
FBF	10/2014		COP	1,177,189		613	32	0
	10/2014			$2,824	MYR	9,056	0	(67)
GLM	10/2014		COP	95,017		$50	3	0
	10/2014		JPY	1,413,600		13,579	690	0
	10/2014	†		$342	CAD	379	0	(4)
HUS	10/2014		NZD	1,971		$1,648	110	0
	12/2014		MXN	3,751		280	3	0
JPM	10/2014		AUD	9,523		8,832	494	0
	10/2014			$1,974	INR	119,753	0	(41)
	10/2014			12,987	JPY	1,413,600	0	(98)
	10/2014			890	MYR	2,837	0	(26)
	11/2014		JPY	1,413,600		$12,990	98	0
	11/2014			$657	EUR	492	0	(35)
	12/2014		MXN	9,839		$750	21	0
	01/2015		BRL	2,328		971	44	0
MSB	10/2014			$449	INR	27,218	0	(10)
	12/2014		MXN	31,125		$2,350	45	0
RBC	02/2015			$6,606	MXN	87,294	0	(162)
UAG	10/2014		BRL	17,525		$7,150	0	(9)
	10/2014		MYR	14,905		4,572	34	0
	10/2014			$7,668	BRL	17,525	0	(509)
	02/2015			3,979	MYR	13,072	0	(35)

Total Forward Foreign Currency Contracts							$7,610	$(1,664)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	EUR	8,600	$120	$0

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$8,200	$516	$9

Total Purchased Options					$636	$9

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		$400	$(1)	$0
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		1,900	(3)	(2)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		400	(1)	0
DUB	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		3,300	(4)	(3)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	4,700	(13)	(7)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		6,000	(13)	(5)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		$3,200	(5)	(4)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		1,300	(2)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	900	(1)	(1)

							$(43)	$(23)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015	$2,020	$(48)	$(93)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$700	$(6)	$(2)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,100	(108)	(3)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	0
DUB	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	(9)	(2)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	(2)

						$(140)	$(9)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	EUR	17,200	$(120)	$0

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Nickel November Futures †	$16,500.000	11/05/2014	$6	$(9)	$(42)
GST	Call - OTC Nickel November Futures †	22,000.000	11/05/2014	6	(12)	0
MYC	Put - OTC Arabica Coffee December Futures †	160.000	11/12/2014	38	(1)	0
	Call - OTC Arabica Coffee December Futures †	225.000	11/12/2014	38	(1)	(2)
	Call - OTC Brent Crude December Futures †	160.000	11/10/2015	8,200	(516)	(14)
SOG	Put - OTC Arabica Coffee December Futures †	160.000	11/12/2014	38	(1)	0
	Call - OTC Arabica Coffee December Futures †	225.000	11/12/2014	38	(1)	(2)

					$(541)	$(60)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/01/2014	$40	$(21)	$0
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/02/2014	10	(5)	0
GST	Put - OTC London Gold Market Fixing Ltd. PM †	1,180.000	10/10/2014	30	(2)	(1)
	Call - OTC SPGCENP Index †	0.303	12/04/2014	159,134	(5)	0
	Call - OTC SPGCENP Index †	0.306	02/09/2015	700,000	(18)	0
	Call - OTC SPGCICP Index †	0.342	12/04/2014	149,611	(5)	0
	Call - OTC SPGCICP Index †	0.268	02/09/2015	300,000	(10)	0

					$(66)	$(1)

Total Written Options					$(958)	$(186)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 2H14 Index †	$6.200	12/31/2014	1,350	$0	$(6)	$0	$(6)
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	12,000	0	20	20	0
CBK	Pay	DTDBRTCO Index †	0.320	03/31/2015	2,400	0	1	1	0
	Pay	GOCO CAL14 Index †	17.760	12/31/2014	600	0	3	3	0
	Pay	GOCO CAL14 Index †	17.880	12/31/2014	450	0	2	2	0
	Pay	HSFOCO CAL14 Index †	10.750	12/31/2014	600	0	1	1	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	450	0	1	1	0
	Receive	JETNWECO Index †	15.410	03/31/2015	1,200	0	0	0	0
	Pay	LLSBRT 2H14 Index †	6.250	12/31/2014	1,350	0	(6)	0	(6)
	Pay	LLSBRT K4-Z4 Index †	6.500	12/31/2014	6,600	0	(30)	0	(30)
	Receive	NAPCO 1Q15 Index †	7.630	03/31/2015	1,200	0	2	2	0
DUB	Receive	GOCO CAL14 Index †	17.000	12/31/2014	2,700	0	(12)	0	(12)
	Pay	GOCO CAL14 Index †	17.180	12/31/2014	1,500	0	7	7	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	2,700	0	2	2	0
	Pay	HSFOCO CAL14 Index †	9.880	12/31/2014	1,500	0	5	5	0
	Receive	LLSBRT CAL14 Index †	10.250	12/31/2014	15,000	0	125	126	(1)
GST	Pay	GOCO CAL14 Index †	17.100	12/31/2014	1,500	0	7	7	0
	Pay	GOCO CAL14 Index †	17.700	12/31/2014	450	0	2	2	0
	Pay	GOCO CAL14 Index †	18.000	12/31/2014	1,200	0	7	7	0
	Pay	HSFOCO CAL14 Index †	11.000	12/31/2014	1,200	0	2	2	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	450	0	1	1	0
	Pay	HSFOCO CAL14 Index †	9.900	12/31/2014	1,500	0	5	5	0
	Pay	LLSBRT 2H14 Index †	6.300	12/31/2014	3,000	0	(13)	0	(13)
JPM	Pay	LLSBRT 2H14 Index †	6.430	12/31/2014	2,700	0	(12)	0	(12)
MAC	Receive	CUAC 1Q15 Index †	40.000	03/31/2015	330,000	0	76	76	0
	Receive	CUAC 1Q15 Index †	40.500	03/31/2015	18,000	0	4	4	0
	Receive	CUAC 1Q15 Index †	41.000	03/31/2015	30,000	0	7	7	0
MYC	Pay	DTDBRTCO Index †	0.340	03/31/2015	3,600	0	2	2	0
	Receive	JETNWECO Index †	15.460	03/31/2015	1,800	0	(1)	0	(1)
	Receive	NAPCO 1Q15 Index †	7.800	03/31/2015	1,800	0	4	4	0

						$0	$206	$287	$(81)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Cardinal Health, Inc.	(0.590%)	06/20/2017	0.161%	$400	$0	$(5)	$0	$(5)
GST	RPM International, Inc.	(1.500%)	03/20/2018	0.436%	1,000	0	(37)	0	(37)

						$0	$(42)	$0	$(42)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	0.931%		$4,300	$(74)	$88	$14	$0
	Russia Government International Bond	1.000%	03/20/2019	2.398%		200	(16)	5	0	(11)
CBK	Russia Government International Bond	1.000%	03/20/2019	2.398%		200	(17)	5	0	(12)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.548%		2,100	(106)	58	0	(48)
GST	Russia Government International Bond	1.000%	09/20/2019	2.459%		300	(16)	(3)	0	(19)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%		3,300	(168)	92	0	(76)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		100	(6)	(1)	0	(7)
MYC	Greece Government International Bond	1.000%	06/20/2015	3.923%	EUR	300	(14)	6	0	(8)

							$(417)	$250	$14	$(181)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.560%	01/04/2021	BRL	38,600	$126	$202	$328	$0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		$1,700	0	(3)	0	(3)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		8,700	20	(265)	0	(245)
BRC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	800	1	(4)	0	(3)
CBK	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	100	1	6	7	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		400	5	33	38	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		700	7	46	53	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	9,700	(5)	(34)	0	(39)
	Receive	3-Month USD-CPURNSA Index	1.728%	12/19/2015		$5,100	0	2	2	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		1,200	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		4,700	0	(12)	0	(12)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		1,200	10	(64)	0	(54)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		13,100	0	(559)	0	(559)
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	200	1	14	15	0
GLM	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$2,900	0	(82)	0	(82)
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	500	6	32	38	0
	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	5,400	10	(46)	0	(36)
RYL	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	100	1	7	8	0
UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	7,300	9	(39)	0	(30)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		16,400	33	(141)	0	(108)

							$225	$(909)	$489	$(1,173)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	263,737	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	$64,458	$(1,419)	$0	$(1,419)
CBK	Receive	BCOMTR Index †	43,702	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	10,681	(235)	0	(235)
	Receive	MOTT3002 Index †	48,060	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	12,824	(275)	0	(275)
DUB	Receive	BCOMTR Index †	161,967	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	39,585	(871)	0	(871)
FBF	Receive	BCOMTR Index †	128,716	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	31,459	(693)	0	(693)
GLM	Receive	BCOMTR Index †	229,892	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	54,922	30	30	0
JPM	Receive	BCOMTR Index †	47,167	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	78,024	(254)	0	(254)
	Receive	JMABNIC0 Index †	5,035	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	3,389	(169)	0	(169)
	Receive	JMABNICP Index †	19,944	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	13,079	(645)	0	(645)
MAC	Receive	BCOMTR Index †	114,062	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	27,877	(614)	0	(614)
MYC	Receive	BCOMTR Index †	241,799	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	59,097	(1,301)	0	(1,301)
	Receive	MOTT3001 Index †	234,163	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	62,603	(1,378)	0	(1,378)
	Receive	MOTT3002 Index †	412,422	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	109,358	(2,345)	0	(2,345)
SOG	Receive	BCOMTR Index †	270,968	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	3,389	0	0	0

							$(10,169)	$30	$(10,199)

(6)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index †	3.098%	08/03/2015	$284	$0	$0	$0	$0
	Receive	SLVRLND Index †	6.452%	08/03/2015	197	0	2	2	0
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	142	0	(1)	0	(1)
	Pay	SPGCCLP Index †	4.580%	05/14/2015	134	0	0	0	0
DUB	Pay	BCOM Index †	1.440%	11/04/2014	236	0	1	1	0
	Pay	BCOM Index †	1.440%	11/05/2014	372	0	1	1	0
	Pay	SPGCCLP Index †	4.623%	05/14/2015	130	0	0	0	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	181	0	0	0	0
	Receive	WTI Crude June Futures †	3.240%	05/14/2015	307	0	(1)	0	(1)
GST	Pay	BCOM Index †	1.960%	02/03/2015	205	0	1	1	0
	Pay	GOLDLNPM Index †	2.481%	10/14/2014	318	0	3	3	0
	Pay	GOLDLNPM Index †	6.126%	11/25/2015	170	0	4	4	0
	Pay	S&P 500 Index †	4.020%	10/17/2014	1,030	0	33	33	0
	Receive	SLVRLND Index †	10.890%	11/25/2015	130	0	(5)	0	(5)
	Pay	SPGCGCP Index †	2.723%	06/11/2015	338	0	1	1	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015	233	0	3	3	0
MYC	Pay	GOLDLNPM Index †	3.276%	09/18/2015	276	0	0	0	0
	Pay	GOLDLNPM Index †	5.406%	04/21/2016	910	0	13	13	0
	Receive	SLVRLND Index †	5.382%	09/18/2015	216	0	4	4	0
	Receive	SLVRLND Index †	9.151%	04/21/2016	700	0	(13)	0	(13)
SOG	Pay	SPGCCLP Index †	4.000%	05/14/2015	151	0	(1)	0	(1)
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	172	0	0	0	0

						$0	$45	$66	$(21)

Total Swap Agreements						$(192)	$(10,619)	$886	$(11,697)

(h)	Securities with an aggregate market value of $6,329 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24,981	$0	$24,981
Industrials	0	2,306	150	2,456
Utilities	0	12,501	0	12,501
U.S. Government Agencies	0	24,001	0	24,001
U.S. Treasury Obligations	0	474,875	0	474,875
Mortgage-Backed Securities	0	25,492	307	25,799
Asset-Backed Securities	0	18,624	2,901	21,525
Sovereign Issues	0	59,955	0	59,955
Short-Term Instruments
Certificates of Deposit	0	12,061	0	12,061
Repurchase Agreements	0	418	0	418
Short-Term Notes	0	26,663	0	26,663
Greece Treasury Bills	0	9,457	0	9,457
U.S. Treasury Bills	0	12,733	0	12,733
	$0	$704,067	$3,358	$707,425

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$71,334	$0	$0	$71,334

Total Investments	$71,334	$704,067	$3,358	$778,759

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(48,787)	$0	$(48,787)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	992	297	0	1,289
Over the counter	0	8,505	0	8,505
	$992	$8,802	$0	$9,794

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,247)	(3)	0	(1,250)
Over the counter	0	(13,547)	0	(13,547)

	$(1,247)	$(13,550)	$0	$(14,797)

Totals	$71,079	$650,532	$3,358	$724,969

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.4%
ARGENTINA 0.2%
SOVEREIGN ISSUES 0.2%
Argentina Bonar Bonds
8.750% due 05/07/2024		$540	$479

Total Argentina (Cost $486)			479

AZERBAIJAN 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$800	820

Total Azerbaijan (Cost $785)			820

BERMUDA 0.7%
CORPORATE BONDS & NOTES 0.7%
Qtel International Finance Ltd.
4.500% due 01/31/2043		$500	486
4.750% due 02/16/2021		1,400	1,500

Total Bermuda (Cost $1,846)			1,986

BRAZIL 13.3%
CORPORATE BONDS & NOTES 9.4%
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$300	284
Banco do Brasil S.A.
3.875% due 10/10/2022		2,330	2,167
6.000% due 01/22/2020		2,620	2,892
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	458
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,400	1,468
BM&FBovespa S.A.
5.500% due 07/16/2020		500	546
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,294
BRF S.A.
5.875% due 06/06/2022		200	217
Caixa Economica Federal
3.500% due 11/07/2022		600	545
4.250% due 05/13/2019		1,200	1,197
4.500% due 10/03/2018		500	512
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,150	3,434
CSN Islands Corp.
6.875% due 09/21/2019 (e)		700	740
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	392
Petrobras International Finance Co. S.A.
5.750% due 01/20/2020		9,750	10,228
7.875% due 03/15/2019		1,600	1,842
Samarco Mineracao S.A.
5.750% due 10/24/2023		400	412

			28,628

SOVEREIGN ISSUES 3.9%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		600	616
6.369% due 06/16/2018		840	924
6.500% due 06/10/2019		1,700	1,919
Brazil Government International Bond
5.000% due 01/27/2045		1,890	1,786
5.625% due 01/07/2041		50	52
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	1,538	603

10.000% due 01/01/2021	16,400	6,088

		11,988

Total Brazil (Cost $41,004)		40,616

CAYMAN ISLANDS 2.0%
CORPORATE BONDS & NOTES 2.0%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020	$800	859
Baidu, Inc.
3.500% due 11/28/2022	800	781
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	600	651
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	400	444
Interoceanica Finance Ltd.
0.000% due 11/30/2018	102	94
0.000% due 11/30/2025	397	282
0.000% due 05/15/2030	800	400
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	700	724
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	1,171	1,212
6.750% due 10/01/2022	668	694
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018	108	101

Total Cayman Islands (Cost $6,032)		6,242

CHILE 2.3%
CORPORATE BONDS & NOTES 2.3%
Banco del Estado de Chile
4.125% due 10/07/2020	$700	734
Banco Santander Chile
3.875% due 09/20/2022	500	494
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024	300	294
7.250% due 07/29/2019	1,000	1,176
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	400	362
Corpbanca S.A.
3.875% due 09/22/2019	600	604
E.CL S.A.
5.625% due 01/15/2021	800	879
ENTEL Chile S.A.
4.875% due 10/30/2024	1,500	1,542
GNL Quintero S.A.
4.634% due 07/31/2029	800	800

		6,885

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042	150	132

Total Chile (Cost $6,696)		7,017

CHINA 0.8%
CORPORATE BONDS & NOTES 0.7%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$600	624
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	700	721
4.875% due 05/17/2042	500	526
State Grid Overseas Investment Ltd.
4.125% due 05/07/2024	400	411

		2,282

SOVEREIGN ISSUES 0.1%
Export-Import Bank of China
3.625% due 07/31/2024	400	395

Total China (Cost $2,603)			2,677

COLOMBIA 2.1%
CORPORATE BONDS & NOTES 1.7%
Ecopetrol S.A.
5.875% due 09/18/2023		$400	443
5.875% due 05/28/2045		800	815
7.375% due 09/18/2043		900	1,089
7.625% due 07/23/2019		2,390	2,849

			5,196

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		150	176
8.125% due 05/21/2024		300	399
10.375% due 01/28/2033		225	352
12.000% due 10/22/2015	COP	457,000	242
			1,169

Total Colombia (Cost $5,739)			6,365

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	556
4.375% due 04/30/2025		200	183
5.625% due 04/30/2043		400	346

Total Costa Rica (Cost $1,200)			1,085

EL SALVADOR 1.7%
SOVEREIGN ISSUES 1.7%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,259
6.375% due 01/18/2027		400	402
7.625% due 02/01/2041		560	595
7.650% due 06/15/2035		845	902

Total El Salvador (Cost $5,405)			5,158

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabonese Republic
6.375% due 12/12/2024		$402	431

Total Gabon (Cost $403)			431

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Ghana
8.125% due 01/18/2026		$700	703

Total Ghana (Cost $694)			703

GUATEMALA 0.4%
SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
4.875% due 02/13/2028		$210	216
5.750% due 06/06/2022		860	952

Total Guatemala (Cost $1,080)			1,168

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$700	702
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		700	711
Nexen Energy ULC
6.400% due 05/15/2037		50	61
7.500% due 07/30/2039		450	623

Total Hong Kong (Cost $2,022)			2,097

HUNGARY 0.2%
CORPORATE BONDS & NOTES 0.2%
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020		$500	555

SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023		100	106

Total Hungary (Cost $597)			661

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
ICICI Bank Ltd.
4.750% due 11/25/2016		$500	527
ONGC Videsh Ltd.
2.500% due 05/07/2018		200	198
3.750% due 05/07/2023		200	193
State Bank of India
4.500% due 10/23/2014		850	852
4.500% due 07/27/2015		200	205

Total India (Cost $1,922)			1,975

INDONESIA 6.9%
CORPORATE BONDS & NOTES 3.1%
Majapahit Holding BV
7.250% due 06/28/2017		$700	786
7.750% due 01/20/2020		1,540	1,790
7.875% due 06/29/2037		700	829
Pelabuhan Indonesia PT
4.875% due 10/01/2024 (a)		500	496
Pertamina Persero PT
4.300% due 05/20/2023		2,300	2,191
5.625% due 05/20/2043		500	458
6.000% due 05/03/2042		1,500	1,440
6.450% due 05/30/2044		1,300	1,316
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		300	314

			9,620

SOVEREIGN ISSUES 3.8%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	400	512
4.625% due 04/15/2043		$1,700	1,504
6.625% due 02/17/2037		100	114
6.750% due 01/15/2044		2,100	2,462
6.875% due 03/09/2017		3,200	3,568
7.750% due 01/17/2038		100	128
11.625% due 03/04/2019		2,500	3,337

			11,625

Total Indonesia (Cost $20,397)			21,245

IRELAND 4.3%
CORPORATE BONDS & NOTES 4.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,100	1,240
Borets Finance Ltd.
7.625% due 09/26/2018		700	693
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		600	559
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		800	733
MMC Norilsk Nickel OJSC Via MMC Finance Ltd.
5.550% due 10/28/2020		800	798
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		300	263
6.604% due 02/03/2021		1,300	1,323
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018		1,400	1,361
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		400	388

Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017	240	247
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	306
7.748% due 02/02/2021	500	518
9.125% due 04/30/2018	500	544
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	503
5.450% due 11/22/2017	700	698
6.025% due 07/05/2022	2,580	2,467
6.800% due 11/22/2025	400	394
6.902% due 07/09/2020	200	203

Total Ireland (Cost $13,385)		13,238

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	338

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/30/2043	800	796

Total Israel (Cost $1,105)		1,134

IVORY COAST 0.2%
SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bond
5.375% due 07/23/2024	$600	575

Total Ivory Coast (Cost $589)		575

KAZAKHSTAN 3.8%
CORPORATE BONDS & NOTES 3.8%
Intergas Finance BV
6.375% due 05/14/2017	$300	320
KazMunayGas National Co. JSC
4.400% due 04/30/2023	700	674
5.750% due 04/30/2043	1,000	941
7.000% due 05/05/2020	5,200	5,808
11.750% due 01/23/2015	2,000	2,064
Samruk-Energy JSC
3.750% due 12/20/2017	1,400	1,410
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	217	218
Zhaikmunai LLP
7.125% due 11/13/2019	300	316

Total Kazakhstan (Cost $11,398)		11,751

KENYA 0.4%
SOVEREIGN ISSUES 0.4%
Kenya Government International Bond
5.875% due 06/24/2019	$200	206
6.875% due 06/24/2024	900	949

Total Kenya (Cost $1,100)		1,155

LUXEMBOURG 5.8%
CORPORATE BONDS & NOTES 5.8%
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	$200	199
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,800	1,559
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	2,580	2,606
6.212% due 11/22/2016	330	343
6.510% due 03/07/2022	750	767
8.625% due 04/28/2034	810	948
9.250% due 04/23/2019	2,200	2,527
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	1,920	1,886
6.299% due 05/15/2017	1,640	1,668
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,200	1,219
5.717% due 06/16/2021	600	589

6.125% due 02/07/2022		2,900	2,915
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		600	627

Total Luxembourg (Cost $18,645)			17,853

MEXICO 12.7%

		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		5,259	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 10.6%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN$	6,000	435
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$3,000	2,910
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,400	1,533
6.750% due 09/30/2022		500	561
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	200	253
Comision Federal de Electricidad
4.875% due 05/26/2021		$900	959
4.875% due 01/15/2024		800	843
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		700	72
Desarrolladora Homex S.A.B. de C.V.
9.750% due 03/25/2020 ^		125	20
Grupo Televisa S.A.B.
5.000% due 05/13/2045		200	199
Petroleos Mexicanos
4.875% due 01/24/2022		3,100	3,301
5.500% due 01/21/2021		850	940
5.500% due 06/27/2044		1,440	1,477
5.750% due 03/01/2018		3,000	3,330
6.375% due 01/23/2045		500	567
6.500% due 06/02/2041		8,920	10,362
6.625% due 06/15/2038		700	814
8.000% due 05/03/2019		3,000	3,658
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	14

			32,248

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
4.750% due 03/08/2044		100	99
5.550% due 01/21/2045		2,520	2,806
5.750% due 10/12/2110		700	726
6.050% due 01/11/2040		850	1,007
6.750% due 09/27/2034		544	694
7.250% due 12/15/2016	MXN	8,600	684
9.500% due 12/18/2014		6,436	486

			6,502

Total Mexico (Cost $37,485)			38,750

MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018		$1,000	950
5.125% due 12/05/2022		730	653

Total Mongolia (Cost $1,721)			1,603

MOROCCO 0.7%
SOVEREIGN ISSUES 0.7%
Morocco Government International Bond
4.250% due 12/11/2022		$2,000	1,995

Total Morocco (Cost $2,035)			1,995

NETHERLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
CIMPOR Financial Operations BV
5.750% due 07/17/2024	$800	776
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	300	324
6.950% due 07/10/2042	500	543
7.000% due 05/11/2016	1,000	1,069

Total Netherlands (Cost $2,718)		2,712

PANAMA 1.6%
SOVEREIGN ISSUES 1.6%
Panama Government International Bond
4.000% due 09/22/2024	$800	802
4.300% due 04/29/2053	600	521
8.875% due 09/30/2027	780	1,117
9.375% due 04/01/2029	1,553	2,310

Total Panama (Cost $4,318)		4,750

PARAGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Paraguay
6.100% due 08/11/2044	$400	424

Total Paraguay (Cost $400)		424

PERU 0.8%
CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	204

SOVEREIGN ISSUES 0.7%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	380
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,669

		2,049

Total Peru (Cost $1,998)		2,253

PHILIPPINES 0.9%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,661

SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
6.375% due 10/23/2034	100	126
7.750% due 01/14/2031	400	558
9.500% due 02/02/2030	400	625

		1,309

Total Philippines (Cost $2,823)		2,970

QATAR 0.5%
CORPORATE BONDS & NOTES 0.5%
Nakilat, Inc.
6.067% due 12/31/2033	$100	114
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	929	1,008
5.838% due 09/30/2027	350	395

Total Qatar (Cost $1,356)		1,517

RUSSIA 4.1%
CORPORATE BONDS & NOTES 1.1%
ALROSA Finance S.A.
7.750% due 11/03/2020		$1,100	1,137
SCF Capital Ltd.
5.375% due 10/27/2017		700	668
Sibur Securities Ltd.
3.914% due 01/31/2018		1,000	920
VimpelCom Holdings BV
5.200% due 02/13/2019		800	775

			3,500

SOVEREIGN ISSUES 3.0%
Russia Government International Bond
3.250% due 04/04/2017		400	402
4.500% due 04/04/2022		2,200	2,152
4.875% due 09/16/2023		400	397
5.625% due 04/04/2042		1,300	1,303
5.875% due 09/16/2043		200	206
7.500% due 03/31/2030		4,225	4,743

			9,203

Total Russia (Cost $12,587)			12,703

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	234

Total Senegal (Cost $214)			234

SLOVENIA 1.9%
SOVEREIGN ISSUES 1.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$600	626
4.375% due 02/06/2019	EUR	800	1,141
4.750% due 05/10/2018		$900	964
5.250% due 02/18/2024		2,900	3,103

Total Slovenia (Cost $5,519)			5,834

SOUTH AFRICA 1.9%
CORPORATE BONDS & NOTES 1.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	505
6.500% due 04/15/2040		100	97
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		2,000	2,025
6.750% due 08/06/2023		700	738
Transnet SOC Ltd.
4.000% due 07/26/2022		1,400	1,325

			4,690

SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	300	399
4.665% due 01/17/2024		$100	101
5.375% due 07/24/2044		800	796

			1,296

Total South Africa (Cost $6,106)			5,986

SRI LANKA 0.6%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$500	501

SOVEREIGN ISSUES 0.4%
Sri Lanka Government International Bond
5.125% due 04/11/2019		500	510

6.250% due 07/27/2021		568	599

			1,109

Total Sri Lanka (Cost $1,568)			1,610

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	283

Total Sweden (Cost $256)			283

THAILAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023		$430	416
4.875% due 01/23/2043		670	634

Total Thailand (Cost $1,078)			1,050

TRINIDAD AND TOBAGO 0.6%
CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,067	1,155
9.750% due 08/14/2019		500	632

Total Trinidad and Tobago (Cost $1,614)			1,787

TURKEY 3.5%
CORPORATE BONDS & NOTES 0.7%
Export Credit Bank of Turkey
5.000% due 09/23/2021		$200	199
5.875% due 04/24/2019		400	425
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		400	402
4.750% due 10/17/2019		1,100	1,101

			2,127

SOVEREIGN ISSUES 2.8%
Turkey Government International Bond
4.125% due 04/11/2023	EUR	800	1,061
4.875% due 04/16/2043		$1,100	998
6.000% due 01/14/2041		800	831
6.750% due 05/30/2040		1,700	1,934
7.250% due 03/05/2038		700	843
7.500% due 11/07/2019		1,400	1,612
8.000% due 02/14/2034		1,100	1,413

			8,692

Total Turkey (Cost $10,469)			10,819

UKRAINE 1.5%
SOVEREIGN ISSUES 1.5%
Ukraine Government International Bond
7.500% due 04/17/2023		$700	591
7.750% due 09/23/2020		700	603
7.800% due 11/28/2022		1,800	1,553
9.250% due 07/24/2017		1,930	1,705

Total Ukraine (Cost $4,658)			4,452

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
DP World Ltd.
6.850% due 07/02/2037		$400	451

Total United Arab Emirates (Cost $335)			451

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
HBOS PLC
6.750% due 05/21/2018		$400	453

Total United Kingdom (Cost $399)		453

UNITED STATES 1.4%
CORPORATE BONDS & NOTES 1.1%
California Resources Corp.
5.000% due 01/15/2020 (a)	$400	407
5.500% due 09/15/2021 (a)	400	406
6.000% due 11/15/2024 (a)	100	103
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	400	460
Rio Oil Finance Trust
6.250% due 07/06/2024	1,900	1,963

		3,339

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
1.832% due 09/25/2045	15	14
Banc of America Commercial Mortgage Trust
5.790% due 06/10/2049	200	217
5.948% due 02/10/2051	156	171
Banc of America Mortgage Trust
2.699% due 02/25/2036 ^	5	5
Bear Stearns Adjustable Rate Mortgage Trust
2.552% due 01/25/2035	5	5
2.926% due 05/25/2047 ^	40	34
Citigroup Mortgage Loan Trust, Inc.
2.773% due 09/25/2037 ^	79	67
GSR Mortgage Loan Trust
2.742% due 01/25/2036 ^	16	15
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036	7	7
WaMu Mortgage Pass-Through Certificates Trust
2.375% due 02/25/2037 ^	50	45
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	17	17

		597

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.507% due 03/01/2036	63	65

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (g)(i)	183	203
U.S. Treasury Notes
1.875% due 06/30/2015 (i)	52	53

		256

Total United States (Cost $4,072)		4,257

URUGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Uruguay Government International Bond
4.500% due 08/14/2024	$1,182	1,241
7.625% due 03/21/2036	400	533

Total Uruguay (Cost $1,589)		1,774

VENEZUELA 6.5%
CORPORATE BONDS & NOTES 2.5%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$3,600	2,520
5.375% due 04/12/2027	5,500	2,756
5.500% due 04/12/2037	3,050	1,495
8.500% due 11/02/2017	750	592
9.750% due 05/17/2035	250	161

		7,524

SOVEREIGN ISSUES 4.0%
Venezuela Government International Bond
7.000% due 03/31/2038	300	173
7.650% due 04/21/2025	1,500	930
7.750% due 10/13/2019	6,720	4,687
8.250% due 10/13/2024	4,300	2,763
9.000% due 05/07/2023	1,300	881

9.250% due 05/07/2028	2,780	1,856
9.375% due 01/13/2034	1,310	874

		12,164

Total Venezuela (Cost $24,126)		19,688

VIRGIN ISLANDS (BRITISH) 3.5%
CORPORATE BONDS & NOTES 3.5%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$500	499
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,150	1,924
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,062	2,090
7.250% due 04/16/2044	200	204
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,755
7.500% due 07/18/2016	3,300	3,448
7.875% due 03/13/2018	600	643

Total Virgin Islands (British) (Cost $10,333)		10,563

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022	$500	477

Total Zambia (Cost $492)		477

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (d) 0.2%		625

U.S. TREASURY BILLS 0.7%
0.029% due 01/02/2015 - 02/26/2015 (c)(g)(i)	$2,108	2,108

Total Short-Term Instruments (Cost $2,733)		2,733

Total Investments in Securities (Cost $288,135)		288,559

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio	1,524,917	15,258

Total Short-Term Instruments (Cost $15,258)		15,258

Total Investments in Affiliates (Cost $15,258)		15,258

Total Investments 99.4% (Cost $303,393)		$303,817
Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $(1,439))		(1,018)
Other Assets and Liabilities, net 0.9%		2,714

Net Assets 100.0%		$305,513

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$625	Freddie Mac 2.000% due 01/30/2023	$(639)	$625	$625

Total Repurchase Agreements						$(639)	$625	$625

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(0.250%)	09/09/2014	08/25/2016	$(651)	$(651)

Total Reverse Repurchase Agreements					$(651)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $714 at a weighted average interest rate of (0.499%).

(e)	Securities with an aggregate market value of $740 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	4	$2	$0	$0
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	7	5	1	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	91	(72)	0	(11)

Total Futures Contracts				$(65)	$1	$(11)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$7,008	$653	$43	$0	$(11)

Total Swap Agreements				$653	$43	$0	$(11)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $1,154 and cash of $520 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	JPY	440,200		$4,243	$229	$0
	10/2014		$1,220	INR	74,810	0	(13)
	10/2014		1,229	KRW	1,255,823	0	(40)
BPS	10/2014	BRL	451		$184	0	0
	10/2014	RUB	13,624		361	17	0
	10/2014		$196	BRL	451	0	(12)
	11/2014	EUR	1,532		$2,052	116	0
	11/2014		$2,915	EUR	2,260	0	(60)
	12/2014	MXN	18,778		$1,415	24	0
BRC	10/2014	INR	19,568		317	1	0
	10/2014	RUB	21,500		573	30	0
	10/2014		$330	INR	20,209	0	(4)
	10/2014		271	MYR	865	0	(8)
	11/2014	EUR	3,454		$4,474	110	0
CBK	10/2014	INR	136,325		2,207	7	0
	10/2014		$180	ZAR	2,021	0	(1)
	10/2014	ZAR	1,735		$162	8	0
	11/2014	EUR	3,143		4,170	199	0
	12/2014	MXN	17,991		1,374	42	0
	01/2015		$2,173	INR	136,325	0	(12)
DUB	10/2014	BRL	168		$68	0	0
	10/2014	COP	566,080		289	10	0
	10/2014	JPY	135,300		1,286	53	0
	10/2014	RUB	12,806		340	17	0
	10/2014		$73	BRL	168	0	(4)
	10/2014		279	COP	566,080	0	0
	10/2014		200	MYR	638	0	(5)
	12/2014	COP	566,080		$277	0	0
	12/2014		$2,100	MXN	27,849	0	(37)
FBF	10/2014	BRL	5,468		$2,326	93	(1)
	10/2014		$2,373	BRL	5,468	0	(139)
	12/2014		364	MXN	4,796	0	(9)
	01/2015	BRL	5,604		$2,373	141	0
GLM	10/2014		6,289		2,715	146	0
	10/2014	INR	7,302		119	1	0
	10/2014	JPY	155,600		1,480	61	0
	10/2014		$2,569	BRL	6,289	3	(3)
	10/2014		250	INR	15,307	0	(3)
	10/2014		496	MYR	1,584	0	(14)
	10/2014		436	RUB	16,708	0	(15)
	12/2014	MXN	8,665		$662	20	0
	01/2015	INR	6,738		108	1	0
HUS	10/2014	JPY	115,800		1,081	25	0
	10/2014	RUB	13,595		361	18	0
	12/2014	MXN	8,897		668	9	0
JPM	10/2014	BRL	645		281	17	0
	10/2014	INR	19,627		318	1	0
	10/2014	KRW	1,255,823		1,206	18	0
	10/2014	RUB	201,646		5,284	197	0
	10/2014		$263	BRL	645	0	0
	10/2014		635	INR	39,195	0	(2)
	10/2014		6,362	JPY	692,500	0	(48)
	10/2014		3,228	RUB	124,580	0	(83)
	11/2014	EUR	1,962		$2,575	96	0
	11/2014	JPY	692,500		6,363	48	0
	02/2015	INR	39,195		620	3	0
	02/2015		$1,200	KRW	1,255,823	0	(20)
MSB	10/2014	BRL	506		$220	13	0
	10/2014		$206	BRL	506	0	0
	10/2014		1,441	JPY	154,400	0	(33)
UAG	10/2014	BRL	9,899		$4,176	135	(3)
	10/2014	MYR	5,131		1,575	13	0
	10/2014		$4,242	BRL	9,899	0	(198)
	10/2014		546	INR	33,301	0	(9)
	10/2014		640	MYR	2,043	0	(18)
	11/2014	BRL	7,872		$3,320	133	0
	01/2015		1,647		709	53	0
	02/2015		$1,562	MYR	5,131	0	(13)

Total Forward Foreign Currency Contracts						$2,108	$(807)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$1,580	$38	$70

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR	0	$129	$121

Total Purchased Options						$167	$191

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014	$200	$(1)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$791	$(21)	$(38)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	646	(12)	(9)
BRC	Put - OTC USD versus JPY		95.000	11/20/2014	1,580	(38)	0
CBK	Put - OTC USD versus JPY		95.000	09/08/2016	754	(16)	(12)
DUB	Call - OTC USD versus JPY		107.500	10/14/2014	1,791	(12)	(38)
JPM	Put - OTC USD versus JPY		91.000	02/18/2016	611	(16)	(4)
MSB	Call - OTC USD versus BRL	BRL	2.385	10/20/2014	2,500	(13)	(92)
UAG	Call - OTC USD versus INR	JPY	68.000	06/01/2015	316	(6)	(4)

						$(134)	$(197)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$0
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(18)	$0

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	0	$(127)	$(132)

Total Written Options						$(280)	$(329)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
CBK	Russia Government International Bond	(1.000%)	03/20/2019	2.398%	$500	$23	$5	$28	$0
GST	Russia Government International Bond	(1.000%)	03/20/2019	2.398%	200	9	2	11	0

						$32	$7	$39	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	06/20/2019	0.911%	$500	$(1)	$3	$2	$0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%	500	0	6	6	0
	South Africa Government International Bond	1.000%	06/20/2015	0.555%	6,600	37	(14)	23	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	700	4	(1)	3	0
	South Africa Government International Bond	1.000%	06/20/2019	1.807%	1,500	(51)	(2)	0	(53)
	Ukraine Government International Bond	5.000%	03/20/2015	21.896%	200	(19)	5	0	(14)
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.573%	900	4	(2)	2	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	300	2	(1)	1	0
BRC	Colombia Government International Bond	1.000%	06/20/2019	0.911%	100	0	1	1	0
	Export-Import Bank of China	1.000%	09/20/2017	0.700%	550	(19)	24	5	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.299%	100	(14)	4	0	(10)
	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.137%	500	(6)	5	0	(1)
	Mexico Government International Bond	1.000%	12/20/2014	0.266%	300	(10)	11	1	0
	Panama Government International Bond	1.000%	06/20/2019	0.846%	200	1	1	2	0
	South Africa Government International Bond	1.000%	06/20/2015	0.555%	300	2	0	2	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	200	1	(1)	0	0
	South Africa Government International Bond	1.000%	06/20/2019	1.807%	300	(10)	0	0	(10)
	Turkey Government International Bond	1.000%	03/20/2015	0.754%	600	2	(1)	1	0
CBK	Brazil Government International Bond	1.000%	03/20/2016	0.768%	200	(1)	2	1	0
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	100	(1)	(2)	0	(3)
	Brazil Government International Bond	1.000%	03/20/2021	1.989%	1,300	(58)	(17)	0	(75)
	China Government International Bond	1.000%	12/20/2016	0.362%	100	(5)	6	1	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	3,200	14	0	14	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.299%	300	(41)	11	0	(30)
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	2.449%	1,000	(26)	19	0	(7)
	South Africa Government International Bond	1.000%	06/20/2019	1.807%	2,700	(87)	(9)	0	(96)
	Ukraine Government International Bond	5.000%	03/20/2015	21.896%	100	(10)	2	0	(8)
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.574%	300	1	0	1	0
	Brazil Government International Bond	1.000%	06/20/2019	1.623%	7,200	(181)	(17)	0	(198)
	China Government International Bond	1.000%	12/20/2016	0.362%	500	(23)	30	7	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%	100	(1)	2	1	0
	Panama Government International Bond	1.000%	06/20/2019	0.846%	500	3	0	3	0
	Qatar Government International Bond	1.000%	03/20/2016	0.226%	100	(1)	2	1	0
	South Africa Government International Bond	1.000%	09/20/2015	0.620%	200	1	0	1	0
	Turkey Government International Bond	1.000%	06/20/2021	2.301%	100	(9)	2	0	(7)
FBF	China Government International Bond	1.000%	12/20/2016	0.362%	300	(15)	19	4	0
	Export-Import Bank of China	1.000%	12/20/2016	0.573%	200	(19)	21	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	2.011%	2,900	(188)	14	0	(174)
GST	Brazil Government International Bond	1.000%	03/20/2015	0.573%	400	2	(1)	1	0
	Brazil Government International Bond	1.000%	12/20/2018	1.465%	600	(28)	17	0	(11)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	1,600	(23)	(28)	0	(51)
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	3,200	10	4	14	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.299%	100	(14)	4	0	(10)
	Panama Government International Bond	1.000%	06/20/2019	0.846%	100	1	0	1	0
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%	400	(7)	(5)	0	(12)
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	3,500	(25)	40	15	0
	Mexico Government International Bond	1.000%	03/20/2021	1.062%	800	(37)	34	0	(3)
	Panama Government International Bond	1.000%	06/20/2019	0.846%	200	1	0	1	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%	300	(10)	10	0	0
	South Africa Government International Bond	1.000%	06/20/2019	1.807%	400	(14)	0	0	(14)
	South Africa Government International Bond	1.000%	03/20/2023	2.413%	2,430	(214)	(29)	0	(243)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.628%	300	(4)	6	2	0
	Brazil Government International Bond	1.000%	12/20/2019	1.750%	1,000	(37)	1	0	(36)
	China Government International Bond	1.000%	12/20/2016	0.362%	400	(20)	25	5	0
	Colombia Government International Bond	1.000%	06/20/2019	0.911%	500	3	(1)	2	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.322%	2,375	(93)	101	8	0

	Indonesia Government International Bond	1.000%	06/20/2019	1.489%	1,000	(22)	0	0	(22)
	Panama Government International Bond	1.000%	06/20/2019	0.846%	500	2	2	4	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%	300	(9)	9	0	0
	Russia Government International Bond	1.000%	06/20/2023	2.730%	1,900	(146)	(85)	0	(231)
	South Africa Government International Bond	1.000%	06/20/2015	0.555%	2,400	14	(6)	8	0
MYC	Brazil Government International Bond	1.000%	03/20/2016	0.768%	3,800	(38)	52	14	0
	Brazil Government International Bond	2.100%	08/20/2016	0.885%	250	0	6	6	0
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	300	(4)	(5)	0	(9)
	China Government International Bond	1.000%	12/20/2016	0.362%	1,200	(56)	73	17	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%	100	(1)	2	1	0
	Petrobras International Finance Co.	1.000%	09/20/2015	0.942%	1,000	(34)	35	1	0
RYL	China Government International Bond	1.000%	06/20/2016	0.317%	600	6	1	7	0
UAG	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.171%	400	0	5	5	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.322%	375	(15)	16	1	0
	Indonesia Government International Bond	1.000%	06/20/2021	2.011%	100	(7)	1	0	(6)

						$(1,543)	$407	$199	$(1,335)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$94	$12	$(5)	$7	$0
GST	CDX.EM-19 5-Year Index	5.000%	06/20/2018	94	9	(1)	8	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	940	78	(61)	17	0
UAG	CDX.EM-15 5-Year Index	5.000%	06/20/2016	2,350	216	(115)	101	0

					$315	$(182)	$133	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	10.910%	01/02/2017	BRL	20,000	$4	$78	$82	$0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		2,800	(1)	5	4	0
DUB	Pay	1-Year BRL-CDI	8.600%	01/02/2017		10,100	9	(290)	0	(281)
JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017		3,400	6	(98)	0	(92)
	Pay	28-Day MXN-TIIE	8.950%	02/19/2019	MXN	11,000	0	126	126	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		70,000	(68)	36	0	(32)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	31,000	(80)	(923)	0	(1,003)

							$(130)	$(1,066)	$212	$(1,408)

Total Swap Agreements							$(1,326)	$(834)	$584	$(2,744)

(i)	Securities with an aggregate market value of $1,209 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$479	$0	$479
Azerbaijan
Sovereign Issues	0	820	0	820
Bermuda
Corporate Bonds & Notes	0	1,986	0	1,986
Brazil
Corporate Bonds & Notes	0	28,628	0	28,628
Sovereign Issues	0	11,988	0	11,988
Cayman Islands
Corporate Bonds & Notes	0	5,466	776	6,242
Chile
Corporate Bonds & Notes	0	6,885	0	6,885
Sovereign Issues	0	132	0	132
China
Corporate Bonds & Notes	0	2,282	0	2,282
Sovereign Issues	0	395	0	395
Colombia
Corporate Bonds & Notes	0	5,196	0	5,196
Sovereign Issues	0	1,169	0	1,169
Costa Rica
Sovereign Issues	0	1,085	0	1,085
El Salvador
Sovereign Issues	0	5,158	0	5,158
Gabon
Sovereign Issues	0	431	0	431
Ghana
Sovereign Issues	0	703	0	703
Guatemala
Sovereign Issues	0	1,168	0	1,168
Hong Kong
Corporate Bonds & Notes	0	2,097	0	2,097
Hungary
Corporate Bonds & Notes	0	555	0	555
Sovereign Issues	0	106	0	106
India
Corporate Bonds & Notes	0	1,975	0	1,975
Indonesia
Corporate Bonds & Notes	0	9,620	0	9,620
Sovereign Issues	0	11,625	0	11,625
Ireland
Corporate Bonds & Notes	0	13,238	0	13,238
Israel
Corporate Bonds & Notes	0	338	0	338
Sovereign Issues	0	796	0	796
Ivory Coast
Sovereign Issues	0	575	0	575
Kazakhstan
Corporate Bonds & Notes	0	11,751	0	11,751
Kenya
Sovereign Issues	0	1,155	0	1,155
Luxembourg
Corporate Bonds & Notes	0	17,853	0	17,853
Mexico
Corporate Bonds & Notes	0	32,248	0	32,248
Sovereign Issues	0	6,502	0	6,502
Mongolia
Sovereign Issues	0	1,603	0	1,603
Morocco
Sovereign Issues	0	1,995	0	1,995
Netherlands
Corporate Bonds & Notes	0	2,712	0	2,712
Panama
Sovereign Issues	0	4,750	0	4,750
Paraguay
Sovereign Issues	0	424	0	424
Peru
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	2,049	0	2,049
Philippines
Corporate Bonds & Notes	0	1,661	0	1,661
Sovereign Issues	0	1,309	0	1,309
Qatar
Corporate Bonds & Notes	0	1,517	0	1,517
Russia
Corporate Bonds & Notes	0	3,500	0	3,500
Sovereign Issues	0	9,203	0	9,203
Senegal
Sovereign Issues	0	234	0	234
Slovenia
Sovereign Issues	0	5,834	0	5,834
South Africa
Corporate Bonds & Notes	0	4,690	0	4,690
Sovereign Issues	0	1,296	0	1,296
Sri Lanka
Corporate Bonds & Notes	0	501	0	501
Sovereign Issues	0	1,109	0	1,109
Sweden
Corporate Bonds & Notes	0	283	0	283
Thailand
Corporate Bonds & Notes	0	1,050	0	1,050
Trinidad and Tobago
Corporate Bonds & Notes	0	1,787	0	1,787
Turkey
Corporate Bonds & Notes	0	2,127	0	2,127
Sovereign Issues	0	8,692	0	8,692
Ukraine
Sovereign Issues	0	4,452	0	4,452
United Arab Emirates
Corporate Bonds & Notes	0	451	0	451
United Kingdom
Corporate Bonds & Notes	0	453	0	453
United States
Corporate Bonds & Notes	0	3,339	0	3,339
Mortgage-Backed Securities	0	597	0	597
U.S. Government Agencies	0	65	0	65
U.S. Treasury Obligations	0	256	0	256
Uruguay
Sovereign Issues	0	1,774	0	1,774
Venezuela
Corporate Bonds & Notes	0	7,524	0	7,524
Sovereign Issues	0	12,164	0	12,164
Virgin Islands (British)
Corporate Bonds & Notes	0	10,563	0	10,563
Zambia
Sovereign Issues	0	477	0	477
Short-Term Instruments
Repurchase Agreements	0	625	0	625
U.S. Treasury Bills	0	2,108	0	2,108
	$0	$287,783	$776	$288,559

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,258	$0	$0	$15,258

Total Investments	$15,258	$287,783	$776	$303,817

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	0	0	1
Over the counter	0	2,883	0	2,883
	$1	$2,883	$0	$2,884

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(11)	0	(22)
Over the counter	0	(3,880)	0	(3,880)

	$(11)	$(3,891)	$0	$(3,902)

Totals	$15,248	$286,775	$776	$302,799

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.7%
AUSTRALIA 2.0%
CORPORATE BONDS & NOTES 1.3%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$700	$704
Westpac Banking Corp.
1.250% due 12/15/2017		800	793

			1,497

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Pty. Ltd.
3.040% due 08/22/2037	AUD	48	42
Torrens Trust
3.290% due 10/19/2038		59	52

			94

SOVEREIGN ISSUES 0.6%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (c)		121	120
Queensland Treasury Corp.
4.250% due 07/21/2023		600	540

			660

Total Australia (Cost $2,303)			2,251

BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
3.115% due 03/17/2020		$200	204
3.250% due 03/17/2017		300	304

Total Brazil (Cost $500)			508

CANADA 1.5%
CORPORATE BONDS & NOTES 0.4%
Toronto-Dominion Bank
0.675% due 07/02/2019		$500	502

SOVEREIGN ISSUES 1.1%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	103
Province of Ontario
1.900% due 09/08/2017		500	451
3.450% due 06/02/2045		100	87
3.500% due 06/02/2024		600	559
6.200% due 06/02/2031		100	120

			1,320

Total Canada (Cost $1,877)			1,822

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.9%
Atrium CDO Corp.
1.338% due 11/16/2022		$300	297
Gallatin CLO Ltd.
1.432% due 07/15/2023		200	200
Stanfield Bristol CLO Ltd.
0.494% due 10/15/2019		3	3
Symphony CLO Ltd.
1.335% due 01/09/2023		500	500

Total Cayman Islands (Cost $1,003)			1,000

CHINA 0.2%
CORPORATE BONDS & NOTES 0.2%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$200	208

Total China (Cost $203)			208

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	15	3

Total Denmark (Cost $2)			3

FRANCE 5.1%
CORPORATE BONDS & NOTES 1.0%
BPCE S.A.
0.865% due 06/17/2017		$300	301
4.500% due 03/15/2025		500	487
Credit Agricole S.A.
0.780% due 06/12/2017		400	401

			1,189

SOVEREIGN ISSUES 4.1%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		200	201
3.375% due 03/20/2024		400	418
France Government Bond
1.000% due 11/25/2018	EUR	900	1,175
3.250% due 05/25/2045		1,000	1,510
4.000% due 10/25/2038		200	337
4.500% due 04/25/2041		600	1,098

			4,739

Total France (Cost $5,821)			5,928

GERMANY 1.7%
CORPORATE BONDS & NOTES 1.4%
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	200	317
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	400	356
4.750% due 03/12/2019	NZD	1,200	945

			1,618

SOVEREIGN ISSUES 0.3%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	103	137
4.000% due 01/04/2037		100	179

			316

Total Germany (Cost $2,048)			1,934

GREECE 0.6%
CORPORATE BONDS & NOTES 0.6%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	500	660

Total Greece (Cost $671)			660

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$200	201

Total Hong Kong (Cost $196)			201

INTERNATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Investment Bank
0.500% due 08/10/2023	AUD	400	246

Total International (Cost $264)			246

IRELAND 2.2%
ASSET-BACKED SECURITIES 0.1%
Race Point CLO Ltd.
0.494% due 04/15/2020		$117	117

CORPORATE BONDS & NOTES 1.9%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	1,000	1,360
4.875% due 10/28/2015		$600	627
5.125% due 03/16/2037		200	238

			2,225

MORTGAGE-BACKED SECURITIES 0.2%
German Residential Funding PLC
1.333% due 08/27/2024	EUR	195	252

Total Ireland (Cost $2,681)			2,594

ITALY 8.1%
ASSET-BACKED SECURITIES 0.3%
Alba SPV SRL
1.701% due 04/20/2040	EUR	159	202
Berica Asset-Backed Security SRL
0.382% due 12/31/2055		118	148

			350

CORPORATE BONDS & NOTES 2.0%
Banca Carige SpA
3.875% due 10/24/2018		600	836
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		400	548
5.000% due 02/09/2019		100	144
Banco Popolare SC
3.250% due 09/30/2016		300	390
3.500% due 03/14/2019		300	394

			2,312

MORTGAGE-BACKED SECURITIES 0.7%
Berica Residential MBS SRL
0.616% due 03/31/2048		243	300
Claris ABS
0.794% due 10/31/2060		287	359
Giovecca Mortgages SRL
0.804% due 04/23/2048		147	186

			845

SOVEREIGN ISSUES 5.1%
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024		200	284
4.500% due 05/01/2023		1,000	1,500
4.750% due 09/01/2028		500	765
4.750% due 09/01/2044		700	1,063
5.500% due 09/01/2022		400	636
5.500% due 11/01/2022		800	1,272

Italy Government International Bond
6.000% due 08/04/2028	GBP	200	383

			5,903

Total Italy (Cost $9,576)			9,410

MEXICO 6.7%
SOVEREIGN ISSUES 6.7%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	12,100	896
7.500% due 06/03/2027		8,500	694
7.750% due 05/29/2031		9,610	792
7.750% due 11/23/2034		1,600	132
9.500% due 12/18/2014		62,000	4,684
10.000% due 12/05/2024		6,500	626

Total Mexico (Cost $8,076)			7,824

NETHERLANDS 0.7%
ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	175	219
Jubilee CDO BV
0.487% due 09/20/2022		200	248

			467

CORPORATE BONDS & NOTES 0.3%
ING Bank NV
2.625% due 12/05/2022		$300	296

Total Netherlands (Cost $784)			763

NEW ZEALAND 1.3%
SOVEREIGN ISSUES 1.3%
New Zealand Government Bond
2.000% due 09/20/2025 (c)	NZD	411	310
5.000% due 03/15/2019		300	244
6.000% due 05/15/2021		1,100	954

Total New Zealand (Cost $1,530)			1,508

NORWAY 0.4%
SOVEREIGN ISSUES 0.4%
Kommunalbanken A/S
0.614% due 03/27/2017		$400	403

Total Norway (Cost $400)			403

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Espirito Santo S.A.
3.875% due 01/21/2015	EUR	100	120
5.000% due 05/14/2019		100	121
Novo Banco S.A.
3.375% due 02/17/2016		200	255

Total Portugal (Cost $524)			496

SLOVENIA 3.5%
SOVEREIGN ISSUES 3.5%
Slovenia Government International Bond
1.750% due 10/09/2017	EUR	200	260
4.125% due 02/18/2019		$500	522
4.700% due 11/01/2016	EUR	600	818
4.750% due 05/10/2018		$1,400	1,500
5.250% due 02/18/2024		600	642
5.850% due 05/10/2023		300	335

Total Slovenia (Cost $4,058)			4,077

SPAIN 10.5%
CORPORATE BONDS & NOTES 1.1%
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	400	548
4.125% due 03/30/2017		300	413
Cedulas Fondo de Titulizacion de Activos
3.875% due 05/23/2025		200	288

			1,249

SOVEREIGN ISSUES 9.4%
Spain Government International Bond
2.750% due 10/31/2024		1,300	1,726
3.800% due 04/30/2024		100	145
4.400% due 10/31/2023		600	912
4.800% due 01/31/2024		700	1,094
5.150% due 10/31/2028		200	322
5.400% due 01/31/2023		3,900	6,297
Xunta de Galicia
6.131% due 04/03/2018		300	446

			10,942

Total Spain (Cost $12,165)			12,191

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
European Investment Bank
0.500% due 06/21/2023	AUD	500	310

Total Supranational (Cost $312)			310

SWEDEN 0.5%
CORPORATE BONDS & NOTES 0.3%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	223
Swedbank Hypotek AB
3.750% due 12/20/2017		1,100	167

			390

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		1,200	193

Total Sweden (Cost $614)			583

UNITED KINGDOM 10.1%
ASSET-BACKED SECURITIES 0.3%
Motor PLC
0.635% due 08/25/2021		$388	388

CORPORATE BONDS & NOTES 1.0%
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	200	379
NRAM Covered Bond LLP
5.625% due 06/22/2017		$700	780

			1,159

MORTGAGE-BACKED SECURITIES 2.7%
Business Mortgage Finance 7 PLC
2.560% due 02/15/2041	GBP	193	312
Eurohome UK Mortgages PLC
0.713% due 06/15/2044		172	266
Eurosail PLC
0.719% due 06/10/2044		56	89
Fosse Master Issuer PLC
2.658% due 10/18/2054		200	329
Granite Master Issuer PLC
0.494% due 12/20/2054		$100	98
Mansard Mortgages PLC
1.213% due 12/15/2049	GBP	296	473
Newgate Funding PLC
0.720% due 12/01/2050		300	453

1.563% due 12/15/2050		392	621
RMAC Securities PLC
0.713% due 06/12/2044		295	455

			3,096

SOVEREIGN ISSUES 6.1%
United Kingdom Gilt
2.250% due 09/07/2023		500	807
2.750% due 09/07/2024		200	333
3.250% due 01/22/2044		1,700	2,857
3.500% due 01/22/2045		200	352
4.250% due 06/07/2032		400	775
4.250% due 03/07/2036		100	195
4.250% due 12/07/2040		600	1,189
4.500% due 09/07/2034		300	602

			7,110

Total United Kingdom (Cost $11,226)			11,753

UNITED STATES 17.2%
ASSET-BACKED SECURITIES 0.8%
Amortizing Residential Collateral Trust
0.735% due 07/25/2032		$1	1
0.855% due 10/25/2031		2	1
Amresco Residential Securities Corp. Mortgage Loan Trust
1.095% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036		8	9
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.156% due 12/20/2027		1	1
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.605% due 08/25/2035		175	174
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034		12	11
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		216	126
Residential Asset Securities Corp. Trust
0.655% due 07/25/2032 ^		2	2
SLM Student Loan Trust
0.734% due 10/25/2017		127	127
1.734% due 04/25/2023		470	488
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033		2	2

			944

CORPORATE BONDS & NOTES 2.9%
Ally Financial, Inc.
2.750% due 01/30/2017		200	197
2.914% due 07/18/2016		100	101
4.625% due 06/26/2015		300	305
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	278
International Lease Finance Corp.
6.750% due 09/01/2016		$200	216
JPMorgan Chase & Co.
0.784% due 04/25/2018		400	402
1.350% due 02/15/2017		300	300
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	42
Sprint Communications, Inc.
8.375% due 08/15/2017		400	448
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,094

			3,383

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
1.832% due 09/25/2045		78	76
Banc of America Mortgage Trust
2.699% due 02/25/2036 ^		64	55
Bear Stearns Adjustable Rate Mortgage Trust
2.475% due 08/25/2033		4	4
2.528% due 03/25/2035		6	7
2.580% due 03/25/2035		67	68
Bear Stearns ALT-A Trust
0.315% due 02/25/2034		83	77
2.613% due 11/25/2035 ^		54	43
2.617% due 09/25/2035		60	52

2.669% due 03/25/2036 ^	110	82
2.701% due 08/25/2036 ^	65	48
Bear Stearns Structured Products, Inc.
2.555% due 12/26/2046	49	38
Citigroup Commercial Mortgage Trust
0.904% due 06/15/2033	400	401
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035	12	12
2.280% due 09/25/2035	20	21
Countrywide Alternative Loan Trust
0.364% due 03/20/2046	111	88
0.435% due 02/25/2037	95	77
1.115% due 12/25/2035	130	110
1.615% due 11/25/2035	23	18
5.250% due 06/25/2035 ^	17	16
Countrywide Home Loan Mortgage Pass-Through Trust
0.385% due 05/25/2035	45	39
0.475% due 03/25/2035	97	77
0.485% due 02/25/2035	11	11
2.493% due 11/25/2034	14	14
2.624% due 08/25/2034	43	39
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.863% due 02/25/2037 ^	232	130
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)	400	7
1.549% due 11/10/2046 (a)	936	25
GSR Mortgage Loan Trust
2.742% due 01/25/2036 ^	125	118
HarborView Mortgage Loan Trust
2.482% due 05/19/2033	7	7
IndyMac Mortgage Loan Trust
0.395% due 07/25/2035	39	35
JPMorgan Mortgage Trust
2.165% due 07/27/2037	171	148
2.621% due 02/25/2036 ^	73	65
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030	11	10
Merrill Lynch Mortgage Investors Trust
1.572% due 10/25/2035	19	19
Morgan Stanley Bank of America Merrill Lynch Trust
1.627% due 12/15/2048 (a)	1,271	83
Morgan Stanley Capital Trust
0.301% due 07/12/2044	168	167
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036	83	80
Residential Accredit Loans, Inc. Trust
0.305% due 02/25/2047	47	28
0.335% due 06/25/2046	388	179
0.365% due 04/25/2046	107	54
Structured Adjustable Rate Mortgage Loan Trust
2.463% due 04/25/2034	13	13
Structured Asset Mortgage Investments Trust
0.365% due 05/25/2046	18	14
0.375% due 05/25/2036	140	105
0.375% due 09/25/2047	200	158
0.385% due 05/25/2045	34	31
0.443% due 07/19/2034	5	5
0.813% due 09/19/2032	4	4
0.853% due 03/19/2034	9	9
1.615% due 08/25/2047	57	52
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	40
Thornburg Mortgage Securities Trust
1.405% due 06/25/2047	27	25
5.750% due 06/25/2047	71	66
Wachovia Mortgage Loan Trust LLC
2.499% due 10/20/2035 ^	254	245
WaMu Mortgage Pass-Through Certificates Trust
0.465% due 01/25/2045	185	178
1.095% due 06/25/2046	66	64
1.115% due 02/25/2046	147	140
1.926% due 02/27/2034	8	8
2.143% due 03/25/2033	19	19
2.406% due 03/25/2035	113	113
Washington Mutual Mortgage Pass-Through Certificates Trust
1.055% due 07/25/2046 ^	40	24
Wells Fargo Mortgage-Backed Securities Trust
2.603% due 03/25/2036	141	138
2.612% due 04/25/2036	14	14
2.612% due 07/25/2036 ^	101	100
2.615% due 03/25/2035	151	155

2.615% due 06/25/2035	45	45

		4,394

MUNICIPAL BONDS & NOTES 0.3%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	257
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	131

		388

	SHARES
PREFERRED SECURITIES 0.0%
Navient LLC CPI Linked Security
4.122% due 01/16/2018	900	22

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
0.275% due 03/25/2034	$10	10
0.305% due 08/25/2034	7	7
0.505% due 09/25/2042	26	26
0.585% due 11/25/2040	162	163
0.605% due 11/25/2040	212	215
0.735% due 06/25/2041	423	428
1.318% due 10/01/2044	25	26
2.006% due 12/01/2034	8	9
2.202% due 05/25/2035	23	24
2.485% due 11/01/2034	64	69
3.500% due 11/01/2021 - 10/01/2029	3,095	3,254
5.480% due 07/01/2018	200	218
6.000% due 07/25/2044	16	18
Freddie Mac
0.654% due 12/15/2032	15	15
0.754% due 12/15/2037	48	49
1.318% due 10/25/2044	73	76
2.250% due 03/01/2035	14	14
2.315% due 04/01/2035	141	150
2.363% due 02/01/2029	6	6
Ginnie Mae
1.625% due 04/20/2028 - 06/20/2030	3	3
2.000% due 04/20/2030 - 05/20/2030	2	2
NCUA Guaranteed Notes
0.626% due 11/05/2020	1,430	1,437
0.716% due 12/08/2020	351	353
Tennessee Valley Authority
6.250% due 12/15/2017	400	462

		7,034

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds
3.125% due 08/15/2044	400	394
3.375% due 05/15/2044	100	103
3.750% due 11/15/2043	700	774
5.250% due 02/15/2029	100	129
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023 (f)	826	800
0.125% due 07/15/2024	702	675
2.375% due 01/15/2025 (f)	126	148
U.S. Treasury Notes
2.500% due 05/15/2024 (f)	400	401
2.750% due 11/15/2023 (f)	400	410

		3,834

Total United States (Cost $19,968)		19,999

SHORT-TERM INSTRUMENTS 14.0%
CERTIFICATES OF DEPOSIT 0.8%
Credit Suisse
0.444% due 01/12/2015	100	100
0.610% due 01/28/2016	400	400
Intesa Sanpaolo SpA
1.614% due 04/11/2016	300	303

1.650% due 04/07/2015		100	100

			903

REPURCHASE AGREEMENTS (d) 0.2%			212

GREECE TREASURY BILLS 1.4%
1.762% due 11/14/2014 - 12/19/2014 (b)	EUR	1,300	1,638

MEXICO TREASURY BILLS 11.4%
3.159% due 10/02/2014 - 02/19/2015 (b)	MXN	179,871	13,298

U.S. TREASURY BILLS 0.2%
0.051% due 10/16/2014 (f)		$256	256

Total Short-Term Instruments (Cost $16,767)			16,307

Total Investments in Securities (Cost $103,569)			102,979

	SHARES
INVESTMENTS IN AFFILIATES 11.2%
SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio		31,656	317
PIMCO Short-Term Floating NAV Portfolio III		1,273,040	12,719

Total Short-Term Instruments (Cost $13,036)			13,036

Total Investments in Affiliates (Cost $13,036)			13,036

Total Investments 99.9% (Cost $116,605)			$116,015
Financial Derivative Instruments (e)(g) 1.5% (Cost or Premiums, net $(439))			1,795
Other Assets and Liabilities, net (1.4%)			(1,631)

Net Assets 100.0%			$116,179

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$212	U.S. Treasury Notes 1.500% due 02/28/2019	$(219)	$212	$212

Total Repurchase Agreements						$(219)	$212	$212

(1)	Includes accrued interest.

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $2,466 at a weighted average interest rate of 0.476%.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.500%	11/01/2044	$3,000	$(3,225)	$(3,229)

Total Short Sales					$(3,225)	$(3,229)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$131.000	10/24/2014	45	$0	$1

Total Purchased Options				$0	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$126.500	10/24/2014	8	$(2)	$(1)

Total Written Options				$(2)	$(1)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2014	55	$42	$8	$0
90-Day Eurodollar December Futures	Short	12/2015	93	18	2	0
90-Day Eurodollar June Futures	Short	06/2015	41	(4)	0	0
90-Day Eurodollar September Futures	Long	09/2015	12	0	0	0
Australia Government 3-Year Bond December Futures	Long	12/2014	20	8	2	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	(6)	0	0
Canada Government 10-Year Bond December Futures	Short	12/2014	22	16	7	(8)
Euro-Bobl December Futures	Long	12/2014	13	6	2	0
Euro-BTP Italy Government Bond December Futures	Long	12/2014	70	116	50	(22)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	18	(27)	0	(9)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2014	20	35	6	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	7	0	0
U.S. Treasury 10-Year Note December Futures	Short	12/2014	31	(25)	4	0
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	15	(24)	0	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	72	(1)	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	64	(6)	0	0
United Kingdom Long Gilt December Futures	Long	12/2014	22	3	10	0

Total Futures Contracts				$158	$93	$(45)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	12/17/2016		$4,200	$1	$6	$1	$0
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		2,600	14	4	0	0
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		3,700	0	3	1	0
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		21,800	109	43	5	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		5,900	(127)	(95)	4	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,800	(39)	118	0	(2)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		400	18	20	0	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	7,600	(28)	(53)	0	(2)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		2,900	(9)	7	0	(1)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		500	1	0	0	0
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		1,400	(17)	(13)	0	(4)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	1,920,000	587	557	0	(50)
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	143,800	(25)	(9)	3	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		55,100	(10)	(1)	1	0
Pay	28-Day MXN-TIIE	5.640%	06/04/2021		1,000	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		27,600	(34)	(36)	5	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		3,800	(4)	(4)	1	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		5,600	(10)	(12)	0	0

						$426	$534	$21	$(59)

Total Swap Agreements						$426	$534	$21	$(59)

(1)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(f)	Securities with an aggregate market value of $1,260 and cash of $477 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	CAD	984		$893	$15	$0
	10/2014	EUR	683		884	22	0
	10/2014	MXN	2,948		223	3	0
	10/2014	MYR	9,802		2,989	5	0
	10/2014	NZD	3,152		2,607	147	0
	10/2014		$4,644	AUD	5,230	0	(65)
	10/2014		13,256	EUR	10,405	0	(114)
	10/2014		10,614	GBP	6,490	0	(93)
	10/2014		141	RUB	5,376	0	(5)
	10/2014		48	TRY	105	0	(2)
	11/2014	AUD	5,230		$4,633	64	0
	11/2014	EUR	10,405		13,259	114	0
	11/2014	GBP	6,490		10,611	93	0
	12/2014	MXN	2,188		167	5	0
	02/2015		$2,963	MYR	9,802	0	(6)
	09/2015		70	CNY	430	0	(1)
BPS	10/2014	BRL	1,184		$508	24	0
	10/2014	CAD	446		407	9	0
	10/2014	EUR	5,232		6,750	142	0
	10/2014	GBP	515		854	19	0
	10/2014	JPY	316,100		2,945	63	0
	10/2014	MXN	52,873		3,994	64	0
	10/2014		$515	BRL	1,184	0	(31)
	10/2014		7,785	EUR	6,018	0	(184)
	10/2014		416	RUB	15,745	0	(19)
	11/2014	CHF	133		$147	8	0
	11/2014	JPY	112,900		1,036	6	0
	11/2014		$250	CAD	280	0	0
	11/2014		1,459	EUR	1,158	4	0
	12/2014	MXN	87,338		$6,569	100	0
	12/2014		$499	MXN	6,679	0	(4)
BRC	10/2014	CAD	680		$626	18	0
	10/2014	EUR	5,832		7,611	245	0
	10/2014	INR	22,638		371	6	0
	10/2014	RUB	25,328		695	57	0
	10/2014	TRY	888		405	16	0
	10/2014		$1,274	MYR	4,057	0	(39)
	10/2014		7	RUB	257	0	(1)
	11/2014	CHF	584		$629	17	0
	11/2014	SEK	4,234		612	26	0
	11/2014		$84	CHF	76	0	(4)
	11/2014		2,759	JPY	302,700	1	0
	12/2014	MXN	7,318		$549	6	0
	09/2015		$154	CNY	941	0	(4)
CBK	10/2014	BRL	654		$287	20	0
	10/2014	EUR	5,277		6,908	242	0
	10/2014	GBP	239		394	6	0
	10/2014		$272	BRL	654	0	(5)
	10/2014		1,103	EUR	854	0	(24)
	10/2014		2,086	INR	127,094	0	(35)
	11/2014		1,644	CHF	1,538	0	(33)
	12/2014		362	MXN	4,733	0	(11)
	09/2015		577	CNY	3,492	0	(20)
DUB	10/2014	AUD	230		$206	5	0
	10/2014	BRL	1,231		502	0	(1)
	10/2014	JPY	368,000		3,491	135	0
	10/2014		$537	BRL	1,231	0	(34)
	10/2014		1,197	JPY	128,000	0	(30)
	10/2014		397	MYR	1,253	0	(15)
	11/2014	ILS	1,593		$440	7	0
	12/2014	MXN	15,201		1,157	31	0
FBF	10/2014	EUR	1,031		1,359	57	0
	10/2014		$249	ZAR	2,678	0	(12)
	11/2014		670	CHF	641	2	0
	11/2014		57	EUR	45	0	0
	12/2014		141	ILS	504	0	(4)
GLM	10/2014	BRL	2,865		$1,169	0	(2)
	10/2014	EUR	1,076		1,404	45	0
	10/2014	JPY	648,413		6,223	310	0
	10/2014	MXN	33,612		2,557	59	0
	10/2014		$1,237	BRL	2,865	0	(66)
	10/2014		346	ZAR	3,728	0	(16)
	10/2014	ZAR	928		$87	5	0
	11/2014	AUD	433		380	2	0
	11/2014	BRL	169		69	1	0
	11/2014	EUR	92		119	3	0
	11/2014	GBP	442		721	4	0
	11/2014	ILS	5,090		1,404	22	0
	11/2014		$192	CHF	174	0	(10)
	11/2014		334	ILS	1,226	0	(1)
	12/2014	ILS	6,826		$1,914	60	0
	12/2014	MXN	4,540		344	8	0
	12/2014		$760	MXN	10,168	0	(7)
	02/2015	MXN	37,949		$2,859	57	0
HUS	10/2014	CAD	30		27	0	0
	10/2014	EUR	335		442	19	0
	10/2014	JPY	493,600		4,540	39	0
	10/2014		$1,731	EUR	1,330	0	(51)
	10/2014		2,492	JPY	263,100	0	(93)
	10/2014		536	MYR	1,718	0	(13)
	10/2014		2,491	NZD	3,152	0	(31)
	10/2014		53	RUB	1,941	0	(4)
	10/2014		115	TRY	251	0	(5)
	10/2014		93	ZAR	996	0	(5)
	10/2014	ZAR	1,317		$121	5	0
	11/2014	NZD	3,152		2,483	31	0
	02/2015	MXN	53,206		4,027	102	0
JPM	10/2014	AUD	4,042		3,616	77	0
	10/2014	CAD	2,181		1,990	43	0
	10/2014	EUR	2,651		3,425	77	0
	10/2014	GBP	316		513	3	(2)
	10/2014	INR	143,023		2,316	8	0
	10/2014	RUB	39,948		1,073	66	0
	10/2014		$1,775	AUD	1,940	0	(76)
	10/2014		954	GBP	584	0	(7)
	10/2014		205	INR	12,420	0	(5)
	10/2014		13,300	JPY	1,435,013	0	(216)
	10/2014		877	MYR	2,773	0	(33)
	10/2014		166	RUB	6,185	0	(10)
	10/2014		143	TRY	311	0	(7)
	10/2014	ZAR	3,405		$315	14	0
	11/2014	CHF	3,855		4,135	95	0
	11/2014	EUR	89		113	0	0
	11/2014	GBP	240		392	3	0
	11/2014	JPY	797,913		7,332	55	0
	11/2014		$1,377	CHF	1,286	0	(30)
	12/2014	MXN	2,324		$176	4	0
	12/2014		$349	ILS	1,249	0	(10)
	02/2015		1,792	INR	113,373	0	(7)
	09/2015		106	CNY	640	0	(4)
MSB	10/2014	BRL	1,318		$572	33	0
	10/2014	EUR	19,852		26,203	1,128	0
	10/2014	GBP	6,004		9,958	224	0
	10/2014	HKD	263		34	0	0
	10/2014		$538	BRL	1,318	1	0
	10/2014		978	RUB	36,342	0	(62)
	10/2014		113	TRY	246	0	(5)
	12/2014	MXN	2,761		$208	3	0
	09/2015		$70	CNY	431	0	(1)
RBC	10/2014	AUD	546		$495	17	0
	10/2014		$240	AUD	263	0	(10)
	10/2014		173	EUR	134	0	(4)
	12/2014	MXN	6,907		$526	14	0
	02/2015		3,108		235	6	0
SOG	10/2014	AUD	2,615		2,425	136	0
	10/2014	BRL	1,003		409	0	(1)
	10/2014		$436	BRL	1,003	0	(26)
	10/2014	ZAR	2,497		$229	8	0
UAG	10/2014	BRL	3,777		1,607	64	0
	10/2014	CNY	5,586		901	0	(8)
	10/2014	EUR	100		129	3	0
	10/2014		$1,546	BRL	3,777	2	(5)
	10/2014		29,836	EUR	23,328	0	(370)
	10/2014		426	INR	26,148	0	(4)
	11/2014	CHF	958		$1,060	57	0
	11/2014	EUR	23,328		29,842	371	0
	11/2014		$1,593	BRL	3,777	0	(64)

Total Forward Foreign Currency Contracts						$5,088	$(2,067)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,000	$81	$47

Total Purchased Options							$81	$47

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	1,700	$(3)	$(2)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		$400	(1)	0

							$(4)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.945	11/26/2014	AUD	300	$(1)	$0
	Call - OTC USD versus BRL	BRL	2.640	06/10/2015		$300	(8)	(14)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		1,000	(18)	(13)
	Put - OTC USD versus JPY		80.000	02/18/2019		400	(22)	(11)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(10)	(6)
	Call - OTC USD versus MXN	MXN	13.450	10/15/2014		300	(2)	(2)
BPS	Call - OTC USD versus BRL	BRL	2.540	12/15/2014		800	(8)	(20)
	Call - OTC USD versus BRL		2.533	12/17/2014		1,300	(15)	(34)
	Call - OTC USD versus BRL		2.700	05/29/2015		400	(10)	(15)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		300	(7)	(2)
	Put - OTC USD versus JPY		94.750	04/21/2016		600	(18)	(6)
	Put - OTC USD versus JPY		97.000	09/08/2016		1,000	(22)	(19)
CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015		200	(4)	(7)
	Call - OTC USD versus BRL		2.740	06/08/2015		300	(7)	(11)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		200	(5)	(2)
	Put - OTC USD versus JPY		95.000	09/08/2016		1,600	(35)	(26)
	Put - OTC USD versus JPY		96.000	09/08/2016		500	(12)	(9)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016		500	(12)	(5)
GLM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		200	(1)	(7)
	Call - OTC USD versus BRL		2.650	05/29/2015		100	(3)	(4)
	Call - OTC USD versus BRL		2.710	06/02/2015		200	(6)	(7)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		200	(5)	(1)
JPM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		200	(1)	(7)
	Call - OTC USD versus BRL		2.404	10/14/2014		200	(1)	(6)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		800	(20)	(5)
MSB	Call - OTC USD versus BRL	BRL	2.385	10/20/2014		800	(5)	(30)
	Call - OTC USD versus BRL		2.650	06/08/2015		200	(6)	(9)
UAG	Call - OTC AUD versus USD		$0.945	11/26/2014	AUD	500	(2)	0
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		$400	(11)	(19)

							$(277)	$(297)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$4,000	$(76)	$(63)

Total Written Options							$(357)	$(362)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.328%	$1,000	$0	$(16)	$0	$(16)
CBK	Russia Government International Bond	(1.000%	)	09/20/2019	2.459%	500	29	4	33	0

							$29	$(12)	$33	$(16)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$300	$(15)	$8	$0	$(7)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	100	(3)	0	0	(3)
	Japan Government International Bond	1.000%	06/20/2018	0.273%	200	3	2	5	0
BPS	Italy Government International Bond	1.000%	09/20/2019	1.001%	200	0	0	0	0
BRC	Italy Government International Bond	1.000%	09/20/2019	1.001%	300	1	(1)	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	200	4	2	6	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%	100	(4)	2	0	(2)
	Mexico Government International Bond	1.000%	09/20/2019	0.836%	100	1	0	1	0
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.548%	300	(13)	6	0	(7)
	China Government International Bond	1.000%	03/20/2019	0.727%	100	0	1	1	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%	600	(11)	13	2	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	100	(1)	1	0	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	100	0	0	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	400	8	3	11	0
GST	Japan Government International Bond	1.000%	06/20/2018	0.273%	400	8	3	11	0
HUS	Brazil Government International Bond	1.000%	06/20/2019	1.623%	100	(2)	(1)	0	(3)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	100	(3)	0	0	(3)
	Italy Government International Bond	1.000%	03/20/2019	0.931%	100	(3)	3	0	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	100	0	0	0	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%	100	1	0	1	0
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%	200	(8)	3	0	(5)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.548%	100	(4)	2	0	(2)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	100	(3)	0	0	(3)
	China Government International Bond	1.000%	03/20/2019	0.727%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	200	4	1	5	0

						$(40)	$49	$44	$(35)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	800	$1,054	$0	$(42)	$0	$(42)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		3,200	4,220	(19)	(152)	0	(171)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		800	1,054	(17)	(24)	0	(41)
DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.219% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	500	535	(2)	(10)	0	(12)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	2,400	3,162	(42)	(83)	0	(125)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	300	320	1	(7)	0	(6)
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	2,500	3,294	(20)	(111)	0	(131)
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	600	641	0	(13)	0	(13)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		800	855	1	(19)	0	(18)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		500	533	0	(10)	0	(10)

							$(98)	$(471)	$0	$(569)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	62,200	$3	$(14)	$0	$(11)
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		400	0	(1)	0	(1)
BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	11,100	(13)	(33)	0	(46)
DUB	Pay	1-Year BRL-CDI	11.160%	01/04/2021		6,900	1	(78)	0	(77)
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	1,000	(1)	(1)	0	(2)
	Pay	28-Day MXN-TIIE	6.980%	05/19/2034		1,000	0	(1)	0	(1)
FBF	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	200	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		100	1	(2)	0	(1)
	Pay	28-Day MXN-TIIE	4.620%	09/23/2016	MXN	27,600	0	0	0	0
GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	18,300	(26)	(50)	0	(76)
	Pay	28-Day MXN-TIIE	7.150%	04/27/2034	MXN	1,000	0	1	1	0
HUS	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		1,000	0	(1)	0	(1)
SOG	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		2,000	9	(1)	8	0
UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	16,300	(3)	(64)	0	(67)
	Pay	1-Year BRL-CDI	11.000%	01/04/2021		6,700	(19)	(70)	0	(89)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		1,700	(1)	(6)	0	(7)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	5,400	(3)	(3)	0	(6)

							$(52)	$(325)	$9	$(386)

Total Swap Agreements							$(161)	$(759)	$86	$(1,006)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$1,497	$0	$1,497
Mortgage-Backed Securities	0	94	0	94
Sovereign Issues	0	660	0	660
Brazil
Corporate Bonds & Notes	0	508	0	508
Canada
Corporate Bonds & Notes	0	502	0	502
Sovereign Issues	0	1,320	0	1,320
Cayman Islands
Asset-Backed Securities	0	1,000	0	1,000
China
Corporate Bonds & Notes	0	208	0	208
Denmark
Corporate Bonds & Notes	0	3	0	3
France
Corporate Bonds & Notes	0	1,189	0	1,189
Sovereign Issues	0	4,739	0	4,739
Germany
Corporate Bonds & Notes	0	1,618	0	1,618
Sovereign Issues	0	316	0	316
Greece
Corporate Bonds & Notes	0	660	0	660
Hong Kong
Corporate Bonds & Notes	0	201	0	201
International
Corporate Bonds & Notes	0	246	0	246
Ireland
Asset-Backed Securities	0	117	0	117
Corporate Bonds & Notes	0	2,225	0	2,225
Mortgage-Backed Securities	0	252	0	252
Italy
Asset-Backed Securities	0	350	0	350
Corporate Bonds & Notes	0	2,312	0	2,312
Mortgage-Backed Securities	0	845	0	845
Sovereign Issues	0	5,903	0	5,903
Mexico
Sovereign Issues	0	7,824	0	7,824
Netherlands
Asset-Backed Securities	0	467	0	467
Corporate Bonds & Notes	0	296	0	296
New Zealand
Sovereign Issues	0	1,508	0	1,508
Norway
Sovereign Issues	0	403	0	403
Portugal
Corporate Bonds & Notes	0	496	0	496
Slovenia
Sovereign Issues	0	4,077	0	4,077
Spain
Corporate Bonds & Notes	0	1,249	0	1,249
Sovereign Issues	0	10,942	0	10,942
Supranational
Corporate Bonds & Notes	0	310	0	310
Sweden
Corporate Bonds & Notes	0	390	0	390
Sovereign Issues	0	193	0	193
United Kingdom
Asset-Backed Securities	0	388	0	388
Corporate Bonds & Notes	0	1,159	0	1,159
Mortgage-Backed Securities	0	3,096	0	3,096
Sovereign Issues	0	7,110	0	7,110
United States
Asset-Backed Securities	0	944	0	944
Corporate Bonds & Notes	0	3,383	0	3,383
Mortgage-Backed Securities	0	4,356	38	4,394
Municipal Bonds & Notes	0	388	0	388
Preferred Securities	22	0	0	22
U.S. Government Agencies	0	7,034	0	7,034
U.S. Treasury Obligations	0	3,834	0	3,834
Short-Term Instruments
Certificates of Deposit	0	903	0	903
Repurchase Agreements	0	212	0	212
Greece Treasury Bills	0	1,638	0	1,638
Mexico Treasury Bills	0	13,298	0	13,298
U.S. Treasury Bills	0	256	0	256
	$22	$102,919	$38	$102,979

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13,036	0	0	13,036

Total Investments	$13,058	$102,919	$38	$116,015

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,229)	$0	$(3,229)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	94	21	0	115
Over the counter	0	5,221	0	5,221
	$94	$5,242	$0	$5,336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(45)	(60)	0	(105)
Over the counter	0	(3,435)	0	(3,435)

	$(45)	$(3,495)	$0	$(3,540)

Totals	$13,107	$101,437	$38	$114,582

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.2%
AUSTRALIA 2.6%
CORPORATE BONDS & NOTES 1.6%
GE Capital Australia Funding Pty. Ltd.
7.000% due 07/16/2015	AUD	400	$360
Westpac Banking Corp.
1.850% due 11/26/2019		$200	200
2.700% due 12/09/2014		100	100

			660

SOVEREIGN ISSUES 1.0%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (b)	AUD	121	120
Queensland Treasury Corp.
4.250% due 07/21/2023		300	270

			390

Total Australia (Cost $1,097)			1,050

BRAZIL 11.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
3.250% due 03/17/2017		$300	304

SOVEREIGN ISSUES 11.0%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		200	201
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	4,600	1,732
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,900	705
10.000% due 01/01/2025		5,300	1,889

			4,527

Total Brazil (Cost $5,224)			4,831

CANADA 2.9%
CORPORATE BONDS & NOTES 1.0%
Toronto-Dominion Bank
0.675% due 07/02/2019		$400	401

SOVEREIGN ISSUES 1.9%
Province of Ontario
3.450% due 06/02/2045	CAD	100	87
3.500% due 06/02/2024		300	279
6.200% due 06/02/2031		100	120
Province of Quebec
3.000% due 09/01/2023		100	90
3.500% due 12/01/2022		100	94
4.250% due 12/01/2021		100	99

			769

Total Canada (Cost $1,218)			1,170

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	600	102
Realkredit Danmark A/S
2.000% due 01/01/2015		400	68

Total Denmark (Cost $182)			170

FRANCE 14.3%
CORPORATE BONDS & NOTES 1.7%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	203
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	204
Credit Agricole S.A.
0.780% due 06/12/2017		300	301

			708

SOVEREIGN ISSUES 12.6%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		300	314
France Government Bond
1.000% due 11/25/2018 (e)	EUR	1,100	1,437
3.250% due 05/25/2045		200	302
3.750% due 04/25/2017		500	692
4.000% due 04/25/2018		400	576
4.000% due 10/25/2038		400	674
4.500% due 04/25/2041		500	915
France Treasury Notes
2.500% due 07/25/2016		200	264

			5,174

Total France (Cost $5,779)			5,882

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.2%
KFW
6.000% due 08/20/2020	AUD	100	98

SOVEREIGN ISSUES 0.7%
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	212	281

Total Germany (Cost $408)			379

GREECE 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	10,000	88

Total Greece (Cost $91)			88

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.532% due 12/21/2015	EUR	100	127

Total Guernsey, Channel Islands (Cost $134)			127

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$300	301

Total Hong Kong (Cost $295)			301

IRELAND 2.6%
ASSET-BACKED SECURITIES 0.4%
Mercator CLO PLC
0.433% due 02/18/2024	EUR	117	147

CORPORATE BONDS & NOTES 2.2%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		700	922

Total Ireland (Cost $1,123)			1,069

ITALY 6.9%
ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	56	71

CORPORATE BONDS & NOTES 2.6%
Banca Carige SpA
3.875% due 10/24/2018		200	278
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022		100	138
Banco Popolare SC
3.250% due 09/30/2016		200	260
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$400	409

			1,085

MORTGAGE-BACKED SECURITIES 0.7%
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	89	110
Giovecca Mortgages SRL
0.804% due 04/23/2048		147	186

			296

SOVEREIGN ISSUES 3.4%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2023		100	150
4.500% due 03/01/2024		100	150
4.750% due 09/01/2028		300	459
4.750% due 09/01/2044		300	456
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	192

			1,407

Total Italy (Cost $2,877)			2,859

MEXICO 5.3%
SOVEREIGN ISSUES 5.3%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	4,000	296
7.500% due 06/03/2027		5,600	457
7.750% due 05/29/2031		6,130	505
7.750% due 11/23/2034		1,500	124
9.500% due 12/18/2014		10,000	755
10.000% due 12/05/2024		600	58

Total Mexico (Cost $2,289)			2,195

NETHERLANDS 1.1%
ASSET-BACKED SECURITIES 0.3%
Euro-Galaxy CLO BV
0.444% due 10/23/2021	EUR	86	108

CORPORATE BONDS & NOTES 0.8%
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	205
Telefonica Europe BV
6.500% due 09/18/2018 (c)	EUR	100	138

			343

Total Netherlands (Cost $455)			451

NEW ZEALAND 2.1%
SOVEREIGN ISSUES 2.1%
New Zealand Government Bond
2.000% due 09/20/2025 (b)	NZD	206	155
5.500% due 04/15/2023		500	429
6.000% due 05/15/2021		300	260

Total New Zealand (Cost $840)			844

NORWAY 0.7%
CORPORATE BONDS & NOTES 0.7%
Eksportfinans ASA
3.000% due 11/17/2014		$300	301

Total Norway (Cost $299)			301

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Espirito Santo S.A.
5.875% due 11/09/2015	EUR	100	125

Total Portugal (Cost $135)			125

SLOVENIA 1.9%
SOVEREIGN ISSUES 1.9%
Slovenia Government International Bond
4.375% due 01/18/2021	EUR	100	145
4.700% due 11/01/2016		200	273
5.125% due 03/30/2026		100	153
5.250% due 02/18/2024		$200	214

Total Slovenia (Cost $768)			785

SPAIN 13.4%
CORPORATE BONDS & NOTES 1.9%
Ayt Cedulas Cajas Global
0.292% due 02/22/2018	EUR	100	123
Bankia S.A.
3.500% due 12/14/2015		300	394
Cedulas Fondo de Titulizacion de Activos
3.875% due 05/23/2025		100	144
Santander U.S. Debt S.A.
U. 3.724% due 01/20/2015		$100	101

			762

SOVEREIGN ISSUES 11.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	200	283
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	100	92
Spain Government International Bond
2.750% due 10/31/2024	EUR	300	398
3.800% due 04/30/2024		100	145
4.400% due 10/31/2023		200	304
4.800% due 01/31/2024		200	313
5.150% due 10/31/2028		200	322
5.400% due 01/31/2023		1,700	2,745
Xunta de Galicia
5.763% due 04/03/2017		100	142

			4,744

Total Spain (Cost $5,463)			5,506

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
European Investment Bank
0.500% due 07/21/2023	AUD	200	124

Total Supranational (Cost $133)			124

SWEDEN 1.0%
CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	149

Swedbank Hypotek AB
3.750% due 12/20/2017		600	91

			240

SOVEREIGN ISSUES 0.4%
Sweden Government International Bond
4.250% due 03/12/2019		900	145

Total Sweden (Cost $405)			385

UNITED KINGDOM 16.8%
ASSET-BACKED SECURITIES 0.6%
Motor PLC
0.635% due 08/25/2021		$233	233

CORPORATE BONDS & NOTES 1.2%
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	190
NRAM Covered Bond LLP
5.625% due 06/22/2017		$200	223
Royal Bank of Scotland PLC
3.522% due 10/27/2014	AUD	100	87

			500

MORTGAGE-BACKED SECURITIES 6.9%
Darrowby PLC
2.263% due 02/20/2044	GBP	108	179
Eurosail PLC
0.244% due 03/13/2045	EUR	74	90
0.254% due 12/10/2044		67	81
0.723% due 03/13/2045	GBP	147	231
Fosse Master Issuer PLC
2.658% due 10/18/2054		100	165
Granite Master Issuer PLC
0.294% due 12/20/2054		$120	118
0.327% due 12/17/2054	EUR	100	125
0.494% due 12/20/2054		$100	99
Granite Mortgages PLC
0.886% due 06/20/2044	GBP	35	56
Great Hall Mortgages PLC
0.364% due 06/18/2039		$57	55
Hercules Eclipse PLC
0.798% due 10/25/2018	GBP	187	296
Kensington Mortgage Securities PLC
0.254% due 06/14/2040	EUR	55	66
Leek Finance PLC
0.493% due 09/21/2038		$245	255
Mansard Mortgages PLC
1.213% due 12/15/2049	GBP	177	284
Newgate Funding PLC
1.563% due 12/15/2050		196	310
RMAC Securities PLC
0.237% due 06/12/2044	EUR	153	185
0.733% due 06/12/2044	GBP	171	262

			2,857

SOVEREIGN ISSUES 8.1%
United Kingdom Gilt
2.250% due 09/07/2023 (e)		400	645
2.750% due 09/07/2024		100	167
3.250% due 01/22/2044 (e)		800	1,344
4.250% due 06/07/2032		200	388
4.250% due 12/07/2040		400	793

			3,337

Total United Kingdom (Cost $6,350)			6,927

UNITED STATES 18.1%
ASSET-BACKED SECURITIES 0.6%
HSBC Home Equity Loan Trust
0.304% due 03/20/2036		$32	32
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		54	55

SLM Student Loan Trust
0.344% due 12/15/2023	EUR	110	137

			224

CORPORATE BONDS & NOTES 2.5%
Ally Financial, Inc.
4.625% due 06/26/2015		$300	305
HJ Heinz Co.
4.250% due 10/15/2020		300	299
International Lease Finance Corp.
6.750% due 09/01/2016		100	108
JPMorgan Chase & Co.
0.784% due 04/25/2018		300	302

			1,014

MORTGAGE-BACKED SECURITIES 5.0%
Citigroup Commercial Mortgage Trust
0.904% due 06/15/2033		300	301
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035		20	21
Commercial Mortgage Trust
2.477% due 07/10/2046 (a)		1,716	44
2.600% due 07/10/2046 (a)		1,563	72
Credit Suisse Mortgage Capital Certificates
5.931% due 12/16/2049		170	180
DBUBS Mortgage Trust
0.320% due 11/10/2046 (a)		200	3
1.549% due 11/10/2046 (a)		468	13
First Horizon Mortgage Pass-Through Trust
2.596% due 05/25/2037 ^		56	46
HarborView Mortgage Loan Trust
0.433% due 02/19/2036		426	334
Impac CMB Trust
0.875% due 10/25/2034		105	92
IndyMac Mortgage Loan Trust
0.395% due 07/25/2035		36	32
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		200	213
JPMorgan Mortgage Trust
2.621% due 02/25/2036 ^		37	33
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.014% due 08/15/2032		69	66
Merrill Lynch Mortgage Investors Trust
2.469% due 02/25/2035		22	22
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.079% due 08/12/2049		100	110
Morgan Stanley Bank of America Merrill Lynch Trust
1.627% due 12/15/2048 (a)		391	25
Royal Bank of Scotland Capital Funding Trust
6.241% due 12/16/2049		91	97
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035		83	79
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		23	21
WaMu Commercial Mortgage Securities Trust
5.525% due 03/23/2045		204	209
Wells Fargo Mortgage-Backed Securities Trust
2.606% due 10/25/2035		49	50

			2,063

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.585% due 11/25/2040		81	82
0.605% due 11/25/2040		106	108
3.500% due 10/01/2029		1,000	1,051
Freddie Mac
0.754% due 12/15/2037		24	24
NCUA Guaranteed Notes
0.526% due 11/06/2017		442	443
0.716% due 12/08/2020		140	141
Small Business Administration
5.980% due 05/01/2022		73	78
Tennessee Valley Authority
6.250% due 12/15/2017		200	231

			2,158

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Bonds
3.125% due 08/15/2044		100	98
3.750% due 11/15/2043 (e)		300	332
5.250% due 02/15/2029		100	129

U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2022 (g)		104	101
0.125% due 01/15/2023 (g)		826	800
U.S. Treasury Notes
2.500% due 05/15/2024		300	301
2.750% due 11/15/2023 (g)		200	205

			1,966

Total United States (Cost $7,331)			7,425

SHORT-TERM INSTRUMENTS 3.7%
CERTIFICATES OF DEPOSIT 0.7%
Credit Suisse
0.555% due 08/24/2015		$300	300

REPURCHASE AGREEMENTS (d) 0.4%			172

MEXICO TREASURY BILLS 2.0%
3.026% due 12/11/2014	MXN	11,000	814

U.S. TREASURY BILLS 0.6%
0.051% due 10/16/2014 (g)		$258	258

Total Short-Term Instruments (Cost $1,573)			1,544

Total Investments in Securities (Cost $44,469)			44,538

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio		31,468	315
PIMCO Short-Term Floating NAV Portfolio III		21,721	217

Total Short-Term Instruments (Cost $532)			532

Total Investments in Affiliates (Cost $532)			532

Total Investments 109.5% (Cost $45,001)			$45,070
Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $(186))			(150)
Other Assets and Liabilities, net (9.2%)			(3,742)

Net Assets 100.0%			$41,178

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$172	Fannie Mae 2.260% due 10/17/2022	$(178)	$172	$172

Total Repurchase Agreements						$(178)	$172	$172

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.660%	09/16/2014	10/13/2014	GBP	(1,209)	$(1,962)
GSC	0.230%	09/30/2014	10/07/2014		$(338)	(338)
RBC	0.060%	08/21/2014	10/16/2014	EUR	(1,142)	(1,443)

Total Sale-Buyback Transactions						$(3,743)

(2)	As of September 30, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $2,063 at a weighted average interest rate of 0.306%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.000%	11/01/2044	$1,100	$(1,155)	$(1,156)
	Fannie Mae	4.500%	11/01/2044	1,000	(1,075)	(1,076)

Total Short Sales					$(2,230)	$(2,232)

(e)	Securities with an aggregate market value of $3,758 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$119.000	10/24/2014	7	$0	$0

Total Purchased Options				$0	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$126.500	10/24/2014	3	$(1)	$0

Total Written Options				$(1)	$0

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	39	$7	$1	$0
90-Day Eurodollar June Futures	Short	06/2015	14	(1)	0	0
90-Day Eurodollar March Futures	Long	03/2016	2	0	0	0
90-Day Eurodollar September Futures	Long	09/2015	5	0	0	0
Australia Government 3-Year Bond December Futures	Long	12/2014	4	2	1	0
Call Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond December Futures	Long	11/2014	10	0	0	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	(4)	0	0
Canada Government 10-Year Bond December Futures	Short	12/2014	12	9	4	(4)
Euro-Bobl December Futures	Long	12/2014	1	0	0	0
Euro-BTP Italy Government Bond December Futures	Long	12/2014	32	53	23	(10)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	18	(22)	0	(6)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	5	0	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	29	(24)	0	(4)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	7	(8)	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	8	0	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	10	2	0	0
United Kingdom Long Gilt December Futures	Long	12/2014	12	9	6	0

Total Futures Contracts				$28	$35	$(27)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/17/2016		$4,100	$21	$6	$1	$0
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		5,100	0	2	1	0
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		8,100	41	17	2	0
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		500	(4)	3	0	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		5,900	(127)	(89)	4	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,100	(29)	88	0	(2)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		2,200	(95)	(109)	3	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		300	14	15	0	0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		400	(10)	(5)	0	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		100	5	5	0	(1)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	100	0	(1)	0	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	5,100	(19)	(35)	0	(1)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		2,000	(6)	4	0	0
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		100	0	0	0	0
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		900	(11)	(9)	0	(3)
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		300	(3)	9	0	(4)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	790,000	242	307	0	(20)
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	18,100	(3)	(1)	0	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		3,800	(5)	(6)	1	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		7,700	(9)	(9)	1	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		700	(1)	(1)	0	0

						$1	$192	$13	$(31)

Total Swap Agreements						$1	$192	$13	$(31)

(g)	Securities with an aggregate market value of $831 and cash of $167 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	AUD	2,209		$1,961	$27	$0
	10/2014	BRL	5		2	0	0
	10/2014		$2	BRL	5	0	0
	10/2014		1,040	INR	63,250	0	(20)
	10/2014		53	RUB	2,021	0	(2)
	10/2014		20	TRY	44	0	(1)
	11/2014	EUR	4,755		$6,364	357	0
	11/2014		$1,957	AUD	2,209	0	(27)
	11/2014		1,065	EUR	815	0	(35)
	12/2014	GBP	871		$1,407	0	(5)
	12/2014	MXN	1,126		86	3	0
	09/2015		$20	CNY	123	0	0
BPS	10/2014	BRL	710		$300	10	0
	10/2014	CAD	161		147	3	0
	10/2014	MXN	6,727		511	11	0
	10/2014		$303	BRL	710	0	(13)
	10/2014		160	RUB	6,056	0	(7)
	11/2014	CHF	52		$58	3	0
	11/2014	EUR	2,198		2,851	74	0
	11/2014		$129	CAD	144	0	0
	11/2014		1,246	EUR	974	1	(18)
	11/2014		8,583	JPY	932,927	0	(74)
	12/2014	GBP	163		$266	2	0
	12/2014	MXN	13,615		1,021	12	0
	12/2014		$232	MXN	3,105	0	(2)
	02/2015		966		12,759	0	(24)
	07/2015	BRL	4,100		$1,627	69	0
BRC	10/2014	CAD	270		249	7	0
	10/2014	INR	10,373		170	3	0
	10/2014	JPY	578,938		5,448	169	0
	10/2014	NZD	1,505		1,190	15	0
	10/2014	RUB	9,742		267	22	0
	10/2014	TRY	407		186	8	0
	10/2014		$2,177	JPY	236,219	0	(23)
	10/2014		551	MYR	1,750	0	(18)
	10/2014		1,178	NZD	1,418	0	(72)
	10/2014		56	RUB	2,056	0	(4)
	11/2014	CHF	202		$218	6	0
	11/2014	EUR	795		1,030	26	0
	11/2014		$86	CHF	78	0	(4)
	11/2014		1,732	EUR	1,312	0	(75)
	11/2014		1,186	NZD	1,505	0	(15)
	11/2014		1,681	SEK	11,626	0	(70)
	12/2014	MXN	173		$13	0	0
	12/2014		$87	MXN	1,136	0	(2)
	01/2015	DKK	1,020		$174	1	0
	04/2015	BRL	271		112	6	0
	09/2015		$71	CNY	430	0	(2)
CBK	10/2014	BRL	1,481		$641	36	0
	10/2014	INR	42,541		694	8	0
	10/2014		$606	BRL	1,481	1	(2)
	10/2014		72	NZD	88	0	(4)
	10/2014		72	ZAR	774	0	(4)
	11/2014	EUR	5,849		$7,710	320	0
	11/2014		$638	CHF	597	0	(13)
	11/2014		1,986	EUR	1,494	0	(98)
	11/2014		2,055	NOK	12,886	0	(52)
	12/2014	GBP	84		$137	1	0
	12/2014		$1,974	GBP	1,220	3	0
	01/2015	BRL	2,246		$949	54	0
	01/2015		$683	INR	42,541	0	(9)
	09/2015		274	CNY	1,656	0	(9)
DUB	10/2014	AUD	89		$80	2	0
	10/2014	BRL	470		192	0	0
	10/2014	DKK	1,017		186	13	0
	10/2014		$205	BRL	470	0	(13)
	10/2014		405	JPY	43,300	0	(10)
	10/2014		2,159	KRW	2,195,306	0	(83)
	11/2014	ILS	525		$145	2	0
	11/2014		$2,946	EUR	2,277	0	(69)
	11/2014		98	NOK	612	0	(3)
FBF	10/2014	BRL	819		$344	9	0
	10/2014		$356	BRL	819	0	(21)
	10/2014		104	ZAR	1,120	0	(5)
	11/2014		272	CHF	260	1	0
	12/2014		59	ILS	211	0	(2)
	01/2015	BRL	840		$356	22	0
	07/2015		500		206	16	0
GLM	10/2014		684		294	14	0
	10/2014	JPY	5,759		53	0	0
	10/2014	MXN	1,798		137	3	0
	10/2014		$300	BRL	684	0	(21)
	10/2014		3,557	CAD	3,939	0	(41)
	10/2014		159	ZAR	1,713	0	(8)
	10/2014	ZAR	427		$40	2	0
	11/2014	AUD	125		110	1	0
	11/2014	BRL	257		105	1	0
	11/2014	EUR	34		44	1	0
	11/2014	ILS	1,922		530	8	0
	11/2014		$212	BRL	519	0	(2)
	11/2014		85	CHF	77	0	(4)
	11/2014		168	ILS	617	0	(1)
	12/2014	ILS	2,826		$793	25	0
	12/2014	MXN	2,137		162	4	0
	12/2014		$111	MXN	1,482	0	(1)
	02/2015	MXN	12,693		$967	30	0
HUS	10/2014	BRL	18		7	0	0
	10/2014	CAD	17		15	0	0
	10/2014	RUB	7,151		196	16	0
	10/2014		$128	AUD	137	0	(8)
	10/2014		8	BRL	18	0	(1)
	10/2014		232	MYR	744	0	(5)
	10/2014		22	RUB	806	0	(2)
	10/2014		51	TRY	111	0	(2)
	10/2014		39	ZAR	418	0	(2)
	10/2014	ZAR	1,032		$95	4	0
	11/2014	EUR	659		869	36	0
	12/2014		$229	MXN	3,066	0	(2)
	01/2015	BRL	670		$277	10	0
JPM	10/2014	AUD	1,492		1,342	35	0
	10/2014	BRL	568		236	4	0
	10/2014	CAD	765		698	15	0
	10/2014	INR	19,174		313	3	0
	10/2014	KRW	2,195,306		2,109	32	0
	10/2014	RUB	15,599		419	26	0
	10/2014		$3,459	AUD	3,740	0	(185)
	10/2014		251	BRL	568	0	(19)
	10/2014		233	JPY	25,000	0	(5)
	10/2014		402	MYR	1,271	0	(15)
	10/2014		121	RUB	4,438	0	(9)
	10/2014		74	TRY	161	0	(4)
	10/2014		56	ZAR	603	0	(3)
	10/2014	ZAR	2,593		$241	12	0
	11/2014	CHF	1,405		1,507	35	0
	11/2014		$529	CHF	494	0	(12)
	11/2014		389	EUR	291	0	(21)
	11/2014		102	SEK	725	0	(2)
	11/2014		2,169	SGD	2,699	0	(53)
	12/2014	MXN	370		$28	1	0
	12/2014		$323	GBP	198	0	(2)
	12/2014		176	ILS	630	0	(5)
	01/2015	BRL	1,497		$626	29	0
	02/2015		$2,098	KRW	2,195,306	0	(35)
MSB	10/2014	BRL	642		$278	16	0
	10/2014	EUR	149		197	8	0
	10/2014	JPY	84,800		779	6	0
	10/2014		$262	BRL	642	0	0
	10/2014		2,770	JPY	299,600	1	(39)
	10/2014		407	RUB	15,116	0	(26)
	10/2014		50	TRY	109	0	(2)
	10/2014	ZAR	876		$81	4	0
	12/2014	MXN	1,288		97	2	0
	09/2015		$20	CNY	123	0	0
RBC	10/2014	AUD	202		$183	6	0
	10/2014	BRL	221		90	0	0
	10/2014		$105	AUD	115	0	(4)
	10/2014		96	BRL	221	0	(6)
	12/2014	MXN	21,191		$1,614	44	0
	02/2015		2,201		167	4	0
SCX	10/2014	JPY	183,200		1,685	14	0
UAG	10/2014	BRL	697		300	15	0
	10/2014	CNY	2,173		351	0	(3)
	10/2014	MYR	3,765		1,158	12	0
	10/2014		$305	BRL	697	0	(20)
	10/2014		144	INR	8,839	0	(1)
	10/2014		59	RUB	2,217	0	(3)
	11/2014		31	BRL	74	0	(1)
	11/2014		1,658	CHF	1,498	0	(89)
	12/2014	MXN	520		$39	0	0
	01/2015	BRL	353		152	11	0
	01/2015		$1,151	MYR	3,765	0	(12)

Total Forward Foreign Currency Contracts						$1,813	$(1,586)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	128.850	12/12/2014	$8,000	$1	$0
	Call - OTC USD versus SEK	SEK	8.600	12/05/2014	1,500	0	0
DUB	Call - OTC USD versus NOK	NOK	7.200	12/04/2014	2,000	0	0
MSB	Call - OTC USD versus CAD	CAD	1.280	12/17/2014	4,000	1	1

						$2	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$500	$41	$24

Total Purchased Options							$43	$25

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015		$200	$(5)	$(9)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		400	(7)	(5)
	Put - OTC USD versus JPY		80.000	02/18/2019		300	(17)	(9)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(10)	(6)
	Call - OTC USD versus MXN	MXN	13.450	10/15/2014		100	0	(1)
BPS	Call - OTC USD versus BRL	BRL	2.540	12/15/2014		300	(3)	(7)
	Call - OTC USD versus BRL		2.700	05/29/2015		300	(7)	(11)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		200	(5)	(1)
	Put - OTC USD versus JPY		94.750	04/21/2016		300	(9)	(3)
	Put - OTC USD versus JPY		97.000	09/08/2016		300	(7)	(6)
CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015		100	(2)	(4)
	Call - OTC USD versus BRL		2.740	06/08/2015		300	(7)	(11)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		100	(2)	(1)
	Put - OTC USD versus JPY		95.000	09/08/2016		600	(13)	(10)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016		300	(7)	(3)
GLM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		100	(1)	(3)
	Call - OTC USD versus BRL		2.650	05/29/2015		100	(3)	(4)
	Call - OTC USD versus BRL		2.710	06/02/2015		100	(3)	(4)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		200	(4)	(1)
JPM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		100	(1)	(3)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		500	(13)	(3)
MSB	Put - OTC GBP versus USD		$1.590	10/16/2014	GBP	100	(1)	0
	Call - OTC USD versus BRL	BRL	2.650	06/08/2015		$200	(6)	(9)
UAG	Call - OTC AUD versus USD		$0.945	11/26/2014	AUD	200	(1)	0
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		$300	(8)	(15)

							$(142)	$(129)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$2,100	$(40)	$(33)

Total Written Options							$(182)	$(162)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Santander International Debt S.A.U.	(1.000%)	03/20/2015	0.237%	$100	$6	$(7)	$0	$(1)
GST	Russia Government International Bond	(1.000%)	09/20/2019	2.459%	100	6	0	6	0
JPM	Russia Government International Bond	(1.000%)	09/20/2019	2.459%	100	6	1	7	0

						$18	$(6)	$13	$(1)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%	$200	$(10)	$5	$0	$(5)
	Japan Government International Bond	1.000%	06/20/2018	0.273%	100	2	0	2	0
BPS	Italy Government International Bond	1.000%	09/20/2019	1.001%	100	0	0	0	0
BRC	China Government International Bond	1.000%	03/20/2019	0.727%	100	0	1	1	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	100	2	1	3	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%	200	(8)	4	0	(4)
	Italy Government International Bond	1.000%	03/20/2019	0.931%	500	(9)	11	2	0
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.548%	100	(4)	2	0	(2)
	China Government International Bond	1.000%	03/20/2019	0.727%	100	0	1	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%	200	(2)	2	0	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%	100	0	0	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.273%	300	6	2	8	0
GST	Japan Government International Bond	1.000%	06/20/2018	0.273%	200	4	2	6	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%	100	1	0	1	0
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%	100	(3)	0	0	(3)
MYC	Japan Government International Bond	1.000%	06/20/2018	0.273%	200	4	2	6	0

						$(17)	$33	$30	$(14)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	400	$527	$0	$(21)	$0	$(21)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		1,300	1,714	(8)	(61)	0	(69)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		400	527	(6)	(14)	0	(20)
DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.219% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	200	214	(1)	(3)	0	(4)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	800	1,054	(17)	(25)	0	(42)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	100	107	0	(2)	0	(2)
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	900	1,186	(7)	(40)	0	(47)
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	200	214	0	(4)	0	(4)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		300	321	0	(7)	0	(7)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		200	213	0	(4)	0	(4)

							$(39)	$(181)	$0	$(220)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	17,500	$1	$(4)	$0	$(3)
BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	600	(1)	(2)	0	(3)
BRC	Pay	28-Day MXN-TIIE	6.985%	05/19/2034	MXN	1,000	0	(1)	0	(1)
DUB	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	500	(1)	(1)	0	(2)
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029	MXN	700	(1)	(1)	0	(2)
FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016		7,500	0	0	0	0
GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	2,800	(3)	(9)	0	(12)
UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017		1,600	0	(7)	0	(7)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	6,400	(3)	(5)	0	(8)

							$(8)	$(30)	$0	$(38)

Total Swap Agreements							$(46)	$(184)	$43	$(273)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$660	$0	$660
Sovereign Issues	0	390	0	390
Brazil
Corporate Bonds & Notes	0	304	0	304
Sovereign Issues	0	4,527	0	4,527
Canada
Corporate Bonds & Notes	0	401	0	401
Sovereign Issues	0	769	0	769
Denmark
Corporate Bonds & Notes	0	170	0	170
France
Corporate Bonds & Notes	0	708	0	708
Sovereign Issues	0	5,174	0	5,174
Germany
Corporate Bonds & Notes	0	98	0	98
Sovereign Issues	0	281	0	281
Greece
Sovereign Issues	0	88	0	88
Guernsey, Channel Islands
Corporate Bonds & Notes	0	127	0	127
Hong Kong
Corporate Bonds & Notes	0	301	0	301
Ireland
Asset-Backed Securities	0	147	0	147
Corporate Bonds & Notes	0	922	0	922
Italy
Asset-Backed Securities	0	71	0	71
Corporate Bonds & Notes	0	1,085	0	1,085
Mortgage-Backed Securities	0	296	0	296
Sovereign Issues	0	1,407	0	1,407
Mexico
Sovereign Issues	0	2,195	0	2,195
Netherlands
Asset-Backed Securities	0	108	0	108
Corporate Bonds & Notes	0	343	0	343
New Zealand
Sovereign Issues	0	844	0	844
Norway
Corporate Bonds & Notes	0	301	0	301
Portugal
Corporate Bonds & Notes	0	125	0	125
Slovenia
Sovereign Issues	0	785	0	785
Spain
Corporate Bonds & Notes	0	762	0	762
Sovereign Issues	0	4,744	0	4,744
Supranational
Corporate Bonds & Notes	0	124	0	124
Sweden
Corporate Bonds & Notes	0	240	0	240
Sovereign Issues	0	145	0	145
United Kingdom
Asset-Backed Securities	0	233	0	233
Corporate Bonds & Notes	0	500	0	500
Mortgage-Backed Securities	0	2,857	0	2,857
Sovereign Issues	0	3,337	0	3,337
United States
Asset-Backed Securities	0	224	0	224
Corporate Bonds & Notes	0	1,014	0	1,014
Mortgage-Backed Securities	0	1,883	180	2,063
U.S. Government Agencies	0	2,158	0	2,158
U.S. Treasury Obligations	0	1,966	0	1,966
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Repurchase Agreements	0	172	0	172
Mexico Treasury Bills	0	814	0	814
U.S. Treasury Bills	0	258	0	258
	$0	$44,358	$180	$44,538

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$532	$0	$0	$532

Total Investments	$532	$44,358	$180	$45,070

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,232)	$0	$(2,232)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	35	13	0	48
Over the counter	0	1,881	0	1,881
	$35	$1,894	$0	$1,929

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(31)	0	(58)
Over the counter	0	(2,021)	0	(2,021)

	$(27)	$(2,052)	$0	$(2,079)

Totals	$540	$41,968	$180	$42,688

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014. There were assets and liabilities valued at $584 transferred from Level 3 to Level 2 during the period ended September 30, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9%
AUSTRALIA 0.4%
SOVEREIGN ISSUES 0.4%
Australia Government Bond
3.000% due 09/20/2025 (b)	AUD	972	$1,010

Total Australia (Cost $1,240)			1,010

BELGIUM 0.9%
CORPORATE BONDS & NOTES 0.9%
KBC Bank NV
8.000% due 01/25/2023		$1,800	2,000

Total Belgium (Cost $1,918)			2,000

BRAZIL 3.2%
CORPORATE BONDS & NOTES 0.8%
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		$600	605
Petrobras Global Finance BV
6.250% due 03/17/2024		1,200	1,257

			1,862

SOVEREIGN ISSUES 2.4%
Brazil Government International Bond
5.000% due 01/27/2045		500	473
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	4,240	1,574
10.000% due 01/01/2025		9,200	3,279

			5,326

Total Brazil (Cost $7,570)			7,188

CANADA 3.9%
SOVEREIGN ISSUES 3.9%
Canada Housing Trust
2.400% due 12/15/2022	CAD	5,600	4,993
Province of Ontario
2.500% due 09/10/2021		$3,800	3,774

Total Canada (Cost $9,437)			8,767

CAYMAN ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Tencent Holdings Ltd.
3.375% due 05/02/2019		$400	405

Total Cayman Islands (Cost $400)			405

DENMARK 5.7%
CORPORATE BONDS & NOTES 5.7%
Nykredit Realkredit A/S
2.000% due 10/01/2014	DKK	6,300	1,069
2.000% due 04/01/2015		18,500	3,167
Realkredit Danmark A/S
2.000% due 01/01/2015		17,000	2,897
2.000% due 04/01/2015		34,100	5,840

Total Denmark (Cost $14,010)			12,973

FRANCE 4.3%
CORPORATE BONDS & NOTES 3.6%
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	600	765

4.000% due 06/24/2015		100	129
4.250% due 02/25/2016		700	922
4.875% due 09/25/2015		100	131
BPCE S.A.
4.625% due 07/11/2024		$1,000	980
Caisse Francaise de Financement Local
5.250% due 02/16/2017		800	873
Credit Agricole S.A.
6.500% due 06/23/2021 (c)	EUR	900	1,150
7.500% due 06/23/2026 (c)	GBP	500	786
Dexia Credit Local S.A.
1.250% due 10/18/2016		$1,100	1,108
Lafarge S.A.
4.250% due 03/23/2016	EUR	300	398
Numericable Group S.A.
5.625% due 05/15/2024		200	262
Wendel S.A.
4.875% due 05/26/2016		400	540

			8,044

SOVEREIGN ISSUES 0.7%
France Government Bond
1.000% due 11/25/2018		1,280	1,672

Total France (Cost $10,113)			9,716

GERMANY 4.2%
CORPORATE BONDS & NOTES 0.7%
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019	EUR	400	599
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		$1,000	1,004

			1,603

SOVEREIGN ISSUES 3.5%
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	5,929	7,874

Total Germany (Cost $9,963)			9,477

HONG KONG 0.5%
CORPORATE BONDS & NOTES 0.5%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$1,200	1,219

Total Hong Kong (Cost $1,210)			1,219

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	316
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		600	629

Total India (Cost $897)			945

INDONESIA 0.7%
SOVEREIGN ISSUES 0.7%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	400	511
5.625% due 05/15/2023	IDR	1,924,000	132
6.625% due 05/15/2033		805,000	52
6.750% due 01/15/2044		$500	586
8.250% due 06/15/2032	IDR	4,699,000	369

Total Indonesia (Cost $1,919)			1,650

IRELAND 3.3%
ASSET-BACKED SECURITIES 0.3%
CELF Low Levered Partners PLC
0.472% due 03/04/2024	EUR	491	609

LightPoint Pan-European CLO PLC
0.459% due 01/31/2022		108	136

			745

CORPORATE BONDS & NOTES 2.6%
Depfa ACS Bank
3.875% due 11/14/2016		300	408
4.375% due 01/15/2015		1,400	1,790
4.875% due 10/28/2015		$200	209
5.500% due 04/25/2016		500	535
5.750% due 03/28/2017		400	441
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		1,000	875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		400	435
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,100	1,105

			5,798

MORTGAGE-BACKED SECURITIES 0.4%
German Residential Funding PLC
1.333% due 08/27/2024	EUR	391	503
Opera Germany PLC
0.421% due 10/20/2014		292	369

			872

Total Ireland (Cost $7,799)			7,415

ITALY 5.6%
ASSET-BACKED SECURITIES 0.3%
Alba SPV SRL
1.701% due 04/20/2040	EUR	637	808

CORPORATE BONDS & NOTES 1.7%
Banca Carige SpA
3.750% due 11/25/2016		800	1,073
3.875% due 10/24/2018		300	418
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015		1,500	1,935
Banco Popolare SC
3.500% due 03/14/2019		300	394

			3,820

MORTGAGE-BACKED SECURITIES 1.0%
Claris ABS
0.794% due 10/31/2060		1,649	2,066
F-E Mortgages SRL
0.414% due 12/15/2043		73	92

			2,158

SOVEREIGN ISSUES 2.6%
Italy Buoni Poliennali Del Tesoro
3.750% due 05/01/2021		3,800	5,446
3.750% due 09/01/2024		300	425

			5,871

Total Italy (Cost $13,265)			12,657

JERSEY, CHANNEL ISLANDS 0.3%
MORTGAGE-BACKED SECURITIES 0.3%
Alba PLC
1.757% due 03/24/2049	GBP	357	586

Total Jersey, Channel Islands (Cost $586)			586

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		$900	855
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		400	404
5.400% due 03/24/2017		800	812

Total Luxembourg (Cost $2,181)			2,071

MALAYSIA 0.3%
SOVEREIGN ISSUES 0.3%
Malaysia Government Bond
3.418% due 08/15/2022	MYR	350	103
3.492% due 03/31/2020		50	15
3.502% due 05/31/2027		200	57
3.580% due 09/28/2018		600	183
3.835% due 08/12/2015		200	61
4.012% due 09/15/2017		800	247

Total Malaysia (Cost $721)			666

MEXICO 2.2%
CORPORATE BONDS & NOTES 0.6%
BBVA Bancomer S.A.
6.750% due 09/30/2022		$1,100	1,235

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	5,340	436
7.750% due 05/29/2031		3,307	272
10.000% due 12/05/2024		30,697	2,957

			3,665

Total Mexico (Cost $5,070)			4,900

NETHERLANDS 3.0%
ASSET-BACKED SECURITIES 0.5%
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	291	365
Malin CLO BV
0.402% due 05/07/2023		653	814

			1,179

CORPORATE BONDS & NOTES 2.5%
Deutsche Annington Finance BV
3.200% due 10/02/2017		$900	923
GMAC International Finance BV
7.500% due 04/21/2015	EUR	700	915
ING Bank NV
2.625% due 12/05/2022		$3,000	2,957
4.125% due 11/21/2023		700	713
Rabobank Group
8.375% due 07/26/2016 (c)		200	215

			5,723

Total Netherlands (Cost $7,010)			6,902

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S
1.450% due 03/21/2019		$200	198

Total Norway (Cost $199)			198

POLAND 3.7%
SOVEREIGN ISSUES 3.7%
Poland Government International Bond
3.250% due 07/25/2025	PLN	20,700	6,373
4.000% due 10/25/2023		6,400	2,088

Total Poland (Cost $8,645)			8,461

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
5.000% due 04/23/2019	EUR	100	119
5.000% due 05/21/2019		100	122
5.000% due 05/23/2019		100	121

Total Portugal (Cost $393)			362

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
VimpelCom Holdings BV
6.255% due 03/01/2017		$200	204

Total Russia (Cost $212)			204

SLOVENIA 3.2%
SOVEREIGN ISSUES 3.2%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	300	403
3.500% due 03/23/2017		209	281
4.125% due 01/26/2020		100	143
4.375% due 01/18/2021		250	362
4.700% due 11/01/2016		2,000	2,728
5.500% due 10/26/2022		$2,000	2,180
5.850% due 05/10/2023		1,100	1,229

Total Slovenia (Cost $6,968)			7,326

SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	200	266
5.375% due 07/24/2044		$300	298

Total South Africa (Cost $564)			564

SOUTH KOREA 0.9%
SOVEREIGN ISSUES 0.9%
Korea Treasury Bond
3.250% due 06/10/2015	KRW	451,500	431
3.500% due 03/10/2017		564,400	550
3.750% due 06/10/2022		366,900	371
4.000% due 12/10/2031		127,000	137
5.750% due 09/10/2018		529,100	563

Total South Korea (Cost $1,907)			2,052

SPAIN 14.2%
ASSET-BACKED SECURITIES 0.5%
IM Grupo Banco Popular FTPYME FTA
0.092% due 09/21/2039	EUR	817	1,023

CORPORATE BONDS & NOTES 1.9%
Ayt Cedulas Cajas Global
0.292% due 02/22/2018		300	369
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (c)		$200	213
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	100	137
4.000% due 10/18/2016		100	136
4.125% due 03/30/2017		100	138
11.500% due 10/10/2018 (c)		100	138
Bankia S.A.
4.500% due 04/26/2022		600	917
BPE Financiaciones S.A.
2.500% due 02/01/2017		200	258
2.875% due 05/19/2016		300	387
Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031		300	435
Pitch1
5.125% due 07/20/2022		800	1,272

			4,400

SOVEREIGN ISSUES 11.8%
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	100	105
3.875% due 04/07/2015	EUR	700	896
4.750% due 06/04/2018		75	104
4.950% due 02/11/2020		1,400	1,982

Spain Government International Bond
1.400% due 01/31/2020		2,810	3,621
2.750% due 10/31/2024		4,700	6,239
3.750% due 10/31/2018		6,600	9,346
5.850% due 01/31/2022		2,200	3,615
Xunta de Galicia
5.763% due 04/03/2017		600	851

			26,759

Total Spain (Cost $33,452)			32,182

SUPRANATIONAL 1.6%
CORPORATE BONDS & NOTES 1.6%
European Financial Stability Facility
1.750% due 10/29/2020	EUR	1,300	1,765
3.375% due 07/05/2021		1,200	1,792

Total Supranational (Cost $3,469)			3,557

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$400	395

Total Sweden (Cost $396)			395

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.6%
UBS AG
7.250% due 02/22/2022		$1,250	1,339

Total Switzerland (Cost $1,342)			1,339

UNITED KINGDOM 12.6%
BANK LOAN OBLIGATIONS 0.7%
Alliance Boots Holdings Ltd.
3.484% due 07/10/2017	EUR	400	506
Virgin Media Bristol LLC
3.500% due 06/07/2020		$1,000	975

			1,481

CORPORATE BONDS & NOTES 4.2%
Barclays Bank PLC
7.625% due 11/21/2022		1,600	1,722
10.000% due 05/21/2021	GBP	500	1,070
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	400	528
FCE Bank PLC
1.625% due 09/09/2016		100	129
1.875% due 05/12/2016		800	1,032
4.750% due 01/19/2015		100	128
5.125% due 11/16/2015	GBP	100	169
LBG Capital PLC
3.187% due 03/12/2020	EUR	1,000	1,254
15.000% due 12/21/2019	GBP	300	691
15.000% due 12/21/2019	EUR	450	855
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	949
5.125% due 03/07/2025		300	575
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)		200	326
Twinkle Pizza PLC
6.625% due 08/01/2021		100	158

			9,586

MORTGAGE-BACKED SECURITIES 3.9%
Aggregator of Loans Backed by Assets
3.007% due 05/25/2051		270	443
Alba PLC
0.754% due 11/25/2042		512	788
Bluestone Securities PLC
0.758% due 06/09/2044		373	588
Darrowby PLC
2.263% due 02/20/2044		217	358
Gemgarto
3.510% due 05/14/2045		172	286

Gosforth Funding PLC
1.361% due 11/18/2049		408	665
Great Hall Mortgages PLC
0.364% due 06/18/2039		$342	329
Leek Finance PLC
0.846% due 12/21/2037	GBP	482	820
Leofric PLC
2.264% due 05/26/2050		215	354
Nemus Arden PLC
0.790% due 02/15/2020		742	1,189
Newgate Funding PLC
0.693% due 12/15/2050		595	950
RMAC PLC
0.983% due 12/12/2036		345	546
RMAC Securities PLC
0.733% due 06/12/2044		426	656
Southern Pacific Financing PLC
0.739% due 06/10/2043		542	864

			8,836

SOVEREIGN ISSUES 3.8%
United Kingdom Gilt
0.125% due 03/22/2024 (b)		2,323	3,985
3.250% due 01/22/2044		2,800	4,705

			8,690

Total United Kingdom (Cost $28,765)			28,593

UNITED STATES 19.8%
ASSET-BACKED SECURITIES 3.0%
Accredited Mortgage Loan Trust
0.285% due 02/25/2037		$130	124
0.435% due 04/25/2036		300	253
Argent Securities Trust
0.305% due 07/25/2036		454	202
0.315% due 05/25/2036		768	323
Bear Stearns Asset-Backed Securities Trust
0.475% due 01/25/2047		300	272
Countrywide Asset-Backed Certificates
0.255% due 08/25/2037		117	116
0.295% due 07/25/2037		500	395
0.540% due 11/25/2035		130	124
0.875% due 07/25/2034		400	379
4.603% due 04/25/2036		200	202
5.220% due 07/25/2036		234	230
Credit-Based Asset Servicing and Securitization LLC
4.139% due 03/25/2037 ^		360	229
First Franklin Mortgage Loan Trust
1.430% due 07/25/2034		300	260
GSAA Home Equity Trust
0.605% due 08/25/2037		139	125
GSAMP Trust
0.545% due 01/25/2036		500	417
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.395% due 04/25/2047		400	231
MASTR Asset-Backed Securities Trust
0.365% due 05/25/2037		500	370
Morgan Stanley ABS Capital, Inc. Trust
0.385% due 10/25/2036		800	561
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		66	59
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.985% due 01/25/2036		200	181
People’s Choice Home Loan Securities Trust
1.100% due 05/25/2035 ^		600	367
Residential Asset Securities Corp. Trust
0.405% due 04/25/2037		400	352
0.555% due 12/25/2035		700	638
Structured Asset Securities Corp. Mortgage Loan Trust
0.315% due 03/25/2036		149	143
Wachovia Mortgage Loan Trust LLC
0.815% due 10/25/2035		200	188

			6,741

BANK LOAN OBLIGATIONS 0.3%
H.J. Heinz Co.
3.500% due 06/05/2020		593	586

CORPORATE BONDS & NOTES 2.5%
Bank of America Corp.
0.922% due 03/28/2018	EUR	700	876
California Resources Corp.
5.500% due 09/15/2021 (a)		$400	406
Chesapeake Energy Corp.
3.484% due 04/15/2019		100	100
CIT Group, Inc.
4.750% due 02/15/2015		300	304
HCA, Inc.
6.500% due 02/15/2016		100	105
International Lease Finance Corp.
5.750% due 05/15/2016		400	419
8.625% due 09/15/2015		300	318
JPMorgan Chase Bank N.A.
0.654% due 06/02/2017		1,600	1,603
Navient LLC
5.000% due 12/15/2015 (d)	HKD	1,000	132
5.050% due 11/14/2014		$100	100
New York Life Global Funding
1.125% due 03/01/2017		100	100
Sprint Communications, Inc.
6.000% due 12/01/2016		600	632
WM Covered Bond Program
4.000% due 11/26/2016	EUR	350	476

			5,571

MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Funding Trust
0.364% due 04/20/2047		$351	264
6.000% due 07/25/2037 ^		207	165
Chase Mortgage Finance Trust
2.638% due 03/25/2037		175	148
Citigroup Mortgage Loan Trust, Inc.
5.198% due 04/25/2037		172	152
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036		156	142
Credit Suisse Mortgage Capital Certificates
2.648% due 02/26/2036		158	152
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.750% due 08/25/2036 ^		239	192
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036		182	154
IndyMac Mortgage Loan Trust
2.381% due 11/25/2035		250	214
JPMorgan Alternative Loan Trust
3.205% due 12/25/2036		170	154
Merrill Lynch Mortgage Investors Trust
2.754% due 03/25/2036 ^		315	218
Morgan Stanley Mortgage Loan Trust
2.735% due 09/25/2035		214	179
5.499% due 05/25/2036		210	169
PHH Alternative Mortgage Trust
6.000% due 05/25/2037		166	142
Prime Mortgage Trust
6.000% due 06/25/2036		175	157
Residential Accredit Loans, Inc. Trust
0.285% due 02/25/2037		201	173
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036		160	142
6.000% due 06/25/2037		149	136
Structured Adjustable Rate Mortgage Loan Trust
0.375% due 06/25/2037		206	185
Structured Asset Mortgage Investments Trust
0.385% due 02/25/2036		70	61
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		214	214

			3,513

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
2.500% due 10/01/2029		1,000	1,006
3.500% due 10/01/2044		4,000	4,089
4.500% due 10/01/2044		1,000	1,079

			6,174

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Bonds
3.625% due 02/15/2044 (g)(i)		3,500	3,784

U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (g)(i)		2,316	2,265
0.125% due 07/15/2022 (g)(i)		8,029	7,846
0.125% due 01/15/2023 (g)		1,342	1,300
0.125% due 07/15/2024		5,719	5,498
2.375% due 01/15/2025		1,011	1,186

			21,879

Total United States (Cost $44,632)			44,464

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$200	200

Total Virgin Islands (British) (Cost $198)			200

SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 1.3%
Intesa Sanpaolo SpA
1.614% due 04/11/2016		$1,400	1,413
1.650% due 04/07/2015		1,500	1,505

			2,918

REPURCHASE AGREEMENTS (e) 0.1%			306

GREECE TREASURY BILLS 0.9%
3.143% due 10/10/2014	EUR	1,600	2,019

U.S. TREASURY BILLS 0.0%
0.051% due 10/16/2014 (g)		$64	64

Total Short-Term Instruments (Cost $5,475)			5,307

Total Investments in Securities (Cost $231,926)			225,751

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio		251,621	2,518

Total Short-Term Instruments (Cost $2,518)			2,518

Total Investments in Affiliates (Cost $2,518)			2,518

Total Investments 101.0% (Cost $234,444)			$228,269
Financial Derivative Instruments (f)(h) (0.1%) (Cost or Premiums, net $(578))			(305)
Other Assets and Liabilities, net (0.9%)			(1,864)

Net Assets 100.0%			$226,100

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Navient LLC	5.000%	12/15/2015	03/06/2014	$131	$132	0.06%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$306	Fannie Mae 2.260% due 10/17/2022	$(312)	$306	$306

Total Repurchase Agreements						$(312)	$306	$306

(1)	Includes accrued interest.

As of September 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $1,028 at a weighted average interest rate of 0.080%.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 150.500 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	3	$0	$0	$0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	4	(2)	0	0
Canada Government 10-Year Bond December Futures	Long	12/2014	1	0	0	(1)
Euro-Bund 10-Year Bond December Futures	Long	12/2014	11	7	4	0
Euro-Buxl 30-Year Bond December Futures	Short	12/2014	9	(6)	0	(4)
Put Options Strike @ EUR 146.500 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	3	1	0	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	4	0	0	0
U.S. Treasury 10-Year Note December Futures	Short	12/2014	25	8	3	0

Total Futures Contracts				$8	$7	$(5)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Senior 21 5-Year Index	(1.000%	)	06/20/2019	EUR	2,400	$(51)	$12	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019		$8,640	$806	$(54)	$0	$(14)
CDX.IG-22 5-Year Index	1.000%	06/20/2019		1,200	19	(3)	2	0
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	5,000	108	(21)	0	(1)

					$933	$(78)	$2	$(15)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		$2,400	$(99)	$(95)	$3	$0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		500	(12)	0	1	0
Pay	3-Month USD-LIBOR	3.750%	06/18/2044		3,100	376	206	0	(19)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019	AUD	8,000	124	(40)	13	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		600	22	16	0	0
Pay	6-Month AUD-BBR-BBSW	4.750%	06/18/2024		300	22	20	0	0
Pay	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR	4,900	(14)	16	3	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		11,800	9	111	12	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		8,400	(109)	(255)	0	(1)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017	GBP	23,300	60	(7)	0	(8)
Receive	6-Month GBP-LIBOR	2.250%	03/18/2020		4,400	(16)	(43)	0	(15)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025		600	12	(7)	4	0
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		1,100	(12)	32	0	(13)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	140,000	(13)	(43)	0	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		280,000	(95)	(43)	2	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		160,000	49	60	0	(4)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	104,100	(126)	(147)	21	0

						$178	$(219)	$59	$(60)

Total Swap Agreements						$1,060	$(285)	$62	$(75)

(g)	Securities with an aggregate market value of $3,053 and cash of $796 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	AUD	2,496		$2,216	$31	$0
	10/2014	MYR	9,355		2,853	4	0
	10/2014		$1,098	HKD	8,513	0	(2)
	11/2014		2,211	AUD	2,496	0	(31)
	11/2014		3,258	CAD	3,558	0	(85)
	02/2015		2,828	MYR	9,355	0	(5)
BPS	10/2014	BRL	4,616		$1,883	0	(3)
	10/2014	MXN	29,882		2,272	50	0
	10/2014		$2,020	BRL	4,616	0	(134)
	11/2014	EUR	963		$1,246	29	0
	12/2014		$6,407	MXN	85,449	0	(78)
	01/2015	BRL	4,729		$2,020	136	0
BRC	10/2014		433		192	15	0
	10/2014	INR	320,831		5,194	16	0
	10/2014	PLN	7,637		2,352	49	0
	10/2014		$177	BRL	433	0	0
	10/2014		809	IDR	9,569,903	0	(28)
	10/2014		1,642	MYR	5,258	0	(42)
	10/2014		3,318	PLN	10,244	0	(228)
	10/2014		8,791	RUB	320,197	0	(716)
	10/2014	ZAR	2,379		$220	10	0
	11/2014		$2,674	CHF	2,439	0	(118)
	11/2014		197	EUR	149	0	(9)
	11/2014		295	GBP	180	1	(4)
	11/2014		15,012	JPY	1,540,199	0	(964)
	12/2014	MXN	1,191		$90	1	0
	12/2014		$344	PEN	994	0	(4)
	01/2015	DKK	85,095		$14,503	56	0
	02/2015		$5,077	INR	320,831	0	(27)
CBK	10/2014		2,861	CNY	17,731	24	0
	10/2014		7,490	INR	456,455	0	(124)
	10/2014		163	KRW	167,792	0	(4)
	10/2014		2,406	TWD	72,117	0	(35)
	11/2014	EUR	2,465		$3,218	104	0
	11/2014	GBP	123		204	5	0
	12/2014	MXN	692		52	1	0
DUB	10/2014	COP	2,926,010		1,442	0	(1)
	10/2014	DKK	119,761		21,874	1,553	0
	10/2014	KRW	73,134		72	3	0
	10/2014	PLN	8,642		2,668	62	0
	10/2014		$1,673	COP	3,276,585	0	(56)
	10/2014		1,201	CZK	24,496	0	(75)
	10/2014		1,163	PHP	50,878	0	(31)
	10/2014		565	RON	1,872	0	(30)
	11/2014	EUR	26,435		$35,431	2,031	0
	11/2014	GBP	645		1,076	31	0
	11/2014		$3,533	DKK	20,295	0	(88)
	12/2014		1,433	COP	2,926,010	2	0
FBF	10/2014	BRL	3,024		$1,256	22	(1)
	10/2014	COP	350,575		185	12	0
	10/2014	INR	106,517		1,715	0	(4)
	10/2014	KRW	1,253,886		1,229	43	0
	10/2014		$1,273	BRL	3,024	0	(38)
	10/2014		1,279	MYR	4,097	0	(32)
	11/2014	GBP	7,322		$12,206	342	0
	12/2014	MXN	14,267		1,065	8	0
GLM	10/2014	BRL	1,489		643	34	0
	10/2014	CAD	131		117	0	0
	10/2014	MXN	14,544		1,107	26	0
	10/2014		$608	BRL	1,489	1	0
	11/2014	EUR	1,724		$2,263	85	0
	11/2014	GBP	5,111		8,361	79	0
	11/2014		$3,382	EUR	2,562	0	(145)
	11/2014		359	NOK	2,220	0	(14)
	11/2014		1,804	SEK	12,470	0	(76)
	12/2014		1,207	ILS	4,305	0	(38)
HUS	10/2014	PLN	13,891		$4,263	73	0
	10/2014		$4,466	KRW	4,566,231	0	(146)
	10/2014		2,006	ZAR	22,120	0	(50)
	11/2014	EUR	4,631		$5,993	142	0
	11/2014		$115	EUR	90	0	(1)
	11/2014		3,505	GBP	2,142	0	(34)
JPM	10/2014	INR	29,106		$469	0	0
	10/2014	KRW	3,407,003		3,232	9	0
	10/2014		$1,630	DKK	9,384	0	(38)
	10/2014		2,208	TRY	4,794	0	(109)
	11/2014	EUR	557		$722	18	0
	02/2015		$3,216	KRW	3,407,003	0	(15)
MSB	10/2014		1,770	THB	57,056	0	(11)
	11/2014	EUR	1,002		$1,320	54	0
	11/2014	JPY	9,000		86	4	0
	11/2014		$87	EUR	66	0	(4)
	11/2014		2,242	GBP	1,369	0	(24)
RBC	12/2014		350	MXN	4,585	0	(10)
	02/2015		779		10,299	0	(19)
SOG	10/2014		2,315	AUD	2,496	0	(130)
UAG	10/2014	BRL	10,761		$4,561	165	0
	10/2014		$4,569	BRL	10,761	2	(175)
	10/2014		341	IDR	4,057,934	0	(10)
	11/2014		4,520	BRL	10,761	0	(163)
	11/2014		272	CAD	301	0	(3)
	11/2014		1,156	CLP	673,493	0	(34)
	11/2014		231	IDR	2,731,419	0	(10)
	11/2014		1,217	SGD	1,515	0	(29)
	01/2015	BRL	430		$185	14	0

Total Forward Foreign Currency Contracts						$5,347	$(4,285)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC USD versus BRL	BRL	2.410	02/19/2015	$400	$7	$7

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/18/2015	GBP	5,200	$24	$16
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/19/2015		5,400	25	17
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	490,000	108	16
GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	09/01/2016	EUR	4,500	68	47
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.210%	02/13/2015	GBP	11,900	52	39

								$277	$135

Total Purchased Options								$284	$142

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014		$200	$(1)	$0
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		600	(1)	(1)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		800	(1)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	3,000	(8)	(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		3,100	(7)	(2)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		$2,800	(4)	(3)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	600	(1)	(1)

							$(23)	$(12)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	$400	$(22)	$(11)
DUB	Call - OTC USD versus BRL	BRL	2.937	02/19/2015	400	(10)	(4)
FBF	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	300	(15)	(9)

						$(47)	$(24)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.940%	02/18/2015	GBP	10,400	$(24)	$(9)
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.950%	02/19/2015		10,800	(26)	(10)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	09/21/2015	EUR	37,400	(19)	(32)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.310%	09/21/2015		37,400	(74)	(68)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	490,000	(38)	(3)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350%	09/08/2015	EUR	7,100	(16)	(22)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	09/08/2015		7,100	(17)	(10)
GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493%	09/01/2016		1,800	(68)	(53)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.970%	02/13/2015	GBP	23,800	(52)	(25)
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.200%	11/21/2014	EUR	4,200	(15)	(44)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.600%	11/21/2014		4,200	(27)	(1)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.750%	11/12/2014		1,600	(14)	(8)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250%	11/12/2014		1,600	(18)	(2)

								$(408)	$(287)

Total Written Options								$(478)	$(323)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Tesco PLC	(1.000%)	06/20/2015	0.279%	EUR	800	$(6)	$0	$0	$(6)
GST	Tesco PLC	(1.000%)	06/20/2015	0.279%		400	(3)	0	0	(3)

							$(9)	$0	$0	$(9)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%		$300	$(13)	$6	$0	$(7)
	South Africa Government International Bond	1.000%	03/20/2019	1.731%		300	(14)	5	0	(9)
	South Africa Government International Bond	1.000%	09/20/2019	1.874%		1,200	(33)	(15)	0	(48)
BPS	Petrobras International Finance Co.	1.000%	09/20/2019	2.466%		1,200	(62)	(18)	0	(80)
	South Africa Government International Bond	1.000%	03/20/2019	1.731%		600	(28)	9	0	(19)
BRC	Greece Government International Bond	1.000%	06/20/2016	4.748%		200	(11)	(1)	0	(12)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		800	(10)	(11)	0	(21)
	Tesco PLC	1.000%	12/20/2019	1.371%	EUR	100	(2)	(1)	0	(3)
CBK	Santander International Debt S.A.U.	3.000%	06/20/2019	0.700%		800	114	(5)	109	0
	South Africa Government International Bond	1.000%	03/20/2019	1.731%		$400	(18)	6	0	(12)
	Tesco PLC	1.000%	12/20/2019	1.371%	EUR	100	0	(2)	0	(2)
FBF	Export-Import Bank of China	1.000%	12/20/2016	0.573%		$100	(10)	11	1	0
GST	Greece Government International Bond	1.000%	09/20/2015	3.951%	EUR	200	(8)	1	0	(7)
	Greece Government International Bond	1.000%	12/20/2015	3.783%		500	(24)	3	0	(21)
	Greece Government International Bond	1.000%	12/20/2016	4.926%		$200	(15)	(1)	0	(16)
	Tesco PLC	1.000%	12/20/2019	1.371%	EUR	600	(6)	(8)	0	(14)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.690%		$1,200	(14)	(24)	0	(38)
JPM	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		400	(5)	(6)	0	(11)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.548%		2,000	(75)	29	0	(46)
	Export-Import Bank of China	1.000%	09/20/2016	0.554%		100	(3)	4	1	0
	Tesco PLC	1.000%	12/20/2019	1.371%	EUR	800	(11)	(8)	0	(19)
UAG	Export-Import Bank of China	1.000%	06/20/2016	0.529%		$200	(4)	6	2	0

							$(252)	$(20)	$113	$(385)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM-15 5-Year Index	5.000%	06/20/2016	$2,350	$323	$(222)	$101	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	2,500	$3,294	$(54)	$(77)	$0	$(131)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		5,263	6,940	(130)	(151)	0	(281)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		4,700	6,192	(111)	(135)	0	(246)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		5,200	6,851	(142)	(129)	0	(271)

							$(437)	$(492)	$0	$(929)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	15,000	$(3)	$(5)	$0	$(8)
CBK	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019		38,300	(8)	(12)	0	(20)
DUB	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	6,300	2	(9)	0	(7)
GST	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	22,000	0	(12)	0	(12)
HUS	Pay	3-Month PLN-WIBOR	2.745%	12/17/2024	PLN	6,300	0	(19)	0	(19)

							$(9)	$(57)	$0	$(66)

Total Swap Agreements							$(384)	$(791)	$214	$(1,389)

(i)	Securities with an aggregate market value of $2,128 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$1,010	$0	$1,010
Belgium
Corporate Bonds & Notes	0	2,000	0	2,000
Brazil
Corporate Bonds & Notes	0	1,862	0	1,862
Sovereign Issues	0	5,326	0	5,326
Canada
Sovereign Issues	0	8,767	0	8,767
Cayman Islands
Corporate Bonds & Notes	0	405	0	405
Denmark
Corporate Bonds & Notes	0	12,973	0	12,973
France
Corporate Bonds & Notes	0	8,044	0	8,044
Sovereign Issues	0	1,672	0	1,672
Germany
Corporate Bonds & Notes	0	1,603	0	1,603
Sovereign Issues	0	7,874	0	7,874
Hong Kong
Corporate Bonds & Notes	0	1,219	0	1,219
India
Corporate Bonds & Notes	0	945	0	945
Indonesia
Sovereign Issues	0	1,650	0	1,650
Ireland
Asset-Backed Securities	0	745	0	745
Corporate Bonds & Notes	0	5,798	0	5,798
Mortgage-Backed Securities	0	872	0	872
Italy
Asset-Backed Securities	0	808	0	808
Corporate Bonds & Notes	0	3,820	0	3,820
Mortgage-Backed Securities	0	2,158	0	2,158
Sovereign Issues	0	5,871	0	5,871
Jersey, Channel Islands
Mortgage-Backed Securities	0	586	0	586
Luxembourg
Corporate Bonds & Notes	0	2,071	0	2,071
Malaysia
Sovereign Issues	0	666	0	666
Mexico
Corporate Bonds & Notes	0	1,235	0	1,235
Sovereign Issues	0	3,665	0	3,665
Netherlands
Asset-Backed Securities	0	1,179	0	1,179
Corporate Bonds & Notes	0	5,723	0	5,723
Norway
Corporate Bonds & Notes	0	198	0	198
Poland
Sovereign Issues	0	8,461	0	8,461
Portugal
Corporate Bonds & Notes	0	362	0	362
Russia
Corporate Bonds & Notes	0	204	0	204
Slovenia
Sovereign Issues	0	7,326	0	7,326
South Africa
Sovereign Issues	0	564	0	564
South Korea
Sovereign Issues	0	2,052	0	2,052
Spain
Asset-Backed Securities	0	1,023	0	1,023
Corporate Bonds & Notes	0	4,400	0	4,400
Sovereign Issues	0	26,759	0	26,759
Supranational
Corporate Bonds & Notes	0	3,557	0	3,557
Sweden
Corporate Bonds & Notes	0	395	0	395
Switzerland
Corporate Bonds & Notes	0	1,339	0	1,339
United Kingdom
Bank Loan Obligations	0	1,481	0	1,481
Corporate Bonds & Notes	0	9,586	0	9,586
Mortgage-Backed Securities	0	8,836	0	8,836
Sovereign Issues	0	8,690	0	8,690
United States
Asset-Backed Securities	0	6,741	0	6,741
Bank Loan Obligations	0	586	0	586
Corporate Bonds & Notes	0	5,571	0	5,571
Mortgage-Backed Securities	0	3,513	0	3,513
U.S. Government Agencies	0	6,174	0	6,174
U.S. Treasury Obligations	0	21,879	0	21,879
Virgin Islands (British)
Corporate Bonds & Notes	0	200	0	200
Short-Term Instruments
Certificates of Deposit	0	2,918	0	2,918
Repurchase Agreements	0	306	0	306
Greece Treasury Bills	0	2,019	0	2,019
U.S. Treasury Bills	0	64	0	64
	$0	$225,751	$0	$225,751

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,518	0	0	2,518

Total Investments	$2,518	$225,751	$0	$228,269

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	62	0	69
Over the counter	0	5,703	0	5,703
	$7	$5,765	$0	$5,772

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(75)	0	(80)
Over the counter	0	(5,997)	0	(5,997)

	$(5)	$(6,072)	$0	$(6,077)

Totals	$2,520	$225,444	$0	$227,964
There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.1%
AUSTRALIA 0.5%
MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Pty. Ltd.
0.374% due 02/21/2038		$113	$112
3.040% due 08/22/2037	AUD	155	135
Torrens Trust
3.290% due 10/19/2038		178	156

			403

SOVEREIGN ISSUES 0.4%
New South Wales Treasury Corp.
4.000% due 05/20/2026		600	524
Queensland Treasury Corp.
4.250% due 07/21/2023		800	720

			1,244

Total Australia (Cost $1,761)			1,647

BERMUDA 1.0%
BANK LOAN OBLIGATIONS 1.0%
Rise Ltd.
4.750% due 01/31/2021 (d)		$3,180	3,227

Total Bermuda (Cost $3,202)			3,227

BRAZIL 12.3%
CORPORATE BONDS & NOTES 1.2%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$200	208
4.500% due 04/06/2015		1,100	1,115
Banco Votorantim S.A.
5.250% due 02/11/2016		100	104
CSN Islands Corp.
6.875% due 09/21/2019		200	211
Petrobras Global Finance BV
3.115% due 03/17/2020		1,100	1,123
4.875% due 03/17/2020		1,000	1,016

			3,777

SOVEREIGN ISSUES 11.1%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	33,000	12,420
0.000% due 10/01/2015		10,800	3,941
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		11,900	4,417
10.000% due 01/01/2025		40,600	14,473

			35,251

Total Brazil (Cost $41,978)			39,028

CANADA 0.8%
SOVEREIGN ISSUES 0.8%
Province of Ontario

3.450% due 06/02/2045	CAD	400	347
3.500% due 06/02/2024		2,200	2,049

Total Canada (Cost $2,491)			2,396

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
BlueMountain CLO Ltd.
0.471% due 11/15/2017		$27	27
Gallatin CLO Ltd.
1.432% due 07/15/2023		800	799

Golden Knight CDO Corp.
0.474% due 04/15/2019		350	349
Octagon Investment Partners Ltd.
1.508% due 05/05/2023		800	799

Total Cayman Islands (Cost $1,975)			1,974

FRANCE 3.8%
SOVEREIGN ISSUES 3.8%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$1,700	1,777
France Government Bond
1.750% due 05/25/2023	EUR	600	806
1.750% due 11/25/2024		100	132
3.000% due 04/25/2022		400	587
3.250% due 05/25/2045		800	1,208
4.500% due 04/25/2041		4,100	7,503

Total France (Cost $11,629)			12,013

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.1%
Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	500	404

SOVEREIGN ISSUES 0.3%
Free State of Bavaria
3.500% due 01/27/2016	EUR	749	990

Total Germany (Cost $1,463)			1,394

GREECE 0.1%
CORPORATE BONDS & NOTES 0.1%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	396

Total Greece (Cost $401)			396

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$363	386

Total Guernsey, Channel Islands (Cost $363)			386

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	200	272
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017		700	967

Total Ireland (Cost $1,334)			1,239

ITALY 10.7%
ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.247% due 12/12/2028	EUR	37	46

CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
3.875% due 10/24/2018		1,200	1,672
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022		1,000	1,378

			3,050

MORTGAGE-BACKED SECURITIES 0.5%
Claris ABS
0.794% due 10/31/2060		1,147	1,438

SOVEREIGN ISSUES 9.2%
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024		8,500	12,056
4.500% due 05/01/2023		7,500	11,252
4.750% due 09/01/2044		500	759
5.500% due 11/01/2022		3,000	4,770
Italy Government International Bond
5.250% due 09/20/2016		$300	324

			29,161

Total Italy (Cost $34,796)			33,695

JERSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,781

Total Jersey, Channel Islands (Cost $1,334)			1,781

MEXICO 4.7%
CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$1,500	1,522
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		800	822

			2,344

SOVEREIGN ISSUES 4.0%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	35,700	2,913
7.750% due 05/29/2031		38,130	3,141
7.750% due 11/23/2034		5,800	479
9.500% due 12/18/2014		67,700	5,115
10.000% due 12/05/2024		10,000	963

			12,611

Total Mexico (Cost $15,484)			14,955

NETHERLANDS 1.4%
CORPORATE BONDS & NOTES 1.4%
GMAC International Finance BV
7.500% due 04/21/2015	EUR	900	1,176
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)		2,100	2,786
Waha Aerospace BV
3.925% due 07/28/2020		$300	316

Total Netherlands (Cost $4,583)			4,278

NEW ZEALAND 2.2%
SOVEREIGN ISSUES 2.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	4,300	3,497
5.500% due 04/15/2023		4,200	3,598

Total New Zealand (Cost $7,526)			7,095

NORWAY 1.1%
CORPORATE BONDS & NOTES 1.1%
DNB Bank ASA
3.200% due 04/03/2017		$1,000	1,044
Eksportfinans ASA
2.000% due 09/15/2015		800	801
2.375% due 05/25/2016		200	201
3.000% due 11/17/2014		200	201
5.500% due 05/25/2016		500	528
5.500% due 06/26/2017		600	649

Total Norway (Cost $3,277)			3,424

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
5.000% due 05/14/2019	EUR	600	726

Total Portugal (Cost $778)			726

QATAR 1.3%
CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$1,600	1,636

SOVEREIGN ISSUES 0.8%
Qatar Government International Bond
4.000% due 01/20/2015		2,400	2,426

Total Qatar (Cost $4,016)			4,062

SLOVENIA 0.8%
SOVEREIGN ISSUES 0.8%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	1,900	2,592

Total Slovenia (Cost $2,556)			2,592

SOUTH KOREA 1.2%
SOVEREIGN ISSUES 1.2%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	516
5.875% due 01/14/2015		1,900	1,928
6.460% due 02/27/2017	MXN	5,000	379
Republic of Korea
7.125% due 04/16/2019		$700	848

Total South Korea (Cost $3,589)			3,671

SPAIN 8.4%
CORPORATE BONDS & NOTES 0.8%
Pitch1
5.125% due 07/20/2022	EUR	1,500	2,384

SOVEREIGN ISSUES 7.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020		1,000	1,416
Spain Government International Bond
4.400% due 10/31/2023		1,100	1,672
4.800% due 01/31/2024		2,100	3,284
5.400% due 01/31/2023		11,000	17,760

			24,132

Total Spain (Cost $26,708)			26,516

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 07/21/2023	AUD	600	372

Total Supranational (Cost $400)			372

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,400	1,684

Total United Arab Emirates (Cost $1,486)			1,684

UNITED KINGDOM 4.6%
CORPORATE BONDS & NOTES 1.0%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,400	1,884
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	600	1,139

			3,023

SOVEREIGN ISSUES 3.6%
United Kingdom Gilt
2.750% due 09/07/2024		300	500
3.250% due 01/22/2044		3,300	5,545
3.500% due 01/22/2045		1,500	2,638
4.250% due 12/07/2040		1,300	2,576

			11,259

Total United Kingdom (Cost $14,389)			14,282

UNITED STATES 43.4%
ASSET-BACKED SECURITIES 2.7%
Amortizing Residential Collateral Trust
0.735% due 07/25/2032		$1	1
0.855% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.205% due 12/25/2036		10	10
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,622	1,816
Countrywide Asset-Backed Certificates
0.555% due 08/25/2034		156	146
0.605% due 04/25/2036		1,000	862
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		25	14
Denver Arena Trust
6.940% due 11/15/2019		21	21
EMC Mortgage Loan Trust
0.605% due 05/25/2043		410	392
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		178	103
JPMorgan Mortgage Acquisition Trust
0.435% due 03/25/2047		1,632	931
Morgan Stanley ABS Capital, Inc. Trust
0.265% due 03/25/2037		1,333	779
0.405% due 08/25/2036		3,250	2,153
0.955% due 07/25/2037		1,114	1,062
SACO, Inc.
0.555% due 04/25/2035		9	8
Securitized Asset-Backed Receivables LLC Trust
0.205% due 12/25/2036		9	5
SLC Student Loan Trust
0.684% due 06/15/2017		35	35
SLM Student Loan Trust
0.434% due 12/17/2018		22	22
Structured Asset Securities Corp. Mortgage Loan Trust
1.655% due 04/25/2035		20	19
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036		50	26

			8,407

BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		1,778	1,759
HCA, Inc.
2.654% due 05/02/2016		825	822

			2,581

CORPORATE BONDS & NOTES 8.7%
Ally Financial, Inc.
4.625% due 06/26/2015		200	203
6.750% due 12/01/2014		900	908
American International Group, Inc.
6.765% due 11/15/2017	GBP	488	900
Bank of America Corp.
5.750% due 12/01/2017		$200	223

7.625% due 06/01/2019		1,400	1,693
Bank of America N.A.
0.534% due 06/15/2017		1,300	1,292
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,000	1,164
Citigroup, Inc.
1.440% due 11/30/2017	EUR	200	253
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$520	563
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		746	821
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	4,838
Duke Energy Corp.
3.350% due 04/01/2015		100	101
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	115
Ford Motor Credit Co. LLC
8.700% due 10/01/2014		200	200
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		500	501
0.734% due 01/12/2015		700	701
6.250% due 09/01/2017		500	561
International Lease Finance Corp.
5.750% due 05/15/2016		500	523
8.625% due 09/15/2015		900	953
JPMorgan Chase & Co.
0.754% due 02/15/2017		100	101
0.784% due 04/25/2018		800	805
5.058% due 02/22/2021	CAD	200	185
JPMorgan Chase Bank N.A.
0.767% due 05/31/2017	EUR	400	505
6.000% due 10/01/2017		$1,000	1,119
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	574
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		800	166
Mohawk Industries, Inc.
6.125% due 01/15/2016		778	830
Morgan Stanley
0.602% due 04/13/2016	EUR	700	887
0.714% due 10/15/2015		$1,000	1,003
Murray Street Investment Trust
4.647% due 03/09/2017		600	643
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	811
Southwestern Energy Co.
4.100% due 03/15/2022		300	308
7.500% due 02/01/2018		100	117
UAL Pass-Through Trust
10.400% due 05/01/2018		551	610
UST LLC
5.750% due 03/01/2018		1,000	1,127
Verizon Communications, Inc.
1.764% due 09/15/2016		400	410
1.984% due 09/14/2018		100	105
2.625% due 02/21/2020		739	731

			27,550

MORTGAGE-BACKED SECURITIES 8.6%
Adjustable Rate Mortgage Trust
2.735% due 09/25/2035		28	26
American Home Mortgage Assets Trust
0.345% due 05/25/2046		382	291
0.365% due 10/25/2046		492	339
Banc of America Funding Trust
2.640% due 02/20/2036		420	420
2.894% due 10/20/2046 ^		155	119
5.500% due 01/25/2036		573	597
BCAP LLC Trust
0.325% due 01/25/2037 ^		358	274
5.250% due 04/26/2037		1,902	1,797
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/2035		116	118
2.475% due 08/25/2033		20	20
2.483% due 05/25/2034		15	14
2.498% due 10/25/2033		17	17
2.528% due 03/25/2035		39	39
2.649% due 05/25/2034		53	51
2.926% due 05/25/2047 ^		474	411
3.034% due 11/25/2034		12	13
Bear Stearns ALT-A Trust
2.613% due 11/25/2035 ^		216	170
2.617% due 09/25/2035		179	157

2.701% due 08/25/2036 ^	260	194
Bear Stearns Structured Products, Inc.
2.555% due 12/26/2046	147	113
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.335% due 07/25/2036	103	92
Citigroup Commercial Mortgage Trust
0.904% due 06/15/2033	1,600	1,604
5.899% due 12/10/2049	400	403
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	61	62
2.500% due 10/25/2035	1,514	1,491
Countrywide Alternative Loan Trust
0.325% due 01/25/2037 ^	651	600
0.334% due 02/20/2047	313	238
0.349% due 12/20/2046	625	487
0.364% due 03/20/2046	185	147
0.364% due 07/20/2046 ^	395	276
0.435% due 02/25/2037	238	193
0.505% due 05/25/2037 ^	99	66
1.615% due 11/25/2035	46	37
2.155% due 11/25/2035	46	38
5.250% due 06/25/2035 ^	35	32
5.317% due 11/25/2035 ^	392	325
6.000% due 04/25/2037 ^	87	69
6.000% due 02/25/2047	875	710
6.250% due 08/25/2037 ^	47	39
6.500% due 06/25/2036 ^	227	184
Countrywide Home Loan Mortgage Pass-Through Trust
0.385% due 05/25/2035	104	91
0.445% due 04/25/2035	31	26
0.475% due 03/25/2035	134	107
0.485% due 02/25/2035	11	11
0.755% due 03/25/2035	600	548
0.915% due 09/25/2034	12	12
2.376% due 02/20/2036	568	494
2.493% due 11/25/2034	29	28
2.521% due 11/19/2033	24	24
2.624% due 08/25/2034	9	8
2.633% due 05/25/2047	163	128
5.500% due 10/25/2035	168	164
Credit Suisse First Boston Mortgage Securities Corp.
2.472% due 08/25/2033	27	27
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	152	89
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	451	365
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	2	2
Greenpoint Mortgage Funding Trust
0.425% due 11/25/2045	12	10
GSR Mortgage Loan Trust
1.864% due 03/25/2033	13	13
2.216% due 06/25/2034	7	7
2.660% due 09/25/2035	352	356
HarborView Mortgage Loan Trust
0.893% due 02/19/2034	1	1
0.965% due 12/19/2036 ^	193	160
2.482% due 05/19/2033	29	30
IndyMac Mortgage Loan Trust
4.549% due 09/25/2035	347	309
JPMorgan Mortgage Trust
1.990% due 11/25/2033	15	15
2.583% due 07/25/2035	198	200
2.607% due 07/25/2035	170	175
2.612% due 01/25/2037	423	381
2.646% due 02/25/2035	14	14
Luminent Mortgage Trust
0.395% due 04/25/2036	684	470
MASTR Adjustable Rate Mortgages Trust
2.406% due 05/25/2034	924	910
MASTR Alternative Loan Trust
0.555% due 03/25/2036	57	17
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030	11	10
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036	157	145
0.405% due 08/25/2036	23	23
2.220% due 02/25/2033	19	18
2.462% due 02/25/2036	107	103
Merrill Lynch Mortgage-Backed Securities Trust
2.791% due 04/25/2037 ^	15	12
Nomura Asset Acceptance Corp.
2.432% due 10/25/2035	28	25
Residential Accredit Loans, Inc. Trust
0.305% due 02/25/2047	190	112

0.335% due 06/25/2046	500	230
0.365% due 04/25/2046	214	108
6.000% due 12/25/2036 ^	707	560
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	217	206
RiverView HECM Trust
0.215% due 07/25/2047	1,439	1,336
Structured Adjustable Rate Mortgage Loan Trust
2.463% due 04/25/2034	51	51
2.464% due 09/25/2034	47	47
2.473% due 02/25/2034	19	20
Structured Asset Mortgage Investments Trust
0.345% due 07/25/2046	600	493
0.365% due 05/25/2046	128	98
0.375% due 05/25/2036	605	456
0.375% due 09/25/2047	600	474
0.403% due 07/19/2035	373	361
0.435% due 02/25/2036	700	564
0.443% due 07/19/2034	5	5
0.853% due 03/19/2034	9	9
Suntrust Alternative Loan Trust
0.805% due 12/25/2035 ^	1,492	1,166
WaMu Mortgage Pass-Through Certificates Trust
0.425% due 12/25/2045	70	67
0.465% due 01/25/2045	11	10
0.475% due 01/25/2045	11	11
0.817% due 02/25/2047	531	441
1.515% due 08/25/2042	7	7
1.831% due 01/25/2037 ^	42	36
2.049% due 12/25/2036 ^	8	7
2.176% due 07/25/2046	245	224
2.203% due 12/25/2036 ^	63	57
2.406% due 03/25/2034	48	48
2.437% due 02/25/2033	154	153
2.443% due 06/25/2033	15	15
2.449% due 06/25/2037	105	92
Washington Mutual Mortgage Pass-Through Certificates Trust
1.055% due 07/25/2046 ^	79	48
6.000% due 06/25/2037 ^	1,556	1,343
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	650	593
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 04/25/2036	28	28

		27,278

MUNICIPAL BONDS & NOTES 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,215	1,885

	SHARES
PREFERRED SECURITIES 0.0%
Navient LLC CPI Linked Security
4.072% due 03/15/2017	500	12
4.122% due 01/16/2018	3,100	76

		88

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 7.2%
Fannie Mae
0.275% due 03/25/2034	$10	10
0.305% due 08/25/2034	7	7
0.523% due 01/25/2017	1,265	1,267
1.853% due 10/01/2034	4	4
2.006% due 12/01/2034	8	9
2.485% due 11/01/2034	64	69
3.000% due 08/01/2042 - 09/01/2043	409	404
3.500% due 10/01/2029	19,000	19,975
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	33	37
Freddie Mac
0.435% due 09/25/2031	28	26
1.318% due 10/25/2044	61	63
2.363% due 02/01/2029	6	6
2.391% due 04/01/2037	75	80
6.000% due 04/15/2036	678	762

Ginnie Mae
1.625% due 11/20/2024		2	2
6.000% due 09/20/2038		29	31

			22,781

U.S. TREASURY OBLIGATIONS 14.8%
U.S. Treasury Bonds
3.125% due 08/15/2044 (f)		1,200	1,181
3.375% due 05/15/2044		200	207
3.625% due 02/15/2044 (f)		6,300	6,811
3.750% due 11/15/2043		600	663
5.250% due 02/15/2029		400	515
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043		3,181	2,815
1.750% due 01/15/2028		2,616	2,918
2.000% due 01/15/2026		1,452	1,656
2.375% due 01/15/2025		506	593
2.375% due 01/15/2027		1,536	1,821
2.500% due 01/15/2029		1,653	2,021
3.875% due 04/15/2029		377	533
U.S. Treasury Notes
2.125% due 01/31/2021 (f)(h)(j)		8,900	8,901
2.375% due 12/31/2020 (f)(h)(j)		12,100	12,297
2.500% due 05/15/2024 (f)(h)		2,300	2,303
2.750% due 11/15/2023 (h)		1,700	1,743

			46,978

Total United States (Cost $132,862)			137,548

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$100	113

Total Virgin Islands (British) (Cost $105)			113

SHORT-TERM INSTRUMENTS 6.9%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
1.614% due 04/11/2016		$1,700	1,716

REPURCHASE AGREEMENTS (e) 0.4%			1,317

MEXICO TREASURY BILLS 5.4%
3.404% due 10/16/2014 - 02/05/2015 (b)	MXN	231,000	17,075

U.S. TREASURY BILLS 0.5%
0.041% due 10/16/2014 - 02/26/2015 (b)(h)(j)		$1,636	1,636

Total Short-Term Instruments (Cost $22,342)			21,744

Total Investments in Securities (Cost $342,828)			342,238

Total Investments 108.1% (Cost $342,828)			$342,238
Financial Derivative Instruments (g)(i) (0.4%) (Cost or Premiums, net $(1,153))			(1,285)
Other Assets and Liabilities, net (7.7%)			(24,316)

Net Assets 100.0%			$316,637

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$3,202	$3,227	1.02%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.000%	09/30/2014	10/01/2014	$1,000	Freddie Mac 4.750% due 11/17/2015	$(1,025)	$1,000	$1,000
SSB	0.000%	09/30/2014	10/01/2014	317	U.S. Treasury Notes 1.500% due 02/28/2019	(328)	317	317

Total Repurchase Agreements						$(1,353)	$1,317	$1,317

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.120%	09/18/2014	10/17/2014	$(601)	$(601)

Total Reverse Repurchase Agreements					$(601)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.170%	09/25/2014	10/24/2014	$(3,645)	$(3,653)
	0.240%	09/26/2014	10/10/2014	(5,814)	(5,817)
BPG	0.200%	09/30/2014	10/10/2014	(1,534)	(1,535)
FOB	0.100%	10/01/2014	10/10/2014	(1,313)	(1,314)
	0.100%	10/01/2014	10/17/2014	(1,534)	(1,536)
	0.170%	09/18/2014	10/02/2014	(1,005)	(1,005)
GSC	0.250%	09/26/2014	10/10/2014	(1,738)	(1,739)
MSC	0.050%	09/25/2014	10/02/2014	(1,175)	(1,175)
	0.230%	09/24/2014	10/01/2014	(3,122)	(3,122)
TDM	0.230%	09/24/2014	10/07/2014	(2,656)	(2,657)

Total Sale-Buyback Transactions					$(23,553)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $12,057 at a weighted average interest rate of 0.276%.
(3)	Payable for sale-buyback transactions includes $15 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BCY	Fannie Mae	5.500%	10/01/2044	$10,000	$(11,104)	$(11,141)
BPG	Fannie Mae	5.500%	10/01/2044	12,000	(13,350)	(13,369)
FOB	Fannie Mae	4.500%	11/01/2044	19,000	(20,425)	(20,451)

Total Short Sales					$(44,879)	$(44,961)

(f)	Securities with an aggregate market value of $24,110 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.750	12/15/2014	179	$16	$8

Total Purchased Options				$16	$8

Written Options: Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$126.500	10/24/2014	23	$(8)	$(2)
Put - CME 90-Day Eurodollar December Futures	99.000	12/15/2014	179	(19)	(1)

Total Written Options				$(27)	$(3)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	305	$61	$7	$0
90-Day Eurodollar March Futures	Long	03/2016	88	(13)	0	(4)
90-Day Eurodollar September Futures	Long	09/2015	42	(0)	0	0
Canada Government 10-Year Bond December Futures	Short	12/2014	75	55	25	(26)
Euro-BTP Italy Government Bond December Futures	Long	12/2014	52	87	37	(16)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	139	(172)	0	(46)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2014	29	(1)	0	(1)
U.S. Treasury 5-Year Note December Futures	Short	12/2014	2	1	0	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	62	(21)	0	(8)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	98	(134)	0	(40)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	184	(3)	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	143	(2)	0	0
United Kingdom Long Gilt December Futures	Long	12/2014	76	42	39	0

Total Futures Contracts				$(100)	$112	$(141)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	(1.000%	)	06/20/2019	$1,700	$(28)	$5	$0	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (2)
							Variation Margin
Index/Tranches	Fixed Deal ReceiveRate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%		12/20/2018	$5,000	$90	$15	$5	$0
CDX.IG-22 5-Year Index	1.000%		06/20/2019	1,700	28	3	2	0

					$118	$18	$7	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	09/17/2016		$62,100	$(247)	$35	$7	$0
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		22,600	0	(8)	4	0
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		40,000	200	48	9	0
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		10,600	(228)	(163)	7	0
Receive	3-Month USD-LIBOR	2.800%	04/16/2024		700	(20)	(18)	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		700	29	22	3	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	5,700	179	180	9	0
Pay	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR	12,000	(35)	39	7	0
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021		3,800	548	493	3	0
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023		16,100	1,081	1,202	17	0
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		17,400	(13)	(164)	0	(18)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		1,100	(14)	(37)	0	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	32,700	(122)	(226)	0	(7)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		11,200	(35)	25	0	(3)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		1,300	3	1	0	0
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		4,700	(56)	(45)	0	(14)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	3,640,000	1,113	1,205	0	(94)
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	149,300	(26)	(8)	3	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		100,500	(18)	(1)	2	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		152,500	(185)	(210)	31	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		15,400	(17)	(18)	3	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		9,100	(17)	(19)	1	0

						$2,120	$2,333	$107	$(136)

Total Swap Agreements						$2,210	$2,356	$114	$(138)

(h)	Securities with an aggregate market value of $3,500 and cash of $194 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	EUR	1,257		$1,627	$40	$0
	10/2014	MYR	15,132		4,614	7	0
	10/2014		$6,315	AUD	7,112	0	(88)
	10/2014		403	RUB	15,364	0	(15)
	10/2014		158	TRY	345	0	(7)
	11/2014	AUD	7,112		$6,300	87	0
	11/2014		$865	CAD	970	0	0
	11/2014		2,082	CHF	1,992	5	0
	11/2014		7,637	JPY	837,800	4	0
	12/2014	MXN	8,552		$653	19	0
	12/2014		$8,299	GBP	5,139	26	0
	02/2015		4,575	MYR	15,132	0	(9)
BPS	10/2014	BRL	7,337		$3,070	74	(2)
	10/2014	CAD	1,293		1,179	25	0
	10/2014	EUR	14,753		19,024	390	0
	10/2014	JPY	934,000		8,695	179	0
	10/2014	MXN	42,716		3,247	71	0
	10/2014		$3,172	BRL	7,337	0	(175)
	10/2014		27,665	EUR	21,319	0	(738)
	10/2014		7,596	NZD	9,610	0	(94)
	10/2014		1,220	RUB	46,175	0	(55)
	11/2014	CHF	398		$440	23	0
	11/2014	EUR	192		244	1	0
	11/2014	JPY	308,800		2,834	18	0
	11/2014	NZD	9,610		7,572	94	0
	11/2014		$4,865	EUR	3,862	14	0
	12/2014	GBP	1,272		$2,073	12	0
	12/2014	MXN	135,808		10,261	202	0
	12/2014		$1,854	MXN	24,814	0	(16)
	07/2015	BRL	33,000		$13,096	553	0
BRC	10/2014	CAD	2,094		1,927	57	0
	10/2014	EUR	20,699		27,087	943	0
	10/2014	INR	404,198		6,553	30	0
	10/2014	RUB	100,888		2,769	224	0
	10/2014		$8,362	INR	509,637	0	(137)
	10/2014		3,942	MYR	12,526	0	(129)
	10/2014		412	RUB	15,125	0	(30)
	11/2014	CHF	1,759		$1,896	53	0
	11/2014		$631	CHF	574	0	(30)
	11/2014		1,269	SEK	8,772	0	(53)
	12/2014	MXN	2,541		$187	0	(1)
	12/2014		$375	MXN	4,904	0	(12)
	02/2015		5,126	INR	324,323	0	(20)
	04/2015	BRL	3,343		$1,381	80	0
CBK	10/2014		20,391		8,799	469	0
	10/2014	EUR	11,474		14,926	434	0
	10/2014		$8,334	BRL	20,391	10	(14)
	10/2014		4,366	EUR	3,379	0	(98)
	11/2014		4,840	CHF	4,527	0	(96)
	11/2014		1,852	DKK	10,287	0	(106)
	12/2014	GBP	787		$1,281	7	(1)
	12/2014		$331	MXN	4,375	0	(7)
	01/2015	BRL	13,174		$5,598	350	0
DUB	10/2014	AUD	645		578	14	0
	10/2014	BRL	3,580		1,461	0	(2)
	10/2014	JPY	2,342,400		21,830	472	0
	10/2014		$1,561	BRL	3,580	0	(98)
	10/2014		3,043	JPY	325,300	0	(77)
	10/2014		943	RUB	34,570	0	(71)
	11/2014	ILS	4,001		$1,105	19	0
	11/2014	MXN	29,474		2,247	59	0
	12/2014		11,366		864	23	0
	01/2015		$1,600	CNY	9,648	0	(40)
	04/2016		500		2,965	0	(31)
FBF	10/2014	BRL	6,693		$2,760	29	(3)
	10/2014		$2,911	BRL	6,693	0	(177)
	10/2014		810	ZAR	8,712	0	(40)
	11/2014	MXN	13,905		$1,056	24	0
	12/2014		$456	ILS	1,631	0	(13)
	01/2015	BRL	6,859		$2,911	179	0
	09/2015	CNY	27,062		4,228	0	(95)
GLM	10/2014	AUD	605		564	35	0
	10/2014	BRL	1,962		847	45	0
	10/2014	EUR	2,190		2,891	125	0
	10/2014	JPY	43,787		403	4	0
	10/2014	MXN	53,645		4,076	86	0
	10/2014	NZD	422		344	15	0
	10/2014		$839	BRL	1,962	0	(38)
	10/2014		3,396	CAD	3,761	0	(39)
	10/2014		61,350	JPY	6,386,457	0	(3,119)
	10/2014		1,221	ZAR	13,154	0	(58)
	10/2014	ZAR	2,559		$240	14	0
	11/2014	AUD	1,053		925	5	0
	11/2014	BRL	1,950		798	8	0
	11/2014	EUR	261		337	7	0
	11/2014	ILS	14,513		4,003	62	0
	11/2014		$1,074	BRL	2,628	0	(10)
	11/2014		655	CHF	593	0	(34)
	11/2014		1,248	ILS	4,582	0	(4)
	12/2014	ILS	21,709		$6,088	190	0
	12/2014	MXN	16,504		1,251	29	0
	12/2014		$2,504	MXN	33,500	0	(23)
	01/2015	CNY	9,648		$1,515	0	(45)
	01/2015		$2,763	BRL	6,800	0	(55)
	02/2015	MXN	120,809		$9,141	222	0
	10/2015	BRL	7,400		2,794	51	0
HUS	10/2014	AUD	1,088		1,014	62	0
	10/2014	BRL	102		42	0	0
	10/2014	CAD	103		93	1	0
	10/2014	EUR	669		882	37	0
	10/2014	NZD	9,188		7,631	459	0
	10/2014	RUB	87,213		2,358	159	0
	10/2014		$1,075	AUD	1,154	0	(65)
	10/2014		45	BRL	102	0	(3)
	10/2014		4,760	EUR	3,657	0	(141)
	10/2014		7,772	JPY	820,400	0	(291)
	10/2014		1,770	MYR	5,677	0	(42)
	10/2014		736	RUB	26,952	0	(56)
	10/2014		390	TRY	850	0	(18)
	10/2014		301	ZAR	3,224	0	(16)
	10/2014	ZAR	3,786		$348	13	0
	01/2015	BRL	5,172		2,139	80	0
JPM	10/2014	AUD	10,868		9,749	234	0
	10/2014	BRL	6,140		2,536	31	(3)
	10/2014	CAD	6,094		5,559	120	0
	10/2014	EUR	6,806		8,791	195	0
	10/2014	INR	154,851		2,528	29	0
	10/2014	JPY	6,083,870		55,892	420	0
	10/2014	RUB	60,013		1,610	97	0
	10/2014	TRY	3,091		1,423	70	0
	10/2014		$5,243	AUD	5,727	0	(228)
	10/2014		2,713	BRL	6,140	0	(205)
	10/2014		17,545	JPY	1,871,900	0	(477)
	10/2014		3,311	MYR	10,468	0	(124)
	10/2014		1,368	RUB	50,460	0	(96)
	10/2014		535	TRY	1,164	0	(26)
	10/2014		398	ZAR	4,288	0	(19)
	10/2014	ZAR	15,312		$1,415	61	0
	11/2014	CHF	10,796		11,579	267	0
	11/2014		$3,998	CHF	3,733	0	(87)
	11/2014		55,906	JPY	6,083,870	0	(421)
	12/2014	MXN	2,879		$218	5	0
	12/2014		$2,555	GBP	1,565	0	(19)
	12/2014		1,349	ILS	4,827	0	(38)
	01/2015	BRL	22,019		$9,323	553	0
	09/2015	CNY	2,378		400	20	0
	04/2016		13,826		2,150	0	(36)
	04/2016		$1,830	CNY	10,861	0	(112)
MSB	10/2014	BRL	4,346		$1,885	110	0
	10/2014		$1,773	BRL	4,346	2	0
	10/2014		1,638	RUB	61,597	0	(85)
	10/2014		382	TRY	831	0	(18)
	12/2014	MXN	9,771		$736	12	0
RBC	10/2014	AUD	1,547		1,403	49	0
	10/2014	BRL	1,685		688	0	(1)
	10/2014		$694	AUD	760	0	(29)
	10/2014		733	BRL	1,685	0	(45)
	10/2014		1,594	EUR	1,232	0	(38)
	12/2014	MXN	25,653		$1,952	51	0
	02/2015		10,093		764	19	0
RYL	09/2015		$4,600	CNY	29,440	102	0
SOG	10/2014	ZAR	10,041		$921	33	0
UAG	10/2014	BRL	6,926		2,866	40	(3)
	10/2014	MYR	13,539		4,149	27	0
	10/2014		$3,033	BRL	6,926	0	(203)
	10/2014		36,146	EUR	28,261	0	(451)
	10/2014		805	INR	49,411	0	(8)
	11/2014	CHF	3,418		$3,783	202	0
	11/2014	EUR	28,261		36,153	451	0
	11/2014		$968	BRL	2,295	0	(39)
	12/2014	MXN	4,457		$334	4	0
	01/2015	BRL	3,426		1,475	111	0
	01/2015		$1,294	BRL	3,100	0	(59)
	02/2015		4,115	MYR	13,539	0	(30)
	10/2015	BRL	3,400		$1,319	59	0

Total Forward Foreign Currency Contracts						$10,403	$(9,537)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	128.850	12/12/2014		$25,000	$2	$1
DUB	Call - OTC USD versus JPY		120.000	12/05/2014		25,000	3	5

Total Purchased Options							$5	$6

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD		$0.945	11/26/2014	AUD	900	$(4)	$0
	Call - OTC USD versus BRL	BRL	2.640	06/10/2015		$1,100	(31)	(52)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		2,900	(52)	(39)
	Put - OTC USD versus JPY		80.000	02/28/2019		600	(27)	(17)
	Call - OTC USD versus MXN	MXN	13.450	10/15/2014		900	(4)	(7)
BPS	Call - OTC USD versus BRL	BRL	2.540	12/15/2014		2,300	(24)	(56)
	Call - OTC USD versus BRL		2.700	05/29/2015		1,700	(43)	(64)
BRC	Put - OTC USD versus JPY	JPY	94.750	04/21/2016		4,800	(143)	(52)
CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015		1,100	(20)	(39)
	Call - OTC USD versus BRL		2.740	06/08/2015		1,600	(36)	(56)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		4,600	(111)	(42)
	Put - OTC USD versus JPY		95.000	09/08/2016		4,500	(99)	(73)
	Put - OTC USD versus JPY		96.000	09/08/2016		1,300	(31)	(23)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016		1,600	(37)	(14)
GLM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		600	(3)	(20)
	Call - OTC USD versus BRL		2.650	05/29/2015		600	(18)	(26)
	Call - OTC USD versus BRL		2.710	06/02/2015		900	(27)	(34)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		1,700	(38)	(10)
JPM	Call - OTC USD versus BRL	BRL	2.388	10/14/2014		600	(3)	(20)
	Call - OTC USD versus BRL		2.404	10/14/2014		500	(3)	(14)
MSB	Call - OTC USD versus BRL		2.385	10/20/2014		2,300	(13)	(85)
	Call - OTC USD versus BRL		2.650	06/08/2015		500	(15)	(23)
UAG	Call - OTC AUD versus USD		$0.945	11/26/2014	AUD	1,700	(7)	0
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		$1,800	(49)	(87)

Total Written Options							$(838)	$(853)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Springleaf Finance Corp.	(1.370%)	12/20/2017	2.362%		$100	$0	$3	$3	$0
BRC	WPP Ltd.	(3.750%)	06/20/2017	0.232%	GBP	1,000	0	(156)	0	(156)
CBK	Russia Government International Bond	(1.000%)	09/20/2019	2.459%		$1,300	76	9	85	0
GST	UST, Inc.	(0.720%)	03/20/2018	0.083%		1,000	0	(22)	0	(22)
RYL	Cleveland Electric Illuminating Co.	(0.940%)	06/20/2017	0.452%		1,000	0	(13)	0	(13)
UAG	Mohawk Industries, Inc.	(1.550%)	03/20/2016	0.174%		1,000	0	(21)	0	(21)

							$76	$(200)	$88	$(212)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Italy Government International Bond	1.000%	09/20/2019	1.001%		$700	$1	$(1)	$0	$0
BRC	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.161%	EUR	100	(15)	16	1	0
	Brazil Government International Bond	1.000%	03/20/2023	2.217%		$800	(43)	(27)	0	(70)
	China Government International Bond	0.850%	12/20/2014	0.206%		1,200	0	2	2	0
	Citigroup, Inc.	1.000%	06/20/2018	0.557%		2,700	(4)	48	44	0
CBK	Brazil Government International Bond	1.000%	03/20/2016	0.768%		3,100	(30)	41	11	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		400	4	0	4	0
	Spain Government International Bond	1.000%	03/20/2019	0.700%		11,300	(201)	350	149	0
DUB	Italy Government International Bond	1.000%	09/20/2019	1.001%		400	1	(1)	0	0
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.161%		500	8	11	19	0
	Finmeccanica Finance S.A.	5.000%	03/20/2019	1.822%	EUR	2,200	324	59	383	0
GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.161%		$1,100	9	35	44	0
	BP Capital Markets America, Inc.	5.000%	09/20/2015	0.181%		200	3	6	9	0
HUS	Italy Government International Bond	1.000%	09/20/2019	1.001%		200	0	0	0	0
	Mexico Government International Bond	1.000%	09/20/2019	0.836%		200	2	0	2	0
JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.161%		300	2	9	11	0
	China Government International Bond	0.820%	12/20/2014	0.206%		200	0	0	0	0
MYC	Brazil Government International Bond	1.000%	06/20/2019	1.623%		1,000	(22)	(5)	0	(27)
	Spain Government International Bond	1.000%	03/20/2019	0.700%		8,600	(174)	287	113	0
RYL	China Government International Bond	0.810%	12/20/2014	0.206%		1,800	0	3	3	0
	China Government International Bond	0.815%	12/20/2014	0.206%		700	0	1	1	0

							$(135)	$834	$796	$(97)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	9,800	$12,923	$(57)	$(466)	$0	$(523)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019		6,700	8,827	(50)	(301)	0	(351)
DUB	Floating rate equal to 3-Month CHF-LIBOR less 0.219% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	1,500	1,606	(6)	(30)	0	(36)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	8,200	10,804	(119)	(310)	0	(429)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	800	854	2	(19)	0	(17)
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/17/2019	EUR	3,900	5,139	(51)	(154)	0	(205)
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	1,500	1,603	0	(33)	0	(33)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		2,300	2,458	3	(54)	0	(51)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		1,500	1,600	0	(30)	0	(30)

							$(278)	$(1,397)	$0	$(1,675)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	145,000	$8	$(33)	$0	$(25)
BPS	Receive	28-Day MXN-TIIE	5.610%	07/07/2021		10,000	19	(7)	12	0
BRC	Pay	28-Day MXN-TIIE	7.140%	04/26/2034		4,200	0	3	3	0
	Pay	28-Day MXN-TIIE	6.985%	05/19/2034		5,000	0	(3)	0	(3)
DUB	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	15,600	(22)	(42)	0	(64)
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	5,000	23	(3)	20	0
GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	3,200	(5)	(8)	0	(13)
HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	4,000	20	(4)	16	0
UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	24,700	(15)	(87)	0	(102)

							$28	$(184)	$51	$(207)

Total Swap Agreements							$(309)	$(947)	$935	$(2,191)

(j)	Securities with an aggregate market value of $2,327 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$403	$0	$403
Sovereign Issues	0	1,244	0	1,244
Bermuda
Bank Loan Obligations	0	0	3,227	3,227
Brazil
Corporate Bonds & Notes	0	3,777	0	3,777
Sovereign Issues	0	35,251	0	35,251
Canada
Sovereign Issues	0	2,396	0	2,396
Cayman Islands
Asset-Backed Securities	0	1,974	0	1,974
France
Sovereign Issues	0	12,013	0	12,013
Germany
Corporate Bonds & Notes	0	404	0	404
Sovereign Issues	0	990	0	990
Greece
Corporate Bonds & Notes	0	396	0	396
Guernsey, Channel Islands
Corporate Bonds & Notes	0	386	0	386
Ireland
Corporate Bonds & Notes	0	1,239	0	1,239
Italy
Asset-Backed Securities	0	46	0	46
Corporate Bonds & Notes	0	3,050	0	3,050
Mortgage-Backed Securities	0	1,438	0	1,438
Sovereign Issues	0	29,161	0	29,161
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,781	0	1,781
Mexico
Corporate Bonds & Notes	0	2,344	0	2,344
Sovereign Issues	0	12,611	0	12,611
Netherlands
Corporate Bonds & Notes	0	4,278	0	4,278
New Zealand
Sovereign Issues	0	7,095	0	7,095
Norway
Corporate Bonds & Notes	0	3,424	0	3,424
Portugal
Corporate Bonds & Notes	0	726	0	726
Qatar
Corporate Bonds & Notes	0	1,636	0	1,636
Sovereign Issues	0	2,426	0	2,426
Slovenia
Sovereign Issues	0	2,592	0	2,592
South Korea
Sovereign Issues	0	3,671	0	3,671
Spain
Corporate Bonds & Notes	0	2,384	0	2,384
Sovereign Issues	0	24,132	0	24,132
Supranational
Corporate Bonds & Notes	0	372	0	372
United Arab Emirates
Sovereign Issues	0	1,684	0	1,684
United Kingdom
Corporate Bonds & Notes	0	3,023	0	3,023
Sovereign Issues	0	11,259	0	11,259
United States
Asset-Backed Securities	0	8,407	0	8,407
Bank Loan Obligations	0	2,581	0	2,581
Corporate Bonds & Notes	0	26,119	1,431	27,550
Mortgage-Backed Securities	0	25,829	1,449	27,278
Municipal Bonds & Notes	0	1,885	0	1,885
Preferred Securities	88	0	0	88
U.S. Government Agencies	0	22,781	0	22,781
U.S. Treasury Obligations	0	46,978	0	46,978
Virgin Islands (British)
Corporate Bonds & Notes	0	113	0	113
Short-Term Instruments
Certificates of Deposit	0	1,716	0	1,716
Repurchase Agreements	0	1,317	0	1,317
Mexico Treasury Bills	0	17,075	0	17,075
U.S. Treasury Bills	0	1,636	0	1,636

Total Investments	$88	$336,043	$6,107	$342,238

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(44,961)	$0	$(44,961)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	120	114	0	234
Over the counter	0	11,344	0	11,344
	$120	$11,458	$0	$11,578

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(141)	(141)	0	(282)
Over the counter	0	(12,581)	0	(12,581)

	$(141)	$(12,722)	$0	$(12,863)

Totals	$67	$289,818	$6,107	$295,992

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 12/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (1)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$0	$3,255	$(52)	$(1)	$0	$25	$0	$0	$3,227	$24
Guernsey, Channel Islands
Corporate Bonds & Notes	381	0	(13)	0	0	18	0	(386)	0	0
United States
Corporate Bonds & Notes	1,650	0	(153)	(5)	(2)	(59)	0	0	1,431	(39)
Mortgage-Backed Securities	3,684	0	(596)	2	30	13	113	(1,797)	1,449	12
Preferred Securities	410	0	(580)	0	(42)	212	0	0	0	0

Totals	$6,125	$3,255	$(1,394)	$(4)	$(14)	$209	$113	$(2,183)	$6,107	$(3)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bermuda
Bank Loan Obligations	$3,227	Benchmark Pricing	Base Price	101.50
United States
Corporate Bonds & Notes	1,431	Third Party Vendor	Broker Quote	110.00 - 110.75
Mortgage-Backed Securities	1,336	Benchmark Pricing	Base Price	92.88
	113	Third Party Vendor	Broker Quote	77.00

Total	$6,107

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

September 30, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (c) 0.3%		$1,152

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.9%
0.038% due 10/16/2014 - 02/26/2015 (a)(e)	$7,538	7,537

Total Short-Term Instruments (Cost $8,689)		8,689

Total Investments in Securities (Cost $8,689)		8,689

	SHARES
INVESTMENTS IN AFFILIATES 98.6%
MUTUAL FUNDS (b) 89.8%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	786,298	7,926
PIMCO Emerging Markets Bond Fund	1,099,495	11,985
PIMCO EqS Pathfinder Fund®	1,601,003	19,901
PIMCO EqS® Dividend Fund	2,285,064	27,969
PIMCO EqS® Emerging Markets Fund	1,368,792	11,922
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,081,851	12,019
PIMCO Fundamental IndexPLUS® AR Fund	2,735,683	19,861
PIMCO Global Advantage® Strategy Bond Fund	1,449,235	15,985
PIMCO Income Fund	1,585,606	20,042
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,007,644	11,991
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	2,526,966	20,039
PIMCO Investment Grade Corporate Bond Fund	1,879,738	20,000
PIMCO Real Return Fund	1,766,176	19,940
PIMCO Short-Term Fund	6,041,763	59,874
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	1,694,278	19,755
PIMCO Total Return Fund IV	5,628,170	59,715

Total Mutual Funds (Cost $358,540)		358,924

SHORT-TERM INSTRUMENTS 8.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.8%
PIMCO Short-Term Floating NAV Portfolio	2,171,358	21,727
PIMCO Short-Term Floating NAV Portfolio III	1,342,011	13,408

Total Short-Term Instruments (Cost $35,135)		35,135

Total Investments in Affiliates (Cost $393,675)		394,059

Total Investments 100.8% (Cost $402,364)		$402,748
Financial Derivative Instruments (d) 1.0% (Cost or Premiums, net $4,903)		4,020
Other Assets and Liabilities, net (1.8%)		(7,250)

Net Assets 100.0%		$399,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.000%	09/30/2014	10/01/2014	$700	U.S. Treasury Notes 2.125% due 09/30/2021	$(714)	$700	$700
SSB	0.000%	09/30/2014	10/01/2014	452	Fannie Mae 2.260% due 10/17/2022	(462)	452	452

Total Repurchase Agreements						$(1,176)	$1,152	$1,152

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,350.000	06/19/2015	530	$608	$535
Put - CBOE S&P 500 Index	1,550.000	06/19/2015	530	1,366	1,213
Put - CBOE S&P 500 Index	1,750.000	06/19/2015	530	2,929	2,638

				$4,903	$4,386

Total Purchased Options				$4,903	$4,386

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2014	1,831	$(1,712)	$0	$(366)

Total Futures Contracts				$(1,712)	$0	$(366)

(e)	Securities with an aggregate market value of $7,537 and cash of $962 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,152	$0	$1,152
U.S. Treasury Bills	0	7,537	0	7,537
	$0	$8,689	$0	$8,689

Investments in Affiliates, at Value
Mutual Funds	358,924	0	0	358,924
Short-Term Instruments
Central Funds Used for Cash Management Purposes	35,135	0	0	35,135
	$394,059	$0	$0	$394,059

Total Investments	$394,059	$8,689	$0	$402,748

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4,386	$0	$4,386

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(366)	$0	$0	$(366)

Totals	$393,693	$13,075	$0	$406,768

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Volatility Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 59.9%
CORPORATE BONDS & NOTES 5.5%
BANKING & FINANCE 3.7%
Ally Financial, Inc.
2.750% due 01/30/2017		$300	$295
5.500% due 02/15/2017		300	313
Bankia S.A.
3.500% due 01/17/2019	EUR	400	543
Barclays Bank PLC
7.625% due 11/21/2022		$200	215
BPCE S.A.
4.625% due 07/11/2024		300	294
CIT Group, Inc.
5.000% due 05/15/2017		200	205
Credit Suisse
6.500% due 08/08/2023		200	218
General Motors Financial Co., Inc.
2.625% due 07/10/2017		200	201
2.750% due 05/15/2016		200	202
3.500% due 07/10/2019		200	202
4.750% due 08/15/2017		100	106
International Lease Finance Corp.
5.750% due 05/15/2016		100	105
8.750% due 03/15/2017		300	335

			3,234

INDUSTRIALS 1.1%
HCA, Inc.
6.500% due 02/15/2016		400	419
MGM Resorts International
10.000% due 11/01/2016		400	453
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	111

			983

UTILITIES 0.7%
AT&T, Inc.
0.653% due 03/30/2017		100	100
Sprint Communications, Inc.
9.125% due 03/01/2017		400	452

			552

Total Corporate Bonds & Notes (Cost $4,850)			4,769

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
3.000% due 11/01/2044		2,000	1,966

Total U.S. Government Agencies (Cost $1,953)			1,966

U.S. TREASURY OBLIGATIONS 25.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (f)		104	101
0.125% due 01/15/2023 (f)		206	200
0.125% due 07/15/2024 (f)		1,104	1,061
0.375% due 07/15/2023 (f)		512	507
0.625% due 02/15/2043 (f)(h)		642	569
2.125% due 02/15/2040 (i)		85	105
2.125% due 02/15/2041 (i)		148	184
U.S. Treasury Notes
0.084% due 04/30/2016 (i)†		100	100
1.625% due 04/30/2019 (h)(i)		1,900	1,894
2.250% due 04/30/2021 (f)(h)(i)(k)		15,900	15,985
2.750% due 02/15/2024		1,600	1,638

Total U.S. Treasury Obligations (Cost $22,361)			22,344

ASSET-BACKED SECURITIES 0.1%
Countrywide Asset-Backed Certificates
0.255% due 08/25/2037		29	29

Lehman XS Trust
0.955% due 10/25/2035		103	98

Total Asset-Backed Securities (Cost $118)			127

SOVEREIGN ISSUES 6.2%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018	BRL	100	28
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		1,424	529
10.000% due 01/01/2025		1,200	428
Slovenia Government International Bond
5.850% due 05/10/2023		$200	223
Spain Government International Bond
3.800% due 04/30/2024	EUR	1,600	2,325
4.400% due 10/31/2023		700	1,064
5.400% due 01/31/2023		500	807

Total Sovereign Issues (Cost $5,417)			5,404

	SHARES
COMMON STOCKS 2.4%
CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)(h)		5,992	30

FINANCIALS 1.5%
Barclays PLC		90,013	332
BNP Paribas S.A.		5,070	336
Intesa Sanpaolo SpA		108,093	329
Societe Generale S.A.		6,270	320

			1,317

HEALTH CARE 0.9%
Covidien PLC		3,676	318
Shire PLC ADR		1,737	450

			768

Total Common Stocks (Cost $2,240)			2,115

EXCHANGE-TRADED FUNDS 8.0%
iShares China Large Cap Index ETF		22,300	853
iShares MSCI EAFE ETF		17,190	1,102
Vanguard FTSE Emerging Markets ETF		122,844	5,124

Total Exchange-Traded Funds (Cost $7,073)			7,079

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.8%
REPURCHASE AGREEMENTS (e) 3.6%			3,155

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.052% due 11/14/2014†		$100	100

GREECE TREASURY BILLS 4.9%
2.382% due 11/07/2014 - 02/06/2015 (b)	EUR	3,400	4,282

MEXICO TREASURY BILLS 0.8%
3.042% due 01/08/2015	MXN	9,000	665

U.S. TREASURY BILLS 0.4%
0.045% due 10/30/2014 (b)(i)†		$326	326

Total Short-Term Instruments (Cost $8,911)		8,528

Total Investments in Securities (Cost $52,923)		52,332

	SHARES
INVESTMENTS IN AFFILIATES 51.7%
MUTUAL FUNDS (d) 45.3%
PIMCO Emerging Markets Corporate Bond Fund	132,370	1,521
PIMCO EqS Pathfinder Fund®	205,067	2,549
PIMCO EqS® Dividend Fund	69,713	853
PIMCO EqS® Emerging Markets Fund	142,659	1,243
PIMCO EqS® Long/Short Fund	64,306	739
PIMCO Income Fund	1,045,405	13,214
PIMCO Investment Grade Corporate Bond Fund	1	0
PIMCO Mortgage Opportunities Fund	218,663	2,427
PIMCO StocksPLUS® Fund	745,971	7,922
PIMCO Total Return Fund	113,197	1,230
PIMCO TRENDS Managed Futures Strategy Fund	388,135	4,460
PIMCO Unconstrained Bond Fund	302,136	3,405

Total Mutual Funds (Cost $38,008)		39,563

EXCHANGE-TRADED FUNDS 1.8%
PIMCO Diversified Income Exchange-Traded Fund	15,200	760
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	15,900	761

Total Exchange-Traded Funds (Cost $1,525)		1,521

SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio	1,389	14
PIMCO Short-Term Floating NAV Portfolio III	401,664	4,013

Total Short-Term Instruments (Cost $4,027)		4,027

Total Investments in Affiliates (Cost $43,560)		45,111

Total Investments 111.6% (Cost $96,483)		$97,443
Financial Derivative Instruments (g)(j) 0.1% (Cost or Premiums, net $287)		40
Other Assets and Liabilities, net (11.7%)		(10,153)

Net Assets 100.0%		$87,330

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.000% †	09/30/2014	10/01/2014	$100	U.S. Treasury Notes 2.125% due 09/30/2021	$(102)	$100	$100
BPG	0.000% †	09/30/2014	10/01/2014	100	U.S. Treasury Bonds 2.750% due 11/15/2042	(102)	100	100
JPS	0.000% †	09/30/2014	10/01/2014	800	Federal Farm Credit Bank 0.184% due 05/15/2017	(105)	800	800
					U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(716)
	0.030%	09/22/2014	10/02/2014	870	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(871)	870	870
SSB	0.000%	09/30/2014	10/01/2014	1,085	Fannie Mae 2.260% due 10/17/2022	(1,111)	1,085	1,085
TDM	0.000% †	09/30/2014	10/01/2014	200	U.S. Treasury Notes 3.125% due 05/15/2021	(209)	200	200

Total Repurchase Agreements						$(3,216)	$3,155	$3,155

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.100%	09/29/2014	10/06/2014	$(6,581)	$(6,581)
JPS	0.070%	09/18/2014	10/02/2014	(970)	(971)
RYL	0.120%	10/01/2014	11/03/2014	(1,357)	(1,357)

Total Reverse Repurchase Agreements					$(8,909)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.250%	09/30/2014	10/01/2014	$(1,064)	$(1,065)
FOB	0.190%	09/19/2014	10/03/2014	(302)	(302)

Total Sale-Buyback Transactions					$(1,367)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $10,899 at a weighted average interest rate of 0.094%.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.000%	11/01/2044	$13,000	$(13,643)	$(13,661)

Short Sales:

Counterparty	Description			Shares	Proceeds	Payable for Short Sales
GSC	AbbVie, Inc.			4,669	(272)	(270)
	Medtronic, Inc.			3,518	(228)	(218)

					$(500)	$(488)

Total Short Sales					$(14,143)	$(14,149)

(f)	Securities with an aggregate market value of $10,219 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	343	$91	$54
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	993	169	30
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	333	72	25

				$332	$109

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,950.000	10/18/2014	4	$4	$7
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	12	58	73
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	35	253	25
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	12	74	23

				$389	$128

Total Purchased Options				$721	$237

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	343	$(52)	$(26)
Put - CBOE iShares MSCI Emerging Markets Index Fund	42.000	10/18/2014	292	(8)	(26)
Call - CBOE iShares MSCI Emerging Markets Index Fund	46.000	11/22/2014	208	(4)	(1)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	993	(86)	(13)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	333	(33)	(11)

				$(183)	$(77)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	10/18/2014	11	$(23)	$(4)
Put - CBOE S&P 500 Index	1,890.000	10/18/2014	11	(20)	(7)
Put - CBOE S&P 500 Index	1,925.000	10/18/2014	4	(3)	(5)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	12	(56)	(20)
Put - CBOE S&P 500 Index	1,850.000	12/20/2014	10	(33)	(23)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	35	(125)	(9)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	12	(35)	(9)
Put - OSE NIKKEI 225 Index	15,000.000	12/12/2014	12	(26)	(15)

				$(321)	$(92)

Total Written Options				$(504)	$(169)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2016	114	$(12)	$0	$(6)
90-Day Eurodollar June Futures	Short	06/2017	114	(12)	5	0
90-Day Eurodollar March Futures	Long	03/2016	120	(18)	0	(6)
90-Day Eurodollar March Futures	Short	03/2017	109	11	7	0
Brent Crude March Futures †	Short	02/2015	1	10	2	0
CNX Nifty Index October Futures	Long	10/2014	39	(12)	0	(2)
DAX Index December Futures	Long	12/2014	6	(40)	11	(11)
E-mini S&P 500 Index December Futures	Long	12/2014	131	(132)	0	(26)
Euro STOXX 50 December Futures	Short	12/2014	42	(10)	16	(24)
Euro-Bobl December Futures	Long	12/2014	1	1	0	0
Euro-Bund 10-Year Bond December Futures	Short	12/2014	17	(11)	0	(6)
FTSE 100 Index December Futures	Long	12/2014	20	(58)	0	(7)
FTSE China A50 Index October Futures	Long	10/2014	95	8	0	(1)
Gold 100 oz. December Futures †	Long	12/2014	11	(61)	0	(8)
Nikkei 225 Index December Futures	Long	12/2014	4	0	1	(3)
Put Options Strike @ USD 99.000 on Brent Crude November Futures †	Short	10/2014	9	(35)	0	(19)
TOPIX Index December Futures	Long	12/2014	37	96	7	(40)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	57	10	0	(8)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	7	(3)	0	(3)
United Kingdom Long Gilt December Futures	Short	12/2014	23	(22)	0	(12)
WTI Crude June Futures †	Long	05/2015	5	(35)	0	(12)
WTI Crude March Futures †	Long	02/2015	1	(8)	0	(3)
WTI Crude November Futures †	Short	10/2014	5	2	17	0

Total Futures Contracts				$(331)	$66	$(197)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	4,800	$104	$5	$0	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	1,000	$62	$16	$1	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		5,000	269	204	11	0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		3,900	(284)	(174)	0	(10)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020		$4,200	104	61	0	(2)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		3,900	(22)	(6)	3	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		2,500	(174)	(266)	15	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		700	(13)	(89)	4	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		500	(61)	(36)	3	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	500	6	5	1	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		1,600	35	29	2	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	1,800	(23)	(59)	0	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	720,000	(257)	(122)	5	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		600,000	(203)	(71)	4	0

						$(561)	$(508)	$49	$(12)

Total Swap Agreements						$(457)	$(503)	$49	$(13)

(h)	Securities with an aggregate market value of $1,762 and cash of $500 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $1,798 and cash of $317 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability

BOA	10/2014	AUD	1,643		$1,459	$20	$0
	10/2014	JPY	96,600		930	49	0
	10/2014		$1,752	INR	106,454	0	(35)
	10/2014	ZAR	1,980		$182	7	0
	11/2014	EUR	5,471		7,323	410	0
	11/2014		$1,455	AUD	1,643	0	(20)
	11/2014		166	EUR	124	0	(10)
	12/2014	MXN	1,326		$100	2	0
	12/2014		$3,443	GBP	2,132	11	0
	01/2015	BRL	1,056		$449	28	0
BPS	10/2014		1,043		450	24	0
	10/2014	MXN	10,969		834	18	0
	10/2014	MYR	781		240	2	0
	10/2014		$441	BRL	1,043	0	(15)
	10/2014		89	JPY	9,700	0	(1)
	10/2014		160	MYR	520	0	(2)
	11/2014		180	JPY	19,600	0	(1)
	12/2014	MXN	10,643		$805	17	0
	01/2015		8,866		674	18	0
	02/2015		$158	MXN	2,083	0	(4)
BRC	10/2014	IDR	1,031,538		$87	3	0
	10/2014	PLN	392		127	9	0
	10/2014	RUB	13,376		367	30	0
	10/2014	TRY	433		197	8	0
	10/2014		$20	MYR	64	0	(1)
	11/2014		26	EUR	20	0	(1)
	11/2014		486	SEK	3,363	0	(20)
	12/2014	PEN	217		$75	1	0
CBK	10/2014	INR	165,300		2,690	22	0
	10/2014	SGD	202		160	2	0
	10/2014		$143	COP	272,844	0	(8)
	10/2014		29	HKD	222	0	0
	10/2014		160	TWD	4,800	0	(3)
	11/2014	EUR	785		$1,050	58	0
	11/2014	NOK	281		45	1	0
	11/2014		$294	DKK	1,671	0	(11)
	11/2014		197	EUR	152	0	(5)
	12/2014		3	MXN	39	0	0
	01/2015		2,647	INR	165,300	0	(27)
DUB	10/2014	BRL	1,795		$798	65	0
	10/2014	COP	439,364		224	8	0
	10/2014	KRW	307,196		302	12	0
	10/2014	PHP	5,229		120	3	0
	10/2014	TWD	36,113		1,205	18	0
	10/2014		$732	BRL	1,795	1	0
	10/2014		82	COP	166,520	0	0
	10/2014		107	JPY	11,400	0	(3)
	10/2014		210	TWD	6,294	0	(3)
	12/2014	COP	166,520		$82	0	0
FBF	10/2014	MYR	786		240	1	0
	10/2014		$1,517	MYR	4,827	0	(47)
	01/2015	BRL	2,076		$871	44	0
GLM	10/2014		520		230	18	0
	10/2014	INR	14,269		230	0	0
	10/2014	TWD	4,219		141	2	0
	10/2014		$212	BRL	520	0	0
	10/2014		2,137	CAD	2,366	0	(25)
	10/2014		2,164	JPY	225,258	0	(110)
	10/2014		168	MXN	2,213	0	(4)
HUS	10/2014	BRL	374		$156	3	0
	10/2014	CZK	401		20	1	0
	10/2014		$153	BRL	374	0	0
	11/2014		401	CHF	365	0	(18)
JPM	10/2014	BRL	711		$298	7	0
	10/2014	EUR	147	PLN	617	1	0
	10/2014	HKD	13,926		$1,797	3	0
	10/2014	HUF	2,861		12	1	0
	10/2014	INR	44,009		720	11	0
	10/2014	JPY	149,758		1,376	10	0
	10/2014	MXN	1,930		147	3	0
	10/2014	SGD	276		220	3	0
	10/2014	TWD	4,498		150	2	0
	10/2014		$290	BRL	711	0	0
	10/2014		1,642	INR	100,446	0	(23)
	10/2014		295	KRW	307,196	0	(5)
	10/2014		147	MXN	1,930	0	(3)
	10/2014		30	MYR	96	0	(1)
	10/2014		380	SGD	477	0	(6)
	10/2014		301	TWD	9,027	0	(4)
	10/2014		451	ZAR	4,752	0	(31)
	10/2014	ZAR	9,575		$872	26	0
	11/2014	CHF	560		608	21	0
	11/2014		$447	CHF	418	0	(9)
	11/2014		1,376	JPY	149,758	0	(10)
	11/2014		122	SGD	152	0	(3)
	01/2015	BRL	3,537		$1,494	85	0
	02/2015	KRW	307,196		294	5	0
MSB	10/2014	BRL	500		204	0	0
	10/2014	HKD	759		98	0	0
	10/2014		$219	BRL	500	0	(14)
	10/2014		107	INR	6,486	0	(2)
	12/2014	MXN	7,417		$560	11	0
RBC	02/2015		$1,324	MXN	17,498	0	(32)
SOG	10/2014		1,524	AUD	1,643	0	(85)
	10/2014		332	INR	20,095	0	(8)
UAG	10/2014	BRL	5,079		$2,109	38	(2)
	10/2014	CNY	595		96	0	(1)
	10/2014	IDR	464,603		39	1	0
	10/2014	INR	19,629		320	4	0
	10/2014	MYR	6,883		2,121	26	0
	10/2014	PLN	618	EUR	147	0	(1)
	10/2014	THB	4,717		$146	1	0
	10/2014	TWD	4,496		150	2	0
	10/2014		$2,223	BRL	5,079	0	(148)
	10/2014		160	INR	9,784	0	(2)
	10/2014		240	MYR	780	0	(3)
	11/2014	CLP	81,347		$140	4	0
	11/2014		$880	BRL	2,087	0	(35)
	11/2014		1,552	CHF	1,402	0	(83)
	12/2014	MXN	1,311		$100	3	0
	01/2015	BRL	123		53	4	0
	02/2015		$1,205	MYR	3,945	0	(14)

Total Forward Foreign Currency Contracts						$1,188	$(899)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC AUD versus USD	$0.872	12/23/2014	AUD	4,473	$21	$76

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		$2,800	$49	$28
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		1,000	43	6
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014	EUR	2,000	28	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		$1,900	75	42
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,600	76	35
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		500	21	11
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		5,000	81	110

								$373	$232

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,650.000	12/20/2019	EUR	0	$130	$116

Total Purchased Options						$524	$424

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		$500	$(1)	$(1)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		100	0	0
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		200	0	0
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		100	0	0
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		100	0	0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	600	(2)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		800	(2)	(1)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		$400	(1)	(1)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		200	0	0
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		200	0	0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	100	0	0

							$(6)	$(4)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC AUD versus USD		$0.965	12/23/2014	AUD	4,473	$(21)	$0
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$360	(9)	(17)
JPM	Call - OTC USD versus INR	INR	65.000	03/10/2015		1,300	(15)	(19)

							$(45)	$(36)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$100	$(1)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		$3,700	$(46)	$(7)
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014	EUR	4,000	(28)	0
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 11/20/2019)	3-Month USD-LIBOR	Receive	3.200%	11/18/2014		$3,300	(9)	(4)

								$(83)	$(11)

Options on Exchange-Traded Funds

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC iShares Russell 2000 Index	$ 1,060.000	12/19/2014	$0	$(11)	$(12)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC Ibovespa Brasil Sao Paulo Exchange Index	53,454.200	10/15/2014	BRL	3	$(15)	$(17)
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	0	(128)	(132)
JPM	Put - OTC EURO STOXX 50 Index	3,100.000	11/21/2014		0	(27)	(20)
	Put - OTC EURO STOXX 50 Index	3,150.000	11/21/2014		1	(29)	(36)
	Put - OTC Ibovespa Brasil Sao Paulo Exchange Index	57,500.000	10/15/2014	BRL	0	(20)	(100)
						$(219)	$(305)

Total Written Options						$(365)	$(368)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	WTI Crude June Futures †	$94.870	05/18/2015	9,000	$0	$(61)	$0	$(61)
	Pay	WTI Crude June Futures †	92.000	05/18/2015	4,000	0	16	16	0
GST	Receive	Corn December Futures †	447.250	10/24/2014	135,000	0	(171)	0	(171)
	Pay	Soybean November Futures †	1,224.250	10/24/2014	50,000	0	155	155	0

						$0	$(61)	$171	$(232)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Ricoh Co. Ltd.	(1.000%)	09/20/2019	0.319%	JPY	10,000	$(4)	$1	$0	$(3)
JPM	Ricoh Co. Ltd.	(1.000%)	09/20/2019	0.319%		10,000	(4)	1	0	(3)

							$(8)	$2	$0	$(6)

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.695%	$800	$(3)	$13	$10	$0
	Russia Government International Bond	1.000%	03/20/2019	2.398%	100	(8)	3	0	(5)
BRC	Italy Government International Bond	1.000%	12/20/2016	0.546%	200	(1)	3	2	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	100	(2)	4	2	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%	300	(7)	(2)	0	(9)
	South Africa Government International Bond	1.000%	12/20/2019	1.934%	800	(30)	(6)	0	(36)
DUB	Indonesia Government International Bond	1.000%	12/20/2019	1.642%	500	(11)	(4)	0	(15)
	Italy Government International Bond	1.000%	12/20/2016	0.546%	200	(1)	3	2	0
	Spain Government International Bond	1.000%	12/20/2016	0.452%	200	0	3	3	0
	Venezuela Government International Bond	5.000%	03/20/2015	20.732%	5	0	0	0	0
FBF	Mexico Government International Bond	1.000%	12/20/2018	0.695%	300	(1)	5	4	0
GST	Brazil Government International Bond	1.000%	12/20/2015	0.660%	200	(1)	1	0	0
HUS	Brazil Government International Bond	1.000%	12/20/2019	1.750%	800	(22)	(7)	0	(29)
JPM	Brazil Government International Bond	1.000%	12/20/2016	0.946%	1,000	(11)	13	2	0
MYC	Spain Government International Bond	1.000%	12/20/2016	0.452%	200	0	3	4	(1)

						$(98)	$32	$29	$(95)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	28-Day MXN-TIIE	5.840%	09/14/2021	MXN	35,000	$(15)	$2	$0	$(13)
UAG	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	8,900	32	(92)	0	(60)

							$17	$(90)	$0	$(73)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Asset	Liability
BOA	Receive	KOSPI 200 Index	8,000,000	0.000%	12/11/2014	KRW	2,117,690	$(60)	$0	$(60)
	Receive	TWSE Index	1,400	0.000%	10/15/2014	TWD	12,906	(11)	0	(11)
DUB	Receive	BCOMGC Index †	532	0.120%	02/17/2015		$82	(2)	0	(2)
GLM	Receive	BCOMGC Index †	1,127	7.000%	02/17/2015		172	(1)	0	(1)
JPM	Receive	SX7E Index	4,642	1-Month EUR-EURIBOR plus a specified spread	09/25/2015	EUR	698	(7)	0	(7)

								$(81)	$0	$(81)

(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	S&P 500 Index †	1.850%	10/10/2014	$368	$0	$1	$1	$0
GST	Pay	S&P 500 Index	1.428%	10/02/2014	1,255	0	4	4	0
	Pay	S&P 500 Index †	1.369%	10/06/2014	427	0	0	0	0
	Pay	S&P 500 Index †	1.428%	10/08/2014	418	0	0	0	0
	Pay	S&P 500 Index †	1.974%	10/15/2014	712	0	1	1	0
	Pay	S&P 500 Index †	1.288%	10/20/2014	881	0	(7)	0	(7)
	Pay	S&P 500 Index	7.156%	12/18/2015	224	0	11	11	0
SOG	Pay	S&P 500 Index †	1.311%	10/03/2014	437	0	0	0	0
	Pay	S&P 500 Index	3.010%	12/19/2014	290	0	1	1	0
UAG	Pay	S&P 500 Index †	1.742%	10/22/2014	758	0	(3)	0	(3)
	Pay	S&P 500 Index †	2.496%	10/29/2014	316	0	1	1	0

						$0	$9	$19	$(10)

Total Swap Agreements						$(89)	$(189)	$219	$(497)

(k)	Securities with an aggregate market value of $284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,234	$0	$3,234
Industrials	0	983	0	983
Utilities	0	552	0	552
U.S. Government Agencies	0	1,966	0	1,966
U.S. Treasury Obligations	0	22,344	0	22,344
Asset-Backed Securities	0	127	0	127
Sovereign Issues	0	5,404	0	5,404
Common Stocks
Consumer Discretionary	30	0	0	30
Financials	656	661	0	1,317
Health Care	768	0	0	768
Exchange-Traded Funds	7,079	0	0	7,079
Short-Term Instruments
Repurchase Agreements	0	3,155	0	3,155
Short-Term Notes	0	100	0	100
Greece Treasury Bills	0	4,282	0	4,282
Mexico Treasury Bills	0	665	0	665
U.S. Treasury Bills	0	326	0	326
	$8,533	$43,799	$0	$52,332

Investments in Affiliates, at Value
Mutual Funds	39,563	0	0	39,563
Exchange-Traded Funds	1,521	0	0	1,521
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,027	0	0	4,027

	$45,111	$0	$0	$45,111

Total Investments	$53,644	$43,799	$0	$97,443

Short Sales, at Value - Liabilities
Common Stocks	(488)	0	0	(488)
U.S. Government Agencies	0	(13,661)	0	(13,661)
	$(488)	$(13,661)	$0	$(14,149)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	66	286	0	352
Over the counter	0	1,831	0	1,831
	$66	$2,117	$0	$2,183

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(197)	(182)	0	(379)
Over the counter	0	(1,764)	0	(1,764)

	$(197)	$(1,946)	$0	$(2,143)

Totals	$53,025	$30,309	$0	$83,334

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio IV, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 63.7%
CORPORATE BONDS & NOTES 4.0%
BANKING & FINANCE 3.5%
Ally Financial, Inc.
2.750% due 01/30/2017		$4,400	$4,323
4.625% due 06/26/2015		1,100	1,118
5.500% due 02/15/2017		1,600	1,668
6.750% due 12/01/2014		100	101
8.300% due 02/12/2015		200	204
Bankia S.A.
0.408% due 01/25/2016	EUR	200	251
3.500% due 01/17/2019		2,700	3,668
4.375% due 02/14/2017		300	408
Barclays Bank PLC
7.625% due 11/21/2022		$3,500	3,768
BPCE S.A.
4.625% due 07/11/2024		5,100	5,000
Credit Suisse
6.500% due 08/08/2023		3,400	3,706
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,317
3.500% due 07/10/2019		2,500	2,522
4.750% due 08/15/2017		800	844
International Lease Finance Corp.
5.750% due 05/15/2016		675	707
8.625% due 09/15/2015		1,600	1,694
8.750% due 03/15/2017		6,100	6,817
Navient LLC
6.250% due 01/25/2016		1,600	1,665
Springleaf Finance Corp.
5.400% due 12/01/2015		200	205

			41,986

INDUSTRIALS 0.5%
DISH DBS Corp.
7.125% due 02/01/2016		1,900	2,019
7.750% due 05/31/2015		200	207
MGM Resorts International
6.625% due 07/15/2015		300	309
7.500% due 06/01/2016		900	963
7.625% due 01/15/2017		700	763
10.000% due 11/01/2016		100	113
New York Times Co.
5.000% due 03/15/2015		2,000	2,025

			6,399

Total Corporate Bonds & Notes (Cost $48,891)			48,385

U.S. GOVERNMENT AGENCIES 8.3%
Fannie Mae
3.000% due 10/01/2044 - 11/01/2044		70,000	68,841
4.000% due 10/01/2044		28,000	29,511
Freddie Mac
0.420% due 09/18/2015		328	329

Total U.S. Government Agencies (Cost $98,363)			98,681

U.S. TREASURY OBLIGATIONS 23.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2019 (i)		1,118	1,122
0.125% due 07/15/2022 (f)(i)		1,243	1,215
0.125% due 01/15/2023 (f)(h)(i)		4,851	4,700
0.125% due 07/15/2024 (f)		4,415	4,244
0.625% due 02/15/2043 (i)		52	46
1.875% due 07/15/2019 (i)		893	975
2.125% due 02/15/2040 (h)		4,519	5,603
2.125% due 02/15/2041 (f)(h)(i)		8,051	10,035
2.375% due 01/15/2025 (i)		253	296
U.S. Treasury Notes
0.250% due 10/31/2014 (i)(k)†		1,500	1,500
0.250% due 11/30/2014 (i)†		200	200
0.250% due 01/15/2015 (i)(k)†		2,300	2,302
0.250% due 01/31/2015 (i)†		100	100
0.375% due 11/15/2014 (i)†		100	100

0.500% due 10/15/2014		1,200	1,200
1.625% due 04/30/2019 (h)(i)(k)		30,200	30,096
2.250% due 04/30/2021 (f)(i)(k)		216,600	217,759
2.750% due 02/15/2024 (i)(k)		2,400	2,458

Total U.S. Treasury Obligations (Cost $286,172)			283,951

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Assets Trust
0.345% due 09/25/2046		1,685	1,249
Residential Accredit Loans, Inc. Trust
0.335% due 06/25/2046		375	173
Structured Adjustable Rate Mortgage Loan Trust
5.087% due 01/25/2036 ^		1,487	1,139

Total Mortgage-Backed Securities (Cost $2,315)			2,561

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.305% due 07/25/2036		1,297	1,184

Total Asset-Backed Securities (Cost $1,024)			1,184

SOVEREIGN ISSUES 7.5%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	19,517	7,245
10.000% due 01/01/2025		10,700	3,814
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	15,019	2,642
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	7,768	627
Slovenia Government International Bond
5.250% due 02/18/2024		$1,800	1,926
5.850% due 05/10/2023		2,400	2,682
Spain Government International Bond
3.800% due 04/30/2024 (f)	EUR	27,700	40,251
4.400% due 10/31/2023		11,400	17,331
5.400% due 01/31/2023		7,900	12,755

Total Sovereign Issues (Cost $89,284)			89,273

	SHARES
COMMON STOCKS 1.7%
CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		12,011	60

FINANCIALS 1.7%
Barclays PLC		1,378,593	5,083
BNP Paribas S.A.		77,706	5,155
Intesa Sanpaolo SpA		1,655,705	5,032
Societe Generale S.A.		96,021	4,902

			20,172

Total Common Stocks (Cost $21,456)			20,232

EXCHANGE-TRADED FUNDS 9.1%
iShares China Large Cap Index ETF		348,000	13,321
iShares MSCI EAFE ETF		328,537	21,066
iShares MSCI Emerging Markets ETF		258,892	10,760
Vanguard FTSE Emerging Markets ETF		1,519,267	63,369

Total Exchange-Traded Funds (Cost $108,211)			108,516

SHORT-TERM INSTRUMENTS 9.1%
REPURCHASE AGREEMENTS (e) 0.9%			10,468

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 2.1%
Fannie Mae
0.051% due 02/09/2015 †		$5,900	5,900
0.086% due 01/12/2015		400	400

0.091% due 01/05/2015 †		500	500
0.107% due 03/16/2015		800	800
Federal Home Loan Bank
0.061% due 12/12/2014		100	100
0.066% due 03/25/2015 †		2,500	2,500
0.078% due 10/17/2014 †		300	300
0.079% due 10/22/2014		100	100
0.081% due 03/18/2015 †		200	200
0.091% due 02/18/2015 - 03/13/2015		800	800
0.101% due 01/26/2015 †		1,800	1,800
0.119% due 05/19/2015		200	200
0.122% due 03/06/2015 †		700	700
Freddie Mac
0.088% due 03/09/2015		100	100
0.091% due 01/08/2015 - 03/19/2015 †		1,200	1,200
0.096% due 02/19/2015 †		1,000	1,000
0.107% due 03/19/2015 †		5,500	5,499
0.132% due 06/09/2015 †		3,200	3,199

			25,298

GREECE TREASURY BILLS 4.3%
2.271% due 11/07/2014 - 02/06/2015 (b)	EUR	41,000	51,629

MEXICO TREASURY BILLS 1.1%
3.042% due 01/08/2015	MXN	170,000	12,556

U.S. TREASURY BILLS 0.7%
0.032% due 10/16/2014 - 03/26/2015 (b)(f)(i)(k)†		$8,936	8,935

Total Short-Term Instruments (Cost $113,366)			108,886

Total Investments in Securities (Cost $769,082)			761,669

	SHARES
INVESTMENTS IN AFFILIATES 60.8%
MUTUAL FUNDS (d) 51.7%
PIMCO Emerging Markets Corporate Bond Fund		2,370,434	27,236
PIMCO EqS Pathfinder Fund®		2,954,498	36,725
PIMCO EqS® Dividend Fund		1,057,411	12,943
PIMCO EqS® Emerging Markets Fund		2,177,449	18,966
PIMCO EqS® Long/Short Fund		1,204,894	13,844
PIMCO Income Fund		16,204,437	204,824
PIMCO Mortgage Opportunities Fund		3,616,159	40,139
PIMCO StocksPLUS® Fund		11,250,125	119,476
PIMCO Total Return Fund		1,891,376	20,559
PIMCO TRENDS Managed Futures Strategy Fund		6,285,585	72,221
PIMCO Unconstrained Bond Fund		4,614,789	52,009

Total Mutual Funds (Cost $590,256)			618,942

EXCHANGE-TRADED FUNDS 2.3%
PIMCO Diversified Income Exchange-Traded Fund		285,800	14,290
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund		284,100	13,594

Total Exchange-Traded Funds (Cost $27,963)			27,884

SHORT-TERM INSTRUMENTS 6.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%
PIMCO Short-Term Floating NAV Portfolio		1,424	14
PIMCO Short-Term Floating NAV Portfolio III		8,112,030	81,048

Total Short-Term Instruments (Cost $81,068)			81,062

Total Investments in Affiliates (Cost $699,287)			727,888

Total Investments 124.5% (Cost $1,468,369)			$1,489,557
Financial Derivative Instruments (g)(j) 0.1% (Cost or Premiums, net $11,552)			1,479
Other Assets and Liabilities, net (24.6%)			(294,552)

Net Assets 100.0%			$1,196,484

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.000%	09/30/2014	10/01/2014	$300	U.S. Treasury Notes 2.125% due 06/30/2021	$(307)	$300	$300
BPG	0.000%	09/30/2014	10/01/2014	2,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(2,031)	2,000	2,000
JPS	0.000%	09/30/2014	10/01/2014	2,000	Federal Farm Credit Bank 0.184% due 05/15/2017	(2,047)	2,000	2,000
SAL	0.000% †	09/30/2014	10/01/2014	1,200	U.S. Treasury Notes 2.500% due 03/31/2015	(1,225)	1,200	1,200
SSB	0.000%	09/30/2014	10/01/2014	1,068	Fannie Mae 2.260% due 10/17/2022	(1,096)	1,068	1,068
TDM	0.000%	09/30/2014	10/01/2014	3,900	U.S. Treasury Notes 3.125% due 05/15/2021	(3,982)	3,900	3,900

Total Repurchase Agreements						$(10,688)	$10,468	$10,468

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RYL	0.120%	10/01/2014	11/03/2014	$(1,211)	$(1,211)

Total Reverse Repurchase Agreements					$(1,211)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.000%	09/10/2014	11/10/2014	EUR	(16,476)	$(20,885)
FOB	0.100%	10/01/2014	10/15/2014		$(2,509)	(2,507)
	0.190%	09/19/2014	10/03/2014		(13,500)	(13,502)
GSC	0.050%	09/18/2014	10/02/2014		(5,857)	(5,857)
	0.150%	09/16/2014	10/07/2014		(155,342)	(155,409)

Total Sale-Buyback Transactions						$(198,160)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $201,241 at a weighted average interest rate of 0.120%.
(3)	Payable for sale-buyback transactions includes $127 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	11/01/2044	$10,000	$(10,503)	$(10,509)
BPG	Fannie Mae	4.000%	11/01/2044	4,000	(4,206)	(4,203)
FOB	Fannie Mae	4.000%	10/01/2044	49,000	(51,602)	(51,645)
	Fannie Mae	4.000%	11/01/2044	128,000	(134,134)	(134,510)
GSC	Fannie Mae	3.000%	10/01/2042	5,000	(4,935)	(4,929)
JPS	Fannie Mae	4.000%	10/01/2044	4,000	(4,225)	(4,216)
MSC	Fannie Mae	4.000%	10/01/2044	7,000	(7,400)	(7,378)
NOM	Fannie Mae	4.000%	10/01/2044	10,000	(10,556)	(10,540)
SAL	Fannie Mae	4.000%	10/01/2044	12,000	(12,664)	(12,648)

Total Short Sales					$(240,225)	$(240,578)

(f)	Securities with an aggregate market value of $198,549 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX WTI Crude March Futures †	$101.000	02/17/2015	524	$718	$335

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	5,824	$1,544	$918
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	18,983	3,228	564
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	5,675	1,220	432

				$5,992	$1,914

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$111.000	11/21/2014	150	$1	$2

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,950.000	10/18/2014	56	$54	$95
Call - CBOE S&P 500 Index	1,950.000	12/20/2014	192	922	1,174
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	642	4,649	449
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	202	1,249	391

				$6,874	$2,109

Total Purchased Options				$13,585	$4,360

Written Options: Options on Commodity Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - NYMEX WTI Crude March Futures	$83.000	02/17/2015	264	$(343)	$(509)
Put - NYMEX WTI Crude March Futures	84.000	02/17/2015	264	(395)	(581)
Call - NYMEX WTI-Brent Crude Spread March Futures †	6.000	02/11/2015	6	(5)	(9)
Put - NYMEX WTI-Brent Crude Spread March Futures †	14.000	02/11/2015	6	(5)	(2)
Call - NYMEX WTI-Brent Crude Spread November Futures †	6.000	10/15/2014	4	(4)	(11)

				$(752)	$(1,112)

Options on Exchange-Traded Funds
Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	5,824	$(879)	$(447)
Put - CBOE iShares MSCI Emerging Markets Index Fund	42.000	10/18/2014	4,196	(113)	(368)
Call - CBOE iShares MSCI Emerging Markets Index Fund	46.000	11/22/2014	2,886	(61)	(12)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	18,983	(1,655)	(254)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	5,675	(556)	(178)

				$(3,264)	$(1,259)

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,850.000	10/18/2014	159	$(324)	$(61)
Put - CBOE S&P 500 Index	1,890.000	10/18/2014	159	(294)	(107)
Put - CBOE S&P 500 Index	1,925.000	10/18/2014	56	(36)	(62)
Put - CBOE S&P 500 Index	1,800.000	12/20/2014	192	(902)	(320)
Put - CBOE S&P 500 Index	1,850.000	12/20/2014	67	(220)	(157)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	642	(2,294)	(168)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	202	(585)	(152)
Put - OSE NIKKEI 225 Index	15,000.000	12/12/2014	167	(360)	(203)

				$(5,015)	$(1,230)

Total Written Options				$(9,031)	$(3,601)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2016	1,583	$(160)	$0	$(79)
90-Day Eurodollar June Futures	Short	06/2017	1,583	(160)	79	0
90-Day Eurodollar March Futures	Long	03/2016	1,621	(246)	0	(81)
90-Day Eurodollar March Futures	Short	03/2017	1,468	152	92	0
Brent Crude March Futures †	Short	02/2015	18	184	43	0
Call Options Strike @ USD 116.00 on Brent Crude December Futures †	Long	11/2014	96	(67)	0	(1)
CNX Nifty Index October Futures	Long	10/2014	585	(177)	0	(25)
DAX Index December Futures	Long	12/2014	79	(520)	146	(152)
E-mini S&P 500 Index December Futures	Long	12/2014	1,792	(1,847)	0	(358)
Euro STOXX 50 December Futures	Short	12/2014	626	(152)	237	(356)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	129	(86)	0	(42)
FTSE 100 Index December Futures	Long	12/2014	278	(804)	0	(92)
FTSE China A50 Index October Futures	Long	10/2014	970	87	0	(15)
Gold 100 oz. December Futures †	Long	12/2014	150	(799)	0	(108)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	180	(57)	0	(14)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	188	(30)	0	(15)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	188	99	0	(14)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	174	80	0	(15)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	188	97	0	(16)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	188	(34)	0	(15)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	180	(45)	0	(14)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	188	52	0	(16)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	188	(60)	0	(15)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	180	17	0	(14)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	188	(22)	0	(15)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	180	(34)	0	(14)
Natural Gas April Futures †	Long	03/2015	430	369	0	(133)
Natural Gas March Futures †	Short	02/2015	430	(683)	172	0
Nikkei 225 Index December Futures	Long	12/2014	2	0	0	(2)
Put Options Strike @ USD 98.00 on Brent Crude December Futures	Short	11/2014	96	(297)	0	(146)
Put Options Strike @ USD 99.00 on Brent Crude November Futures †	Short	10/2014	131	(512)	0	(276)
TOPIX Index December Futures	Long	12/2014	559	1,474	102	(612)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	434	85	0	(65)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	100	(40)	0	(41)
United Kingdom Long Gilt December Futures	Short	12/2014	343	(336)	0	(178)
WTI Crude June Futures †	Long	05/2015	139	(991)	0	(338)
WTI Crude March Futures †	Long	02/2015	18	(127)	0	(48)
WTI Crude November Futures †	Short	10/2014	152	74	518	0

Total Futures Contracts				$(5,516)	$1,389	$(3,325)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	67,000	$1,453	$76	$0	$(7)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	7,500	$462	$115	$9	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		78,100	4,200	3,272	164	0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		57,900	(4,220)	(2,663)	0	(154)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020		$13,500	335	195	0	(8)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		59,500	(336)	(98)	43	0
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		72,700	3,006	2,461	0	(99)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		6,900	(480)	(734)	41	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		19,000	(361)	(1,328)	111	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		8,000	(971)	(573)	50	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		9,400	(503)	243	58	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018	AUD	24,600	545	455	37	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	34,800	(450)	(1,073)	0	(3)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	15,080,000	(5,386)	(2,027)	105	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		6,340,000	(2,147)	(709)	48	0

						$(6,306)	$(2,464)	$666	$(264)

Total Swap Agreements						$(4,853)	$(2,388)	$666	$(271)

(h)	Securities with an aggregate market value of $17,054 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $32,540 and cash of $215 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2014	MYR	30,991		$9,460	$25	$0
BOA	10/2014	AUD	21,950		19,490	271	0
	10/2014	COP	7,693,075		3,922	127	0
	10/2014	GBP	650		1,068	14	0
	10/2014	JPY	1,390,600		13,383	703	0
	10/2014		$663	AUD	750	0	(8)
	10/2014		350	CAD	382	0	(9)
	10/2014		4,584	INR	277,607	0	(104)
	10/2014	ZAR	33,977		$3,122	118	0
	11/2014	EUR	2,443		3,269	182	0
	11/2014		$19,443	AUD	21,950	0	(270)
	11/2014		2,178	EUR	1,628	0	(121)
	12/2014		54,188	GBP	33,553	173	0
	12/2014		5,612	MXN	74,795	0	(72)
	01/2015	BRL	17,316		$7,359	462	0
BPS	10/2014		44,184		19,436	1,385	0
	10/2014	EUR	3,200		4,123	82	(1)
	10/2014	GBP	650		1,065	11	0
	10/2014	JPY	73,306		700	32	0
	10/2014	MXN	170,389		12,953	284	0
	10/2014	MYR	11,038		3,390	32	0
	10/2014		$18,243	BRL	44,184	16	(208)
	10/2014		2,260	MYR	7,352	0	(24)
	10/2014		850	NOK	5,451	0	(2)
	10/2014		1,568	NZD	1,950	2	(50)
	11/2014	EUR	61,183		$81,527	4,224	0
	11/2014		$373	EUR	285	0	(13)
	11/2014		2,645	JPY	288,200	0	(17)
	12/2014	MXN	90,828		$6,802	75	0
	01/2015		167,460		12,732	345	0
BRC	10/2014	EUR	2,400		3,077	46	(1)
	10/2014	IDR	17,388,486		1,469	49	0
	10/2014	JPY	224,858		2,100	50	0
	10/2014	PLN	7,003		2,268	156	0
	10/2014	RUB	185,843		5,102	415	0
	10/2014		$500	BRL	1,190	0	(16)
	10/2014		700	CAD	773	0	(10)
	10/2014		400	MXN	5,309	0	(5)
	10/2014		300	MYR	956	0	(9)
	10/2014		1,318	TRY	2,891	0	(53)
	11/2014		1,427	EUR	1,099	0	(39)
	11/2014		7,809	SEK	54,007	0	(326)
	12/2014	MXN	8,626		$649	10	0
	12/2014	PEN	4,907		1,700	21	0
	12/2014		$1,055	GBP	655	7	0
CBK	10/2014	GBP	1,300		$2,119	11	0
	10/2014	JPY	76,148		700	6	0
	10/2014	SGD	2,862		2,270	27	0
	10/2014		$696	AUD	800	3	0
	10/2014		500	BRL	1,213	0	(8)
	10/2014		350	CAD	384	0	(7)
	10/2014		2,584	COP	4,930,272	0	(152)
	10/2014		552	HKD	4,277	0	(1)
	10/2014		200	INR	12,376	0	(1)
	10/2014		400	MXN	5,369	0	(1)
	10/2014		900	NOK	5,603	0	(28)
	10/2014		2,277	TWD	68,100	0	(38)
	11/2014	DKK	7,272		$1,309	75	0
	11/2014	EUR	1,640		2,164	92	0
	11/2014	NOK	12,801		2,042	52	0
	11/2014		$2,512	DKK	14,448	0	(60)
	11/2014		3,648	EUR	2,812	0	(95)
	12/2014		43	MXN	571	0	(1)
DUB	10/2014	CZK	32,190		$1,578	98	0
	10/2014	INR	12,184		198	1	0
	10/2014	JPY	76,463		700	3	0
	10/2014	KRW	6,242,444		6,141	235	0
	10/2014	TWD	522,660		17,444	261	0
	10/2014		$1,374	AUD	1,500	0	(62)
	10/2014		1,362	COP	2,762,803	1	0
	10/2014		200	INR	12,184	0	(3)
	10/2014		1,660	JPY	177,500	0	(42)
	10/2014		850	NOK	5,451	0	(2)
	10/2014		538	NZD	650	0	(30)
	10/2014		3,110	TWD	93,207	0	(46)
	12/2014	COP	2,762,803		$1,353	0	(2)
	12/2014	MXN	18,479		1,410	41	0
	09/2015		$1,547	CNY	9,400	0	(46)
FBF	10/2014		21,931	MYR	69,798	0	(681)
	01/2015	BRL	33,990		$14,258	720	0
GLM	10/2014		8,434		3,730	285	0
	10/2014	INR	211,556		3,410	0	(4)
	10/2014	JPY	75,088		700	15	0
	10/2014	TWD	62,742		2,097	34	0
	10/2014		$1,372	AUD	1,500	0	(59)
	10/2014		3,991	BRL	9,675	5	(43)
	10/2014		28,744	CAD	31,823	0	(338)
	10/2014		36,800	JPY	3,830,810	0	(1,871)
	10/2014		2,532	MXN	33,340	0	(52)
	10/2014		2,650	NOK	16,760	0	(42)
	10/2014		1,594	NZD	1,950	0	(73)
HUS	10/2014		6,260	INR	380,474	0	(120)
	10/2014		1,151	JPY	123,300	0	(27)
	11/2014		5,628	CHF	5,128	0	(254)
JPM	10/2014	BRL	5,381		$2,260	62	0
	10/2014	EUR	2,081	PLN	8,732	8	0
	10/2014		1,600		$2,066	45	0
	10/2014	GBP	1,300		2,129	22	0
	10/2014	HKD	208,533		26,907	52	0
	10/2014	HUF	52,212		227	15	0
	10/2014	INR	622,235		10,180	161	0
	10/2014	JPY	2,741,010		25,182	189	0
	10/2014	MXN	27,318		2,081	48	0
	10/2014	SGD	3,920		3,122	49	0
	10/2014	TRY	10,058		4,632	229	0
	10/2014	TWD	68,366		2,280	32	0
	10/2014		$1,392	AUD	1,500	0	(79)
	10/2014		3,246	BRL	7,836	3	(51)
	10/2014		1,050	CAD	1,157	0	(17)
	10/2014		22,963	INR	1,405,058	1	(315)
	10/2014		5,997	KRW	6,242,444	0	(91)
	10/2014		2,081	MXN	27,315	0	(48)
	10/2014		680	MYR	2,168	0	(20)
	10/2014		1,572	NZD	1,950	2	(54)
	10/2014		5,392	SGD	6,772	0	(84)
	10/2014		4,687	TWD	140,562	0	(66)
	10/2014		8,640	ZAR	91,040	0	(588)
	10/2014	ZAR	165,194		$15,054	444	0
	11/2014	CHF	7,893		8,564	294	0
	11/2014	EUR	2,499		3,210	53	0
	11/2014		$3,051	CHF	2,861	0	(53)
	11/2014		25,188	JPY	2,741,010	0	(190)
	12/2014	MXN	7,213		$550	16	0
	01/2015	BRL	8,176		3,412	156	0
	02/2015	KRW	6,242,444		5,965	100	0
MSB	10/2014	HKD	15,577		2,010	4	0
	10/2014	JPY	76,147		700	6	0
	10/2014		$664	AUD	750	0	(8)
	10/2014		1,600	BRL	3,727	0	(83)
	10/2014		2,408	INR	145,973	0	(52)
	10/2014		400	MXN	5,298	0	(6)
	10/2014		1,750	NOK	11,157	0	(14)
	12/2014	MXN	123,174		$9,300	177	0
RBC	10/2014	GBP	650		1,054	0	0
	10/2014		$696	AUD	800	3	0
	10/2014		800	MXN	10,667	0	(7)
	12/2014	GBP	1,008		$1,632	0	(1)
	02/2015		$18,398	MXN	246,391	0	(207)
SCX	10/2014	NZD	3,624		$3,026	197	0
SOG	10/2014	GBP	650		1,062	8	0
	10/2014		$20,357	AUD	21,950	0	(1,139)
	10/2014		4,946	INR	299,367	0	(115)
	10/2014		2,864	NZD	3,624	0	(35)
	11/2014	NZD	3,624		$2,855	35	0
	12/2014	MXN	105,886		8,050	207	0
UAG	10/2014	BRL	44,554		18,178	0	(24)
	10/2014	CNY	11,620		1,875	0	(16)
	10/2014	EUR	800		1,052	41	0
	10/2014	IDR	7,788,505		655	19	0
	10/2014	INR	278,483		4,540	52	0
	10/2014	MYR	24,180		7,533	173	0
	10/2014	PHP	85,177		1,953	57	0
	10/2014	PLN	8,746	EUR	2,081	0	(13)
	10/2014	THB	78,363		$2,429	14	0
	10/2014	TWD	68,034		2,270	33	0
	10/2014		$19,432	BRL	44,554	0	(1,230)
	10/2014		18,948	INR	1,152,854	0	(346)
	10/2014		3,390	MYR	11,017	0	(38)
	11/2014	BRL	5,303		$2,236	89	0
	11/2014	CLP	1,719,439		2,952	86	0
	11/2014	IDR	4,193,461		355	15	0
	11/2014		$24,803	CHF	22,409	0	(1,324)
	11/2014		2,006	SGD	2,498	0	(48)

Total Forward Foreign Currency Contracts						$14,479	$(11,909)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC GBP versus USD		$1.661	10/02/2014	GBP	1,300	$5	$0
	Call - OTC USD versus CAD	CAD	1.105	10/01/2014		$700	2	9
BPS	Call - OTC EUR versus USD		$1.303	10/21/2014	EUR	1,600	5	1
	Put - OTC EUR versus USD		1.000	05/22/2015		25,000	787	9
	Call - OTC GBP versus USD		1.661	10/16/2014	GBP	1,300	6	1
	Put - OTC NZD versus USD		0.815	10/06/2014	NZD	1,300	4	46
	Put - OTC NZD versus USD		0.795	10/20/2014		1,300	4	23
	Put - OTC NZD versus USD		0.759	10/28/2014		1,300	5	4
	Call - OTC USD versus NOK	NOK	6.509	10/15/2014		$1,700	7	4
BRC	Put - OTC AUD versus USD		$0.872	12/23/2014	AUD	68,622	324	1,158
	Call - OTC EUR versus USD		1.307	10/07/2014	EUR	1,600	6	0
	Call - OTC EUR versus USD		1.313	10/15/2014		1,600	6	0
	Call - OTC EUR versus USD		1.279	10/28/2014		1,600	5	5
	Call - OTC USD versus BRL	BRL	2.446	10/16/2014		$1,000	6	19
	Call - OTC USD versus CAD	CAD	1.116	10/08/2014		700	2	5
	Put - OTC USD versus JPY	JPY	103.410	10/03/2014		1,400	4	0
	Put - OTC USD versus JPY		105.600	10/10/2014		1,400	5	0
	Put - OTC USD versus JPY		107.530	10/24/2014		1,400	5	3
	Call - OTC USD versus MXN	MXN	13.488	10/16/2014		800	3	5
CBK	Call - OTC USD versus BRL	BRL	2.504	10/23/2014		1,000	7	13
	Call - OTC USD versus INR	INR	62.830	10/28/2014		200	1	1
	Call - OTC USD versus MXN	MXN	13.678	10/23/2014		800	3	4
DUB	Put - OTC EUR versus USD		$1.000	05/22/2015	EUR	22,700	1,124	8
GLM	Put - OTC AUD versus USD		0.886	10/14/2014	AUD	1,500	6	21
	Put - OTC NZD versus USD		0.800	10/14/2014	NZD	1,300	5	27
	Call - OTC USD versus BRL	BRL	2.308	10/02/2014		$1,100	4	65
	Call - OTC USD versus MXN	MXN	13.351	10/02/2014		800	3	6
	Call - OTC USD versus NOK	NOK	6.317	10/01/2014		1,800	6	30
JPM	Put - OTC AUD versus USD		$0.918	10/07/2014	AUD	1,500	2	64
	Call - OTC GBP versus USD		1.652	10/23/2014	GBP	1,300	5	2
	Call - OTC USD versus CAD	CAD	1.113	10/15/2014		$700	2	7
	Call - OTC USD versus CAD		1.128	10/21/2014		700	2	3
MSB	Put - OTC AUD versus USD		$0.869	10/20/2014	AUD	1,500	5	9
	Call - OTC USD versus BRL	BRL	2.363	10/09/2014		$1,100	5	43
	Put - OTC USD versus JPY	JPY	107.180	10/17/2014		1,400	5	2
	Call - OTC USD versus MXN	MXN	13.463	10/09/2014		800	3	5
	Call - OTC USD versus NOK	NOK	6.455	10/08/2014		1,800	6	6
	Call - OTC USD versus NOK		6.490	10/22/2014		1,700	6	7
RBC	Put - OTC AUD versus USD		$0.853	10/27/2014	AUD	1,600	6	5
	Call - OTC GBP versus USD		1.649	10/09/2014	GBP	1,300	7	1
UAG	Call - OTC USD versus INR	INR	61.580	10/07/2014		$200	1	1
	Call - OTC USD versus INR		62.380	10/14/2014		200	1	1
	Call - OTC USD versus INR		62.130	10/21/2014		200	1	1

							$2,407	$1,624

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		$78,100	$1,353	$766
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		23,800	1,032	129
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		6,000	99	133
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		32,800	8	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	9,500	142	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		32,400	451	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		$53,400	2,114	1,190
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		38,700	5	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		98,800	2,084	969
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		42,550	1,811	948
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	06/09/2015		72,300	1,164	1,595

								$10,263	$5,730

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015		$600	$38	$1

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,650.000	12/20/2019	EUR	5	$1,805	$1,612

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC Fannie Mae 4.000% due 11/01/2044	$109.469	11/06/2014		$125,000	$5	$0
JPM	Put - OTC Fannie Mae 3.000% due 11/01/2044	75.000	11/06/2014		52,000	2	0

						$7	$0

Total Purchased Options						$14,520	$8,967

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		$5,300	$(6)	$(7)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		800	(2)	(1)
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		200	0	0
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		1,300	(3)	(1)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		700	(1)	(1)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		1,200	(1)	(1)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		1,700	(3)	(3)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	9,100	(25)	(13)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		11,900	(25)	(11)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		$6,300	(7)	(9)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		6,100	(10)	(7)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		2,600	(5)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	1,700	(3)	(1)

							$(91)	$(57)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC GBP versus USD		$1.622	10/02/2014	GBP	1,300	$(6)	$(5)
	Put - OTC USD versus CAD	CAD	1.081	10/01/2014		$700	(2)	0
BPS	Put - OTC EUR versus USD		$1.273	10/21/2014	EUR	1,600	(6)	(22)
	Put - OTC GBP versus USD		1.609	10/16/2014	GBP	1,300	(8)	(5)
	Call - OTC NZD versus USD		0.839	10/06/2014	NZD	1,300	(3)	0
	Call - OTC NZD versus USD		0.823	10/20/2014		1,300	(4)	0
	Call - OTC NZD versus USD		0.792	10/28/2014		1,300	(4)	(5)
	Put - OTC USD versus NOK	NOK	6.324	10/15/2014		$1,700	(7)	(2)
BRC	Call - OTC AUD versus USD		$0.965	12/23/2014	AUD	68,622	(324)	(7)
	Put - OTC EUR versus USD		1.271	10/07/2014	EUR	1,600	(7)	(16)
	Put - OTC EUR versus USD		1.276	10/15/2014		1,600	(7)	(25)
	Put - OTC EUR versus USD		1.245	10/28/2014		1,600	(6)	(6)
	Put - OTC USD versus BRL	BRL	2.325	10/16/2014		$1,000	(5)	(1)
	Put - OTC USD versus CAD	CAD	1.083	10/08/2014		700	(2)	0
	Call - OTC USD versus JPY	JPY	106.000	10/03/2014		1,400	(4)	(47)
	Call - OTC USD versus JPY		108.950	10/10/2014		1,400	(5)	(14)
	Call - OTC USD versus JPY		110.870	10/24/2014		1,400	(4)	(6)
	Put - OTC USD versus MXN	MXN	13.098	10/16/2014		800	(2)	0
CBK	Put - OTC USD versus BRL	BRL	2.358	10/23/2014		1,000	(6)	(4)
	Put - OTC USD versus INR	INR	61.130	10/28/2014		200	(1)	(1)
	Put - OTC USD versus MXN	MXN	13.216	10/23/2014		800	(2)	(2)
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		5,660	(135)	(261)
GLM	Call - OTC AUD versus USD		$0.917	10/14/2014	AUD	1,500	(5)	0
	Call - OTC NZD versus USD		0.830	10/14/2014	NZD	1,300	(4)	0
	Put - OTC USD versus BRL	BRL	2.213	10/02/2014		$1,100	(4)	0
	Put - OTC USD versus MXN	MXN	13.006	10/02/2014		800	(2)	0
	Put - OTC USD versus NOK	NOK	6.141	10/01/2014		1,800	(5)	0
JPM	Call - OTC AUD versus USD		$0.940	10/07/2014	AUD	1,500	(1)	0
	Put - OTC GBP versus USD		1.614	10/23/2014	GBP	1,300	(5)	(9)
	Put - OTC USD versus CAD	CAD	1.083	10/15/2014		$700	(2)	0
	Put - OTC USD versus CAD		1.097	10/21/2014		700	(2)	(1)
	Call - OTC USD versus INR	INR	65.000	03/10/2015		7,500	(88)	(110)
MSB	Call - OTC AUD versus USD		$0.899	10/20/2014	AUD	1,500	(4)	(2)
	Put - OTC USD versus BRL	BRL	2.258	10/09/2014		$1,100	(4)	0
	Call - OTC USD versus JPY	JPY	110.360	10/17/2014		1,400	(5)	(6)
	Put - OTC USD versus MXN	MXN	13.071	10/09/2014		800	(2)	0
	Put - OTC USD versus NOK	NOK	6.256	10/08/2014		1,800	(5)	0
	Put - OTC USD versus NOK		6.320	10/22/2014		1,700	(5)	(3)
RBC	Call - OTC AUD versus USD		$0.886	10/27/2014	AUD	1,600	(5)	(7)
	Put - OTC GBP versus USD		1.588	10/09/2014	GBP	1,300	(10)	0
UAG	Put - OTC USD versus INR	INR	60.150	10/07/2014		$200	0	0
	Put - OTC USD versus INR		60.600	10/14/2014		200	(1)	0
	Put - OTC USD versus INR		60.500	10/21/2014		200	(1)	0

							$(710)	$(567)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$1,100	$(7)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		$90,900	$(1,138)	$(164)
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	19,000	(143)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		64,800	(451)	0
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 11/20/2019)	3-Month USD-LIBOR	Receive	3.200%	11/18/2014		$47,700	(128)	(59)

								$(1,860)	$(223)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures †	$160.000	11/10/2015	$600	$(38)	$(1)

Options on Exchange-Traded Funds

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC iShares Russell 2000 Index	$1,060.000	12/19/2014	$6	$(160)	$(172)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC Ibovespa Brasil Sao Paulo Exchange Index	53,454.200	10/15/2014	BRL	46	$(222)	$(256)
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	5	(1,779)	(1,833)
GST	Call - OTC SPGCENP Index †	0.306	02/09/2015		$1,300,000	(34)	0
	Call - OTC SPGCICP Index †	0.268	02/09/2015		600,000	(21)	0
JPM	Put - OTC EURO STOXX 50 Index	3,100.000	11/21/2014	EUR	6	(375)	(275)
	Put - OTC EURO STOXX 50 Index	3,150.000	11/21/2014		9	(440)	(544)
	Put - OTC Ibovespa Brasil Sao Paulo Exchange Index	57,500.000	10/15/2014	BRL	1	(285)	(1,407)

						$(3,156)	$(4,315)

Total Written Options						$(6,022)	$(5,338)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	WTI Crude June Futures †	$94.870	05/18/2015	141,000	$0	$(963)	$0	$(963)
DUB	Receive	WTI Crude June Futures †	93.640	05/19/2015	96,000	0	(538)	0	(538)
GST	Receive	Corn December Futures †	447.250	10/24/2014	2,020,000	0	(2,555)	0	(2,555)
	Pay	Soybean November Futures †	1,224.250	10/24/2014	760,000	0	2,363	2,363	0

						$0	$(1,693)	$2,363	$(4,056)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Ricoh Co. Ltd.	(1.000%	)	09/20/2019	0.319%	JPY	120,000	$(45)	$8	$0	$(37)
BRC	New York Times Co.	(1.000%	)	03/20/2015	0.197%		$2,000	115	(124)	0	(9)
JPM	Ricoh Co. Ltd.	(1.000%	)	09/20/2019	0.319%	JPY	150,000	(56)	9	0	(47)

								$14	$(107)	$0	$(93)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.695%	$16,400	$(60)	$269	$209	$0
BPS	Venezuela Government International Bond	5.000%	03/20/2015	20.732%	200	(2)	(11)	0	(13)
BRC	Italy Government International Bond	1.000%	12/20/2016	0.546%	4,000	(21)	62	41	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.317%	7,200	(134)	292	158	0
	China Government International Bond	1.000%	12/20/2016	0.362%	3,200	(152)	198	46	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%	4,200	(101)	(29)	0	(130)
	Russia Government International Bond	1.000%	03/20/2019	2.398%	500	(42)	14	0	(28)
	South Africa Government International Bond	1.000%	12/20/2019	1.934%	10,400	(395)	(73)	0	(468)
DUB	China Government International Bond	1.000%	12/20/2016	0.362%	1,300	(66)	85	19	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%	6,200	(141)	(50)	0	(191)
	Italy Government International Bond	1.000%	12/20/2016	0.546%	4,000	(20)	61	41	0
	Spain Government International Bond	1.000%	12/20/2016	0.452%	4,000	(4)	54	50	0
	Venezuela Government International Bond	5.000%	03/20/2015	20.732%	759	2	(54)	0	(52)
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.161%	600	9	13	22	0
	China Government International Bond	1.000%	12/20/2016	0.362%	800	(38)	50	12	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%	6,200	(21)	100	79	0
GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.161%	200	(7)	14	7	0
	Brazil Government International Bond	1.000%	12/20/2015	0.660%	3,900	(11)	29	18	0
	Brazil Government International Bond	1.000%	09/20/2019	1.690%	3,700	(39)	(79)	0	(118)
	Russia Government International Bond	1.000%	09/20/2019	2.459%	500	(27)	(6)	0	(33)
HUS	Brazil Government International Bond	1.000%	12/20/2019	1.750%	10,400	(282)	(95)	0	(377)
	Russia Government International Bond	1.000%	03/20/2019	2.398%	400	(33)	10	0	(23)
JPM	Brazil Government International Bond	1.000%	09/20/2019	1.690%	1,900	(22)	(39)	0	(61)
	Russia Government International Bond	1.000%	09/20/2019	2.459%	200	(11)	(2)	0	(13)
MYC	Spain Government International Bond	1.000%	12/20/2016	0.452%	5,400	(2)	69	67	0
RYL	China Government International Bond	1.000%	12/20/2016	0.362%	3,400	(158)	207	49	0

						$(1,778)	$1,089	$818	$(1,507)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	28-Day MXN-TIIE	5.840%	09/14/2021	MXN	476,000	$(207)	$23	$0	$(184)
MYC	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	97,600	416	(1,059)	0	(643)
UAG	Pay	1-Year BRL-CDI	11.500%	01/04/2021		26,900	55	(232)	0	(177)

							$264	$(1,268)	$0	$(1,004)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Asset	Liability
BOA	Receive	KOSPI 200 Index	129,000,000	0.000%	12/11/2014	KRW	34,147,745	$(962)	$0	$(962)
	Receive	TWSE Index	23,400	0.000%	10/15/2014	TWD	215,720	(175)	0	(175)
DUB	Receive	BCOMGC Index †	8,253	0.120%	02/17/2015		$1,278	(24)	0	(24)
FBF	Receive	Markit IOS.FN30.350.12 Index plus 3.500%	N/A	1-Month USD-LIBOR	01/12/2043		12,388	(11)	0	(11)
GLM	Receive	BCOMGC Index †	17,467	0.070%	02/17/2015		2,668	(14)	0	(14)
JPM	Receive	SX7E Index	64,431	1-Month EUR-EURIBOR plus a specified spread	09/25/2015	EUR	9,691	(101)	0	(101)

								$(1,287)	$0	$(1,287)

Total Return Swaps on Securities

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	AbbVie, Inc.	65,053	1-Month USD-LIBOR less a specified spread	09/14/2015	$3,785	$27	$27	$0
	Receive	Covidien PLC	51,322	1-Month USD-LIBOR plus a specified spread	09/14/2015	4,610	(171)	0	(171)
	Pay	Medtronic, Inc.	49,122	1-Month USD-LIBOR less a specified spread	09/14/2015	3,185	141	141	0
	Receive	Shire PLC	24,201	1-Month USD-LIBOR plus a specified spread	09/14/2015	6,171	98	98	0

							$95	$266	$(171)

(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	S&P 500 Index	1.850%	10/10/2014	$7,721	$0	$12	$12	$0
GST	Pay	S&P 500 Index	1.428%	10/02/2014	15,063	0	52	52	0
	Pay	S&P 500 Index	1.369%	10/06/2014	2,991	0	2	2	0
	Pay	S&P 500 Index	1.428%	10/08/2014	8,787	0	(8)	0	(8)
	Pay	S&P 500 Index	1.974%	10/15/2014	7,473	0	11	11	0
	Pay	S&P 500 Index	1.288%	10/20/2014	9,251	0	(74)	0	(74)
	Pay	S&P 500 Index	7.156%	12/18/2015	15,424	0	749	749	0
SOG	Pay	S&P 500 Index	1.311%	10/03/2014	8,734	0	9	9	0
UAG	Pay	S&P 500 Index	1.742%	10/22/2014	7,955	0	(30)	0	(30)
	Pay	S&P 500 Index	2.496%	10/29/2014	3,165	0	10	10	0

						$0	$733	$845	$(112)

Total Swap Agreements						$(1,500)	$(2,438)	$4,292	$(8,230)

(k)	Securities with an aggregate market value of $9,373 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$41,986	$0	$41,986
Industrials	0	6,399	0	6,399
U.S. Government Agencies	0	98,681	0	98,681
U.S. Treasury Obligations	0	283,951	0	283,951
Mortgage-Backed Securities	0	2,561	0	2,561
Asset-Backed Securities	0	1,184	0	1,184
Sovereign Issues	0	89,273	0	89,273
Common Stocks
Consumer Discretionary	60	0	0	60
Financials	10,057	10,115	0	20,172
Exchange-Traded Funds	108,516	0	0	108,516
Short-Term Instruments
Repurchase Agreements	0	10,468	0	10,468
Short-Term Notes	0	25,298	0	25,298
Greece Treasury Bills	0	51,629	0	51,629
Mexico Treasury Bills	0	12,556	0	12,556
U.S. Treasury Bills	0	8,935	0	8,935
	$118,633	$643,036	$0	$761,669

Investments in Affiliates, at Value
Mutual Funds	618,942	0	0	618,942
Exchange-Traded Funds	27,884	0	0	27,884
Short-Term Instruments
Central Funds Used for Cash Management Purposes	81,062	0	0	81,062

	$727,888	$0	$0	$727,888

Total Investments	$846,521	$643,036	$0	$1,489,557

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(240,578)	$0	$(240,578)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,724	4,691	0	6,415
Over the counter	0	27,738	0	27,738
	$1,724	$32,429	$0	$34,153

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,437)	(2,760)	0	(7,197)
Over the counter	0	(25,477)	0	(25,477)

	$(4,437)	$(28,237)	$0	$(32,674)

Totals	$843,808	$406,650	$0	$1,250,458

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.5%
BANK LOAN OBLIGATIONS 2.1%
Burger King Corp.
TBD% due 09/04/2015		$5,500	$5,474
CBS Outdoor Americas Capital LLC
TBD% due 07/29/2015		7,250	7,186
Dollar Tree Stores, Inc.
TBD% due 08/06/2015		7,000	6,954
Dynegy Holdings, Inc.
TBD% due 09/15/2015		3,500	3,474
MPH Acquisition Holdings LLC
4.000% due 03/31/2021		723	707
Sun Products Corp.
5.500% due 03/23/2020		489	463

Total Bank Loan Obligations (Cost $24,277)			24,258

CORPORATE BONDS & NOTES 92.9%
BANKING & FINANCE 12.0%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,040
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		1,500	1,457
4.500% due 05/15/2021		3,000	2,914
5.000% due 10/01/2021		1,000	997
Ally Financial, Inc.
3.500% due 07/18/2016		1,000	1,014
4.750% due 09/10/2018		1,000	1,027
5.125% due 09/30/2024		1,000	982
6.250% due 12/01/2017		3,500	3,762
7.500% due 09/15/2020		3,500	4,042
8.000% due 03/15/2020		2,000	2,335
8.000% due 11/01/2031		1,500	1,878
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		500	464
Bank of America Corp.
6.250% due 09/05/2024 (d)		1,250	1,248
Barclays Bank PLC
7.625% due 11/21/2022		1,000	1,076
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	2,000	2,640
8.250% due 12/15/2018 (d)		$750	771
CBRE Services, Inc.
5.000% due 03/15/2023		2,000	1,990
CIT Group, Inc.
4.250% due 08/15/2017 (f)		4,500	4,556
5.000% due 08/15/2022 (f)		10,000	10,062
5.250% due 03/15/2018		2,500	2,581
5.500% due 02/15/2019		2,000	2,094
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,549
Corrections Corp. of America
4.625% due 05/01/2023		2,500	2,431
Credit Agricole S.A.
6.625% due 09/23/2019 (d)		1,500	1,433
7.875% due 01/23/2024 (d)		4,000	4,052
8.375% due 10/13/2019 (d)		2,000	2,311
Credit Suisse
6.500% due 08/08/2023		750	818
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		3,500	3,397
7.500% due 12/11/2023 (d)		1,000	1,052
Crown Castle International Corp.
4.875% due 04/15/2022		1,500	1,462
5.250% due 01/15/2023 (f)		5,000	4,975
Denali Borrower LLC
5.625% due 10/15/2020 (f)		6,000	6,187
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	517
6.375% due 11/15/2019		2,000	2,110
6.750% due 06/01/2016		500	529
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	252
3.250% due 05/15/2018		2,000	2,025
4.250% due 05/15/2023		3,000	3,019

Hockey Merger Sub, Inc.
7.875% due 10/01/2021		3,000	3,086
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		2,000	2,000
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,047
6.250% due 05/15/2019		2,000	2,150
7.125% due 09/01/2018		1,750	1,973
8.750% due 03/15/2017		2,000	2,235
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,250	1,217
iStar Financial, Inc.
5.000% due 07/01/2019		1,250	1,209
Jefferies Finance LLC
6.875% due 04/15/2022		1,500	1,485
7.375% due 04/01/2020		2,000	2,055
LBG Capital PLC
7.625% due 10/14/2020	EUR	250	345
7.869% due 08/25/2020	GBP	600	1,039
8.000% due 06/15/2020 (d)		$200	217
9.125% due 07/15/2020	GBP	500	867
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		$7,500	7,744
Navient LLC
4.875% due 06/17/2019		2,000	2,005
5.000% due 06/15/2018		450	448
6.125% due 03/25/2024		2,000	1,955
8.000% due 03/25/2020		1,000	1,124
8.450% due 06/15/2018		2,000	2,255
Provident Funding Associates LP
6.750% due 06/15/2021		500	498
Realogy Group LLC
4.500% due 04/15/2019		1,000	970
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,907
RHP Hotel Properties LP
5.000% due 04/15/2021		2,000	1,960
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		2,100	2,068
7.648% due 09/30/2031 (d)		250	294
Societe Generale S.A.
6.000% due 01/27/2020 (d)		1,500	1,378
7.875% due 12/18/2023 (d)		2,500	2,501
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		250	254
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	1,065
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	311
Virgin Media Secured Finance PLC
6.000% due 04/15/2021		1,000	1,680

			138,391

INDUSTRIALS 71.7%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022		$1,000	980
Accudyne Industries Borrower
7.750% due 12/15/2020		3,000	3,127
Activision Blizzard, Inc.
5.625% due 09/15/2021		1,000	1,043
6.125% due 09/15/2023		3,000	3,195
ADT Corp.
3.500% due 07/15/2022		3,500	3,036
4.125% due 06/15/2023		2,500	2,231
4.875% due 07/15/2042		750	625
6.250% due 10/15/2021		2,000	2,075
AECOM Technology Corp.
5.750% due 10/15/2022 (a)		625	633
5.875% due 10/15/2024 (a)		500	510
Aguila S.A.
7.875% due 01/31/2018		2,500	2,548
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,600	1,676
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,071
Alcoa, Inc.
5.125% due 10/01/2024		1,250	1,254
Alere, Inc.
8.625% due 10/01/2018		1,500	1,549
Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,034
7.875% due 11/01/2020		750	750
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,750	2,832

Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		1,000	1,025
Alliance Data Systems Corp.
5.375% due 08/01/2022		750	729
6.375% due 04/01/2020		1,250	1,294
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,053
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		1,000	981
Altice S.A.
7.750% due 05/15/2022		5,000	5,175
AMC Networks, Inc.
4.750% due 12/15/2022		4,000	3,970
7.750% due 07/15/2021		600	657
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		2,000	1,965
Amsted Industries, Inc.
5.000% due 03/15/2022		2,000	1,950
5.375% due 09/15/2024		1,000	975
Anixter, Inc.
5.125% due 10/01/2021		500	496
Antero Resources Corp.
5.125% due 12/01/2022		1,500	1,461
Antero Resources Finance Corp.
5.375% due 11/01/2021		1,000	999
6.000% due 12/01/2020		1,000	1,023
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,060
Arch Coal, Inc.
7.000% due 06/15/2019		500	268
7.250% due 06/15/2021		1,000	488
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,000	1,800
Ashland, Inc.
3.875% due 04/15/2018		$750	756
4.750% due 08/15/2022		4,000	3,920
6.875% due 05/15/2043		1,250	1,309
Ashtead Capital, Inc.
6.500% due 07/15/2022		1,000	1,065
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,476
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	258
Avaya, Inc.
7.000% due 04/01/2019		1,250	1,223
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		1,000	1,078
Axiall Corp.
4.875% due 05/15/2023		1,000	964
B&G Foods, Inc.
4.625% due 06/01/2021		2,000	1,910
B/E Aerospace, Inc.
5.250% due 04/01/2022		3,000	3,247
6.875% due 10/01/2020		1,000	1,073
Ball Corp.
4.000% due 11/15/2023		2,500	2,337
Baytex Energy Corp.
5.125% due 06/01/2021		750	735
5.625% due 06/01/2024		750	723
Belden, Inc.
5.250% due 07/15/2024		1,000	963
5.500% due 09/01/2022		2,000	2,035
Berry Plastics Corp.
9.750% due 01/15/2021		2,000	2,225
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016		1,500	1,493
Big Heart Pet Brands
7.625% due 02/15/2019		2,769	2,752
Biomet, Inc.
6.500% due 08/01/2020		5,000	5,312
6.500% due 10/01/2020		5,000	5,262
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,500	1,448
Boise Cascade Co.
6.375% due 11/01/2020		750	784
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		1,000	925
Brakes Capital
7.125% due 12/15/2018	GBP	750	1,176
Bristow Group, Inc.
6.250% due 10/15/2022		$400	417
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,100
6.875% due 08/15/2018		250	259
7.000% due 02/15/2020		900	941
7.500% due 03/15/2020		500	525

Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,394	1,464
Cablevision Systems Corp.
5.875% due 09/15/2022		2,000	1,942
8.000% due 04/15/2020		1,000	1,104
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020		1,000	778
Calcipar S.A.
6.875% due 05/01/2018		500	518
California Resources Corp.
5.500% due 09/15/2021 (a)		1,500	1,524
6.000% due 11/15/2024 (a)		2,750	2,832
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,750	1,824
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		2,750	2,748
Carlson Wagonlit BV
6.875% due 06/15/2019		750	789
Cascades, Inc.
5.500% due 07/15/2022		750	730
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		1,250	1,395
Catamaran Corp.
4.750% due 03/15/2021		1,000	964
CBS Outdoor Americas Capital LLC
5.250% due 02/15/2022		500	501
5.625% due 02/15/2024		500	503
5.875% due 03/15/2025 (a)		1,000	1,008
CCO Holdings LLC
5.125% due 02/15/2023		2,000	1,927
5.250% due 09/30/2022		6,000	5,895
5.750% due 09/01/2023		2,750	2,747
6.625% due 01/31/2022		1,000	1,054
Cedar Fair LP
5.375% due 06/01/2024		1,000	971
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	985
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	2,884
6.375% due 09/15/2020		1,650	1,706
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,370
CGG S.A.
6.500% due 06/01/2021		$1,000	885
CHC Helicopter S.A.
9.250% due 10/15/2020		2,250	2,407
Chemtura Corp.
5.750% due 07/15/2021		1,500	1,493
Chesapeake Energy Corp.
4.875% due 04/15/2022		3,000	3,030
5.750% due 03/15/2023		5,000	5,351
Churchill Downs, Inc.
5.375% due 12/15/2021		500	503
Cimarex Energy Co.
4.375% due 06/01/2024		1,000	1,008
5.875% due 05/01/2022		500	540
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,587
7.625% due 03/15/2020		4,000	4,170
CNH Industrial Capital LLC
3.625% due 04/15/2018		2,000	1,965
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	943
Columbus International, Inc.
7.375% due 03/30/2021		1,250	1,305
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	264
CommScope, Inc.
5.000% due 06/15/2021		1,000	985
5.500% due 06/15/2024		750	741
Community Health Systems, Inc.
5.125% due 08/01/2021		2,000	2,005
6.875% due 02/01/2022		3,000	3,142
7.125% due 07/15/2020		2,000	2,120
8.000% due 11/15/2019		3,500	3,746
Concho Resources, Inc.
5.500% due 04/01/2023		500	523
6.500% due 01/15/2022		1,750	1,868
7.000% due 01/15/2021		750	804
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	989
Constellation Brands, Inc.
4.250% due 05/01/2023		3,000	2,936
6.000% due 05/01/2022		1,000	1,095
7.250% due 05/15/2017		1,000	1,114

Constellium NV
5.750% due 05/15/2024	250	251
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017	80	84
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)	3,000	3,054
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018	3,000	3,180
Cott Beverages, Inc.
5.375% due 07/01/2022	1,000	970
Crimson Merger Sub, Inc.
6.625% due 05/15/2022	7,500	6,844
Crown Americas LLC
4.500% due 01/15/2023	3,000	2,850
CSC Holdings LLC
7.625% due 07/15/2018	1,000	1,121
7.875% due 02/15/2018	1,000	1,119
8.625% due 02/15/2019	1,000	1,150
CST Brands, Inc.
5.000% due 05/01/2023	1,250	1,225
Darling Ingredients, Inc.
5.375% due 01/15/2022	3,000	3,041
DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024	4,000	3,937
5.750% due 08/15/2022	5,000	5,200
Denbury Resources, Inc.
4.625% due 07/15/2023	1,000	930
Digicel Group Ltd.
7.125% due 04/01/2022	2,000	2,001
8.250% due 09/30/2020	1,000	1,035
Digicel Ltd.
6.000% due 04/15/2021	1,000	993
8.250% due 09/01/2017	2,000	2,048
DineEquity, Inc.
9.500% due 10/30/2018	3,000	3,161
DISH DBS Corp.
5.000% due 03/15/2023	5,000	4,809
5.875% due 07/15/2022	5,000	5,112
6.750% due 06/01/2021	1,000	1,078
7.875% due 09/01/2019	1,500	1,699
DJO Finance LLC
7.750% due 04/15/2018	3,500	3,535
9.750% due 10/15/2017	500	510
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	812
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,250	1,197
Eagle Spinco, Inc.
4.625% due 02/15/2021	3,500	3,377
Endo Finance LLC
5.750% due 01/15/2022	3,500	3,465
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023	1,500	1,436
7.000% due 07/15/2019	1,500	1,577
7.000% due 12/15/2020	1,500	1,573
7.250% due 01/15/2022	1,250	1,322
EnPro Industries, Inc.
5.875% due 09/15/2022	1,125	1,146
Envision Healthcare Corp.
5.125% due 07/01/2022	2,000	1,975
Era Group, Inc.
7.750% due 12/15/2022	750	791
First Data Corp.
6.750% due 11/01/2020	2,275	2,417
8.250% due 01/15/2021	4,000	4,260
12.625% due 01/15/2021	3,000	3,600
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,500	2,344
First Quantum Minerals Ltd.
6.750% due 02/15/2020	1,140	1,166
7.000% due 02/15/2021	2,500	2,547
7.250% due 05/15/2022	1,000	1,025
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	500	513
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	2,042
8.250% due 11/01/2019	2,000	2,075
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,000	1,058
5.875% due 01/31/2022	1,250	1,331
FTS International, Inc.
6.250% due 05/01/2022	875	864
GameStop Corp.
5.500% due 10/01/2019	500	496
Gannett Co., Inc.
4.875% due 09/15/2021	500	485

5.500% due 09/15/2024	1,000	988
Gardner Denver, Inc.
6.875% due 08/15/2021	9,000	9,067
Gates Global LLC
6.000% due 07/15/2022	3,500	3,307
General Cable Corp.
5.750% due 10/01/2022	1,250	1,169
Geo Group, Inc.
5.125% due 04/01/2023	1,000	968
Getty Images, Inc.
7.000% due 10/15/2020	2,500	1,856
GLP Capital LP
5.375% due 11/01/2023	1,500	1,537
Graphic Packaging International, Inc.
4.750% due 04/15/2021	2,500	2,506
Griffon Corp.
5.250% due 03/01/2022	3,000	2,869
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	1,250	1,238
Gulfport Energy Corp.
7.750% due 11/01/2020	1,000	1,048
H&E Equipment Services, Inc.
7.000% due 09/01/2022	750	804
HCA Holdings, Inc.
6.250% due 02/15/2021	4,000	4,200
7.750% due 05/15/2021	1,500	1,607
HCA, Inc.
4.750% due 05/01/2023	5,000	4,900
5.000% due 03/15/2024	2,500	2,466
5.875% due 05/01/2023	1,750	1,794
6.500% due 02/15/2020	1,500	1,641
7.190% due 11/15/2015	180	189
7.500% due 02/15/2022	4,000	4,510
8.000% due 10/01/2018	2,000	2,280
HD Supply, Inc.
7.500% due 07/15/2020	5,500	5,734
8.125% due 04/15/2019	3,000	3,255
11.000% due 04/15/2020	2,000	2,275
11.500% due 07/15/2020	1,250	1,445
Hearthside Group Holdings LLC
6.500% due 05/01/2022	2,000	1,955
Hertz Corp.
5.875% due 10/15/2020	500	510
6.250% due 10/15/2022	500	509
6.750% due 04/15/2019	2,000	2,075
7.375% due 01/15/2021	1,500	1,590
Hexion U.S. Finance Corp.
6.625% due 04/15/2020	1,500	1,515
8.875% due 02/01/2018	1,000	1,021
Hiland Partners LP
5.500% due 05/15/2022	1,250	1,219
7.250% due 10/01/2020	500	533
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	3,500	3,612
HJ Heinz Co.
4.250% due 10/15/2020	4,000	3,985
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,500	1,620
Hologic, Inc.
6.250% due 08/01/2020	2,000	2,065
Hospira, Inc.
5.800% due 08/12/2023	1,000	1,113
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	500	539
7.625% due 06/15/2021	1,000	1,105
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	1,000	1,049
Huntsman International LLC
4.875% due 11/15/2020	2,000	1,980
8.625% due 03/15/2021	3,000	3,255
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)	600	610
iHeartCommunications, Inc.
9.000% due 03/01/2021	2,500	2,497
Immucor, Inc.
11.125% due 08/15/2019	1,000	1,085
IMS Health, Inc.
6.000% due 11/01/2020	2,000	2,055
Ineos Finance PLC
7.500% due 05/01/2020	2,000	2,137
INEOS Group Holdings S.A.
6.125% due 08/15/2018	1,500	1,502
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	4,000	3,835
6.625% due 12/15/2022	2,500	2,550
7.250% due 10/15/2020	4,250	4,494

7.500% due 04/01/2021	3,500	3,749
Intelsat Luxembourg S.A.
7.750% due 06/01/2021	1,500	1,536
8.125% due 06/01/2023	2,000	2,095
Interactive Data Corp.
5.875% due 04/15/2019	2,250	2,233
Jaguar Holding Co.
9.500% due 12/01/2019	1,000	1,076
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)	2,000	2,025
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	2,000	2,011
8.125% due 05/15/2021	2,000	2,197
Jarden Corp.
7.500% due 05/01/2017	1,500	1,646
JMC Steel Group, Inc.
8.250% due 03/15/2018	2,000	2,027
Kinder Morgan, Inc.
7.000% due 02/01/2018	500	553
7.250% due 06/01/2018	500	568
7.800% due 08/01/2031	1,150	1,397
8.050% due 10/15/2030	780	936
Kindred Healthcare, Inc.
6.375% due 04/15/2022	2,500	2,450
Kinetic Concepts, Inc.
10.500% due 11/01/2018	3,500	3,815
12.500% due 11/01/2019	1,000	1,118
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021	500	508
L Brands, Inc.
5.625% due 02/15/2022	1,250	1,309
Lamar Media Corp.
5.000% due 05/01/2023	1,000	968
5.875% due 02/01/2022	500	518
Land O’ Lakes, Inc.
6.000% due 11/15/2022	1,000	1,074
Laredo Petroleum, Inc.
9.500% due 02/15/2019	1,500	1,601
Levi Strauss & Co.
7.625% due 05/15/2020	1,000	1,060
LifePoint Hospitals, Inc.
5.500% due 12/01/2021	2,000	2,035
Live Nation Entertainment, Inc.
7.000% due 09/01/2020	1,000	1,068
LKQ Corp.
4.750% due 05/15/2023	1,500	1,459
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	4,000	3,750
5.750% due 08/01/2022	3,000	3,034
Manitowoc Co., Inc.
5.875% due 10/15/2022	1,250	1,294
8.500% due 11/01/2020	3,000	3,240
Masonite International Corp.
8.250% due 04/15/2021	2,500	2,687
McClatchy Co.
9.000% due 12/15/2022	1,500	1,627
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,930
MGM Resorts International
6.625% due 12/15/2021	5,000	5,300
6.750% due 10/01/2020	3,000	3,202
7.625% due 01/15/2017	2,000	2,180
7.750% due 03/15/2022	2,000	2,230
8.625% due 02/01/2019	1,500	1,699
MHGE Parent LLC
8.500% due 08/01/2019	1,500	1,423
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	3,500	3,544
Mueller Water Products, Inc.
8.750% due 09/01/2020	440	475
Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,250	1,309
NBTY, Inc.
9.000% due 10/01/2018	1,500	1,567
NCR Corp.
4.625% due 02/15/2021	1,500	1,478
5.000% due 07/15/2022	2,000	1,965
5.875% due 12/15/2021	500	514
6.375% due 12/15/2023	500	526
NCSG Crane & Heavy Haul Services
9.500% due 08/15/2019	1,000	1,018
NeuStar, Inc.
4.500% due 01/15/2023	400	356
Newfield Exploration Co.
6.875% due 02/01/2020	1,050	1,100

Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021	2,000	2,020
Nielsen Finance LLC
4.500% due 10/01/2020	2,500	2,431
5.000% due 04/15/2022	1,000	990
Novelis, Inc.
8.750% due 12/15/2020	4,500	4,832
Numericable Group S.A.
4.875% due 05/15/2019	1,000	991
6.000% due 05/15/2022	4,000	4,035
6.250% due 05/15/2024	4,000	3,995
NXP BV
5.750% due 03/15/2023	3,000	3,045
Oasis Petroleum, Inc.
6.500% due 11/01/2021	1,000	1,048
6.875% due 03/15/2022	1,000	1,060
6.875% due 01/15/2023	1,000	1,058
Oshkosh Corp.
8.500% due 03/01/2020	175	186
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020	1,000	1,048
Party City Holdings, Inc.
8.875% due 08/01/2020	2,500	2,712
Peabody Energy Corp.
6.000% due 11/15/2018	1,250	1,231
6.250% due 11/15/2021	2,500	2,334
Penn National Gaming, Inc.
5.875% due 11/01/2021	1,500	1,388
Penske Automotive Group, Inc.
5.750% due 10/01/2022	500	510
Perstorp Holding AB
8.750% due 05/15/2017	3,000	3,135
11.000% due 08/15/2017	1,250	1,294
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	2,500	2,637
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)	2,000	2,035
PHH Corp.
6.375% due 08/15/2021	750	739
Pilgrim’s Pride Corp.
7.875% due 12/15/2018	1,000	1,050
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021	1,500	1,575
7.500% due 04/15/2021	3,000	3,135
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	3,000	2,910
Pinnacle Operating Corp.
9.000% due 11/15/2020	500	535
Ply Gem Industries, Inc.
6.500% due 02/01/2022	3,000	2,861
Post Holdings, Inc.
6.750% due 12/01/2021	3,000	2,850
7.375% due 02/15/2022	2,000	1,985
Prestige Brands, Inc.
5.375% due 12/15/2021	2,000	1,890
8.125% due 02/01/2020	500	535
PVH Corp.
4.500% due 12/15/2022	3,500	3,439
Qualitytech LP
5.875% due 08/01/2022	2,000	1,965
Range Resources Corp.
5.000% due 08/15/2022	2,000	2,050
5.000% due 03/15/2023	2,000	2,070
5.750% due 06/01/2021	500	525
6.750% due 08/01/2020	750	789
Regency Energy Partners LP
4.500% due 11/01/2023	1,500	1,459
5.500% due 04/15/2023	1,500	1,530
Rex Energy Corp.
6.250% due 08/01/2022	2,000	1,937
Rexel S.A.
6.125% due 12/15/2019	1,000	1,039
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	5,000	5,112
6.875% due 02/15/2021	1,500	1,590
7.125% due 04/15/2019	1,250	1,298
7.875% due 08/15/2019	1,000	1,065
8.250% due 02/15/2021	3,000	3,187
8.500% due 05/15/2018	1,175	1,218
9.875% due 08/15/2019	4,000	4,325
Rice Energy, Inc.
6.250% due 05/01/2022	250	245
Rockies Express Pipeline LLC
5.625% due 04/15/2020	1,000	1,040
6.000% due 01/15/2019	1,500	1,575

Rockwood Specialties Group, Inc.
4.625% due 10/15/2020	2,500	2,591
Ryland Group, Inc.
5.375% due 10/01/2022	1,000	980
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	750	774
5.625% due 04/15/2023	2,000	2,030
5.750% due 05/15/2024	4,000	4,075
Sable International Finance Ltd.
8.750% due 02/01/2020	1,000	1,095
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021	1,500	1,627
Sally Holdings LLC
5.750% due 06/01/2022	1,500	1,537
Samson Investment Co.
9.750% due 02/15/2020	3,000	2,737
Sanchez Energy Corp.
6.125% due 01/15/2023	2,500	2,485
SandRidge Energy, Inc.
7.500% due 03/15/2021	1,000	980
7.500% due 02/15/2023	1,000	976
8.125% due 10/15/2022	1,000	1,004
SBA Communications Corp.
4.875% due 07/15/2022	2,500	2,406
5.625% due 10/01/2019	500	510
SBA Telecommunications, Inc.
5.750% due 07/15/2020	1,000	1,023
Schaeffler Finance BV
4.250% due 05/15/2021	3,000	2,895
4.750% due 05/15/2021	3,000	3,007
7.750% due 02/15/2017	1,000	1,093
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)	3,500	3,657
Scientific Games International, Inc.
6.250% due 09/01/2020	1,250	1,050
Scotts Miracle-Gro Co.
6.625% due 12/15/2020	500	531
Sealed Air Corp.
5.250% due 04/01/2023	1,500	1,478
8.375% due 09/15/2021	2,000	2,230
Sensata Technologies BV
4.875% due 10/15/2023	2,250	2,182
6.500% due 05/15/2019	1,500	1,571
Serta Simmons Holdings LLC
8.125% due 10/01/2020	1,500	1,590
ServiceMaster Co.
7.000% due 08/15/2020	2,480	2,592
8.000% due 02/15/2020	650	691
Seventy Seven Energy, Inc.
6.500% due 07/15/2022	500	494
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022	2,000	1,925
Simmons Foods, Inc.
7.875% due 10/01/2021 (a)	500	496
Sinclair Television Group, Inc.
5.625% due 08/01/2024	1,500	1,451
6.125% due 10/01/2022	1,000	1,023
Smithfield Foods, Inc.
6.625% due 08/15/2022	4,000	4,240
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	573
Softbank Corp.
4.500% due 04/15/2020	3,000	3,004
Sophia LP
9.750% due 01/15/2019	2,000	2,160
Southern Star Central Corp.
5.125% due 07/15/2022	500	499
Spectrum Brands, Inc.
6.375% due 11/15/2020	500	524
6.625% due 11/15/2022	2,500	2,637
Springs Industries, Inc.
6.250% due 06/01/2021	1,500	1,478
Starz LLC
5.000% due 09/15/2019	1,500	1,523
Steel Dynamics, Inc.
5.125% due 10/01/2021	1,000	1,015
5.500% due 10/01/2024	500	504
6.125% due 08/15/2019	500	531
6.375% due 08/15/2022	500	531
7.625% due 03/15/2020	1,500	1,582
Suburban Propane Partners LP
7.375% due 03/15/2020	275	289
7.375% due 08/01/2021	182	194
Sun Products Corp.
7.750% due 03/15/2021	1,500	1,159

SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,005
7.625% due 11/15/2020		1,500	1,575
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	666
T-Mobile USA, Inc.
6.000% due 03/01/2023		$1,250	1,253
6.250% due 04/01/2021		2,000	2,027
6.375% due 03/01/2025		1,500	1,500
6.625% due 04/01/2023		3,000	3,082
6.731% due 04/28/2022		2,500	2,566
6.836% due 04/28/2023		2,000	2,062
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,654
Tempur Sealy International, Inc.
6.875% due 12/15/2020		1,000	1,070
Tenet Healthcare Corp.
4.375% due 10/01/2021		2,000	1,925
4.500% due 04/01/2021		6,000	5,872
5.000% due 03/01/2019		2,250	2,227
6.000% due 10/01/2020		1,000	1,060
8.000% due 08/01/2020		2,500	2,644
8.125% due 04/01/2022		1,000	1,100
Terex Corp.
6.000% due 05/15/2021		1,100	1,150
Tesoro Logistics LP
5.875% due 10/01/2020		391	407
Time, Inc.
5.750% due 04/15/2022		1,750	1,680
TransDigm, Inc.
5.500% due 10/15/2020		3,000	2,925
6.000% due 07/15/2022		2,000	1,977
6.500% due 07/15/2024		4,000	3,990
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		500	516
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		1,500	1,556
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	1,975
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	985
Tullow Oil PLC
6.250% due 04/15/2022		2,000	1,957
United Rentals North America, Inc.
6.125% due 06/15/2023		500	516
7.375% due 05/15/2020		1,000	1,068
7.625% due 04/15/2022		2,250	2,469
8.250% due 02/01/2021		1,500	1,631
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		2,500	2,537
5.750% due 01/15/2023	EUR	1,500	2,047
7.500% due 03/15/2019		$500	531
7.500% due 03/15/2019	EUR	750	1,005
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	429
Universal Health Services, Inc.
4.750% due 08/01/2022		$1,250	1,250
Univision Communications, Inc.
5.125% due 05/15/2023		2,500	2,544
6.750% due 09/15/2022		1,357	1,459
7.875% due 11/01/2020		1,750	1,883
8.500% due 05/15/2021		2,500	2,656
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,729
6.750% due 03/15/2023		2,000	2,772
6.750% due 03/15/2023	CHF	1,000	1,150
8.375% due 08/15/2020	EUR	1,250	1,709
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,687
USG Corp.
5.875% due 11/01/2021		2,500	2,562
8.375% due 10/15/2018		1,500	1,565
Valeant Pharmaceuticals International
5.625% due 12/01/2021		2,500	2,497
6.375% due 10/15/2020		1,000	1,031
6.750% due 08/15/2021		2,000	2,082
7.000% due 10/01/2020		2,500	2,625
7.250% due 07/15/2022		3,000	3,176
7.500% due 07/15/2021		3,000	3,221
VeriSign, Inc.
4.625% due 05/01/2023		2,000	1,940
Videotron Ltd.
5.375% due 06/15/2024		1,250	1,241
9.125% due 04/15/2018		52	54
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,000	1,035

VWR Funding, Inc.
7.250% due 09/15/2017	1,500	1,567
WhiteWave Foods Co.
5.375% due 10/01/2022	750	759
Whiting Petroleum Corp.
5.750% due 03/15/2021	3,500	3,701
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	2,000	1,932
7.375% due 04/23/2021	3,000	3,022
Windstream Corp.
7.750% due 10/15/2020	1,000	1,058
7.750% due 10/01/2021	500	535
Wise Metals Group LLC
8.750% due 12/15/2018	1,500	1,609
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	525
WPX Energy, Inc.
5.250% due 09/15/2024	1,000	970
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,020
5.625% due 10/01/2024	500	516
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,000	953
5.375% due 03/15/2022	2,500	2,556
7.750% due 08/15/2020	1,500	1,599
Wynn Macau Ltd.
5.250% due 10/15/2021	2,000	1,940
XPO Logistics, Inc.
7.875% due 09/01/2019	1,500	1,556

		827,982

UTILITIES 9.2%
Access Midstream Partners LP
4.875% due 05/15/2023	2,000	2,062
6.125% due 07/15/2022	500	538
AES Corp.
3.234% due 06/01/2019	1,500	1,481
7.375% due 07/01/2021	3,000	3,375
8.000% due 10/15/2017	61	69
8.000% due 06/01/2020	1,500	1,729
9.750% due 04/15/2016	566	628
Athlon Holdings LP
6.000% due 05/01/2022	500	538
7.375% due 04/15/2021	750	819
Atlas Pipeline Partners LP
5.875% due 08/01/2023	500	491
6.625% due 10/01/2020	1,000	1,028
Calpine Corp.
5.375% due 01/15/2023	3,000	2,914
5.750% due 01/15/2025	3,000	2,914
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,030
7.250% due 12/01/2020	500	535
EP Energy LLC
6.875% due 05/01/2019	500	524
9.375% due 05/01/2020	4,500	4,927
Frontier Communications Corp.
6.875% due 01/15/2025	1,250	1,237
7.125% due 03/15/2019	1,125	1,221
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,070
MarkWest Energy Partners LP
4.500% due 07/15/2023	2,500	2,437
5.500% due 02/15/2023	750	771
6.750% due 11/01/2020	450	477
MetroPCS Wireless, Inc.
6.625% due 11/15/2020	2,500	2,578
Midwest Generation LLC
8.560% due 01/02/2016	158	162
NGPL PipeCo LLC
7.119% due 12/15/2017	750	754
9.625% due 06/01/2019	1,000	1,065
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,376
NRG Energy, Inc.
6.250% due 07/15/2022	2,250	2,319
6.250% due 05/01/2024	1,000	1,008
6.625% due 03/15/2023	1,500	1,556
7.625% due 01/15/2018	5,000	5,512
7.875% due 05/15/2021	1,000	1,080
8.250% due 09/01/2020	2,250	2,422
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,707

Parsley Energy LLC
7.500% due 02/15/2022	500	519
Red Oak Power LLC
8.540% due 11/30/2019	727	792
RJS Power Holdings LLC
5.125% due 07/15/2019	2,000	1,990
Sabine Oil & Gas LLC
9.750% due 02/15/2017	2,000	2,030
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	2,880
6.900% due 05/01/2019	4,000	4,225
8.750% due 03/15/2032	3,000	3,289
Sprint Communications, Inc.
6.000% due 11/15/2022	4,500	4,382
7.000% due 03/01/2020	1,500	1,652
8.375% due 08/15/2017	1,000	1,121
9.000% due 11/15/2018	2,500	2,897
Sprint Corp.
7.125% due 06/15/2024	3,500	3,539
7.250% due 09/15/2021	3,500	3,653
7.875% due 09/15/2023	2,000	2,130
Summit Midstream Holdings LLC
5.500% due 08/15/2022	1,250	1,228
Targa Resources Partners LP
4.250% due 11/15/2023	2,000	1,925
5.250% due 05/01/2023	2,000	2,045
6.375% due 08/01/2022	375	401
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	1,000
Telecom Italia SpA
5.303% due 05/30/2024	5,100	5,017
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,334	1,427
VimpelCom Holdings BV
7.504% due 03/01/2022	750	768
Virgin Media Finance PLC
6.000% due 10/15/2024 (a)	1,000	1,006
6.375% due 04/15/2023	2,000	2,075

		106,345

Total Corporate Bonds & Notes (Cost $1,055,708)		1,072,718

MORTGAGE-BACKED SECURITIES 0.2%
Bear Stearns ALT-A Trust
4.406% due 11/25/2036 ^	808	629
Citigroup Mortgage Loan Trust, Inc.
2.622% due 03/25/2034	9	9
Countrywide Alternative Loan Trust
0.384% due 05/20/2046 ^	129	95
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 03/25/2035	78	61
2.523% due 05/20/2036	446	365
GSR Mortgage Loan Trust
2.789% due 04/25/2035	10	10
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037	638	576
WaMu Mortgage Pass-Through Certificates Trust
2.049% due 12/25/2036 ^	482	426
2.226% due 09/25/2036 ^	31	29
Washington Mutual Mortgage Pass-Through Certificates Trust
1.085% due 05/25/2046	39	30

Total Mortgage-Backed Securities (Cost $1,573)		2,230

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.225% due 01/25/2037 ^	97	45

Total Asset-Backed Securities (Cost $64)		45

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (e) 0.1%		984

U.S. TREASURY BILLS 0.2%
0.037% due 11/06/2014 - 01/22/2015 (c)(h)	2,666	2,666

Total Short-Term Instruments (Cost $3,650)		3,650

Total Investments in Securities (Cost $1,085,272)		1,102,901

	SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio	5,963,217	59,668
PIMCO Short-Term Floating NAV Portfolio III	510,654	5,102

Total Short-Term Instruments (Cost $64,769)		64,770

Total Investments in Affiliates (Cost $64,769)		64,770

Total Investments 101.1% (Cost $1,150,041)		$1,167,671
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $(75))		1,666
Other Assets and Liabilities, net (1.2%)		(13,941)

Net Assets 100.0%		$1,155,396

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$984	U.S. Treasury Notes 1.500% due 02/28/2019	$(1,004)	$984	$984

Total Repurchase Agreements						$(1,004)	$984	$984

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.650%	09/29/2014	10/24/2014	$(23,602)	$(23,603)

Total Reverse Repurchase Agreements					$(23,603)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $5,517 at a weighted average interest rate of 0.519%.

(f)	Securities with an aggregate market value of $25,781 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$4,950	$369	$408	$17	$0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	24,750	1,850	386	118	0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	29,700	1,811	(459)	181	0

				$4,030	$335	$316	$0

Total Swap Agreements				$4,030	$335	$316	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $2,666 and cash of $161 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2014	EUR	15,789		$21,156	$1,207	$0
	12/2014	GBP	4,266		6,890	0	(22)
BPS	11/2014		$1,170	EUR	907	0	(24)
BRC	11/2014	EUR	564		$748	36	0
CBK	11/2014		983		1,307	64	0
	11/2014		$669	EUR	520	0	(12)
JPM	11/2014		703		542	0	(18)
UAG	11/2014	CHF	1,487		$1,646	88	0

Total Forward Foreign Currency Contracts						$1,395	$(76)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	Kinder Morgan, Inc.	5.000%	12/20/2014	0.111%	$2,500	$(75)	$106	$31	$0

Total Swap Agreements						$(75)	$106	$31	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$24,258	$0	$24,258
Corporate Bonds & Notes
Banking & Finance	0	138,391	0	138,391
Industrials	0	827,898	84	827,982
Utilities	0	106,183	162	106,345
Mortgage-Backed Securities	0	2,230	0	2,230
Asset-Backed Securities	0	45	0	45
Short-Term Instruments
Repurchase Agreements	0	984	0	984
U.S. Treasury Bills	0	2,666	0	2,666
	$0	$1,102,655	$246	$1,102,901

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$64,770	$0	$0	$64,770

Total Investments	$64,770	$1,102,655	$246	$1,167,671

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	316	0	316
Over the counter	0	1,426	0	1,426
	$0	$1,742	$0	$1,742

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(76)	$0	$(76)

Totals	$64,770	$1,104,321	$246	$1,169,337

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.9%
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$545

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	700	698

Total Corporate Bonds & Notes (Cost $1,200)		1,243

U.S. GOVERNMENT AGENCIES 13.4%
Fannie Mae
0.000% due 06/01/2017	700	678
0.215% due 07/25/2037	33	32
0.605% due 08/25/2021	4	4
0.755% due 08/25/2022	2	2
1.055% due 04/25/2032	7	7
2.226% due 01/01/2033	12	12
4.250% due 05/25/2037	68	70
4.500% due 06/25/2019	124	131
5.000% due 04/25/2032 - 08/25/2033	329	366
5.500% due 12/25/2035	110	124
6.080% due 09/01/2028	64	83
6.500% due 07/25/2031	182	203
6.625% due 11/15/2030	300	427
Fannie Mae Strips
0.000% due 05/15/2030 - 11/15/2030	2,500	1,415
Federal Housing Administration
6.896% due 07/01/2020	126	124
Financing Corp.
0.000% due 09/26/2019	1,500	1,354
10.700% due 10/06/2017	650	830
Freddie Mac
0.554% due 01/15/2033	14	14
0.854% due 02/15/2027	4	4
1.154% due 02/15/2021	7	8
1.318% due 10/25/2044	49	51
4.000% due 06/15/2032	376	388
5.400% due 03/17/2021	1,000	1,069
5.500% due 08/15/2030 - 02/15/2034	684	739
5.625% due 11/23/2035	600	631
6.750% due 03/15/2031	200	289
7.000% due 07/15/2023 - 12/01/2031	17	18
8.250% due 06/01/2016	350	393
Freddie Mac Strips
0.000% due 03/15/2031	1,200	655
Ginnie Mae
2.000% due 08/20/2030	5	5
5.500% due 01/20/2036	797	915
6.000% due 08/20/2033	1,659	1,867
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,404
5.500% due 04/26/2024	400	487
Overseas Private Investment Corp.
4.736% due 03/15/2022	254	280
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	4,000	2,790
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	2,076
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,859
Small Business Administration
5.240% due 08/01/2023	174	189
5.290% due 12/01/2027	244	271
Tennessee Valley Authority
4.625% due 09/15/2060	400	434

Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	443

Total U.S. Government Agencies (Cost $21,759)		24,141

U.S. TREASURY OBLIGATIONS 72.5%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,500	1,373
3.125% due 11/15/2041 (e)	5,800	5,755
3.125% due 02/15/2042 (c)	17,000	16,841
3.125% due 02/15/2043	6,650	6,556
3.125% due 08/15/2044	800	787
3.375% due 05/15/2044 (c)	28,700	29,637
3.625% due 08/15/2043 (c)	13,900	15,029
3.750% due 11/15/2043	6,900	7,629
3.875% due 08/15/2040	1,300	1,472
4.375% due 11/15/2039 (c)	18,600	22,704
4.500% due 08/15/2039	1,200	1,490
4.625% due 02/15/2040	400	507
5.375% due 02/15/2031	600	795
6.000% due 02/15/2026	1,900	2,538
6.500% due 11/15/2026	1,000	1,400
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	949	871
1.375% due 02/15/2044	1,329	1,423
2.000% due 01/15/2026	240	274
3.625% due 04/15/2028	295	401
U.S. Treasury Notes
1.625% due 11/15/2022 (e)	900	851
U.S. Treasury Strips
0.000% due 05/15/2031	200	119
0.000% due 05/15/2032	100	57
0.000% due 11/15/2032	3,300	1,858
0.000% due 02/15/2033	1,700	948
0.000% due 05/15/2033	700	387
0.000% due 08/15/2033	500	274
0.000% due 11/15/2033	3,000	1,629
0.000% due 05/15/2034	1,600	853
0.000% due 02/15/2040	900	398
0.000% due 05/15/2040	1,250	548
0.000% due 08/15/2040	6,650	2,881
0.000% due 11/15/2042	5,400	2,127

Total U.S. Treasury Obligations (Cost $130,538)		130,412

MORTGAGE-BACKED SECURITIES 1.7%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	747	791
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033	97	99
2.595% due 04/25/2033	14	14
2.664% due 10/25/2035	47	47
2.740% due 01/25/2034	16	16
2.790% due 02/25/2034	25	24
Countrywide Alternative Loan Trust
0.365% due 05/25/2035	76	66
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 03/25/2035	141	109
Credit Suisse First Boston Mortgage Securities Corp.
2.248% due 07/25/2033	24	24
2.477% due 11/25/2032	8	8
First Republic Mortgage Loan Trust
0.504% due 11/15/2031	92	87
HarborView Mortgage Loan Trust
0.283% due 03/19/2037	71	60
0.373% due 05/19/2035	61	53
2.714% due 07/19/2035	48	43
Impac CMB Trust
4.609% due 09/25/2034	263	266
JPMorgan Mortgage Trust
2.607% due 07/25/2035	234	241
MASTR Asset Securitization Trust
5.500% due 09/25/2033	51	53
Residential Accredit Loans, Inc. Trust
0.555% due 01/25/2033	3	3
0.555% due 03/25/2033	11	11
6.000% due 06/25/2036	99	81
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	9	9
Sequoia Mortgage Trust
0.504% due 07/20/2033	98	94
Structured Adjustable Rate Mortgage Loan Trust
0.375% due 05/25/2037	157	126
Structured Asset Mortgage Investments Trust
0.813% due 09/19/2032	92	91

0.993% due 10/19/2033	41	39
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	280	300
WaMu Mortgage Pass-Through Certificates Trust
1.115% due 08/25/2046	347	308
1.515% due 08/25/2042	3	3
2.176% due 10/25/2046	89	83
Washington Mutual Mortgage Pass-Through Certificates Trust
2.027% due 02/25/2033	2	2
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	6	6

Total Mortgage-Backed Securities (Cost $3,238)		3,159

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust
1.155% due 11/25/2042	60	58
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	56
Renaissance Home Equity Loan Trust
0.655% due 12/25/2033	28	27
1.035% due 08/25/2033	5	5
SLM Student Loan Trust
1.734% due 04/25/2023	731	759
Specialty Underwriting & Residential Finance Trust
0.835% due 01/25/2034	12	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033	11	10

Total Asset-Backed Securities (Cost $904)		925

SHORT-TERM INSTRUMENTS 20.1%
REPURCHASE AGREEMENTS (b) 20.1%		36,110

Total Short-Term Instruments (Cost $36,110)		36,110

Total Investments in Securities (Cost $193,749)		195,990

	SHARES
INVESTMENTS IN AFFILIATES 33.1%
SHORT-TERM INSTRUMENTS 33.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.1%
PIMCO Short-Term Floating NAV Portfolio	4,460,840	44,635
PIMCO Short-Term Floating NAV Portfolio III	1,501,201	14,999

Total Short-Term Instruments (Cost $59,635)		59,634

Total Investments in Affiliates (Cost $59,635)		59,634

Total Investments 142.0% (Cost $253,384)		$255,624
Financial Derivative Instruments (d)(f) (0.1%) (Cost or Premiums, net $(76))		(131)
Other Assets and Liabilities, net (41.9%)		(75,511)

Net Assets 100.0%		$179,982

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.000%	09/30/2014	10/01/2014	$2,700	U.S. Treasury Notes 2.125% due 06/30/2021	$(2,751)	$2,700	$2,700
BOS	0.000%	09/30/2014	10/01/2014	8,300	U.S. Treasury Notes 2.125% due 09/30/2021	(8,461)	8,300	8,300
DEU	0.000%	09/30/2014	10/01/2014	3,400	U.S. Treasury Bonds 3.750% due 11/15/2043	(3,455)	3,400	3,400
FOB	0.000%	09/30/2014	10/01/2014	2,800	U.S. Treasury Notes 1.750% due 07/31/2015	(2,860)	2,800	2,800
JPS	0.000%	09/30/2014	10/01/2014	8,000	Freddie Mac 4.750% due 11/17/2015	(2,047)	8,000	8,000
					U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(6,133)
MSC	0.000%	09/30/2014	10/01/2014	10,400	U.S. Treasury Bonds 2.875% due 05/15/2043	(10,586)	10,400	10,400
SSB	0.000%	09/30/2014	10/01/2014	510	U.S. Treasury Notes 1.500% due 02/28/2019	(522)	510	510

Total Repurchase Agreements						$(36,815)	$36,110	$36,110

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.180%	09/22/2014	10/06/2014	$(28,350)	$(28,364)
TDM	0.210%	09/23/2014	10/06/2014	(54,252)	(54,279)

Total Sale-Buyback Transactions					$(82,643)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $50,955 at a weighted average interest rate of 0.158%.
(3)	Payable for sale-buyback transactions includes $36 of deferred price drop on sale-buyback transactions.

(c)	Securities with an aggregate market value of $83,116 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	181	$(295)	$0	$(73)

Total Futures Contracts				$(295)	$0	$(73)

(e)	Securities with an aggregate market value of $175 and cash of $255 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$900	$79	$83
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	1,300	110	121
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	900	79	83

							$268	$287

Total Purchased Options							$268	$287

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$1,900	$(79)	$(85)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/05/2015	6,300	(18)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	01/05/2015	6,300	(20)	(26)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	2,900	(116)	(130)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	1,900	(79)	(85)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	12/02/2014	2,000	(4)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/02/2014	2,000	(6)	(7)

							$(322)	$(344)

Total Written Options							$(344)	$(345)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$545	$0	$545
Industrials	0	698	0	698
U.S. Government Agencies	0	24,017	124	24,141
U.S. Treasury Obligations	0	130,412	0	130,412
Mortgage-Backed Securities	0	3,159	0	3,159
Asset-Backed Securities	0	925	0	925
Short-Term Instruments
Repurchase Agreements	0	36,110	0	36,110
	$0	$195,866	$124	$195,990

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,634	$0	$0	$59,634

Total Investments	$59,634	$195,866	$124	$255,624

Financial Derivative Instruments - Assets
Over the counter	$0	$287	$0	$287

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(73)	0	0	(73)
Over the counter	0	(345)	0	(345)

	$(73)	$(345)	$0	$(418)

Totals	$59,561	$195,808	$124	$255,493

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.6%
BANK LOAN OBLIGATIONS 1.0%
Chrysler Group LLC
3.500% due 05/24/2017		$2,992	$2,974
H.J. Heinz Co.
3.500% due 06/05/2020		17,676	17,491
HCA, Inc.
2.904% due 03/31/2017		2,992	2,976

Total Bank Loan Obligations (Cost $23,646)			23,441

CORPORATE BONDS & NOTES 31.1%
BANKING & FINANCE 22.8%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		3,800	3,714
Ally Financial, Inc.
2.434% due 12/01/2014		1,000	999
2.750% due 01/30/2017		2,860	2,810
3.125% due 01/15/2016		300	302
3.500% due 07/18/2016		800	811
4.625% due 06/26/2015		2,300	2,338
6.750% due 12/01/2014		6,200	6,249
8.300% due 02/12/2015		2,700	2,761
Banco do Brasil S.A.
4.500% due 01/22/2015		600	611
Banco Espirito Santo S.A.
3.875% due 01/21/2015	EUR	1,000	1,206
5.875% due 11/09/2015		2,400	3,012
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$1,600	1,644
Banco Popolare SC
3.500% due 03/14/2019	EUR	9,700	12,725
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$300	315
Banco Santander Chile
3.750% due 09/22/2015		2,900	2,975
Bank of America Corp.
0.994% due 09/15/2026		900	811
1.500% due 10/09/2015		1,800	1,814
4.500% due 04/01/2015		2,400	2,447
4.750% due 08/01/2015		6,626	6,852
5.000% due 01/15/2015		1,300	1,317
5.650% due 05/01/2018		2,300	2,561
6.500% due 08/01/2016		6,500	7,097
6.875% due 04/25/2018		1,300	1,501
6.875% due 11/15/2018		2,700	3,158
Bank of America N.A.
0.534% due 06/15/2017		23,900	23,752
0.703% due 11/14/2016		3,900	3,905
Bank of Montreal
1.950% due 01/30/2018		3,100	3,163
Bankia S.A.
0.408% due 01/25/2016	EUR	2,000	2,506
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		$2,500	2,595
Bear Stearns Cos. LLC
5.700% due 11/15/2014		4,700	4,710
CIT Group, Inc.
4.750% due 02/15/2015		8,800	8,904
5.000% due 05/15/2017		2,200	2,260
Citigroup, Inc.
1.025% due 04/01/2016		3,800	3,828
1.194% due 07/25/2016		15,400	15,565
1.350% due 03/10/2017		2,500	2,494
4.450% due 01/10/2017		800	853
Commonwealth Bank of Australia
1.034% due 09/18/2015		1,900	1,915
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,433
2.000% due 09/15/2015		$1,100	1,101
2.375% due 05/25/2016		4,200	4,216
5.500% due 06/26/2017		1,200	1,298
FCE Bank PLC
1.875% due 05/12/2016	EUR	600	774
4.750% due 01/19/2015		400	512

First Horizon National Corp.
5.375% due 12/15/2015		$900	944
Ford Motor Credit Co. LLC
0.684% due 11/08/2016		7,500	7,501
1.013% due 01/17/2017		1,800	1,816
1.700% due 05/09/2016		2,100	2,118
2.750% due 05/15/2015		4,600	4,661
3.000% due 06/12/2017		2,700	2,789
3.875% due 01/15/2015		22,985	23,207
5.625% due 09/15/2015		1,600	1,673
7.000% due 04/15/2015		4,270	4,417
8.000% due 12/15/2016		2,600	2,960
8.700% due 10/01/2014		900	900
12.000% due 05/15/2015		3,715	3,979
General Electric Capital Corp.
0.464% due 01/14/2016		3,900	3,908
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,000	1,009
Goldman Sachs Group, Inc.
3.300% due 05/03/2015		9,000	9,145
3.700% due 08/01/2015		10,500	10,766
5.000% due 10/01/2014		10,700	10,700
5.125% due 01/15/2015		11,000	11,147
HSBC Finance Corp.
0.664% due 06/01/2016		700	701
HSBC USA, Inc.
2.375% due 02/13/2015		800	806
Industrial Bank of Korea
2.375% due 07/17/2017		1,100	1,120
3.750% due 09/29/2016		2,200	2,304
ING Bank NV
0.935% due 07/03/2017		3,200	3,188
International Lease Finance Corp.
2.184% due 06/15/2016		5,500	5,466
5.750% due 05/15/2016		3,535	3,701
8.625% due 09/15/2015		20,500	21,706
Intesa Sanpaolo SpA
2.375% due 01/13/2017		5,900	5,969
3.125% due 01/15/2016		9,645	9,869
JPMorgan Chase & Co.
1.068% due 05/30/2017	GBP	6,300	10,098
1.283% due 03/20/2015		$9,800	9,843
1.358% due 09/22/2015		5,800	5,849
3.150% due 07/05/2016		1,800	1,863
3.400% due 06/24/2015		3,500	3,574
3.700% due 01/20/2015		14,700	14,846
JPMorgan Chase Bank N.A.
0.767% due 05/31/2017	EUR	2,400	3,030
6.000% due 10/01/2017		$1,000	1,119
Korea Development Bank
3.250% due 03/09/2016		5,300	5,464
Metropolitan Life Global Funding
0.614% due 04/10/2017		7,300	7,352
1.300% due 04/10/2017		3,600	3,597
Morgan Stanley
0.714% due 10/15/2015		2,600	2,609
4.100% due 01/26/2015		16,700	16,889
MUFG Union Bank N.A.
0.638% due 05/05/2017		6,600	6,619
0.985% due 09/26/2016		3,700	3,734
National Bank of Canada
1.500% due 06/26/2015		1,600	1,613
Navient LLC
3.875% due 09/10/2015		3,848	3,894
5.000% due 04/15/2015		1,200	1,221
6.000% due 01/25/2017		1,000	1,049
6.250% due 01/25/2016		13,765	14,322
New York Life Global Funding
0.262% due 10/05/2015		10,800	10,806
0.335% due 09/06/2016		1,100	1,100
Nordea Bank AB
0.592% due 04/04/2017		4,900	4,912
Pacific Life Global Funding CPI Linked Bond
3.820% due 06/02/2018		3,500	3,419
Pricoa Global Funding
1.350% due 08/18/2017		23,600	23,500
Prudential Covered Trust
2.997% due 09/30/2015		2,475	2,527
Qatari Diar Finance Co.
3.500% due 07/21/2015		4,300	4,397
Rabobank Group
0.515% due 11/23/2016		11,300	11,305
RCI Banque S.A.
5.625% due 10/05/2015	EUR	700	930
Royal Bank of Scotland PLC
4.875% due 03/16/2015		$6,900	7,041

Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		2,500	2,522
Shinhan Bank
0.883% due 04/08/2017		3,600	3,612
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,369
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		1,500	1,517
Wachovia Corp.
0.604% due 10/15/2016		5,000	5,003
Wells Fargo & Co.
0.435% due 10/28/2015		4,500	4,506

			535,335

INDUSTRIALS 5.2%
AbbVie, Inc.
0.997% due 11/06/2015		3,715	3,742
Amgen, Inc.
1.875% due 11/15/2014		2,100	2,104
2.500% due 11/15/2016		2,400	2,469
Apple, Inc.
0.489% due 05/03/2018		1,400	1,403
Canadian Natural Resources Ltd.
0.608% due 03/30/2016		1,100	1,103
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,403
Comcast Corp.
5.900% due 03/15/2016		4,550	4,890
Daimler Finance North America LLC
0.584% due 03/10/2017		8,800	8,807
0.834% due 01/09/2015		7,890	7,900
1.250% due 01/11/2016		2,740	2,759
2.300% due 01/09/2015		200	201
DISH DBS Corp.
6.625% due 10/01/2014		2,900	2,900
7.125% due 02/01/2016		1,800	1,913
7.750% due 05/31/2015		1,500	1,554
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,742
General Electric Co.
0.850% due 10/09/2015		2,200	2,210
General Mills, Inc.
0.534% due 01/29/2016		8,900	8,914
HCA, Inc.
6.375% due 01/15/2015		1,300	1,315
Kraft Foods Group, Inc.
1.625% due 06/04/2015		3,880	3,909
Kroger Co.
0.763% due 10/17/2016		5,600	5,619
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		1,400	1,579
MGM Resorts International
6.625% due 07/15/2015		1,000	1,030
6.875% due 04/01/2016		500	531
7.500% due 06/01/2016		1,700	1,819
7.625% due 01/15/2017		500	545
10.000% due 11/01/2016		400	453
NBCUniversal Enterprise, Inc.
0.771% due 04/15/2016		100	100
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		700	701
PepsiCo, Inc.
0.750% due 03/05/2015		1,600	1,603
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,157
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	1,300	2,299
6.421% due 06/20/2016		$1,600	1,740
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		6,600	6,584
Time Warner, Inc.
3.150% due 07/15/2015		11,600	11,832
Total Capital Canada Ltd.
0.614% due 01/15/2016		3,814	3,832
Viacom, Inc.
1.250% due 02/27/2015		3,000	3,010
Volkswagen International Finance NV
0.832% due 11/20/2014		9,000	9,007

			121,679

UTILITIES 3.1%
AT&T, Inc.
0.653% due 03/30/2017		6,800	6,818

2.950% due 05/15/2016		900	930
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	763
Consumers Energy Co.
6.700% due 09/15/2019		200	240
Dayton Power & Light Co.
1.875% due 09/15/2016		1,000	1,014
Electricite de France S.A.
6.500% due 01/26/2019		100	117
Enel Finance International NV
3.875% due 10/07/2014		2,000	2,001
Gazprom OAO Via Gaz Capital S.A.
5.875% due 06/01/2015	EUR	1,600	2,054
KT Corp.
1.750% due 04/22/2017		$3,700	3,700
Orange S.A.
2.750% due 09/14/2016		2,500	2,576
Petrobras Global Finance BV
1.852% due 05/20/2016		7,500	7,511
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,386
Rosneft Finance S.A.
7.500% due 07/18/2016		400	418
Sprint Communications, Inc.
9.125% due 03/01/2017		700	791
Verizon Communications, Inc.
1.764% due 09/15/2016		26,194	26,867
1.984% due 09/14/2018		800	844
2.500% due 09/15/2016		12,600	12,934
3.650% due 09/14/2018		1,000	1,054

			73,018

Total Corporate Bonds & Notes (Cost $729,509)			730,032

MUNICIPAL BONDS & NOTES 0.4%
NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016		9,525	9,514

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.335% due 04/01/2040		399	406

Total Municipal Bonds & Notes (Cost $9,934)			9,920

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
0.215% due 12/25/2036 - 07/25/2037		712	698
0.465% due 04/25/2037		375	376
0.505% due 07/25/2037 - 03/25/2044		1,494	1,496
0.655% due 12/25/2022		69	69
0.895% due 03/25/2040		2,858	2,909
0.955% due 04/25/2023		75	76
1.000% due 01/25/2043		650	619
1.005% due 02/25/2023		4	4
1.054% due 06/17/2027		38	39
1.055% due 05/25/2022		8	8
1.318% due 07/01/2042 - 06/01/2043		383	395
1.368% due 09/01/2041		257	269
1.518% due 09/01/2040		1	1
1.979% due 11/01/2035		68	72
2.065% due 09/01/2035		412	439
2.233% due 07/01/2035		69	74
4.386% due 12/01/2036		23	24
4.500% due 03/01/2018 - 01/01/2027		7,797	8,305
4.501% due 09/01/2034		15	16
5.000% due 05/01/2027 - 04/25/2033		347	382
5.500% due 12/01/2027 - 02/01/2040		2,218	2,481
5.883% due 12/25/2042		9	11
6.000% due 03/01/2017 - 01/01/2039		5,397	6,145
6.500% due 04/01/2036		168	191
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020		2,036	2,099
Federal Housing Administration
7.430% due 10/01/2020		2	2
Freddie Mac
0.195% due 12/25/2036		990	986
0.304% due 07/15/2019 - 08/15/2019		871	872
0.415% due 08/25/2031		157	154
0.454% due 05/15/2036		400	403
0.554% due 06/15/2018		18	18
1.318% due 02/25/2045		323	327
2.000% due 11/15/2026		13,469	13,550

2.286% due 09/01/2035	431	461
2.287% due 07/01/2035	161	172
5.000% due 05/01/2024 - 12/01/2041	925	1,024
5.500% due 12/01/2022 - 08/15/2030	2	2
6.000% due 09/01/2016 - 03/01/2038	514	583
6.500% due 07/25/2043	67	75
Freddie Mac Strips
9.434% due 08/15/2044	6,155	6,881
Ginnie Mae
1.937% due 02/20/2041	1,558	1,567
6.000% due 09/15/2017	567	592
Small Business Administration
5.600% due 09/01/2028	533	593

Total U.S. Government Agencies (Cost $54,805)		55,460

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)(i)	515	520
0.125% due 04/15/2019 (g)	102	102
0.625% due 07/15/2021	12,157	12,416
1.125% due 01/15/2021	10,347	10,865
1.250% due 07/15/2020 (g)(i)	12,345	13,120
1.375% due 01/15/2020 (g)	3,085	3,285

Total U.S. Treasury Obligations (Cost $42,891)		40,308

MORTGAGE-BACKED SECURITIES 6.6%
Adjustable Rate Mortgage Trust
2.735% due 09/25/2035	1,168	1,062
American Home Mortgage Investment Trust
2.069% due 10/25/2034	309	311
2.332% due 02/25/2045	178	180
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	112	112
5.730% due 04/10/2049	2,540	2,737
Banc of America Funding Trust
0.435% due 07/25/2037	1,321	1,158
2.826% due 01/20/2047 ^	532	415
Banc of America Mortgage Trust
2.498% due 07/25/2034	863	875
2.678% due 08/25/2034	2,829	2,851
2.726% due 05/25/2033	501	506
6.500% due 10/25/2031	9	9
BCAP LLC Trust
0.326% due 09/26/2035	659	651
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 04/25/2033	7	7
2.264% due 08/25/2035	1,351	1,374
2.504% due 04/25/2033	6	6
2.528% due 03/25/2035	1,630	1,652
2.543% due 08/25/2035 ^	428	379
2.560% due 01/25/2035	209	209
2.667% due 02/25/2033	1	1
2.740% due 01/25/2034	26	27
2.753% due 07/25/2034	364	365
5.022% due 01/25/2035	4,795	4,832
Bear Stearns ALT-A Trust
0.315% due 02/25/2034	525	487
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	358	383
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036	1,169	928
2.555% due 12/26/2046	636	490
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.435% due 01/25/2035	84	76
Citigroup Commercial Mortgage Trust
6.339% due 12/10/2049	900	993
Citigroup Mortgage Loan Trust, Inc.
2.514% due 05/25/2035	205	206
2.564% due 08/25/2035	880	502
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	16,170	17,199
5.481% due 01/15/2046	3,581	3,750
Countrywide Alternative Loan Trust
0.335% due 05/25/2047	627	535
6.000% due 10/25/2033	14	14
Countrywide Home Loan Mortgage Pass-Through Trust
2.376% due 02/20/2036	606	527
2.446% due 11/20/2034	1,437	1,394
2.469% due 02/20/2035	1,126	1,121
2.493% due 11/25/2034	709	673
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	3,658	3,911
5.448% due 01/15/2049	10	10

5.857% due 03/15/2039		14,289	15,042
5.999% due 06/15/2038		5,084	5,393
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
2.517% due 09/27/2036		5,425	5,468
2.721% due 09/26/2047		683	678
DBRR Trust
0.853% due 02/25/2045		1,280	1,280
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.234% due 06/26/2035		496	501
Eurosail PLC
1.263% due 09/13/2045	GBP	1,388	2,235
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		$1,636	1,614
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		457	434
2.625% due 02/25/2035		2,470	2,495
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		7,287	7,908
GMAC Mortgage Corp. Loan Trust
2.638% due 11/19/2035		277	269
Granite Master Issuer PLC
0.294% due 12/20/2054		2,920	2,908
0.354% due 12/20/2054		454	452
0.829% due 12/20/2054	GBP	474	766
Granite Mortgages PLC
0.581% due 01/20/2044	EUR	73	92
0.936% due 01/20/2044	GBP	63	102
0.946% due 09/20/2044		447	722
Great Hall Mortgages PLC
0.364% due 06/18/2039		$1,540	1,481
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		1,346	1,327
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		86	86
5.444% due 03/10/2039		1,900	2,048
GSR Mortgage Loan Trust
2.515% due 09/25/2034		178	171
2.660% due 09/25/2035		924	934
HarborView Mortgage Loan Trust
0.373% due 05/19/2035		138	119
2.587% due 07/19/2035		723	678
Hercules Eclipse PLC
0.798% due 10/25/2018	GBP	1,868	2,965
Impac CMB Trust
1.155% due 07/25/2033		$193	182
IndyMac Mortgage Loan Trust
2.544% due 12/25/2034		369	346
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		7,210	7,582
5.397% due 05/15/2045		2,366	2,522
5.420% due 01/15/2049		568	612
5.710% due 03/18/2051		2,343	2,514
5.882% due 02/15/2051		1,300	1,417
JPMorgan Mortgage Trust
2.646% due 02/25/2035		118	117
5.750% due 01/25/2036 ^		34	32
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		1,433	1,533
MASTR Asset Securitization Trust
5.500% due 09/25/2033		9	10
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.634% due 06/15/2030		128	125
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036		411	382
0.405% due 11/25/2035		298	292
0.815% due 09/25/2029		1,718	1,737
1.155% due 10/25/2035		194	186
1.966% due 01/25/2029		5	5
2.350% due 10/25/2035		680	691
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,930
Morgan Stanley Capital Trust
5.596% due 03/12/2044		2,099	2,181
Prime Mortgage Trust
0.555% due 02/25/2034		12	11
Residential Funding Mortgage Securities, Inc. Trust
2.956% due 09/25/2035 ^		1,167	988
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		20	21
Structured Adjustable Rate Mortgage Loan Trust
1.518% due 01/25/2035		317	258
2.453% due 08/25/2034		573	567
2.473% due 02/25/2034		388	395
2.530% due 08/25/2035		323	304

Structured Asset Mortgage Investments Trust
0.435% due 02/25/2036		195	157
0.813% due 09/19/2032		4	4
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035		191	182
Vulcan European Loan Conduit Ltd.
0.478% due 05/15/2017	EUR	1,067	1,331
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		$483	481
5.421% due 04/15/2047		143	144
5.749% due 07/15/2045		1,198	1,283
WaMu Mortgage Pass-Through Certificates Trust
0.425% due 12/25/2045		157	151
0.495% due 01/25/2045		1,126	1,073
0.845% due 01/25/2047		386	364
1.315% due 11/25/2042		61	60
1.515% due 06/25/2042		39	38
1.515% due 08/25/2042		148	144
1.926% due 02/27/2034		22	22
Washington Mutual Mortgage Loan Trust
1.314% due 05/25/2041		18	18
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2035		398	407
2.615% due 12/25/2034		429	440
2.615% due 01/25/2035		545	548
2.615% due 03/25/2036		496	498
2.618% due 09/25/2034		7,852	8,069

Total Mortgage-Backed Securities (Cost $154,364)			154,441

ASSET-BACKED SECURITIES 7.2%
ACA CLO Ltd.
0.484% due 07/25/2018		1,411	1,411
ACE Securities Corp.
0.215% due 10/25/2036		118	44
1.055% due 12/25/2034		1,518	1,418
Aimco CLO
0.484% due 10/20/2019		1,918	1,910
Ally Auto Receivables Trust
0.680% due 07/17/2017		9,500	9,504
ALM Ltd.
1.473% due 07/18/2022		1,100	1,101
American Money Management Corp. CLO Ltd.
0.484% due 12/19/2019		241	241
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 09/25/2035		7,100	6,263
Amortizing Residential Collateral Trust
0.735% due 07/25/2032		13	12
Asset-Backed Funding Certificates Trust
0.830% due 06/25/2035		10,799	9,790
Asset-Backed Securities Corp. Home Equity Loan Trust
0.705% due 09/25/2034		116	116
1.804% due 03/15/2032		135	130
Avoca CLO PLC
0.516% due 01/16/2023	EUR	850	1,069
Bacchus Ltd.
0.474% due 01/20/2019		$1,410	1,409
Bear Stearns Asset-Backed Securities Trust
1.155% due 10/25/2037		2,478	2,332
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	2,271	2,846
Carlyle High Yield Partners Ltd.
0.459% due 04/19/2022		$959	946
Citigroup Mortgage Loan Trust, Inc.
0.635% due 09/25/2035 ^		6,200	5,781
Countrywide Asset-Backed Certificates
0.335% due 09/25/2036		4,244	4,149
0.415% due 05/25/2036		348	348
0.635% due 12/25/2031		35	27
0.855% due 12/25/2033		2,022	1,937
0.955% due 03/25/2033		1,418	1,318
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		8	8
Duane Street CLO Ltd.
0.463% due 11/14/2021		749	743
Educational Services of America, Inc.
1.305% due 09/25/2040		2,463	2,490
Equity One Mortgage Pass-Through Trust
0.715% due 11/25/2032		6	5
First Franklin Mortgage Loan Trust
0.635% due 05/25/2035		300	278
Four Corners CLO Ltd.
0.505% due 01/26/2020		1,785	1,777
Franklin CLO Ltd.
0.494% due 06/15/2018		2,206	2,194

Galaxy CLO Ltd.
1.522% due 08/20/2022		1,100	1,096
GE-WMC Mortgage Securities Trust
0.195% due 08/25/2036		16	8
GM Financial Leasing Trust
0.250% due 09/21/2015		5,500	5,500
Goldentree Loan Opportunities Ltd.
0.929% due 10/18/2021		1,066	1,064
Highbridge Loan Management Ltd.
1.485% due 09/20/2022		5,500	5,500
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	1,596	2,007
JPMorgan Mortgage Acquisition Corp.
0.335% due 02/25/2036		$886	852
0.385% due 05/25/2035		9,560	9,327
Jubilee CDO BV
0.532% due 08/21/2021	EUR	588	739
Landmark CDO Ltd.
0.509% due 07/15/2018		$421	421
Leopard CLO BV
0.677% due 04/21/2020	EUR	142	179
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034		$34	31
Madison Park Funding Ltd.
1.484% due 06/15/2022		791	790
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		734	741
Mercator CLO PLC
0.433% due 02/18/2024	EUR	938	1,178
Merrill Lynch Mortgage Investors Trust
0.355% due 08/25/2036		$571	563
0.445% due 08/25/2036		700	671
Morgan Stanley Investment Management Croton Ltd.
0.494% due 01/15/2018		78	78
MT Wilson CLO Ltd.
0.464% due 07/11/2020		1,569	1,566
Nob Hill CLO Ltd.
0.484% due 08/15/2018		244	244
Oak Hill Credit Partners Ltd.
0.481% due 05/17/2021		669	669
OCI Euro Fund BV
0.509% due 08/15/2024	EUR	2,541	3,179
Octagon Investment Partners Ltd.
0.473% due 04/23/2020		$2,085	2,073
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.435% due 12/25/2035		887	800
0.465% due 04/25/2035		3,220	3,187
Panhandle-Plains Higher Education Authority, Inc.
1.365% due 10/01/2035		1,609	1,634
Prospero CLO BV
0.441% due 10/20/2022	EUR	1,205	1,510
RAAC Trust
0.635% due 03/25/2037		$869	842
Renaissance Home Equity Loan Trust
0.655% due 12/25/2033		4,237	4,131
Residential Asset Securities Corp. Trust
0.475% due 01/25/2036		6,300	6,092
SLC Student Loan Trust
0.314% due 11/15/2021		196	196
0.364% due 11/15/2021		17,740	17,700
SLM Private Credit Student Loan Trust
0.414% due 03/15/2024		1,664	1,654
0.424% due 12/15/2023		900	891
SLM Private Education Loan Trust
0.904% due 10/16/2023		1,952	1,960
1.204% due 06/15/2023		2,201	2,216
1.254% due 12/15/2021		636	638
SLM Student Loan Trust
1.734% due 04/25/2023		632	656
South Carolina Student Loan Corp.
0.984% due 03/02/2020		2,000	2,015
Specialty Underwriting & Residential Finance Trust
0.545% due 12/25/2036		4,800	4,018
SpringCastle America Funding LLC
2.700% due 05/25/2023 (a)		11,700	11,695
Stanfield Bristol CLO Ltd.
0.494% due 10/15/2019		59	59
Stone Tower CLO Ltd.
0.463% due 04/17/2021		1,753	1,734
Structured Asset Investment Loan Trust
0.515% due 10/25/2035		463	456
0.860% due 03/25/2034		681	633
1.130% due 10/25/2033		1,272	1,221
Titrisocram
0.907% due 05/25/2020	EUR	1	1

Wells Fargo Home Equity Asset-Backed Securities Trust
0.415% due 05/25/2036		$1,100	977
Wood Street CLO BV
0.657% due 11/22/2021	EUR	852	1,070

Total Asset-Backed Securities (Cost $164,699)			168,059

SOVEREIGN ISSUES 12.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	3,755
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,599
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	14,000	5,419
0.000% due 07/01/2015		63,000	23,711
0.000% due 10/01/2015		21,000	7,664
0.000% due 01/01/2017		33,000	10,356
Export-Import Bank of Korea
0.984% due 01/14/2017		$3,600	3,624
1.250% due 11/20/2015		8,700	8,746
2.033% due 03/21/2015		8,400	8,449
Hydro-Quebec
2.000% due 06/30/2016		12,800	13,089
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	47,800	61,308
2.250% due 05/15/2016		32,500	42,302
3.750% due 04/15/2016		7,100	9,435
3.750% due 08/01/2016		3,400	4,558
4.500% due 07/15/2015		10,100	13,188
Italy Certificati di Credito Del Tesoro
0.000% due 04/29/2016		1,700	2,134
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	3,107	248
5.000% due 06/16/2016 (d)		6,732	545
9.500% due 12/18/2014		254,860	19,255
Province of Ontario
0.950% due 05/26/2015		$13,900	13,967
1.000% due 07/22/2016		2,800	2,815
1.100% due 10/25/2017		13,600	13,515
4.300% due 03/08/2017	CAD	1,300	1,240
Spain Government International Bond
3.150% due 01/31/2016	EUR	3,600	4,724
3.250% due 04/30/2016		500	661
3.300% due 07/30/2016		2,500	3,332

Total Sovereign Issues (Cost $297,037)			280,639

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.2%
CERTIFICATES OF DEPOSIT 2.4%
Credit Suisse
0.465% due 03/17/2015		$1,400	1,400
Intesa Sanpaolo SpA
1.614% due 04/11/2016		14,600	14,733
Itau Unibanco Holding S.A.
1.419% due 10/31/2014		20,000	19,977
1.601% due 06/21/2016		2,200	2,200
Royal Bank of Canada
1.370% due 05/07/2015	CAD	21,500	19,209

			57,519

COMMERCIAL PAPER 1.8%
Ford Motor Credit Co.
0.680% due 04/21/2015		$1,900	1,893
NiSource Finance Corp.
0.620% due 10/23/2014		16,900	16,894

Thermo Fisher Scientific, Inc.
0.410% due 11/05/2014		5,500	5,498
Vodafone Group PLC
0.600% due 06/29/2015		18,000	17,935

			42,220

REPURCHASE AGREEMENTS (e) 5.4%			126,720

MEXICO TREASURY BILLS 0.6%
2.938% due 11/13/2014 - 01/08/2015 (c)	MXN	201,200	14,875

Total Short-Term Instruments (Cost $242,125)			241,334

Total Investments in Securities (Cost $1,719,010)			1,703,634

	SHARES
INVESTMENTS IN AFFILIATES 27.5%
SHORT-TERM INSTRUMENTS 27.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.5%
PIMCO Short-Term Floating NAV Portfolio III		64,691,249	646,330

Total Short-Term Instruments (Cost $646,370)			646,330

Total Investments in Affiliates (Cost $646,370)			646,330

Total Investments 100.1% (Cost $2,365,380)			$2,349,964
Financial Derivative Instruments (f)(h) 1.1% (Cost or Premiums, net $1,521)			25,045
Other Assets and Liabilities, net (1.2%)			(27,681)

Net Assets 100.0%			$2,347,328

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.000%	09/30/2014	10/01/2014	$2,000	Freddie Mac 4.750% due 11/17/2015	$(2,046)	$2,000	$2,000
NMO	0.000%	09/30/2014	10/01/2014	91,000	U.S. Treasury Bills 0.005% due 12/18/2014	(49,998)	91,000	91,000
					U.S. Treasury Bonds 5.500% due 08/15/2028	(43,039)
RYL	0.070%	09/18/2014	10/02/2014	21,400	U.S. Treasury Notes 2.000% due 01/31/2016	(21,840)	21,400	21,401
SSB	0.000%	09/30/2014	10/01/2014	120	U.S. Treasury Notes 1.500% due 02/28/2019	(124)	120	120
TDM	0.000%	09/30/2014	10/01/2014	12,200	U.S. Treasury Notes 0.375% due 01/15/2016	(12,454)	12,200	12,200

Total Repurchase Agreements						$(129,501)	$126,720	$126,721

(1)	Includes accrued interest.

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $25,106 at a weighted average interest rate of (0.759%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BPG	Fannie Mae	5.500%	10/01/2044	$1,000	$(1,112)	$(1,114)
FOB	Fannie Mae	6.000%	10/01/2044	3,000	(3,383)	(3,392)
GSC	Fannie Mae	5.000%	10/01/2044	100	(110)	(110)
	Freddie Mac	5.000%	10/01/2044	500	(550)	(551)

Total Short Sales					$(5,155)	$(5,167)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2014	1,524	$94	$0	$0
90-Day Eurodollar December Futures	Long	12/2015	5,648	(1,158)	0	(141)
90-Day Eurodollar June Futures	Long	06/2016	667	(297)	0	(34)
90-Day Eurodollar March Futures	Long	03/2016	860	(177)	0	(43)
90-Day Eurodollar March Futures	Long	03/2017	466	(222)	0	(29)
90-Day Eurodollar September Futures	Long	09/2016	337	(158)	0	(17)

Total Futures Contracts				$(1,918)	$0	$(264)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
General Electric Capital Corp.	1.000%	09/20/2015	0.310%	$3,000	$24	$(3)	$0	$0
General Electric Capital Corp.	1.000%	06/20/2016	0.367%	4,700	57	(13)	1	0
General Electric Capital Corp.	1.000%	06/20/2017	0.406%	1,900	33	(4)	0	0

					$114	$(20)	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$25,641	$1,564	$(259)	$156	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	28,700	468	6	33	0

				$2,032	$(253)	$189	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		$4,500	$32	$25	$0	$(1)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,300	993	256	67	0
Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	329,700	161	7	4	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		5,100	4	(1)	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		213,000	416	(98)	15	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,100	11	0	1	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		360,000	(448)	(448)	65	0

						$1,169	$(259)	$152	$(1)

Total Swap Agreements						$3,315	$(532)	$342	$(1)

(4)	Unsettled variation margin asset of $2 for closed futures contracts is outstanding at period end.

(g)	Securities with an aggregate market value of $9,214 and cash of $6,674 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	CAD	1,781		$1,617	$27	$0
	11/2014	EUR	141,546		189,665	10,825	0
	12/2014	GBP	11,853		19,143	0	(61)
	05/2015	CAD	21,211		19,324	481	0
BPS	11/2014		$3,673	EUR	2,815	0	(116)
	12/2014		3,411	MXN	45,624	0	(32)
	02/2015		12,653		167,085	0	(318)
	06/2015		3,353	EUR	2,501	0	(186)
	07/2015	BRL	314		$130	10	0
	10/2015		21,000		8,377	594	0
	01/2017		20,000		7,269	640	0
BRC	10/2014	TRY	2,113		964	39	0
	10/2014		$960	TRY	2,113	0	(35)
	11/2014		15,247	EUR	11,627	0	(556)
	12/2014		452	MXN	6,132	2	0
	06/2015	EUR	3,372		$4,490	220	0
CBK	10/2014	CAD	631		565	2	0
	11/2014	EUR	96,314		129,037	7,347	0
	11/2014		$4,493	EUR	3,442	0	(144)
DUB	10/2014	JPY	839,600		$7,867	212	0
	11/2014		$6,383	EUR	4,933	0	(150)
	12/2014	MXN	213,863		$16,301	460	0
	07/2015	BRL	3,279		1,355	109	0
FBF	11/2014	JPY	1,405,800		12,850	29	0
	11/2014		$11,959	EUR	8,998	0	(590)
	06/2015	EUR	8,998		$11,976	585	0
GLM	10/2014	JPY	2,567,429		24,663	1,254	0
	11/2014	MXN	43,879		3,313	55	0
	11/2014		$5,237	EUR	3,965	0	(227)
	12/2014	MXN	49,810		$3,777	88	0
	06/2015		$13,231	EUR	9,869	0	(737)
	07/2015	BRL	14,407		$5,946	470	0
HUS	11/2014	AUD	1,957		1,705	0	(5)
	11/2014		$5,389	EUR	4,086	0	(227)
JPM	10/2014	JPY	905,700		$8,535	277	0
	10/2014		$39,621	JPY	4,312,729	0	(298)
	11/2014	JPY	4,312,729		$39,630	299	0
	11/2014		$35,643	EUR	27,734	0	(602)
	12/2014		4,557	MXN	59,711	0	(134)
	04/2015	BRL	14,000		$5,913	463	0
MSB	07/2015		45,000		18,405	1,300	0
UAG	10/2014		10,490		4,589	303	0
	10/2014		$4,464	BRL	10,490	0	(178)
	11/2014	BRL	10,490		$4,424	177	0
	01/2015	MXN	155,237		11,790	308	0

Total Forward Foreign Currency Contracts						$26,576	$(4,596)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$25,800	$(38)	$(44)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	24,600	(58)	(22)

							$(96)	$(66)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$15,100	$(857)	$(433)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	12/02/2014	$32,700	$(69)	$(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	12/02/2014	32,700	(148)	(175)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	11/17/2014	49,100	(93)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014	49,100	(168)	(202)
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	11/17/2014	243,300	(164)	(6)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400%	11/17/2014	243,300	(602)	(674)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	10/14/2014	172,700	(147)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	10/14/2014	161,200	(193)	(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	10/14/2014	172,700	(656)	(209)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	10/14/2014	161,200	(383)	(112)

							$(2,623)	$(1,422)

Total Written Options							$(3,576)	$(1,921)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	$100	$31	$2	$33	$0
BPS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	100	31	2	33	0
BRC	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	300	37	(6)	31	0
GST	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	100	30	3	33	0
HUS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	100	31	1	32	0
JPM	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	200	61	4	65	0

							$221	$6	$227	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.162%		$1,100	$(14)	$28	$14	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		800	(4)	7	3	0
	China Government International Bond	1.000%	06/20/2019	0.781%		2,800	21	7	28	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		700	7	(2)	5	0
	MetLife, Inc.	1.000%	06/20/2017	0.339%		1,000	22	(4)	18	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		800	7	(1)	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		1,000	(1)	14	13	0
	Russia Government International Bond	1.000%	03/20/2019	2.398%		3,600	(250)	44	0	(206)
	Standard Chartered PLC	1.000%	03/20/2019	0.794%	EUR	1,000	(12)	24	12	0
BPS	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		$5,700	94	(13)	81	0
	BP Capital Markets America, Inc.	1.000%	09/20/2016	0.301%		7,900	123	(11)	112	0
	Comcast Corp.	1.000%	09/20/2019	0.393%		700	23	(2)	21	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.101%	EUR	6,500	(124)	149	25	0
BRC	Bank of America Corp.	1.000%	03/20/2019	0.696%		$1,300	15	3	18	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		4,500	79	(7)	72	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.489%		3,700	59	24	83	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.012%		1,000	(29)	28	0	(1)
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		5,100	(39)	59	20	0
	China Government International Bond	1.000%	09/20/2015	0.223%		2,400	30	(11)	19	0
	China Government International Bond	1.000%	09/20/2016	0.342%		1,300	18	(1)	17	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		13,900	81	(52)	29	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		16,900	175	(46)	129	0
	General Motors Co.	5.000%	09/20/2016	0.802%		2,000	201	(33)	168	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		800	(19)	2	0	(17)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		2,500	(50)	(16)	0	(66)
	Italy Government International Bond	1.000%	06/20/2019	0.968%		11,000	(197)	216	19	0
	MetLife, Inc.	1.000%	06/20/2016	0.217%		7,700	131	(25)	106	0
	MetLife, Inc.	1.000%	03/20/2019	0.590%		2,700	20	29	49	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		5,500	(36)	75	39	0
	Mexico Government International Bond	1.000%	03/20/2018	0.602%		4,300	(7)	67	60	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		3,600	(30)	(7)	0	(37)
	Russia Government International Bond	1.000%	12/20/2019	2.485%		4,700	(284)	(43)	0	(327)
CBK	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		2,000	36	(4)	32	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		1,600	(19)	26	7	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		27,000	(52)	131	79	0
	China Government International Bond	1.000%	03/20/2019	0.727%		1,900	10	13	23	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%		7,900	(95)	(21)	0	(116)
	HSBC Bank PLC	1.000%	03/20/2019	0.714%	EUR	3,600	(36)	95	59	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		$300	(7)	1	0	(6)
	Italy Government International Bond	1.000%	06/20/2017	0.652%		2,700	16	10	26	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		700	(13)	14	1	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%		8,200	(217)	236	19	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		1,000	5	7	12	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		1,700	(2)	23	21	0
DUB	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		1,100	20	(4)	16	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		8,300	144	(11)	133	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.281%		7,300	172	(28)	144	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.489%		1,700	36	2	38	0
	China Government International Bond	1.000%	12/20/2018	0.667%		1,400	18	2	20	0
	China Government International Bond	1.000%	03/20/2019	0.727%		4,100	2	47	49	0
	China Government International Bond	1.000%	06/20/2019	0.781%		2,500	19	6	25	0
	Export-Import Bank of China	1.000%	12/20/2016	0.573%		2,300	(186)	208	22	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.252%		1,000	(64)	81	17	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		13,000	119	(20)	99	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.297%		100	(6)	7	1	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		1,600	24	(5)	19	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.325%		4,700	69	(5)	64	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.369%		7,100	138	(15)	123	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.520%		3,500	55	19	74	0
	HSBC Bank PLC	1.000%	12/20/2018	0.440%	EUR	3,400	38	64	102	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		$1,500	(34)	2	0	(32)
	Italy Government International Bond	1.000%	09/20/2016	0.519%		400	3	1	4	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		10,200	(167)	199	32	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		3,900	(72)	78	6	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.209%		14,700	151	(33)	118	0
	MetLife, Inc.	1.000%	09/20/2016	0.239%		10,500	183	(22)	161	0
	MetLife, Inc.	1.000%	06/20/2017	0.339%		3,800	85	(16)	69	0
	MetLife, Inc.	1.000%	03/20/2019	0.590%		1,700	29	2	31	0

	Mexico Government International Bond	1.000%	03/20/2016	0.357%		3,200	(18)	49	31	0
	Mexico Government International Bond	1.000%	06/20/2016	0.387%		7,900	19	67	86	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		700	3	5	8	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.572%		3,500	66	0	66	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.611%		16,000	326	(39)	287	0
FBF	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		4,600	41	(6)	35	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		7,200	103	(16)	87	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.209%		4,000	36	(4)	32	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%		1,300	(20)	23	3	0
	MetLife, Inc.	1.000%	06/20/2016	0.217%		1,900	33	(7)	26	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.647%		3,400	69	(10)	59	0
GST	Italy Government International Bond	1.000%	06/20/2017	0.652%		400	2	2	4	0
	MetLife, Inc.	1.000%	06/20/2016	0.217%		3,800	65	(13)	52	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		1,900	9	13	22	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.628%		1,000	(10)	14	4	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		1,200	(6)	10	4	0
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		1,800	(37)	(11)	0	(48)
	Italy Government International Bond	1.000%	09/20/2016	0.519%		900	7	2	9	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		10,200	(171)	204	33	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		1,700	13	(1)	12	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		700	4	5	9	0
JPM	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		3,800	67	(6)	61	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		400	(4)	5	1	0
	China Government International Bond	1.000%	12/20/2018	0.667%		5,800	57	24	81	0
	China Government International Bond	1.000%	06/20/2019	0.781%		4,100	21	21	42	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.202%		9,900	82	(22)	60	0
	HSBC Bank PLC	1.000%	12/20/2018	0.440%	EUR	2,000	28	32	60	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		$600	(14)	1	0	(13)
	MetLife, Inc.	1.000%	06/20/2017	0.339%		2,400	52	(8)	44	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		800	4	5	9	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.647%		5,000	102	(16)	86	0
	PSEG Power LLC	1.000%	12/20/2018	0.796%		1,700	11	4	15	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.200%	EUR	10,500	116	(36)	80	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		$400	(2)	4	2	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		6,800	63	(11)	52	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		200	(1)	3	2	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		5,200	(86)	103	17	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		7,900	34	(32)	2	0
	MetLife, Inc.	1.000%	09/20/2016	0.239%		2,800	46	(3)	43	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		1,500	(3)	22	19	0
	Standard Chartered PLC	1.000%	03/20/2019	0.794%	EUR	1,100	(13)	26	13	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.628%		$500	(5)	7	2	0

							$1,501	$2,002	$4,372	$(869)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$6,732	$547	$(140)	$407	$0
BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,786	179	(167)	12	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,366	969	(819)	150	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	8,900	(44)	11	0	(33)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	376	47	(40)	7	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	193	0	3	3	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,734	638	(535)	103	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	470	53	(45)	8	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	5	5	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	7,802	907	(768)	139	0
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	940	94	(88)	6	0

					$3,390	$(2,583)	$840	$(33)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	23,400	$21	$13	$34	$0
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016		20,100	(16)	45	29	0
BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	110,300	(1)	49	48	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,200	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,200	(2)	5	3	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,500	(1)	4	3	0
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	21,200	(18)	49	31	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	5,700	(3)	9	6	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,900	(2)	14	12	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		3,700	(3)	6	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,300	(7)	162	155	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,700	0	4	4	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	23,400	21	13	34	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	2,500	(1)	3	2	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,300	0	2	2	0
MYC	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,900	(2)	5	3	0

							$(15)	$385	$370	$0

Total Swap Agreements							$5,097	$(190)	$5,809	$(902)

(i)	Securities with an aggregate market value of $513 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$23,441	$0	$23,441
Corporate Bonds & Notes
Banking & Finance	0	535,335	0	535,335
Industrials	0	121,679	0	121,679
Utilities	0	73,018	0	73,018
Municipal Bonds & Notes
New Jersey	0	9,514	0	9,514
Texas	0	406	0	406
U.S. Government Agencies	0	55,458	2	55,460
U.S. Treasury Obligations	0	40,308	0	40,308
Mortgage-Backed Securities	0	152,671	1,770	154,441
Asset-Backed Securities	0	156,364	11,695	168,059
Sovereign Issues	0	280,639	0	280,639
Short-Term Instruments
Certificates of Deposit	0	57,519	0	57,519
Commercial Paper	0	42,220	0	42,220
Repurchase Agreements	0	126,720	0	126,720
Mexico Treasury Bills	0	14,875	0	14,875
	$0	$1,690,167	$13,467	$1,703,634

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$646,330	$0	$0	$646,330

Total Investments	$646,330	$1,690,167	$13,467	$2,349,964

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,167)	$0	$(5,167)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	342	0	342
Over the counter	0	32,385	0	32,385
	$0	$32,727	$0	$32,727

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(264)	(1)	0	(265)
Over the counter	0	(7,419)	0	(7,419)

	$(264)	$(7,420)	$0	$(7,684)

Totals	$646,066	$1,710,307	$13,467	$2,369,840

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1%
SHORT-TERM INSTRUMENTS 100.1%
GOVERNMENT AGENCY DEBT 25.3%
Fannie Mae
0.020% due 11/17/2014	$5,400	$5,400
Federal Home Loan Bank
0.190% due 09/29/2015	1,615	1,614
0.200% due 09/10/2015	3,030	3,030

		10,044

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 13.6%		5,414

TREASURY REPURCHASE AGREEMENTS (a) 61.2%		24,300

Total Short-Term Instruments (Cost $39,758)		39,758

Total Investments in Securities (Cost $39,758)		39,758

Total Investments 100.1% (Cost $39,758)		$39,758
Other Assets and Liabilities, net (0.1%)		(38)

Net Assets 100.0%		$39,720

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.000%	09/30/2014	10/01/2014	$1,900	U.S. Treasury Notes 2.125% due 06/30/2021	$(1,936)	$1,900	$1,900
BPG	0.000%	09/30/2014	10/01/2014	1,900	Fannie Mae 4.500% due 05/01/2044	(1,997)	1,900	1,900
BSN	0.000%	09/30/2014	10/01/2014	3,700	U.S. Treasury Notes 2.250% due 07/31/2021	(3,776)	3,700	3,700
FOB	0.000%	09/30/2014	10/01/2014	5,700	U.S. Treasury Notes 1.750% due 07/31/2015	(5,821)	5,700	5,700
GSC	0.010%	09/30/2014	10/01/2014	1,900	Freddie Mac 4.000% due 03/01/2043	(1,959)	1,900	1,900
JPS	0.000%	09/30/2014	10/01/2014	5,500	Freddie Mac 4.750% due 11/17/2015	(1,842)	5,500	5,500
					U.S. Treasury Notes 0.750% due 12/31/2017	(3,784)
MSC	0.000%	09/30/2014	10/01/2014	1,900	U.S. Treasury Bonds 3.125% due 02/15/2042	(1,935)	1,900	1,900
GRE	0.000%	09/30/2014	10/01/2014	1,900	U.S. Treasury Bonds 4.375% due 05/15/2041	(1,930)	1,900	1,900
SSB	0.000%	09/30/2014	10/01/2014	1,614	U.S. Treasury Notes 1.500% due 02/28/2019	(1,650)	1,614	1,614
TDM	0.000%	09/30/2014	10/01/2014	3,700	U.S. Treasury Notes 0.375% due 01/15/2016	(3,779)	3,700	3,700

Total Repurchase Agreements						$(30,409)	$29,714	$29,714

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$0	$10,044	$0	$10,044
Government Agency Repurchase Agreements	0	5,414	0	5,414
Treasury Repurchase Agreements	0	24,300	0	24,300

Total Investments	$0	$39,758	$0	$39,758

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.3%
CORPORATE BONDS & NOTES 8.2%
BANKING & FINANCE 6.4%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,800	$1,768
4.625% due 06/26/2015		1,900	1,931
5.500% due 02/15/2017		2,500	2,606
6.750% due 12/01/2014		2,000	2,018
8.300% due 02/12/2015		100	102
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	1,000	1,371
Banco Popolare SC
3.500% due 03/14/2019		800	1,050
Banco Santander Chile
1.834% due 01/19/2016		$8,200	8,302
Bankia S.A.
0.408% due 01/25/2016	EUR	1,300	1,629
3.500% due 12/14/2015		8,600	11,287
3.500% due 01/17/2019		3,200	4,348
BBVA Bancomer S.A.
6.500% due 03/10/2021		$600	657
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,100	10,596
BNP Paribas S.A.
0.547% due 11/07/2015		23,600	23,606
BPCE S.A.
0.801% due 11/18/2016		13,700	13,756
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,700	3,490
2.875% due 05/19/2016		7,100	9,171
Citigroup, Inc.
0.760% due 05/01/2017		$32,900	32,988
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		3,600	3,789
Depfa ACS Bank
3.875% due 11/14/2016	EUR	700	952
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,717
GMAC International Finance BV
7.500% due 04/21/2015	EUR	300	392
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$3,600	3,684
JPMorgan Chase & Co.
0.784% due 04/25/2018		10,000	10,062
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,130	4,903
15.000% due 12/21/2019	EUR	70	133
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		$100	20
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		349	366
Navient LLC
6.250% due 01/25/2016		2,500	2,601
Rabobank Group
0.565% due 04/28/2017		32,900	32,904
4.000% due 09/10/2015	GBP	2,900	4,829
State Bank of India
2.384% due 01/21/2016		$400	399
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		1,500	1,506

			201,933

INDUSTRIALS 0.4%
California Resources Corp.
5.500% due 09/15/2021 (a)		8,000	8,130
Chesapeake Energy Corp.
3.484% due 04/15/2019		1,000	1,002
DISH DBS Corp.
7.125% due 02/01/2016		200	213
7.750% due 05/31/2015		600	622

Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,900	4,873

			14,840

UTILITIES 1.4%
BellSouth Corp.
4.182% due 04/26/2021		$31,900	32,559
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	1,700	2,992
Electricite de France S.A.
0.694% due 01/20/2017		$5,900	5,915
1.150% due 01/20/2017		1,800	1,797
RWE AG
7.000% due 03/20/2019 (d)	GBP	100	175

			43,438

Total Corporate Bonds & Notes (Cost $263,121)			260,211

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$690	587

Total Municipal Bonds & Notes (Cost $659)			587

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.222% due 12/25/2036		82	81
0.305% due 08/25/2034		116	116
0.505% due 07/25/2037 - 05/25/2042		140	141
0.595% due 05/25/2036		104	104
0.835% due 02/25/2041		3,688	3,736
1.318% due 07/01/2044 - 09/01/2044		64	66
2.202% due 05/25/2035		679	694
2.320% due 11/01/2024		10	10
4.000% due 10/01/2044		13,000	13,702
5.283% due 10/01/2035		309	332
Freddie Mac
0.304% due 10/15/2020		693	694
0.384% due 02/15/2019		79	79
0.415% due 08/25/2031		66	64
0.604% due 08/15/2033		3,028	3,043
1.318% due 10/25/2044 - 02/25/2045		5,218	5,379
2.371% due 01/01/2034		125	133
2.500% due 10/02/2019		19,600	19,601
5.493% due 12/01/2035		215	228
Freddie Mac Strips
0.604% due 09/15/2042		11,481	11,509
Ginnie Mae
0.454% due 03/20/2037		4,042	4,048
NCUA Guaranteed Notes
0.606% due 10/07/2020		3,154	3,171
0.716% due 12/08/2020		4,836	4,873
Small Business Administration
5.902% due 02/10/2018		273	294
6.020% due 08/01/2028		1,350	1,529

Total U.S. Government Agencies (Cost $72,984)			73,627

U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Bonds
3.125% due 08/15/2044 (e)		23,600	23,228
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		114,469	115,855
0.125% due 04/15/2019 (e)(g)(i)		67,510	67,714
0.125% due 01/15/2022 (e)		234,505	229,385
0.125% due 07/15/2022 (e)		389,419	380,535
0.125% due 01/15/2023 (e)		117,767	114,087
0.125% due 07/15/2024 (e)		45,351	43,594
0.375% due 07/15/2023 (e)(g)(i)		130,211	128,960
0.500% due 04/15/2015 (e)(g)		39,670	39,722
0.625% due 07/15/2021 (e)		204,953	209,332
0.625% due 02/15/2043		11,648	10,307
0.750% due 02/15/2042 (i)		2,214	2,032
1.125% due 01/15/2021 (e)(g)(i)		77,978	81,883
1.250% due 07/15/2020 (e)(g)(i)		190,672	202,648
1.375% due 01/15/2020 (e)(g)(i)		133,281	141,903
1.375% due 02/15/2044 (e)		66,039	70,745
1.625% due 01/15/2015 (e)(g)(i)		111,769	111,909
1.625% due 01/15/2018 (e)		19,328	20,540
1.750% due 01/15/2028 (e)		104,390	116,452
1.875% due 07/15/2015 (e)		42,850	43,827

1.875% due 07/15/2019 (e)		10,488	11,456
2.000% due 01/15/2016 (e)(i)		90,894	94,139
2.000% due 01/15/2026 (e)		133,829	152,591
2.125% due 02/15/2040		32,298	40,044
2.125% due 02/15/2041		1,088	1,356
2.375% due 01/15/2025 (e)		153,745	180,338
2.375% due 01/15/2027 (e)		140,160	166,172
2.500% due 01/15/2029 (e)		46,163	56,442
2.625% due 07/15/2017		5,518	6,020
3.625% due 04/15/2028		46,693	63,521
3.875% due 04/15/2029		151,907	214,759

Total U.S. Treasury Obligations (Cost $3,241,382)			3,141,496

MORTGAGE-BACKED SECURITIES 3.3%
American Home Mortgage Investment Trust
1.832% due 09/25/2045		437	424
Arran Residential Mortgages Funding PLC
1.647% due 11/19/2047	EUR	16,952	21,680
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$420	453
Banc of America Funding Trust
2.640% due 02/20/2036		998	998
2.826% due 01/20/2047 ^		470	366
Banc of America Mortgage Trust
2.653% due 06/25/2035		187	180
2.699% due 02/25/2036 ^		694	599
4.651% due 11/25/2034		81	78
6.500% due 09/25/2033		26	27
Banc of America Re-REMIC Trust
5.676% due 02/17/2051		923	988
5.679% due 06/24/2050		1,517	1,637
BCAP LLC Trust
5.050% due 03/26/2037		2,003	1,979
Bear Stearns Adjustable Rate Mortgage Trust
2.164% due 08/25/2035		363	370
2.264% due 08/25/2035		281	286
2.430% due 10/25/2035		1,443	1,435
2.528% due 03/25/2035		129	131
2.552% due 01/25/2035		633	621
2.580% due 03/25/2035		521	528
2.654% due 03/25/2035		614	602
Bear Stearns ALT-A Trust
2.617% due 09/25/2035		2,689	2,356
2.669% due 03/25/2036 ^		773	575
Chase Mortgage Finance Trust
2.476% due 02/25/2037		83	83
Chaseflex Trust
6.000% due 02/25/2037 ^		653	558
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.435% due 01/25/2035		20	19
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		43	43
2.200% due 09/25/2035		219	220
2.280% due 09/25/2035		224	226
2.514% due 05/25/2035		62	62
2.514% due 10/25/2035		1,278	1,279
2.773% due 09/25/2037 ^		1,376	1,171
Commercial Mortgage Trust
3.156% due 07/10/2046		2,098	2,131
Countrywide Alternative Loan Trust
0.325% due 05/25/2047		8,838	7,724
0.334% due 02/20/2047		784	594
0.335% due 05/25/2047		241	206
0.345% due 09/25/2046 ^		7,217	6,113
0.435% due 12/25/2035		40	36
1.115% due 12/25/2035		185	156
6.000% due 01/25/2037 ^		336	292
Countrywide Home Loan Mortgage Pass-Through Trust
2.399% due 11/19/2033		41	41
2.523% due 05/20/2036		191	156
5.500% due 08/25/2035		277	275
Countrywide Home Loan Reperforming Trust
0.495% due 06/25/2035		185	167
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,216	1,276
5.467% due 09/18/2039		1,297	1,362
Deutsche ALT-B Securities, Inc.
0.255% due 10/25/2036 ^		25	16
First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/2034		395	392
First Horizon Mortgage Pass-Through Trust
2.552% due 02/25/2035		1,493	1,503
2.612% due 08/25/2035		913	868

Granite Mortgages PLC
0.946% due 09/20/2044	GBP	209	338
Greenpoint Mortgage Funding Trust
0.375% due 06/25/2045		$389	349
0.425% due 11/25/2045		222	177
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,568
GSR Mortgage Loan Trust
2.660% due 09/25/2035		704	712
2.865% due 01/25/2035		433	431
HarborView Mortgage Loan Trust
0.373% due 05/19/2035		122	106
0.433% due 02/19/2036		251	196
0.494% due 06/20/2035		129	126
IndyMac Mortgage Loan Trust
2.544% due 12/25/2034		264	247
2.721% due 11/25/2035 ^		1,158	1,049
JPMorgan Chase Commercial Mortgage Securities Trust
5.794% due 02/12/2051		1,300	1,422
JPMorgan Mortgage Trust
2.165% due 07/27/2037		1,153	1,002
2.534% due 08/25/2035 ^		503	493
2.547% due 07/25/2035		377	385
2.558% due 08/25/2035		490	487
2.583% due 07/25/2035		868	875
2.646% due 02/25/2035		486	484
5.063% due 09/25/2035		173	173
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		222	239
MASTR Adjustable Rate Mortgages Trust
2.635% due 11/21/2034		470	481
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.854% due 11/15/2031		229	230
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030		218	209
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036		588	545
0.405% due 11/25/2035		473	459
1.155% due 10/25/2035		340	326
1.572% due 10/25/2035		1,176	1,164
5.394% due 12/25/2035		358	339
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	219
Morgan Stanley Capital Trust
6.105% due 06/11/2049		584	642
Morgan Stanley Mortgage Loan Trust
2.179% due 06/25/2036		780	748
Residential Accredit Loans, Inc. Trust
0.455% due 08/25/2035		169	134
Royal Bank of Scotland Capital Funding Trust
6.241% due 12/16/2049		2,285	2,431
Sequoia Mortgage Trust
0.354% due 07/20/2036		1,724	1,629
0.853% due 10/19/2026		80	80
Structured Adjustable Rate Mortgage Loan Trust
0.635% due 06/25/2035		51	51
1.518% due 01/25/2035		169	137
2.473% due 02/25/2034		262	266
2.530% due 08/25/2035		235	221
4.123% due 12/25/2034		440	430
Structured Asset Mortgage Investments Trust
0.345% due 06/25/2036		121	104
0.365% due 04/25/2036		509	381
0.403% due 07/19/2035		1,564	1,473
0.483% due 10/19/2034		126	121
Structured Asset Securities Corp. Trust
2.612% due 10/28/2035		75	71
Swan Trust
3.953% due 04/25/2041	AUD	278	246
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,931
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		325	323
WaMu Mortgage Pass-Through Certificates Trust
0.415% due 11/25/2045		240	228
0.445% due 10/25/2045		1,414	1,361
0.845% due 01/25/2047		943	890
0.885% due 05/25/2047		555	483
0.925% due 12/25/2046		128	122
1.115% due 02/25/2046		196	187
1.315% due 11/25/2042		26	25
2.176% due 07/25/2046		839	767
2.176% due 11/25/2046		117	108
2.439% due 12/25/2035		271	260
5.225% due 08/25/2035		182	176

Wells Fargo Mortgage-Backed Securities Trust
2.618% due 09/25/2034		108	111

Total Mortgage-Backed Securities (Cost $100,978)			104,250

ASSET-BACKED SECURITIES 2.3%
Access Group, Inc.
1.534% due 10/27/2025		7,299	7,345
Aquilae CLO PLC
0.546% due 01/17/2023	EUR	1,393	1,755
Asset-Backed Funding Certificates Trust
0.855% due 06/25/2034		$1,005	946
Bear Stearns Asset-Backed Securities Trust
0.815% due 10/25/2032		18	17
BlueMountain CLO Ltd.
0.704% due 11/15/2017		500	495
Carlyle High Yield Partners Ltd.
0.459% due 04/19/2022		1,438	1,419
Citigroup Mortgage Loan Trust, Inc.
0.235% due 01/25/2037		211	135
College Loan Corp. Trust
0.484% due 01/25/2024		800	782
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		7	7
Countrywide Asset-Backed Certificates
0.335% due 07/25/2036		2,561	2,516
0.405% due 04/25/2036		131	128
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		96	55
Equity One Mortgage Pass-Through Trust
0.455% due 04/25/2034		90	75
First Franklin Mortgage Loan Trust
0.835% due 11/25/2035		9,066	8,853
GSAMP Trust
0.225% due 12/25/2036		112	61
HSI Asset Securitization Corp. Trust
0.205% due 10/25/2036		8	5
Magi Funding PLC
0.677% due 04/11/2021	EUR	735	926
Merrill Lynch Mortgage Investors Trust
0.235% due 09/25/2037		$26	7
0.275% due 02/25/2037		414	196
Morgan Stanley IXIS Real Estate Capital Trust
0.205% due 11/25/2036		14	8
Nautique Funding Ltd.
0.484% due 04/15/2020		452	449
Nelnet Student Loan Trust
0.934% due 07/25/2018		54	54
North Carolina State Education Assistance Authority
0.684% due 10/26/2020		1,403	1,405
NYLIM Flatiron CLO Ltd.
0.454% due 08/08/2020		332	331
OneMain Financial Issuance Trust
2.470% due 09/18/2024		14,700	14,705
Park Place Securities, Inc.
0.415% due 09/25/2035		20	19
Penta CLO S.A.
0.614% due 06/04/2024	EUR	3,970	4,985
RAAC Trust
0.345% due 09/25/2045		$508	504
Renaissance Home Equity Loan Trust
0.915% due 12/25/2032		65	61
Securitized Asset-Backed Receivables LLC Trust
0.215% due 12/25/2036 ^		375	141
SLM Student Loan Trust
0.274% due 04/25/2019		8,800	8,749
0.684% due 01/25/2017		200	200
1.734% due 04/25/2023		10,240	10,623
Soundview Home Loan Trust
0.215% due 11/25/2036		60	24
Structured Asset Securities Corp. Mortgage Loan Trust
1.655% due 04/25/2035		597	582
Symphony CLO Ltd.
0.474% due 05/15/2019		2,732	2,712
Wood Street CLO BV
0.433% due 03/29/2021	EUR	236	298

Total Asset-Backed Securities (Cost $70,002)			71,573

SOVEREIGN ISSUES 13.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020		1,000	1,416
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	48,300	15,157
0.000% due 01/01/2018		38,500	10,731

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		147,559	54,774
10.000% due 01/01/2025		18,400	6,559
Colombian TES
3.000% due 03/25/2033 (c)	COP	7,448,317	3,194
France Government Bond
0.250% due 07/25/2018 (c)	EUR	20,617	27,162
0.700% due 07/25/2030 (c)		1,099	1,479
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		9,064	12,193
2.100% due 09/15/2016 (c)		2,026	2,680
2.100% due 09/15/2017 (c)		1,389	1,871
2.100% due 09/15/2021 (c)		4,749	6,586
2.250% due 04/22/2017 (c)		3,602	4,740
2.350% due 09/15/2024 (c)		27,532	38,701
2.550% due 10/22/2016 (c)		1,601	2,106
2.550% due 09/15/2041 (c)		4,113	5,664
3.100% due 09/15/2026 (c)		634	951
5.500% due 11/01/2022		900	1,431
Mexico Government International Bond
4.000% due 11/08/2046 (c)	MXN	20,197	1,631
New South Wales Treasury Corp.
2.500% due 11/20/2035 (c)	AUD	6,188	5,931
2.750% due 11/20/2025 (c)		16,988	16,742
New Zealand Government Bond
3.000% due 09/20/2030 (c)	NZD	11,205	9,192
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	83,324	110,652
Republic of Greece Government Bond
4.500% due 07/03/2017	JPY	300,000	2,701
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	6,400	8,730
5.500% due 10/26/2022		$1,900	2,071
Spain Government International Bond
3.800% due 04/30/2024	EUR	15,300	22,232
5.400% due 01/31/2023		29,400	47,468
Xunta de Galicia
6.131% due 04/03/2018		50	74

Total Sovereign Issues (Cost $440,545)			424,819

SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 2.0%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$33,250	33,252
1.081% due 05/16/2016		14,250	14,301
China Construction Bank Corp.
1.700% due 04/16/2015		4,400	4,417
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		11,100	11,100

			63,070

GREECE TREASURY BILLS 0.0%
2.026% due 03/06/2015	EUR	1,000	1,257

U.S. TREASURY BILLS 0.3%
0.043% due 12/26/2014 - 04/02/2015 (b)(e)(g)(i)		$9,019	9,018

Total Short-Term Instruments (Cost $73,313)			73,345

Total Investments in Securities (Cost $4,262,984)			4,149,908

	SHARES
INVESTMENTS IN AFFILIATES 30.7%
SHORT-TERM INSTRUMENTS 30.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.7%
PIMCO Short-Term Floating NAV Portfolio		14,992,046	150,010
PIMCO Short-Term Floating NAV Portfolio III		81,954,909	818,812

Total Short-Term Instruments (Cost $968,879)			968,822

Total Investments in Affiliates (Cost $968,879)			968,822

Total Investments 162.0% (Cost $5,231,863)			$5,118,730
Financial Derivative Instruments (f)(h) 0.6% (Cost or Premiums, net $(3,138))			18,363
Other Assets and Liabilities, net (62.6%)			(1,976,611)

Net Assets 100.0%			$3,160,482

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.160%	09/12/2014	10/14/2014	$(5,168)	$(5,170)
	0.170%	09/11/2014	10/10/2014	(37,113)	(37,120)
	0.180%	09/17/2014	10/16/2014	(4,656)	(4,657)
	0.180%	09/18/2014	10/17/2014	(49,970)	(49,974)
	0.300%	09/30/2014	10/06/2014	(7,091)	(7,090)
BPG	0.180%	09/08/2014	10/08/2014	(129,855)	(129,889)
	0.180%	09/12/2014	10/10/2014	(18,554)	(18,559)
	0.180%	09/18/2014	10/17/2014	(31,881)	(31,853)
FOB	0.120%	09/04/2014	10/06/2014	(204,913)	(204,951)
	0.120%	10/01/2014	10/03/2014	(93,339)	(93,334)
	0.180%	09/18/2014	10/02/2014	(64,771)	(64,774)
GSC	0.050%	09/18/2014	10/02/2014	(62,944)	(62,944)
	0.200%	09/19/2014	10/03/2014	(6,584)	(6,585)
	0.220%	09/22/2014	10/03/2014	(380,076)	(380,102)
	0.230%	09/24/2014	10/08/2014	(7,945)	(7,947)
MSC	0.170%	09/18/2014	10/02/2014	(46,938)	(46,945)
	0.250%	09/26/2014	10/03/2014	(237,448)	(237,446)
TDM	0.130%	08/11/2014	10/10/2014	(32,064)	(32,081)
	0.170%	09/04/2014	10/02/2014	(5,397)	(5,398)
	0.190%	09/19/2014	10/03/2014	(265,463)	(265,475)
	0.280%	09/29/2014	10/03/2014	(399,698)	(399,719)

Total Sale-Buyback Transactions					$(2,092,013)

(1)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $940,207 at a weighted average interest rate of 0.133%.
(2)	Payable for sale-buyback transactions includes $24 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
BOA	Fannie Mae	4.000%	10/01/2044	$46,000	$(48,485)	$(48,483)
	Fannie Mae	4.000%	11/01/2044	11,000	(11,554)	(11,559)
BPG	Fannie Mae	4.000%	11/01/2044	8,000	(8,411)	(8,407)
FOB	Fannie Mae	4.000%	11/01/2044	100,000	(104,768)	(105,086)
JPS	Fannie Mae	4.000%	10/01/2044	3,000	(3,168)	(3,162)
MSC	Fannie Mae	4.000%	10/01/2044	7,000	(7,400)	(7,378)
NOM	Fannie Mae	4.000%	10/01/2044	5,000	(5,274)	(5,270)

					$(189,060)	$(189,345)

Total Short Sales					$(189,060)	$(189,345)

(e)	Securities with an aggregate market value of $2,087,378 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2016	398	$(76)	$0	$(20)
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	96	(39)	2	0
Call Options Strike @ EUR 150.500 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	443	(73)	0	(34)
Euro-Bund 10-Year Bond December Futures	Short	12/2014	159	(106)	0	(52)
Put Options Strike @ EUR 146.500 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	443	143	6	0
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond November Futures	Short	10/2014	96	25	0	(11)
U.S. Treasury 10-Year Note December Futures	Long	12/2014	1,760	(1,235)	0	(220)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	67	(92)	0	(27)

Total Futures Contracts				$(1,453)	$8	$(364)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 21 10-Year Index	1.000%	06/20/2024	EUR	1,400	$(13)	$20	$0	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		$43,100	$3,479	$518	$235	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		51,900	(3,611)	(5,969)	311	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		18,300	(979)	(198)	112	0
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024	EUR	3,800	(464)	(432)	0	(5)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		20,400	(15)	(192)	0	(21)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		61,800	(798)	(1,652)	0	(6)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,070,000	(2,525)	(1,983)	49	0
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	3,322,800	(578)	(153)	70	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		880,000	(158)	(11)	19	0

						$(5,649)	$(10,072)	$796	$(32)

Total Swap Agreements						$(5,662)	$(10,052)	$796	$(32)

(g)	Securities with an aggregate market value of $20,958 and cash of $462 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014		$24,245	AUD	27,306	$0	$(337)
	10/2014		456	EUR	352	0	(11)
	10/2014		16,390	GBP	10,022	0	(143)
	11/2014	AUD	27,306		$24,188	336	0
	11/2014	GBP	10,022		16,386	143	0
	01/2015	BRL	12,793		5,437	341	0
BPS	10/2014		59,512		26,394	2,081	0
	10/2014		$24,281	BRL	59,512	32	0
	10/2014		8,774	NZD	11,100	0	(109)
	11/2014	NZD	11,100		$8,746	109	0
	12/2014	MXN	24,812		1,870	32	0
	12/2014		$8,519	MXN	113,945	0	(80)
BRC	10/2014	NZD	11,100		$9,224	559	0
	10/2014		$8,693	INR	526,274	0	(200)
	10/2014		6,811	PLN	21,031	0	(468)
	11/2014		4,344	GBP	2,649	0	(50)
	12/2014	MXN	185,411		$13,977	244	0
CBK	10/2014	INR	3,977,578		64,729	538	0
	10/2014		$1,490	EUR	1,153	0	(34)
	10/2014		2,031	GBP	1,238	0	(24)
	10/2014		31,018	INR	1,885,884	0	(583)
	01/2015	BRL	88		$38	3	0
	01/2015		$63,690	INR	3,977,578	0	(659)
DUB	10/2014		2,526	COP	5,125,605	2	0
	10/2014		3,576	INR	216,527	0	(82)
	11/2014	EUR	4,149		$5,290	49	0
	12/2014	COP	5,125,605		2,509	0	(4)
	12/2014	MXN	140,758		10,740	314	0
FBF	10/2014	BRL	2,294		936	0	(1)
	10/2014	COP	4,270,449		2,223	117	0
	10/2014		$1,011	BRL	2,294	0	(74)
	10/2014		14,299	MYR	45,851	0	(339)
	01/2015	BRL	74,867		$31,469	1,650	0
GLM	10/2014		28,713		12,753	1,022	0
	10/2014	COP	855,156		451	29	0
	10/2014	JPY	7,228,700		69,441	3,531	0
	10/2014		$11,715	BRL	28,713	16	0
	01/2015	BRL	63,966		$26,828	1,351	0
HUS	10/2014		13,097		5,469	119	0
	10/2014		$5,343	BRL	13,097	7	0
	12/2014	MXN	20,864		$1,558	14	(1)
JPM	10/2014	AUD	27,306		25,324	1,416	0
	10/2014	BRL	11,544		4,821	105	0
	10/2014		$4,710	BRL	11,544	6	0
	10/2014		12,255	INR	743,450	0	(257)
	10/2014		66,410	JPY	7,228,700	0	(500)
	10/2014		5,370	MYR	17,118	0	(158)
	10/2014		104	ZAR	1,133	0	(4)
	10/2014	ZAR	12,988		$1,184	35	0
	11/2014	JPY	7,228,700		66,426	501	0
	12/2014	MXN	2,118		161	4	0
	01/2015	BRL	45,926		19,383	1,091	0
MSB	10/2014	EUR	333,699		440,448	18,969	0
	10/2014	GBP	11,260		18,675	421	0
	10/2014		$421,976	EUR	332,059	0	(2,568)
	11/2014	EUR	332,059		$422,062	2,565	0
	12/2014	MXN	191,983		14,600	380	0
RBC	10/2014		$175	EUR	135	0	(4)
	02/2015		30,010	MXN	401,899	0	(339)
UAG	10/2014	BRL	110,572		$45,113	0	(60)
	10/2014	MYR	90,390		27,695	176	0
	10/2014		$48,157	BRL	110,572	0	(2,984)
	10/2014		9,931	INR	605,444	0	(160)
	11/2014	BRL	19,809		$8,355	334	0
	01/2015		3,941		1,697	127	0
	02/2015		$19,167	MYR	62,970	0	(167)

Total Forward Foreign Currency Contracts						$38,769	$(10,400)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	10/29/2014	EUR	12,300	$184	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	11/10/2014		41,200	573	0

								$757	$0

Total Purchased Options								$757	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-22 5-Year Index	Sell	0.990%	10/15/2014		$31,500	$(100)	$(7)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		1,900	(4)	(2)
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		12,900	(15)	(18)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		300	0	0
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		3,700	(8)	(3)
	Put - OTC CDX.IG-22 5-Year Index	Sell	1.000%	12/17/2014		2,000	(4)	(2)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		3,500	(3)	(4)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		5,000	(7)	(8)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014	EUR	23,300	(65)	(34)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		31,400	(67)	(28)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014		$16,400	(19)	(22)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		16,100	(26)	(18)
	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		7,000	(12)	(6)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	4,400	(8)	(4)

							$(338)	$(156)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015	$9,770	$(233)	$(450)
JPM	Call - OTC USD versus INR	INR	65.000	03/10/2015	15,900	(186)	(233)

						$(419)	$(683)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(8)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(9)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(1)
DUB	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(10)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	34,300	(250)	(99)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,900	(20)	(9)

						$(708)	$(136)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.250%	10/29/2014	EUR	24,600	$(185)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.235%	11/10/2014		82,400	(573)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.000%	12/15/2014		26,300	(51)	(58)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.500%	12/15/2014		26,300	(109)	(42)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 11/20/2019)	3-Month USD-LIBOR	Receive	3.200%	11/18/2014		$82,800	(222)	(102)

								$(1,140)	$(202)

Total Written Options								$(2,605)	$(1,177)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.830%	)	09/20/2015	0.046%	$2,000	$0	$(16)	$0	$(16)
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.161%	300	0	(4)	0	(4)
	Marsh & McLennan Cos., Inc.	(0.600%	)	09/20/2015	0.046%	2,000	0	(11)	0	(11)

							$0	$(31)	$0	$(31)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.548%		$8,200	$(421)	$232	$0	$(189)
	Brazil Government International Bond	1.000%	12/20/2019	1.750%		2,700	(73)	(25)	0	(98)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		2,200	(52)	(16)	0	(68)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		2,500	(43)	51	8	0
	JPMorgan Chase & Co.	1.000%	12/20/2019	0.670%		5,900	120	(22)	98	0
	Russia Government International Bond	1.000%	03/20/2019	2.398%		800	(66)	20	0	(46)
BRC	Greece Government International Bond	1.000%	06/20/2016	4.748%		500	(28)	(3)	0	(31)
	Indonesia Government International Bond	1.000%	12/20/2019	1.642%		500	(11)	(4)	0	(15)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.548%		19,000	(958)	521	0	(437)
	South Africa Government International Bond	1.000%	12/20/2019	1.934%		2,700	(97)	(24)	0	(121)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.548%		1,100	(55)	30	0	(25)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		17,100	(296)	351	55	0
	JPMorgan Chase & Co.	1.000%	12/20/2019	0.670%		6,000	126	(25)	101	0
GST	Greece Government International Bond	1.000%	12/20/2015	3.783%	EUR	1,100	(53)	7	0	(46)
	Greece Government International Bond	1.000%	12/20/2016	4.926%		$400	(30)	(2)	0	(32)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		1,300	(72)	(14)	0	(86)
HUS	Russia Government International Bond	1.000%	03/20/2019	2.398%		1,300	(109)	35	0	(74)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.548%		100	(5)	3	0	(2)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		700	(39)	(7)	0	(46)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.548%		300	(15)	8	0	(7)
	Greece Government International Bond	1.000%	06/20/2015	3.923%	EUR	1,900	(88)	39	0	(49)

							$(2,265)	$1,155	$262	$(1,372)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044	GBP	3,900	$8	$(49)	$0	$(41)
BPS	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$87,000	132	(2,578)	0	(2,446)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		30,300	495	(1,851)	0	(1,356)
BRC	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		17,900	0	(132)	0	(132)
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023	EUR	1,200	15	100	115	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		8,400	71	564	635	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	37,200	6	(421)	0	(415)
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016		$25,800	0	(150)	0	(150)
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		22,300	0	(71)	0	(71)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		19,100	(8)	(27)	0	(35)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		13,100	0	(32)	0	(32)
	Receive	3-Month USD-CPURNSA Index	1.930%	02/10/2017		9,200	0	(15)	0	(15)
	Receive	3-Month USD-CPURNSA Index	2.173%	11/01/2018		16,200	0	(200)	0	(200)
FBF	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	29,200	150	(343)	0	(193)
GLM	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$60,300	(128)	(55)	0	(183)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		43,800	24	(1,264)	0	(1,240)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		73,000	0	(655)	0	(655)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		26,500	49	(391)	0	(342)
MYC	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	6,200	12	(52)	0	(40)
RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		$13,100	(39)	(35)	0	(74)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		61,200	108	(1,829)	0	(1,721)
UAG	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	18,400	37	(158)	0	(121)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	19,300	43	573	616	0

							$975	$(9,071)	$1,366	$(9,462)

Total Swap Agreements							$(1,290)	$(7,947)	$1,628	$(10,865)

(i)	Securities with an aggregate market value of $7,822 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$201,933	$0	$201,933
Industrials	0	14,840	0	14,840
Utilities	0	43,438	0	43,438
Municipal Bonds & Notes
West Virginia	0	587	0	587
U.S. Government Agencies	0	73,627	0	73,627
U.S. Treasury Obligations	0	3,141,496	0	3,141,496
Mortgage-Backed Securities	0	101,625	2,625	104,250
Asset-Backed Securities	0	56,868	14,705	71,573
Sovereign Issues	0	424,819	0	424,819
Short-Term Instruments
Certificates of Deposit	0	63,070	0	63,070
Greece Treasury Bills	0	1,257	0	1,257
U.S. Treasury Bills	0	9,018	0	9,018
	$0	$4,132,578	$17,330	$4,149,908

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$968,822	$0	$0	$968,822

Total Investments	$968,822	$4,132,578	$17,330	$5,118,730

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(189,345)	$0	$(189,345)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	796	0	804
Over the counter	0	40,397	0	40,397
	$8	$41,193	$0	$41,201

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(364)	(32)	0	(396)
Over the counter	0	(22,442)	0	(22,442)

	$(364)	$(22,474)	$0	$(22,838)

Totals	$968,466	$3,961,952	$17,330	$4,947,748

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.9%
BANK LOAN OBLIGATIONS 0.2%
Dell, Inc.
3.750% due 10/29/2018		$463	$457

Total Bank Loan Obligations (Cost $461)			457

CORPORATE BONDS & NOTES 71.6%
BANKING & FINANCE 35.6%
Ally Financial, Inc.
2.750% due 01/30/2017		200	197
3.125% due 01/15/2016		300	302
4.625% due 06/26/2015		450	457
American Honda Finance Corp.
0.610% due 05/26/2016		500	503
Banco Bradesco S.A.
4.500% due 01/12/2017		1,500	1,577
Banco Santander Brasil S.A.
4.250% due 01/14/2016		700	726
4.625% due 02/13/2017		1,300	1,363
Banco Santander Chile
1.134% due 04/11/2017		500	502
Bank of America Corp.
0.564% due 08/15/2016		2,000	1,988
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.842% due 09/09/2016		2,000	2,014
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	600	765
BPCE S.A.
0.865% due 06/17/2017		$750	753
1.083% due 02/10/2017		500	505
Caisse Centrale Desjardins
2.550% due 03/24/2016		500	514
CIT Group, Inc.
4.750% due 02/15/2015		1,100	1,113
Credit Suisse
0.725% due 05/26/2017		2,000	2,008
DBS Bank Ltd.
0.844% due 07/15/2021		2,000	1,972
5.000% due 11/15/2019		1,200	1,204
Dexia Credit Local S.A.
0.514% due 01/21/2016		500	500
0.533% due 01/17/2016		300	300
0.534% due 11/13/2015		500	501
0.634% due 01/11/2017		2,200	2,214
1.250% due 10/18/2016		800	806
Eksportfinans ASA
2.000% due 09/15/2015		400	400
2.375% due 05/25/2016		750	753
5.500% due 06/26/2017		500	541
Ford Motor Credit Co. LLC
0.753% due 09/08/2017		1,300	1,302
1.013% due 01/17/2017		600	605
3.984% due 06/15/2016		100	105
General Electric Capital Corp.
0.433% due 01/08/2016		1,300	1,301
GMAC International Finance BV
7.500% due 04/21/2015	EUR	600	784
Goldman Sachs Group, Inc.
0.683% due 03/22/2016		$500	501
0.858% due 06/04/2017		2,500	2,519
5.250% due 12/15/2015	GBP	500	848
7.750% due 11/23/2016	AUD	1,300	1,234
Hana Bank
1.358% due 11/09/2016		$1,450	1,460
4.000% due 11/03/2016		200	211
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		1,550	1,558
HSBC Finance Corp.
0.664% due 06/01/2016		400	400
HSH Nordbank AG
0.385% due 12/31/2015		200	199
Hypothekenbank Frankfurt AG
0.099% due 09/20/2017		2,100	2,076
Hypothekenbank Frankfurt International S.A.
0.099% due 03/20/2017		200	193

Hyundai Capital Services, Inc.
6.000% due 05/05/2015		950	979
Industrial Bank of Korea
1.375% due 10/05/2015		1,300	1,306
2.375% due 07/17/2017		1,000	1,018
ING Bank NV
0.925% due 10/01/2019 (a)		1,500	1,500
International Lease Finance Corp.
4.875% due 04/01/2015		1,950	1,983
8.625% due 09/15/2015		600	635
IPIC GMTN Ltd.
1.750% due 11/30/2015		800	808
3.125% due 11/15/2015		1,000	1,022
Jackson National Life Global Funding
1.250% due 02/21/2017		1,500	1,493
JPMorgan Chase & Co.
0.602% due 10/12/2015	EUR	400	505
0.754% due 02/15/2017		$1,250	1,257
0.894% due 10/15/2015		1,200	1,207
0.944% due 03/31/2016		200	200
1.068% due 05/30/2017	GBP	100	160
2.600% due 01/15/2016		$700	715
4.100% due 05/17/2018	AUD	100	88
JPMorgan Chase Bank N.A.
0.564% due 06/13/2016		$400	400
Kookmin Bank
1.110% due 01/27/2017		500	504
1.484% due 10/11/2016		1,500	1,520
Korea Development Bank
0.685% due 06/11/2015		1,000	1,000
0.857% due 01/22/2017		2,000	2,006
1.000% due 01/22/2016		2,000	1,999
Korea Exchange Bank
3.125% due 06/26/2017		200	207
Korea Finance Corp.
3.250% due 09/20/2016		500	520
LeasePlan Corp. NV
3.000% due 10/23/2017		200	205
Macquarie Bank Ltd.
1.026% due 03/24/2017		600	606
5.000% due 02/22/2017		200	216
Macquarie Group Ltd.
3.000% due 12/03/2018		1,300	1,328
Morgan Stanley
5.375% due 10/15/2015		200	210
Muenchener Hypothekenbank eG
1.125% due 07/13/2015		1,200	1,206
Navient LLC
3.875% due 09/10/2015		400	405
6.250% due 01/25/2016		1,550	1,613
Nordea Bank AB
0.592% due 04/04/2017		1,200	1,203
0.694% due 05/13/2016		300	301
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	205
NRAM Covered Bond LLP
5.625% due 06/22/2017		700	780
NRW Bank
0.435% due 08/13/2018		1,400	1,403
0.487% due 01/31/2017		700	703
Piper Jaffray Cos.
2.233% due 05/31/2017		200	200
Prudential Covered Trust
2.997% due 09/30/2015		225	230
QNB Finance Ltd.
1.487% due 10/31/2016		1,000	1,011
Rabobank Group
4.000% due 09/10/2015	GBP	1,000	1,665
RCI Banque S.A.
4.600% due 04/12/2016		$500	525
Regions Financial Corp.
5.750% due 06/15/2015		1,000	1,032
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	508
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	102
Shinhan Bank
0.883% due 04/08/2017		500	502
Springleaf Finance Corp.
5.400% due 12/01/2015		800	820
Swedbank Hypotek AB
2.950% due 03/28/2016		700	723
Toyota Motor Credit Corp.
0.521% due 05/17/2016		1,100	1,104

Weyerhaeuser Co.
6.950% due 08/01/2017		493	563

			82,175

INDUSTRIALS 26.5%
AbbVie, Inc.
1.200% due 11/06/2015		700	703
Altria Group, Inc.
4.125% due 09/11/2015		250	258
Amgen, Inc.
0.615% due 05/22/2017		750	752
2.125% due 05/15/2017		250	255
2.300% due 06/15/2016		250	256
Anglo American Capital PLC
1.184% due 04/15/2016		500	503
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	100	127
Asciano Finance Ltd.
3.125% due 09/23/2015		$400	407
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		332	339
BAT International Finance PLC
2.125% due 06/07/2017		450	458
BMW U.S. Capital LLC
0.574% due 06/02/2017		400	401
Boston Scientific Corp.
6.400% due 06/15/2016		800	870
BSKYB Finance UK PLC
5.625% due 10/15/2015		1,600	1,681
Canadian Natural Resources Ltd.
0.608% due 03/30/2016		2,200	2,206
Chesapeake Energy Corp.
3.484% due 04/15/2019		200	201
ConAgra Foods, Inc.
0.603% due 07/21/2016		2,100	2,104
Covidien International Finance S.A.
1.350% due 05/29/2015		250	251
Crown Castle Towers LLC
3.214% due 08/15/2035		1,400	1,430
Daimler Finance North America LLC
0.584% due 03/10/2017		1,500	1,501
1.300% due 07/31/2015		480	483
Devon Energy Corp.
0.684% due 12/15/2015		600	602
0.774% due 12/15/2016		300	302
DISH DBS Corp.
7.125% due 02/01/2016		1,000	1,063
7.750% due 05/31/2015		100	104
Enbridge, Inc.
0.684% due 06/02/2017		500	502
Enterprise Products Operating LLC
5.600% due 10/15/2014		200	200
Express Scripts Holding Co.
2.750% due 11/21/2014		1,250	1,254
Freeport-McMoRan, Inc.
1.400% due 02/13/2015		1,050	1,053
Georgia-Pacific LLC
7.700% due 06/15/2015		630	661
Glencore Finance Canada Ltd.
2.850% due 11/10/2014		700	702
HCA, Inc.
6.375% due 01/15/2015		500	506
6.500% due 02/15/2016		950	994
7.190% due 11/15/2015		400	420
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		2,500	2,589
Hyundai Capital America
1.450% due 02/06/2017		200	200
1.875% due 08/09/2016		1,500	1,519
4.000% due 06/08/2017		500	528
KazMunayGas National Co. JSC
11.750% due 01/23/2015		2,000	2,063
Kia Motors Corp.
3.625% due 06/14/2016		500	519
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015		600	611
Korea National Oil Corp.
3.125% due 04/03/2017		200	207
Life Technologies Corp.
4.400% due 03/01/2015		1,000	1,016
Linde Finance BV
3.625% due 11/13/2014		900	903
Lowe’s Cos., Inc.
0.654% due 09/10/2019		500	501

McKesson Corp.
0.634% due 09/10/2015	2,000	2,003
MGM Resorts International
6.625% due 07/15/2015	1,100	1,133
6.875% due 04/01/2016	650	690
Mylan, Inc.
6.000% due 11/15/2018	725	751
NBCUniversal Enterprise, Inc.
0.919% due 04/15/2018	1,000	1,011
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	500	505
Nissan Motor Acceptance Corp.
0.784% due 03/03/2017	500	502
0.935% due 09/26/2016	1,200	1,210
1.000% due 03/15/2016	100	100
1.950% due 09/12/2017	100	101
PepsiCo, Inc.
0.445% due 02/26/2016	500	501
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015	1,400	1,409
Phillips 66
1.950% due 03/05/2015	300	302
Plains Exploration & Production Co.
6.125% due 06/15/2019	488	536
Reynolds American, Inc.
1.050% due 10/30/2015	1,000	1,003
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	750
SABIC Capital BV
3.000% due 11/02/2015	1,700	1,739
Sabine Pass LNG LP
7.500% due 11/30/2016	200	213
SABMiller Holdings, Inc.
1.850% due 01/15/2015	2,500	2,510
Sanofi
2.625% due 03/29/2016	400	412
Sutter Health
1.090% due 08/15/2053	1,000	991
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	250	251
TCI Communications, Inc.
8.750% due 08/01/2015	800	855
Telefonica Emisiones S.A.U.
0.883% due 06/23/2017	1,500	1,500
4.949% due 01/15/2015	1,000	1,012
6.421% due 06/20/2016	200	217
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	250	255
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	513
Toll Brothers Finance Corp.
8.910% due 10/15/2017	200	233
Tyco Electronics Group S.A.
0.437% due 01/29/2016	500	500
USG Corp.
6.300% due 11/15/2016	100	106
8.375% due 10/15/2018	300	313
9.750% due 01/15/2018	250	291
Volkswagen International Finance NV
0.671% due 11/18/2016	1,400	1,407
Wesfarmers Ltd.
2.983% due 05/18/2016	250	258
Williams Partners LP
3.800% due 02/15/2015	500	506
Woodside Finance Ltd.
4.500% due 11/10/2014	267	268

		61,062

UTILITIES 9.5%
AES Corp.
3.234% due 06/01/2019	600	593
AT&T, Inc.
0.653% due 03/30/2017	500	501
BP Capital Markets PLC
0.657% due 11/07/2016	900	902
0.700% due 11/06/2015	500	500
Enel Finance International NV
3.875% due 10/07/2014	1,473	1,473
Entergy Corp.
3.625% due 09/15/2015	400	410
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	500	511
Korea Electric Power Corp.
3.000% due 10/05/2015	400	408

Korea Hydro & Nuclear Power Co. Ltd.
1.015% due 05/22/2017		1,000	1,000
3.125% due 09/16/2015		600	613
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		250	258
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		300	302
Orange S.A.
5.000% due 05/12/2016	GBP	1,000	1,712
Petrobras Global Finance BV
2.595% due 03/17/2017		$300	304
Plains All American Pipeline LP
3.950% due 09/15/2015		440	453
Rosneft Finance S.A.
7.500% due 07/18/2016		1,500	1,568
Scottish Power Ltd.
5.375% due 03/15/2015		1,500	1,531
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		1,300	1,302
1.154% due 04/10/2019		400	401
Sprint Communications, Inc.
6.000% due 12/01/2016		600	632
8.375% due 08/15/2017		1,100	1,233
Telecom Italia Capital S.A.
5.250% due 10/01/2015		900	928
Verizon Communications, Inc.
0.632% due 06/09/2017		3,050	3,059
1.984% due 09/14/2018		1,250	1,318

			21,912

Total Corporate Bonds & Notes (Cost $165,322)			165,149

MUNICIPAL BONDS & NOTES 1.1%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.135% due 11/25/2043		142	143

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016		300	308
University of California Revenue Bonds, Series 2011
0.657% due 07/01/2041		500	502

			810

FLORIDA 0.2%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015		200	204
4.000% due 07/01/2016		165	176

			380

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.620% due 02/01/2015		100	100

NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015		300	314

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.780% due 12/01/2033		240	239

OHIO 0.2%
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033		500	510

Total Municipal Bonds & Notes (Cost $2,486)			2,496

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.222% due 12/25/2036		14	13
0.275% due 03/25/2034		11	11
0.305% due 08/25/2034		4	4
0.355% due 02/25/2037 - 10/27/2037		213	213
0.505% due 05/25/2042		7	7
0.555% due 12/25/2043		2,350	2,363
0.705% due 09/25/2041		237	240
0.735% due 06/25/2041		169	171

0.835% due 12/25/2037		81	82
0.856% due 01/01/2021		188	190
1.318% due 03/01/2044 - 07/01/2044		32	34
2.380% due 10/01/2031		1	1
Freddie Mac
0.195% due 12/25/2036		34	33
0.604% due 09/15/2041		115	117
0.854% due 02/15/2038		108	110
1.318% due 10/25/2044 - 02/25/2045		227	233
1.518% due 07/25/2044		42	44
Ginnie Mae
0.706% due 04/20/2062		341	344
0.856% due 02/20/2062		271	274
1.206% due 02/20/2062		170	175
1.625% due 02/20/2032		8	8
NCUA Guaranteed Notes
0.504% due 12/07/2020		120	120
0.526% due 11/06/2017		161	161
0.716% due 12/08/2020		175	177
1.600% due 10/29/2020		78	79

Total U.S. Government Agencies (Cost $5,162)			5,204

MORTGAGE-BACKED SECURITIES 2.9%
Banc of America Commercial Mortgage Trust
5.920% due 05/10/2045		100	106
Banc of America Mortgage Trust
3.321% due 07/20/2032		1	1
BCAP LLC Trust
2.453% due 11/26/2035		48	48
Bear Stearns Adjustable Rate Mortgage Trust
2.759% due 01/25/2034		5	5
Bear Stearns ALT-A Trust
2.617% due 09/25/2035		30	26
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041		25	25
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		12	12
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		809	860
Commercial Mortgage Trust
2.365% due 02/10/2029		700	716
Countrywide Home Loan Reperforming Trust
0.495% due 06/25/2035		17	15
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		432	460
5.857% due 03/15/2039		68	72
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032		4	3
2.188% due 06/25/2033		18	18
DBRR Trust
0.853% due 02/25/2045		892	892
First Republic Mortgage Loan Trust
0.454% due 08/15/2032		13	12
Greenpoint Mortgage Funding Trust
0.375% due 06/25/2045		33	30
GS Mortgage Securities Trust
4.761% due 07/10/2039		755	763
GSR Mortgage Loan Trust
2.660% due 09/25/2035		22	22
HarborView Mortgage Loan Trust
0.373% due 05/19/2035		46	40
JPMorgan Chase Commercial Mortgage Securities Trust
4.899% due 01/12/2037		81	81
5.440% due 06/12/2047		483	521
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.594% due 12/15/2030		5	5
Merrill Lynch Mortgage Investors Trust
1.155% due 10/25/2035		16	15
Morgan Stanley Capital Trust
1.085% due 03/15/2045		49	49
RBSSP Resecuritization Trust
0.655% due 10/26/2036		154	151
2.203% due 12/26/2036		183	185
Selkirk Ltd.
1.860% due 12/20/2041		1,000	995
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	8	10
Structured Asset Mortgage Investments Trust
0.385% due 05/25/2045		$50	46
0.403% due 07/19/2035		8	8
0.813% due 09/19/2032		4	4
Vulcan European Loan Conduit Ltd.
0.478% due 05/15/2017	EUR	48	60

Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		$18	17
5.558% due 03/15/2045		208	218
WaMu Commercial Mortgage Securities Trust
5.525% due 03/23/2045		255	261
WaMu Mortgage Pass-Through Certificates Trust
1.115% due 02/25/2046		24	23
1.115% due 08/25/2046		35	31
1.315% due 11/25/2042		12	12
1.515% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $6,971)			6,821

ASSET-BACKED SECURITIES 6.8%
Alba SPV SRL
1.701% due 04/20/2040	EUR	796	1,010
Apidos CDO Ltd.
0.495% due 06/12/2020		$234	234
Ares CLO Ltd.
0.865% due 11/25/2020		299	298
Bear Stearns Asset-Backed Securities Trust
0.815% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.471% due 11/15/2017		41	41
Carrington Mortgage Loan Trust
0.255% due 06/25/2037		7	7
Citibank Omni Master Trust
4.900% due 11/15/2018		1,300	1,308
COA Summit CLO Ltd.
1.584% due 04/20/2023		1,900	1,899
Commercial Industrial Finance Corp.
1.382% due 08/14/2024		400	401
Cornerstone CLO Ltd.
0.454% due 07/15/2021		1,000	994
Countrywide Asset-Backed Certificates
0.635% due 12/25/2031		2	2
0.895% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.895% due 08/25/2032		3	2
Drug Royalty LP
3.082% due 07/15/2023		294	296
Dryden Leveraged Loan CDO
0.474% due 10/20/2020		189	188
Dryden Senior Loan Fund
1.404% due 01/15/2022		1,000	1,000
Duane Street CLO Ltd.
0.484% due 01/11/2021		65	64
Educational Services of America, Inc.
0.885% due 04/25/2039		209	210
Fore CLO Ltd.
0.479% due 07/20/2019		68	68
Franklin CLO Ltd.
0.494% due 06/15/2018		24	24
Gallatin CLO Ltd.
1.432% due 07/15/2023		2,000	1,996
Golden Knight CDO Corp.
0.474% due 04/15/2019		525	523
Gracechurch Card Funding PLC
0.854% due 02/15/2017		500	501
Harbourmaster CLO BV
0.422% due 05/08/2023	EUR	485	609
Highbridge Loan Management Ltd.
1.485% due 09/20/2022		$500	500
Irwin Whole Loan Home Equity Trust
0.695% due 07/25/2032		0	1
LCM LP
1.494% due 04/15/2022		600	600
Madison Park Funding Ltd.
1.481% due 04/22/2022		850	849
MASTR Asset-Backed Securities Trust
0.205% due 11/25/2036		3	1
Morgan Stanley Investment Management Croton Ltd.
0.494% due 01/15/2018		65	65
Mountain Capital CLO Ltd.
0.474% due 09/15/2018		433	433
Nelnet Student Loan Trust
0.934% due 07/25/2018		8	9
Northstar Education Finance, Inc.
0.856% due 12/26/2031		153	154
Octagon Investment Partners Ltd.
1.508% due 05/05/2023		700	699
Renaissance Home Equity Loan Trust
0.515% due 11/25/2034		6	5
0.655% due 12/25/2033		28	28
1.035% due 08/25/2033		6	6

SLM Student Loan Trust
0.434% due 12/17/2018		70	70
0.734% due 10/25/2017		127	127
1.734% due 04/25/2023		52	54
Stanfield Bristol CLO Ltd.
0.494% due 10/15/2019		6	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.490% due 11/01/2018		71	71
WhiteHorse Ltd.
0.510% due 05/01/2018		14	14
0.710% due 05/01/2018		250	250

Total Asset-Backed Securities (Cost $15,687)			15,621

SOVEREIGN ISSUES 5.4%
Development Bank of Japan, Inc.
0.433% due 04/17/2015		3,000	3,002
Export-Import Bank of Korea
0.984% due 01/14/2017		1,800	1,812
1.085% due 09/17/2016		300	303
1.250% due 11/20/2015		500	503
Japan Bank for International Cooperation
1.875% due 09/24/2015		1,000	1,015
Japan Finance Organization for Municipalities
0.408% due 11/28/2014		1,000	1,000
Korea Housing Finance Corp.
4.125% due 12/15/2015		900	933
Korea Land & Housing Corp.
1.875% due 08/02/2017		2,000	2,006
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	100	128
4.700% due 11/01/2016		500	682
State of North Rhine-Westphalia
0.535% due 04/28/2017		$700	705
0.934% due 07/11/2017		300	305

Total Sovereign Issues (Cost $12,403)			12,394

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040		3,000	81

Total Preferred Securities (Cost $81)			81

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.7%
CERTIFICATES OF DEPOSIT 1.5%
Intesa Sanpaolo SpA
1.614% due 04/11/2016		$200	202
1.650% due 04/07/2015		2,000	2,007
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		1,000	1,000
1.190% due 06/26/2015		250	250

			3,459

COMMERCIAL PAPER 5.8%
ENI Coordination Center S.A.
0.500% due 03/20/2015		2,000	1,997
ENI Finance USA, Inc.
0.071% due 10/26/2015		500	500
Entergy Corp.
0.870% due 10/07/2014		500	500
0.870% due 10/20/2014		1,100	1,099
Ford Motor Credit Co.
0.720% due 03/02/2015		1,100	1,097
0.760% due 01/05/2015		200	200
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (b)		1,000	977
NiSource Finance Corp.
0.620% due 10/10/2014		500	500

0.620% due 10/15/2014		1,000	1,000
Tesco Treasury Services PLC
1.024% due 08/17/2015		2,000	1,985
Vodafone Group PLC
0.510% due 04/10/2015		1,800	1,796
0.550% due 04/10/2015		250	249
0.600% due 06/29/2015		250	249
WPP CP LLC
0.540% due 12/11/2014		1,200	1,199

			13,348

SLOVENIA TREASURY BILLS 0.4%
0.761% due 04/09/2015	EUR	700	884

Total Short-Term Instruments (Cost $17,755)			17,691

Total Investments in Securities (Cost $226,328)			225,914

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio		452	5
PIMCO Short-Term Floating NAV Portfolio III		221,415	2,212

Total Short-Term Instruments (Cost $2,217)			2,217

Total Investments in Affiliates (Cost $2,217)			2,217

Total Investments 98.9% (Cost $228,545)			$228,131
Financial Derivative Instruments (c)(d) 0.5% (Cost or Premiums, net $303)			1,052
Other Assets and Liabilities, net 0.6%			1,462

Net Assets 100.0%			$230,645

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$976	$977	0.42%

Borrowings and Other Financing Transactions

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $18,686 at a weighted average interest rate of 0.030%.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2016	172	$(37)	$0	$(9)
90-Day Eurodollar March Futures	Short	03/2018	278	51	11	0

Total Futures Contracts				$14	$11	$(9)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/17/2017	$30,900	$(19)	$21	$8	$0

Total Swap Agreements					$(19)	$21	$8	$0

Cash of $387 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2014	EUR	5,986		$8,021	$458	$0
	12/2014	GBP	2,792		4,509	0	(14)
BPS	11/2014	EUR	506		652	13	0
BRC	10/2014	AUD	102		95	5	0
	11/2014		$7	EUR	5	0	0
	12/2014		1,234	GBP	754	0	(12)
	03/2015	EUR	100		$137	11	0
CBK	11/2014		$2,269	EUR	1,750	0	(58)
DUB	10/2014	JPY	304,800		$2,897	118	0
	04/2015	EUR	700		966	81	0
FBF	11/2014		$4,763	JPY	521,100	0	(11)
GLM	10/2014	JPY	406,402		$3,904	198	0
	11/2014	EUR	483		615	5	0
	11/2014		$1,564	EUR	1,190	0	(61)
HUS	10/2014	AUD	1,394		$1,300	79	0
JPM	10/2014		$6,534	JPY	711,202	0	(49)
	11/2014	JPY	711,202		$6,535	49	0
	11/2014		$131	EUR	98	0	(7)

Total Forward Foreign Currency Contracts						$1,017	$(212)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	07/21/2015	$56,800	$142	$125
JPM	Call - OTC 1-Year Interest Rate Swap (Effective 07/23/2018)	3-Month USD-LIBOR	Pay	1.750%	07/21/2015	39,900	11	7
	Call - OTC 1-Year Interest Rate Swap (Effective 07/25/2016)	3-Month USD-LIBOR	Pay	2.025%	07/21/2015	38,000	138	98

							$291	$230

Total Purchased Options							$291	$230

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.340%	07/21/2015	$56,800	$(85)	$(70)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570%	07/21/2015	56,800	(57)	(45)
JPM	Call - OTC 1-Year Interest Rate Swap (Effective 07/23/2018)	3-Month USD-LIBOR	Receive	3.000%	07/21/2015	39,900	(149)	(128)

							$(291)	$(243)

Total Written Options							$(291)	$(243)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2016	0.320%		$400	$6	$0	$6	$0
BPS	Domtar Corp.	1.000%	06/20/2019	1.680%		800	(13)	(11)	0	(24)
CBK	HeidelbergCement Finance BV	5.000%	06/20/2019	1.588%	EUR	100	24	(4)	20	0
	Lafarge S.A.	1.000%	06/20/2019	0.890%		700	(4)	9	5	0
	Wendel S.A.	5.000%	09/20/2019	1.117%		400	105	(9)	96	0
FBF	HeidelbergCement Finance BV	5.000%	06/20/2019	1.588%		500	119	(20)	99	0
	Volvo Treasury AB	1.000%	09/20/2019	0.990%		500	4	(3)	1	0
GST	Wendel S.A.	5.000%	09/20/2019	1.117%		400	105	(9)	96	0
JPM	Volvo Treasury AB	1.000%	09/20/2019	0.990%		300	2	(2)	0	0
MYC	Domtar Corp.	1.000%	09/20/2019	1.806%		$900	(29)	(5)	0	(34)

							$319	$(54)	$323	$(58)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$1,816	$(8)	$1	$0	$(7)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	2,043	(8)	0	0	(8)

					$(16)	$1	$0	$(15)

Total Swap Agreements					$303	$(53)	$323	$(73)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$457	$0	$457
Corporate Bonds & Notes
Banking & Finance	0	82,175	0	82,175
Industrials	0	61,062	0	61,062
Utilities	0	21,912	0	21,912
Municipal Bonds & Notes
Arkansas	0	143	0	143
California	0	810	0	810
Florida	0	380	0	380
New Jersey	0	100	0	100
New York	0	314	0	314
North Carolina	0	239	0	239
Ohio	0	510	0	510
U.S. Government Agencies	0	5,084	120	5,204
Mortgage-Backed Securities	0	4,934	1,887	6,821
Asset-Backed Securities	0	15,621	0	15,621
Sovereign Issues	0	12,394	0	12,394
Preferred Securities Banking & Finance	81	0	0	81
Short-Term Instruments
Certificates of Deposit	0	3,459	0	3,459
Commercial Paper	0	12,848	500	13,348
Slovenia Treasury Bills	0	884	0	884
	$81	$223,326	$2,507	$225,914

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,217	$0	$0	$2,217

Total Investments	$2,298	$223,326	$2,507	$228,131

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	8	0	19
Over the counter	0	1,570	0	1,570
	$11	$1,578	$0	$1,589

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	0	0	(9)
Over the counter	0	(528)	0	(528)

	$(9)	$(528)	$0	$(537)

Totals	$2,300	$224,376	$2,507	$229,183

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 12/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$997	$0	$0	$1	$0	$2	$0	$(1,000)	$0	$0
U.S. Government Agencies	530	0	(71)	0	0	(1)	0	(338)	120	0
Mortgage-Backed Securities	229	995	(229)	0	0	0	892	0	1,887	0
Short-Term Instruments
Commercial Paper	0	500	0	0	0	0	0	0	500	0

Totals	$1,756	$1,495	$(300)	$1	$0	$1	$892	$(1,338)	$2,507	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$120	Third Party Vendor	Broker Quote	100.11
Mortgage-Backed Securities	1,887	Benchmark Pricing	Base Price	99.50 - 100.00
Short-Term Instruments
Commercial Paper	500	Benchmark Pricing	Base Price	99.92

Total	$2,507

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.9%
BANK LOAN OBLIGATIONS 0.4%
Biomet, Inc.
3.154% due 03/25/2015		$248	$248
Chrysler Group LLC
3.500% due 05/24/2017		28,500	28,326
Community Health Systems, Inc.
3.485% due 01/25/2017		1,197	1,193
HCA, Inc.
2.654% due 05/02/2016		493	491
2.904% due 03/31/2017		3,990	3,968

Total Bank Loan Obligations (Cost $34,501)			34,226

CORPORATE BONDS & NOTES 17.3%
BANKING & FINANCE 14.3%
AIG Life Holdings, Inc.
8.125% due 03/15/2046		3,200	4,561
Ally Financial, Inc.
2.750% due 01/30/2017		43,600	42,837
4.625% due 06/26/2015		6,200	6,302
5.500% due 02/15/2017		12,200	12,718
6.750% due 12/01/2014		36,700	36,990
8.300% due 02/12/2015		46,100	47,137
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,052
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,396
American International Group, Inc.
5.050% due 10/01/2015		12,500	13,050
5.450% due 05/18/2017		1,100	1,213
5.600% due 10/18/2016		6,100	6,644
6.250% due 03/15/2087		2,100	2,367
8.250% due 08/15/2018		3,450	4,218
Banco Espirito Santo S.A.
2.625% due 05/08/2017	EUR	3,000	3,316
4.000% due 01/21/2019		7,700	8,802
5.875% due 11/09/2015		1,600	2,008
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$1,800	1,868
4.500% due 04/06/2015		13,100	13,280
Bank of America Corp.
0.564% due 08/15/2016		2,800	2,784
0.845% due 08/25/2017		5,300	5,317
1.500% due 10/09/2015		5,500	5,543
3.700% due 09/01/2015		7,000	7,189
5.750% due 12/01/2017		10,000	11,136
6.500% due 08/01/2016		32,700	35,703
6.875% due 04/25/2018		16,200	18,703
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,054
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,263
Bank of Montreal
2.850% due 06/09/2015		7,200	7,324
Bank of Nova Scotia
1.950% due 01/30/2017		500	510
Barclays Bank PLC
10.179% due 06/12/2021		1,900	2,594
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,352
6.500% due 03/10/2021		6,400	7,008
7.250% due 04/22/2020 (e)		6,400	7,277
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,100	28,414
7.250% due 02/01/2018		11,200	13,041
Blackstone CQP Holdco LP
9.296% due 03/18/2019		4,100	4,101
BNP Paribas S.A.
0.547% due 11/07/2015		46,800	46,813
BPCE S.A.
4.625% due 07/11/2024		2,300	2,255
CIT Group, Inc.
4.750% due 02/15/2015		2,200	2,226
Citigroup, Inc.
0.502% due 06/09/2016		13,100	13,034

0.760% due 05/01/2017		65,200	65,375
4.587% due 12/15/2015		41,900	43,780
4.875% due 05/07/2015		9,982	10,234
5.500% due 10/15/2014		2,399	2,403
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		1,500	1,733
Credit Suisse
0.535% due 03/11/2016		20,800	20,798
Export-Import Bank of India
2.383% due 03/30/2016		5,000	5,048
Fifth Third Bancorp
0.653% due 12/20/2016		3,000	2,995
Ford Motor Credit Co. LLC
0.753% due 09/08/2017		12,400	12,423
1.700% due 05/09/2016		9,220	9,301
3.875% due 01/15/2015		900	909
3.984% due 06/15/2016		1,400	1,467
6.625% due 08/15/2017		8,900	10,069
7.000% due 04/15/2015		7,500	7,759
8.000% due 12/15/2016		500	569
8.700% due 10/01/2014		3,600	3,600
General Electric Capital Corp.
3.800% due 06/18/2019		6,900	7,359
6.375% due 11/15/2067		9,600	10,416
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,000	4,038
Goldman Sachs Group, Inc.
3.300% due 05/03/2015		7,400	7,519
GSPA Monetization Trust
6.422% due 10/09/2029		15,811	18,010
HBOS PLC
0.933% due 09/06/2017		7,700	7,699
0.967% due 09/01/2016	EUR	200	252
ING Bank NV
0.574% due 01/04/2016		$79,600	79,704
International Lease Finance Corp.
4.875% due 04/01/2015		7,300	7,423
5.750% due 05/15/2016		2,300	2,408
6.750% due 09/01/2016		9,100	9,851
7.125% due 09/01/2018		7,000	7,892
8.625% due 09/15/2015		6,700	7,094
8.750% due 03/15/2017		800	894
JPMorgan Chase & Co.
0.754% due 02/15/2017		75,600	76,000
3.700% due 01/20/2015		1,100	1,111
4.750% due 03/01/2015		18,900	19,242
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,308
KBC Bank NV
8.000% due 01/25/2023		1,000	1,111
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,385
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,494
LBG Capital PLC
8.000% due 06/15/2020 (c)		2,400	2,601
8.500% due 12/17/2021 (c)		1,100	1,190
15.000% due 12/21/2019	GBP	8,200	18,877
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$32,400	47,790
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	5,400	8,798
Metropolitan Life Global Funding
0.363% due 06/23/2016		$10,600	10,610
Mizuho Bank Ltd.
0.684% due 09/25/2017		1,600	1,600
Morgan Stanley
0.714% due 10/15/2015		700	702
6.000% due 04/28/2015		47,724	49,200
National Australia Bank Ltd.
0.513% due 06/30/2017		57,700	57,786
National Bank of Canada
2.200% due 10/19/2016		2,500	2,565
Nationwide Building Society
6.250% due 02/25/2020		3,600	4,208
Navient Corp.
5.050% due 11/14/2014		16,746	16,788
6.250% due 01/25/2016		24,450	25,440
8.450% due 06/15/2018		17,600	19,844
Navient LLC
5.000% due 04/15/2015		5,000	5,088
6.000% due 01/25/2017		4,200	4,405
Nykredit Realkredit A/S
2.000% due 04/01/2015	DKK	4,400	753
QNB Finance Ltd.
3.125% due 11/16/2015		$3,000	3,071

Rabobank Group
0.515% due 11/23/2016		50,600	50,623
0.565% due 04/28/2017		18,300	18,302
6.875% due 03/19/2020	EUR	7,600	11,435
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		$21,900	25,117
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		500	508
5.499% due 07/07/2015		13,100	13,373
Springleaf Finance Corp.
6.900% due 12/15/2017		64,200	68,373
State Bank of India
4.500% due 07/27/2015		6,000	6,161
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		5,916	6,234
Stone Street Trust
5.902% due 12/15/2015		9,500	10,069
Turkiye Garanti Bankasi A/S
2.734% due 04/20/2016		3,100	3,112
Wells Fargo Capital
5.950% due 12/01/2086		15,900	16,417

			1,442,113

INDUSTRIALS 1.6%
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,004
2.300% due 06/15/2016		7,700	7,880
Apple, Inc.
2.850% due 05/06/2021		4,400	4,417
BAT International Finance PLC
1.400% due 06/05/2015		1,600	1,608
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,776
Con-way, Inc.
7.250% due 01/15/2018		2,600	2,995
CSN Islands Corp.
6.875% due 09/21/2019		2,600	2,749
CSN Resources S.A.
6.500% due 07/21/2020		1,755	1,802
Daimler Finance North America LLC
1.300% due 07/31/2015		11,500	11,574
DISH DBS Corp.
7.750% due 05/31/2015		1,900	1,969
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,300	1,469
Gerdau Trade, Inc.
5.750% due 01/30/2021		4,200	4,352
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,582
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	36,000	44,982
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		$3,600	3,728
MMC Norilsk Nickel OJSC Via MMC Finance Ltd.
5.550% due 10/28/2020		2,000	1,995
Noble Group Ltd.
4.875% due 08/05/2015		700	720
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		5,765	6,471
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019		40,500	46,633
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,820
Rohm & Haas Co.
6.000% due 09/15/2017		1,062	1,189

			157,715

UTILITIES 1.4%
Entergy Corp.
3.625% due 09/15/2015		12,200	12,498
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,300	2,343
Majapahit Holding BV
7.250% due 06/28/2017		4,700	5,275
7.750% due 10/17/2016		3,405	3,784
7.750% due 01/20/2020		3,100	3,604
8.000% due 08/07/2019		5,100	5,980
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		2,000	2,039
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		12,863	13,300
Petrobras Global Finance BV
2.374% due 01/15/2019		2,400	2,405

Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,723
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	903
6.750% due 09/30/2019	2,000	2,392
Rosneft Finance S.A.
6.625% due 03/20/2017	1,000	1,032
7.875% due 03/13/2018	3,000	3,214
Verizon Communications, Inc.
1.984% due 09/14/2018	45,400	47,871
2.500% due 09/15/2016	5,500	5,646
3.650% due 09/14/2018	14,200	14,973

		138,982

Total Corporate Bonds & Notes (Cost $1,674,165)		1,738,810

MUNICIPAL BONDS & NOTES 4.3%
CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,860
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,859
7.043% due 04/01/2050	8,600	12,360
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,615
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	17,900	25,556
7.550% due 04/01/2039	2,000	2,918
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	8,582
7.625% due 03/01/2040	18,600	27,140
7.700% due 11/01/2030	100	124
7.950% due 03/01/2036	29,300	35,769
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	10,633
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,030
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,945
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,543
7.618% due 08/01/2040	15,400	21,271
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,853
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,468
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,479
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	9,500	11,718
6.548% due 05/15/2048	4,700	6,139
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	453
7.021% due 08/01/2040	700	795
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	16,666
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	37,148
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	514

		254,438

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,757

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	655	659

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,834

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,376

NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,643

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	15,412
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	18,500	26,514

		41,926

NEW YORK 0.2%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	6,100	7,274
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,400	1,772
6.282% due 06/15/2042	2,100	2,406
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	3,019

		14,471

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	45,299
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,030

		48,329

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	20,700	26,236

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	20,000	20,324

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,583

Total Municipal Bonds & Notes (Cost $367,923)		428,576

U.S. GOVERNMENT AGENCIES 14.6%
Fannie Mae
0.215% due 12/25/2036 - 07/25/2037	2,547	2,495
0.405% due 05/25/2037	399	400
0.465% due 04/25/2037	1,932	1,937
0.505% due 03/25/2044	1,501	1,499
0.565% due 09/25/2035	897	904
0.605% due 09/25/2035	5,204	5,244
0.855% due 10/25/2037	1,230	1,248
0.875% due 12/20/2017 - 05/21/2018	26,400	26,017
1.055% due 07/25/2039	657	672
1.125% due 04/27/2017 (g)	19,100	19,202
1.250% due 01/30/2017	3,200	3,230
1.318% due 06/01/2043 - 07/01/2044	1,822	1,872
1.518% due 09/01/2040	6	6
1.700% due 04/01/2035	3,314	3,468
1.875% due 09/18/2018	2,100	2,123
1.940% due 08/01/2035	868	927
2.202% due 05/25/2035	304	311
2.293% due 01/01/2025	9	9
2.310% due 08/01/2022	4,700	4,595
2.334% due 09/01/2039	24	24
2.340% due 11/01/2025	1	1
2.475% due 04/01/2019	14,693	15,006
2.670% due 08/01/2022	773	772
2.870% due 09/01/2027	6,700	6,405
3.000% due 09/01/2020 - 10/01/2029	90,359	93,223
3.330% due 11/01/2021	1,332	1,388
3.500% due 10/01/2029	53,000	55,720
3.802% due 10/01/2032	429	442
3.869% due 11/01/2035	82	87
4.000% due 01/01/2026 - 10/01/2044	6,470	6,854
4.386% due 12/01/2036	691	735
4.500% due 08/01/2018 - 11/01/2044	324,888	350,995
4.501% due 07/01/2019 - 09/01/2034	29,410	32,264
4.979% due 09/01/2035	208	223

5.000% due 05/11/2017 (g)		1,600	1,767
5.000% due 01/01/2023 - 11/01/2044		83,210	91,835
5.154% due 08/01/2035		281	301
5.375% due 06/12/2017 (g)		8,100	9,044
5.500% due 09/01/2017 - 11/01/2044		126,518	141,064
6.000% due 09/01/2016 - 11/01/2044		157,143	177,838
6.500% due 11/01/2034		65	73
7.000% due 04/25/2023 - 06/01/2032		702	798
Freddie Mac
0.304% due 07/15/2019		877	879
0.454% due 05/15/2036		1,857	1,868
0.604% due 11/15/2030		8	8
0.654% due 09/15/2030		7	7
0.854% due 08/15/2037		14,755	15,011
0.874% due 05/15/2037		434	443
0.875% due 03/07/2018		3,300	3,245
1.000% due 03/08/2017 (g)		65,200	65,394
1.000% due 09/29/2017		24,900	24,801
1.250% due 08/01/2019 - 10/02/2019		34,900	33,932
1.318% due 02/25/2045		293	297
1.750% due 05/30/2019		1,800	1,796
2.482% due 07/01/2027 - 01/01/2028		1	2
2.533% due 07/01/2030		1	1
3.750% due 03/27/2019		1,700	1,842
4.000% due 04/01/2029 - 11/01/2044		102,501	108,086
4.500% due 03/01/2029 - 11/01/2044		118,168	127,511
5.500% due 10/01/2034 - 10/01/2038		5,840	6,523
6.000% due 07/01/2016 - 10/01/2044		9,546	10,791
6.500% due 06/01/2016 - 10/01/2037		112	124
7.000% due 06/15/2023		343	382
7.500% due 07/15/2030 - 03/01/2032		80	92
8.500% due 08/01/2024		4	5
Ginnie Mae
0.754% due 02/16/2030		76	77
1.625% due 04/20/2026 - 02/20/2032		320	332
2.000% due 07/20/2030		4	4
6.000% due 12/15/2038 - 11/15/2039		80	90
Small Business Administration
5.130% due 09/01/2023		16	17
6.290% due 01/01/2021		28	30
7.500% due 04/01/2017		77	80

Total U.S. Government Agencies (Cost $1,448,478)			1,466,688

U.S. TREASURY OBLIGATIONS 12.2%
U.S. Treasury Bonds
3.125% due 08/15/2044		97,100	95,567
3.375% due 05/15/2044 (i)		250,000	258,164
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022		155,478	152,083
0.125% due 07/15/2022		94,177	92,029
0.125% due 01/15/2023		40,462	39,197
0.375% due 07/15/2023		37,675	37,313
0.625% due 07/15/2021		36,925	37,713
1.125% due 01/15/2021 (g)(i)		12,307	12,924
1.250% due 07/15/2020 (g)(i)		26,657	28,331
1.750% due 01/15/2028		71,079	79,292
2.000% due 01/15/2026		58,099	66,245
2.375% due 01/15/2025 (i)		175,438	205,783
2.375% due 01/15/2027		34,970	41,460
2.500% due 01/15/2029		30,850	37,719
3.625% due 04/15/2028		3,535	4,809
3.875% due 04/15/2029		28,841	40,774

Total U.S. Treasury Obligations (Cost $1,249,478)			1,229,403

MORTGAGE-BACKED SECURITIES 5.0%
American Home Mortgage Investment Trust
2.332% due 02/25/2045		1,114	1,128
Arran Residential Mortgages Funding PLC
1.598% due 05/16/2047	EUR	6,499	8,289
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,222	12,030
5.920% due 05/10/2045		6,400	6,763
Banc of America Funding Trust
2.631% due 05/25/2035		1,223	1,259
6.000% due 03/25/2037 ^		8,674	7,502
Banc of America Mortgage Trust
2.726% due 05/25/2033		1,719	1,733
6.500% due 10/25/2031		131	139
BCAP LLC Trust
5.050% due 03/26/2037		1,168	1,155
Bear Stearns Adjustable Rate Mortgage Trust
2.308% due 02/25/2033		11	10
2.369% due 02/25/2036		193	194

2.504% due 04/25/2033		254	259
2.560% due 01/25/2035		700	701
2.606% due 11/25/2034		3,682	3,568
2.667% due 02/25/2033		46	44
2.702% due 04/25/2034		1,065	1,055
2.740% due 01/25/2034		611	632
2.746% due 11/25/2030		1	1
2.753% due 07/25/2034		1,255	1,256
3.034% due 11/25/2034		900	910
5.118% due 01/25/2035		372	379
Bear Stearns ALT-A Trust
2.555% due 05/25/2035		3,259	3,209
2.617% due 09/25/2035		1,942	1,701
5.237% due 05/25/2036		4,753	3,661
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		896	956
5.700% due 06/11/2050		7,800	8,577
5.703% due 06/11/2050		5,016	5,062
Bear Stearns Structured Products, Inc.
2.509% due 01/26/2036		3,945	3,131
2.555% due 12/26/2046		2,251	1,733
Chase Mortgage Finance Trust
4.720% due 01/25/2036 ^		5,364	5,099
Citigroup Mortgage Loan Trust, Inc.
2.514% due 10/25/2035		548	548
2.612% due 05/25/2035		1,937	1,921
5.500% due 12/25/2035		4,374	3,079
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,711
Countrywide Alternative Loan Trust
0.325% due 05/25/2047		4,000	3,496
0.335% due 05/25/2047		2,848	2,427
0.345% due 09/25/2046 ^		36,653	31,047
0.355% due 05/25/2036		10,615	8,913
6.000% due 02/25/2037 ^		13,636	11,185
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036		712	663
2.469% due 02/20/2035		3,882	3,864
2.493% due 11/25/2034		2,403	2,281
6.000% due 03/25/2037 ^		4,299	4,074
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		5,968	6,382
5.383% due 02/15/2040		436	466
Credit Suisse First Boston Mortgage Securities Corp.
4.834% due 06/25/2032		19	19
Deutsche ALT-A Securities, Inc.
0.655% due 02/25/2035		680	623
First Horizon Alternative Mortgage Securities Trust
2.199% due 08/25/2035		6,321	5,648
2.239% due 09/25/2035		101	90
First Horizon Mortgage Pass-Through Trust
2.564% due 10/25/2035		6,461	5,725
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.354% due 12/20/2054		2,289	2,281
0.829% due 12/20/2054	GBP	2,308	3,735
Granite Mortgages PLC
0.362% due 09/20/2044	EUR	204	258
0.581% due 01/20/2044		208	263
0.936% due 01/20/2044	GBP	315	510
0.946% due 09/20/2044		1,619	2,617
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		$1,472	1,452
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		172	172
5.444% due 03/10/2039		3,400	3,666
GSR Mortgage Loan Trust
2.660% due 09/25/2035		6,184	6,251
5.002% due 11/25/2035		1,660	1,650
HarborView Mortgage Loan Trust
0.343% due 01/19/2038		6,314	5,437
0.373% due 05/19/2035		642	554
0.403% due 01/19/2036		13,362	9,422
0.483% due 01/19/2035		6,523	4,691
0.903% due 10/19/2035		4,713	4,128
2.485% due 12/19/2035 ^		6,087	4,728
2.587% due 07/19/2035		2,501	2,347
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032		2	2
IndyMac Mortgage Loan Trust
0.365% due 04/25/2046		7,087	5,734
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		6,709	7,195
5.420% due 01/15/2049		19,827	21,381
5.710% due 03/18/2051		9,651	10,357

5.882% due 02/15/2051		1,770	1,929
JPMorgan Mortgage Trust
2.249% due 06/25/2035		835	842
2.509% due 10/25/2036		9,105	8,223
2.546% due 08/25/2034		7,285	7,376
2.646% due 02/25/2035		563	560
5.750% due 01/25/2036 ^		1,054	988
MASTR Adjustable Rate Mortgages Trust
0.855% due 01/25/2047 ^		5,850	3,998
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036		2,449	2,271
0.405% due 11/25/2035		334	319
1.155% due 10/25/2035		922	885
2.127% due 04/25/2035		9,014	8,653
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	5,968
Morgan Stanley Capital Trust
5.610% due 04/15/2049		2,389	2,400
Morgan Stanley Re-REMIC Trust
5.991% due 08/12/2045		1,913	2,083
Prime Mortgage Trust
0.555% due 02/25/2019		2	2
0.555% due 02/25/2034		195	184
0.655% due 02/25/2035		7,615	7,253
Residential Accredit Loans, Inc. Trust
0.255% due 05/25/2037		15,624	11,650
0.340% due 08/25/2036		11,413	8,877
1.555% due 08/25/2036		16,047	12,973
3.566% due 12/25/2035		929	791
6.000% due 09/25/2036		1,946	1,552
6.000% due 02/25/2037		42,363	34,215
6.500% due 09/25/2036		11,215	8,560
Residential Asset Securitization Trust
0.605% due 10/25/2035		3,487	3,036
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,200	4,037
6.000% due 06/25/2037 ^		6,741	6,011
Silenus European Loan Conduit Ltd.
0.348% due 05/15/2019	EUR	217	271
Structured Adjustable Rate Mortgage Loan Trust
0.355% due 04/25/2047		$3,975	2,889
5.122% due 07/25/2035 ^		547	482
Structured Asset Mortgage Investments Trust
0.365% due 09/25/2047		6,190	4,378
0.403% due 07/19/2035		3,452	3,235
0.813% due 09/19/2032		52	51
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032		6	5
2.516% due 02/25/2032		7	7
Suntrust Adjustable Rate Mortgage Loan Trust
2.668% due 02/25/2037 ^		5,399	4,727
Thornburg Mortgage Securities Trust
1.455% due 03/25/2037		2,832	2,614
5.750% due 06/25/2047		24,601	22,003
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		949	944
5.509% due 04/15/2047		3,200	3,426
Wachovia Mortgage Loan Trust LLC
2.805% due 05/20/2036 ^		9,796	8,635
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 10/25/2045		643	619
0.475% due 01/25/2045		6,027	5,843
1.315% due 11/25/2042		269	265
1.515% due 08/25/2042		669	649
4.070% due 12/25/2036 ^		748	691
4.623% due 07/25/2037 ^		5,669	5,352
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036		12,408	12,117
2.615% due 12/25/2034		1,451	1,488
2.615% due 01/25/2035		1,843	1,855
2.615% due 03/25/2036		2,831	2,842

Total Mortgage-Backed Securities (Cost $470,532)			506,155

ASSET-BACKED SECURITIES 2.6%
Accredited Mortgage Loan Trust
0.285% due 02/25/2037		5,209	4,975
Amortizing Residential Collateral Trust
0.695% due 06/25/2032		140	131
Argent Securities Trust
0.305% due 07/25/2036		23,174	10,289
Bear Stearns Asset-Backed Securities Trust
0.305% due 11/25/2036		19,881	14,522
0.315% due 08/25/2036		2,384	2,066

Citigroup Mortgage Loan Trust, Inc.
0.465% due 12/25/2035		4,154	3,878
Countrywide Asset-Backed Certificates
0.285% due 11/25/2037		14,393	14,198
0.305% due 01/25/2037		5,324	5,054
0.385% due 05/25/2037		7,700	4,475
0.555% due 06/25/2036		6,900	4,777
0.955% due 08/25/2047		3,000	2,589
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		179	102
EMC Mortgage Loan Trust
0.895% due 05/25/2040		208	189
First Franklin Mortgage Loan Trust
0.645% due 09/25/2035		2,800	2,625
Fremont Home Loan Trust
0.215% due 01/25/2037		100	50
Hillmark Funding
0.484% due 05/21/2021		19,908	19,744
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.295% due 11/25/2036		10,473	8,553
JPMorgan Mortgage Acquisition Corp.
0.565% due 10/25/2035		7,500	6,011
JPMorgan Mortgage Acquisition Trust
0.215% due 03/25/2047		595	580
0.415% due 03/25/2037		2,000	1,535
Lehman XS Trust
0.335% due 06/25/2036		6,051	4,300
Long Beach Mortgage Loan Trust
0.715% due 10/25/2034		156	143
3.155% due 11/25/2032		44	40
MASTR Asset-Backed Securities Trust
0.395% due 03/25/2036		7,515	4,192
0.445% due 12/25/2035		10,000	9,031
Morgan Stanley ABS Capital, Inc. Trust
0.405% due 08/25/2036		20,000	13,251
NovaStar Mortgage Funding Trust
0.395% due 11/25/2036		4,106	1,953
Option One Mortgage Loan Trust Asset-Backed Certificates
0.615% due 11/25/2035		11,500	8,591
Penta CLO S.A.
0.614% due 06/04/2024	EUR	2,324	2,918
RAAC Trust
0.495% due 02/25/2036		$1,400	1,252
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		22,527	14,364
Residential Asset Securities Corp. Trust
0.315% due 06/25/2036		7,923	7,612
0.355% due 02/25/2036		1,558	1,539
0.395% due 09/25/2036		13,800	12,113
0.405% due 04/25/2037		7,900	6,955
0.485% due 12/25/2035		6,649	4,588
0.555% due 02/25/2036		6,800	5,421
0.735% due 05/25/2035		1,397	1,331
Securitized Asset-Backed Receivables LLC Trust
0.285% due 05/25/2037 ^		1,768	1,284
SG Mortgage Securities Trust
0.425% due 02/25/2036		3,200	1,965
SLM Private Education Loan Trust
2.804% due 12/16/2019		1,342	1,365
SLM Student Loan Trust
0.344% due 12/15/2023	EUR	12,857	16,075
Specialty Underwriting & Residential Finance Trust
0.305% due 11/25/2037		$21,500	12,399
Structured Asset Securities Corp. Mortgage Loan Trust
0.325% due 12/25/2036		14,000	11,727
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.735% due 01/25/2033		36	34
Washington Mutual Asset-Backed Certificates Trust
0.395% due 05/25/2036		14,669	10,231
Wells Fargo Home Equity Asset-Backed Securities Trust
0.745% due 11/25/2035		1,800	1,573

Total Asset-Backed Securities (Cost $246,441)			262,590

SOVEREIGN ISSUES 10.6%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	700	910
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$3,200	3,288
4.125% due 09/15/2017	EUR	2,300	3,072
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	32,000	12,387
0.000% due 07/01/2015		276,000	103,879
0.000% due 10/01/2015		327,000	119,336
0.000% due 01/01/2016		221,500	78,422

0.000% due 01/01/2017		16,000	5,021
0.000% due 07/01/2017		6,300	1,864
Export-Import Bank of Korea
4.000% due 01/29/2021		$5,100	5,376
4.125% due 09/09/2015		12,000	12,393
5.125% due 06/29/2020		2,100	2,362
5.875% due 01/14/2015		29,900	30,336
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	31,000	39,760
2.250% due 05/15/2016		25,500	33,191
2.450% due 03/26/2016 (b)		21,097	27,497
2.750% due 12/01/2015		41,200	53,553
3.000% due 11/01/2015		51,300	66,695
3.750% due 08/01/2015		8,400	10,917
3.750% due 04/15/2016		2,200	2,923
3.750% due 08/01/2016		30,200	40,484
4.500% due 07/15/2015		20,300	26,506
4.750% due 09/15/2016		13,500	18,483
4.750% due 05/01/2017		4,900	6,859
4.750% due 06/01/2017		7,400	10,379
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		2,500	3,145
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,176
Mexico Government International Bond
9.500% due 12/18/2014	MXN	911,000	68,826
Province of Ontario
1.000% due 07/22/2016		$2,500	2,513
1.600% due 09/21/2016		300	305
1.650% due 09/27/2019		2,800	2,743
3.000% due 07/16/2018		3,700	3,880
3.150% due 06/02/2022	CAD	7,600	7,003
4.000% due 10/07/2019		$700	763
4.000% due 06/02/2021	CAD	21,400	20,881
4.200% due 03/08/2018		1,100	1,064
4.200% due 06/02/2020		12,500	12,312
4.300% due 03/08/2017		900	859
4.400% due 06/02/2019		5,600	5,527
4.400% due 04/14/2020		$600	666
5.500% due 06/02/2018	CAD	2,300	2,323
Province of Quebec
2.750% due 08/25/2021		$17,100	17,257
3.500% due 07/29/2020		3,000	3,199
3.500% due 12/01/2022	CAD	6,300	5,911
4.250% due 12/01/2021		21,200	20,960
4.500% due 12/01/2017		700	680
4.500% due 12/01/2020		2,500	2,503
Spain Government International Bond
2.100% due 04/30/2017	EUR	7,200	9,479
3.150% due 01/31/2016		26,900	35,299
3.250% due 04/30/2016		400	529
3.300% due 07/30/2016		1,300	1,732
3.750% due 10/31/2015		60,300	79,076
4.250% due 10/31/2016		8,700	11,882
4.500% due 01/31/2018		17,600	25,082
5.500% due 07/30/2017		2,100	3,025

Total Sovereign Issues (Cost $1,133,658)			1,067,493

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,305

Total Preferred Securities (Cost $13,075)			13,305

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.8%
CERTIFICATES OF DEPOSIT 1.6%
Banco Bilbao Vizcaya Argentaria S.A.
1.081% due 05/16/2016		$22,500	22,581
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.285% due 06/12/2015		5,100	5,100
Credit Suisse
0.465% due 03/17/2015		6,600	6,600

Itau Unibanco Holding S.A.
1.419% due 10/31/2014		45,200	45,148
Royal Bank of Canada
1.370% due 05/07/2015	CAD	95,200	85,056

			164,485

REPURCHASE AGREEMENTS (d) 1.6%			155,400

GREECE TREASURY BILLS 0.4%
2.736% due 11/07/2014	EUR	30,400	38,292

MEXICO TREASURY BILLS 5.2%
3.009% due 11/13/2014 - 02/19/2015 (a)	MXN	7,063,301	522,240

U.S. TREASURY BILLS 0.0%
0.037% due 03/19/2015 (i)		$250	250

Total Short-Term Instruments (Cost $902,805)			880,667

Total Investments in Securities (Cost $7,541,056)			7,627,913

	SHARES
INVESTMENTS IN AFFILIATES 29.8%
SHORT-TERM INSTRUMENTS 29.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.8%
PIMCO Short-Term Floating NAV Portfolio III		300,471,843	3,002,014

Total Short-Term Instruments (Cost $3,002,199)			3,002,014

Total Investments in Affiliates (Cost $3,002,199)			3,002,014

Total Investments 105.7% (Cost $10,543,255)			$10,629,927
Financial Derivative Instruments (f)(h) 0.9% (Cost or Premiums, net $(9,869))			90,441
Other Assets and Liabilities, net (6.6%)			(660,239)

Net Assets 100.0%			$10,060,129

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NMO	0.000%	09/30/2014	10/01/2014	$86,000	U.S. Treasury Bills 0.004 - 0.005% due 12/18/2014 - 01/15/2015	$(87,754)	$86,000	$86,000
RDR	0.000%	09/30/2014	10/01/2014	47,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(47,948)	47,000	47,000
RYL	0.070%	09/18/2014	10/02/2014	22,400	U.S. Treasury Notes 2.000% due 01/31/2016	(22,860)	22,400	22,401

Total Repurchase Agreements						$(158,562)	$155,400	$155,401

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.500%	)	08/06/2014	08/05/2016	$(1,983)	$(1,981)

Total Reverse Repurchase Agreements						$(1,981)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $76,739 at a weighted average interest rate of (0.376%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
FOB	Fannie Mae	4.000%	11/01/2044	$4,000	$(4,195)	$(4,203)

Total Short Sales					$(4,195)	$(4,203)

(e)	Securities with an aggregate market value of $1,933 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	15,014	$(5,065)	$1	$(395)
90-Day Eurodollar June Futures	Long	06/2016	1,401	(648)	0	(70)
90-Day Eurodollar March Futures	Long	03/2016	7,641	(2,827)	0	(421)
90-Day Eurodollar September Futures	Long	09/2016	4,475	(1,175)	0	(247)
Call Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	212	(64)	0	(19)
Euro-BTP Italy Government Bond December Futures	Long	12/2014	846	517	525	(8)
Put Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond December Futures	Short	11/2014	212	53	8	0
U.S. Treasury 10-Year Note December Futures	Long	12/2014	20,496	(11,951)	0	(2,562)
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	927	(1,512)	0	(376)

Total Futures Contracts				$(22,672)	$534	$(4,098)

Swap  Agreements:

Credit  Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$11,900	$194	$(5)	$14	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$130,400	$(1,570)	$(1,416)	$0	$(28)
Pay	3-Month USD-LIBOR	1.750%	06/15/2017		462,600	(1,263)	(1,276)	0	(66)
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		269,000	1,927	(834)	0	(31)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024		51,700	1,243	391	0	(52)
Receive	3-Month USD-LIBOR	2.550%	09/04/2024		19,200	134	211	27	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(7,420)	1,716	207	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		276,300	22,305	3,307	1,506	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		283,400	(19,718)	(33,303)	1,697	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	524,400	1,213	20	16	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		36,900	32	(5)	3	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		1,072,100	2,094	(188)	75	0
Pay	28-Day MXN-TIIE	5.000%	06/11/2018		102,900	22	1	12	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		51,400	79	1	6	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		92,000	153	(17)	15	0
Pay	28-Day MXN-TIIE	6.350%	06/02/2021		28,000	62	(2)	6	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		214,200	(648)	(55)	39	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		40,900	(72)	(20)	8	0
Pay	28-Day MXN-TIIE	7.020%	06/08/2034		2,174,000	(1,574)	(2,619)	260	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		951,000	(2,417)	(3,596)	110	0

						$(5,418)	$(37,684)	$3,987	$(177)

Total Swap Agreements						$(5,224)	$(37,689)	$4,001	$(177)

(4)	Unsettled variation margin asset of $6 and liability of $(87) for closed futures contracts is outstanding at period end.

(g)	Securities with an aggregate market value of $86,621 and cash of $7,639 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward	Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	CAD	90,618		$82,250	$1,367	$0
	10/2014	EUR	2,533		3,299	100	0
	10/2014		$43,562	EUR	33,646	0	(1,066)
	05/2015	CAD	93,921		$85,565	2,131	0
	06/2015	EUR	36,855		50,109	3,450	0
	06/2015		$3,493	EUR	2,673	0	(109)
	08/2015	EUR	18,300		$24,474	1,285	0
	08/2015	JPY	1,014,812		10,000	711	0
	06/2016	EUR	104,144		142,587	9,216	0
	06/2016		$6,094	EUR	4,512	0	(316)
BPS	10/2014		16,993		12,872	0	(735)
	11/2014	BRL	5,907		$2,380	0	(12)
	11/2014	EUR	116,431		146,680	0	(410)
	11/2014		$1,460	BRL	3,611	2	0
	12/2014	MXN	1,266,265		$95,897	2,117	0
	12/2014		$30,481	MXN	406,630	0	(362)
	01/2015	MXN	2,857,764		$216,779	5,467	0
	02/2015		310,159		23,448	554	0
	02/2015		$18,058	MXN	238,455	0	(454)
	04/2015	BRL	333		$135	6	0
	06/2015	EUR	16,570		22,472	1,494	0
	06/2015		$17,125	EUR	12,775	0	(952)
	10/2015	BRL	29,000		$11,569	821	0
	01/2016		98,000		38,066	2,621	0
	07/2017		6,300		2,163	149	0
BRC	10/2014	EUR	4,210		5,547	230	0
	10/2014		$56,235	EUR	42,936	0	(2,005)
	10/2014		2,532	TRY	5,574	0	(92)
	11/2014	JPY	8,911,700		$81,237	0	(37)
	12/2014	GBP	19,171		30,835	0	(225)
	12/2014	MXN	226,450		17,282	502	0
	12/2014		$7,565	MXN	100,217	0	(142)
	06/2015	EUR	21,007		$28,540	1,945	0
	06/2015		$12,431	EUR	9,335	0	(612)
	06/2016	EUR	19,578		$26,921	1,838	0
CBK	10/2014	CAD	3,952		3,541	14	0
	10/2014	EUR	476,985		628,539	26,082	0
	10/2014		$105,685	EUR	81,399	0	(2,874)
	11/2014	AUD	41,159		$35,866	0	(87)
	06/2015	EUR	18,091		24,730	1,827	0
	06/2015		$11,359	EUR	8,586	0	(489)
DUB	10/2014	EUR	12,818		$16,621	431	0
	10/2014	JPY	4,365,400		40,877	1,074	0
	12/2014	MXN	180,823		13,752	358	0
	06/2015		$16,667	EUR	12,818	0	(439)
	08/2015	EUR	16,300		$21,835	1,180	0
	10/2015	BRL	88,000		33,716	1,100	0
	02/2016	EUR	10,350		13,928	739	0
	06/2016		10,773		14,750	955	0
	06/2016		$12,309	EUR	9,107	0	(647)
FBF	10/2014		14,630		11,098	0	(612)
	11/2014	JPY	4,067,200		$37,177	84	0
	04/2015	BRL	15,814		6,419	262	0
	06/2015	EUR	30,262		41,074	2,762	0
	07/2015	BRL	2,053		843	63	0
	10/2015		210,000		78,608	774	0
GLM	10/2014	JPY	9,623,900		92,450	4,701	0
	10/2014		$39,214	EUR	30,427	0	(783)
	10/2014		15,724	MXN	205,074	0	(476)
	11/2014	MXN	111,197		$8,423	168	0
	12/2014		106,337		8,069	190	0
	06/2015		$55,760	EUR	41,738	0	(2,919)
	07/2015	BRL	117,971		$48,418	3,578	0
HUS	10/2014		$18,231	EUR	14,006	0	(541)
	11/2014	AUD	8,464		$7,372	0	(21)
	04/2015	BRL	15,853		6,437	265	0
	04/2015	DKK	4,483		802	40	0
	08/2015	JPY	3,658,324		35,877	2,390	0
JPM	10/2014		1,237,300		11,660	378	0
	10/2014	TRY	5,574		2,567	127	0
	10/2014		$1,371	EUR	1,057	0	(36)
	11/2014	BRL	3,611		$1,460	0	(2)
	12/2014	GBP	2,126		3,427	0	(17)
	12/2014		$11,292	MXN	147,980	0	(332)
	06/2015		14,859	EUR	11,113	0	(790)
	07/2015	BRL	120,000		$49,379	3,767	0
MSB	10/2014		51,044		22,319	1,465	0
	10/2014		$20,826	BRL	51,044	28	0
	10/2014		351,555	EUR	276,644	0	(2,140)
	11/2014	EUR	276,644		$351,627	2,137	0
	11/2014	MXN	592,268		44,821	871	0
	12/2014		322,917		24,413	484	0
	06/2015	EUR	25,606		35,101	2,684	0
	07/2015	BRL	36,000		14,724	1,040	0
	06/2016	EUR	27,527		37,859	2,610	0
NAB	06/2015		41,667		56,570	3,819	0
	06/2016		59,849		82,177	5,519	0
	07/2016		45,981		62,378	3,397	0
RBC	12/2014	MXN	33,004		2,512	66	0
	12/2014		$14,695	MXN	192,702	0	(422)
SOG	12/2014	MXN	2,061,493		$156,856	4,095	0
	06/2015		$38,181	EUR	28,496	0	(2,105)
UAG	10/2014	BRL	51,044		$20,826	0	(28)
	10/2014	EUR	7,539		9,914	392	0
	10/2014		$21,721	BRL	51,044	0	(867)
	10/2014		139,822	JPY	15,226,600	0	(988)
	11/2014	BRL	51,044		$21,529	860	0
	11/2014	JPY	15,226,600		139,855	991	0
	11/2014		$2,380	BRL	5,907	12	0
	06/2015		9,936	EUR	7,539	0	(391)
	01/2016	BRL	123,500		$47,674	3,007	0

Total Forward Foreign Currency Contracts						$122,792	$(25,535)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.850%	12/17/2014	$27,900	$(32)	$(38)
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014	12,400	(15)	(15)

						$(47)	$(53)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	97.000	11/10/2014	$	16,200	$(22)	$(1)
	Put - OTC USD versus JPY		80.000	02/18/2019		4,900	(274)	(140)
BPS	Call - OTC USD versus BRL	BRL	2.589	10/30/2014		11,900	(105)	(105)
BRC	Put - OTC USD versus JPY	JPY	97.000	11/10/2014		9,700	(12)	0
CBK	Put - OTC USD versus JPY		99.000	09/30/2015		18,100	(149)	(149)
JPM	Call - OTC USD versus BRL	BRL	2.575	10/31/2014		7,300	(71)	(69)
UAG	Put - OTC USD versus JPY	JPY	98.000	11/10/2014		9,600	(20)	(1)

							$(653)	$(465)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$(3)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	(8)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(4)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	(1)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(4)

						$(788)	$(20)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	11/17/2014		$210,300	$(336)	$(42)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	12/02/2014		37,700	(79)	(19)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	12/02/2014		37,700	(170)	(202)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	11/17/2014		210,300	(1,157)	(771)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	21,500	(56)	(65)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		21,500	(178)	(119)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800%	12/01/2014		$65,100	(116)	(77)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	12/01/2014		65,100	(326)	(275)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.200%	01/20/2015	EUR	94,900	(513)	(1,130)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.600%	01/20/2015		94,900	(1,001)	(178)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	11/17/2014		$56,600	(108)	(20)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014		56,600	(194)	(233)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	11/17/2014		209,800	(1,012)	(1,038)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800%	12/01/2014		160,900	(286)	(190)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	12/01/2014		160,900	(611)	(541)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/14/2015		96,700	(1,269)	(1,290)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	11/17/2014		414,100	(2,678)	(1,517)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/02/2015		63,700	(1,016)	(863)

								$(11,106)	$(8,570)

Total Written Options								$(12,594)	$(9,108)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	$300	$94	$5	$99	$0
BPS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	200	62	3	65	0
BRC	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	400	52	(11)	41	0
GST	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	200	24	(3)	21	0
	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	300	90	8	98	0
HUS	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	500	157	7	164	0
JPM	Venezuela Government International Bond	(5.000%	)	06/20/2015	20.736%	800	96	(14)	82	0
	Venezuela Government International Bond	(5.000%	)	09/20/2019	16.712%	900	273	22	295	0

							$848	$17	$865	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		$5,300	$(94)	$118	$24	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		700	(6)	9	3	0
	China Government International Bond	1.000%	09/20/2019	0.830%		3,400	41	(13)	28	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.546%		18,800	(349)	501	152	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%		700	(11)	16	5	0
	Italy Government International Bond	1.000%	09/20/2016	0.519%		1,100	11	0	11	0
	MetLife, Inc.	1.000%	12/20/2014	0.081%		10,800	(143)	168	25	0
	MetLife, Inc.	1.000%	09/20/2015	0.122%		7,500	(492)	559	67	0
	MetLife, Inc.	1.000%	12/20/2015	0.145%		18,100	(865)	1,060	195	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		1,200	0	9	9	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		1,700	16	6	22	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		2,200	(4)	32	28	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.139%		9,000	(263)	360	97	0
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.089%	EUR	16,900	(238)	291	53	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.574%		$1,000	(14)	18	4	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		2,300	(20)	29	9	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		1,100	(7)	11	4	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		18,400	(27)	80	53	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%		31,000	(781)	826	45	0
	China Government International Bond	1.000%	12/20/2016	0.362%		2,300	45	(11)	34	0
	China Government International Bond	1.000%	12/20/2018	0.667%		900	9	4	13	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		30,600	455	(83)	372	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		7,500	(49)	62	13	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		900	0	0	0	0
	Mexico Government International Bond	1.000%	03/20/2015	0.266%		2,900	(65)	76	11	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		14,200	101	36	137	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		4,900	(63)	12	0	(51)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		66,000	(3,879)	(447)	0	(4,326)
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.628%		1,000	(16)	20	4	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		51,100	(156)	305	149	0
	China Government International Bond	1.000%	12/20/2018	0.667%		2,600	24	12	36	0
	MetLife, Inc.	1.000%	12/20/2015	0.145%		6,900	(251)	325	74	0
	Mexico Government International Bond	1.000%	03/20/2015	0.266%		2,600	(60)	69	9	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		1,200	(18)	27	9	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		800	(1)	11	10	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		1,900	14	4	18	0
	Mexico Government International Bond	1.000%	12/20/2019	0.880%		31,700	188	8	196	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		20,300	(237)	28	0	(209)
DUB	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		20,700	363	(65)	298	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.281%		23,900	544	(72)	472	0
	Brazil Government International Bond	1.000%	06/20/2015	0.574%		6,600	(70)	93	23	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		8,100	(20)	43	23	0
	China Government International Bond	1.000%	12/20/2016	0.362%		2,000	39	(10)	29	0
	Export-Import Bank of China	1.000%	06/20/2017	0.665%		800	(34)	42	8	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		4,300	53	(20)	33	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.341%		1,100	(26)	33	7	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.831%		5,300	(156)	181	25	0
	Italy Government International Bond	1.000%	09/20/2016	0.519%		22,100	161	54	215	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		2,800	(20)	25	5	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		3,800	(2)	3	1	0
	Mexico Government International Bond	1.000%	03/20/2016	0.357%		15,800	(116)	270	154	0
	Mexico Government International Bond	1.000%	06/20/2016	0.387%		40,900	99	345	444	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		200	1	1	2	0
	Russia Government International Bond	1.000%	09/20/2015	2.089%		1,500	(18)	3	0	(15)
FBF	Brazil Government International Bond	1.000%	06/20/2015	0.574%		8,200	(209)	237	28	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		5,500	(69)	90	21	0
	China Government International Bond	1.000%	03/20/2015	0.206%		700	3	(1)	2	0
	Mexico Government International Bond	1.000%	12/20/2019	0.880%		900	6	0	6	0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.392%		500	13	(1)	12	0
	Vodafone Group PLC	1.000%	03/20/2016	0.232%		3,900	56	(10)	46	0
GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		2,600	(46)	58	12	0
	Brazil Government International Bond	1.000%	06/20/2015	0.574%		900	(12)	15	3	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		2,800	(13)	17	4	0
	Italy Government International Bond	1.000%	12/20/2019	1.031%		78,000	76	20	96	0
	Japan Government International Bond	1.000%	12/20/2015	0.115%		2,800	69	(37)	32	0
	Mexico Government International Bond	1.000%	06/20/2017	0.506%		500	(5)	11	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		3,200	(9)	50	41	0
	Mexico Government International Bond	1.000%	12/20/2019	0.880%		13,400	73	3	76	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.628%		3,300	(33)	46	13	0
	Brazil Government International Bond	1.000%	06/20/2016	0.845%		25,400	(37)	111	74	0
	Italy Government International Bond	1.000%	09/20/2016	0.519%		37,800	278	90	368	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		9,700	(52)	69	17	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		1,000	6	6	12	0

	Mexico Government International Bond	1.000%	12/20/2016	0.426%		300	3	1	4	0
	Mexico Government International Bond	1.000%	09/20/2017	0.537%		2,400	(53)	87	34	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		1,500	(4)	23	19	0
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.574%		10,900	(120)	156	36	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		3,300	(34)	46	12	0
	Brazil Government International Bond	1.000%	09/20/2016	0.902%		5,300	(31)	43	12	0
	Italy Government International Bond	1.000%	12/20/2019	1.031%		15,000	7	6	13	0
	Mexico Government International Bond	0.920%	03/20/2016	0.357%		1,200	0	10	10	0
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		700	4	4	8	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		1,600	22	(1)	21	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		4,500	(10)	68	58	0
MYC	Brazil Government International Bond	1.000%	06/20/2015	0.574%		1,500	(14)	20	6	0
	Greece Government International Bond	1.000%	06/20/2015	3.923%	EUR	33,800	(1,570)	691	0	(879)
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%		$5,300	(79)	121	42	0
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		2,400	(56)	(7)	0	(63)
	Italy Government International Bond	1.000%	06/20/2017	0.652%		1,900	7	12	19	0
	Italy Government International Bond	1.000%	12/20/2019	1.031%		40,400	20	(71)	0	(51)
	Mexico Government International Bond	1.000%	09/20/2016	0.409%		7,100	(33)	118	85	0
	Mexico Government International Bond	1.000%	12/20/2019	0.880%		16,400	105	4	109	0
	Spain Government International Bond	1.000%	09/20/2019	0.750%		2,200	37	(11)	26	0
RYL	China Government International Bond	1.000%	09/20/2016	0.342%		400	3	4	7	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		5,400	(63)	101	38	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.031%		7,900	34	5	39	0
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.102%		2,600	(47)	59	12	0
	Brazil Government International Bond	1.000%	09/20/2015	0.628%		700	(7)	9	2	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.606%		2,400	(38)	57	19	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.831%		3,200	(99)	114	15	0
	Mexico Government International Bond	1.000%	09/20/2015	0.297%		600	(8)	13	5	0

	U.S. Treasury Notes	0.250%	09/20/2015	0.072%	EUR	26,600	(398)	459	61	0

							$(8,734)	$8,379	$5,239	$(5,594)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$31,772	$4,001	$(3,432)	$569	$0
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	2,444	243	(228)	15	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	17,296	2,078	(1,768)	310	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	940	128	(111)	17	0
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	376	47	(40)	7	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,833	0	25	25	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	35,438	3,800	(3,165)	635	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	2,820	323	(273)	50	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	4,051	0	57	57	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	10,340	1,207	(1,022)	185	0

					$11,827	$(9,957)	$1,870	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	52,000	$(20)	$81	$61	$0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	46,000	(12)	89	77	0
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		7,400	(10)	(8)	0	(18)
BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		9,000	(5)	13	8	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		149,000	(108)	92	0	(16)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		23,100	(15)	36	21	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		17,800	(4)	32	28	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,000	(26)	(12)	0	(38)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		42,100	(4)	(66)	0	(70)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		6,500	(19)	4	0	(15)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		14,900	(26)	11	0	(15)
DUB	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	148,100	150	22	172	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	44,000	(18)	91	73	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		14,800	(25)	(9)	0	(34)
	Pay	28-Day MXN-TIIE	6.810%	06/19/2034		199,000	193	(615)	0	(422)
FBF	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	20,600	32	(8)	24	0
GLM	Pay	28-Day MXN-TIIE	4.750%	02/26/2018	MXN	124,600	(95)	92	0	(3)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		41,700	(26)	64	38	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		58,600	(12)	103	91	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(13)	90	77	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		10,000	(23)	(6)	0	(29)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		15,600	(39)	3	0	(36)
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		27,300	(19)	43	24	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		50,000	(34)	130	96	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		303,000	(483)	556	73	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		19,500	(1)	32	31	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		161,500	(339)	(124)	0	(463)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		18,700	(31)	(12)	0	(43)
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		311,200	(5)	439	434	0
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		18,500	(7)	24	17	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		9,200	(1)	15	14	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(16)	87	71	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		21,200	(89)	68	0	(21)
MYC	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		93,100	(151)	173	22	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		27,600	(16)	40	24	0
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	41,600	(166)	3	0	(163)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	49,000	(5)	(75)	0	(80)
	Pay	28-Day MXN-TIIE	6.150%	06/07/2024		274,000	272	(549)	0	(277)

							$(1,216)	$949	$1,476	$(1,743)

Total Swap Agreements							$2,725	$(612)	$9,450	$(7,337)

(i)	Securities with an aggregate market value of $6,845 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$34,226	$0	$34,226
Corporate Bonds & Notes
Banking & Finance	0	1,424,103	18,010	1,442,113
Industrials	0	151,244	6,471	157,715
Utilities	0	138,982	0	138,982
Municipal Bonds & Notes
California	0	254,438	0	254,438
Illinois	0	2,757	0	2,757
Iowa	0	659	0	659
Mississippi	0	2,834	0	2,834
Nebraska	0	7,376	0	7,376
Nevada	0	5,643	0	5,643
New Jersey	0	41,926	0	41,926
New York	0	14,471	0	14,471
Ohio	0	48,329	0	48,329
Texas	0	26,236	0	26,236
Washington	0	20,324	0	20,324
Wisconsin	0	3,583	0	3,583
U.S. Government Agencies	0	1,466,688	0	1,466,688
U.S. Treasury Obligations	0	1,229,403	0	1,229,403
Mortgage-Backed Securities	0	504,422	1,733	506,155
Asset-Backed Securities	0	262,590	0	262,590
Sovereign Issues	0	1,067,493	0	1,067,493
Preferred Securities
Banking & Finance	13,305	0	0	13,305
Short-Term Instruments
Certificates of Deposit	0	164,485	0	164,485
Repurchase Agreements	0	155,400	0	155,400
Greece Treasury Bills	0	38,292	0	38,292
Mexico Treasury Bills	0	522,240	0	522,240
U.S. Treasury Bills	0	250	0	250
	$13,305	$7,588,394	$26,214	$7,627,913

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,002,014	$0	$0	$3,002,014
Total Investments	$3,015,319	$7,588,394	$26,214	$10,629,927

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,203)	$0	$(4,203)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	534	4,001	0	4,535
Over the counter	386	131,856	0	132,242
	$920	$135,857	$0	$136,777

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,098)	(177)	0	(4,275)
Over the counter	0	(41,980)	0	(41,980)
	$(4,098)	$(42,157)	$0	$(46,255)

Totals	$3,012,141	$7,677,891	$26,214	$10,716,246

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.5%
BANK LOAN OBLIGATIONS 2.8%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,662	$2,668
Chrysler Group LLC
3.500% due 05/24/2017		4,500	4,473
Dell, Inc.
3.750% due 10/29/2018		185	183
H.J. Heinz Co.
3.500% due 06/05/2020		889	879
HCA, Inc.
2.904% due 03/31/2017		5,087	5,060

Total Bank Loan Obligations (Cost $13,325)			13,263

CORPORATE BONDS & NOTES 32.9%
BANKING & FINANCE 18.4%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,305
AGFC Capital Trust
6.000% due 01/15/2067		100	82
Ally Financial, Inc.
2.750% due 01/30/2017		3,200	3,144
2.914% due 07/18/2016		1,200	1,211
3.500% due 07/18/2016		500	507
4.625% due 06/26/2015		1,300	1,321
5.500% due 02/15/2017		1,400	1,460
6.750% due 12/01/2014		5,900	5,944
8.300% due 02/12/2015		1,500	1,534
Bank of America Corp.
0.564% due 08/15/2016		100	99
1.053% due 03/22/2016		1,700	1,713
2.000% due 01/11/2018		1,400	1,395
3.929% due 10/21/2025	MXN	2,000	160
5.750% due 12/01/2017		$3,500	3,898
6.400% due 08/28/2017		700	788
6.875% due 04/25/2018		1,300	1,501
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	500	1,049
BPCE S.A.
5.150% due 07/21/2024		$600	620
CIT Group, Inc.
4.250% due 08/15/2017		300	304
4.750% due 02/15/2015		2,500	2,530
5.000% due 05/15/2017		100	103
Citigroup, Inc.
0.914% due 11/15/2016		500	503
6.010% due 01/15/2015		300	305
Eksportfinans ASA
2.000% due 09/15/2015		200	200
3.000% due 11/17/2014		883	886
Ford Motor Credit Co. LLC
1.013% due 01/17/2017		4,000	4,036
2.500% due 01/15/2016		4,000	4,075
2.750% due 05/15/2015		2,300	2,330
3.875% due 01/15/2015		1,100	1,111
3.984% due 06/15/2016		1,590	1,666
4.207% due 04/15/2016		1,000	1,046
7.000% due 04/15/2015		100	103
General Motors Financial Co., Inc.
2.750% due 05/15/2016		200	202
Goldman Sachs Group, Inc.
0.734% due 01/12/2015		700	701
6.150% due 04/01/2018		200	226
ING Bank NV
0.574% due 01/04/2016		1,400	1,402
International Lease Finance Corp.
4.875% due 04/01/2015		5,300	5,389
5.750% due 05/15/2016		1,500	1,570
8.625% due 09/15/2015		2,500	2,647
8.750% due 03/15/2017		200	224
IPIC GMTN Ltd.
3.125% due 11/15/2015		300	306
JPMorgan Chase & Co.
0.855% due 02/26/2016		1,500	1,509
1.100% due 10/15/2015		700	703

1.134% due 01/25/2018		300	306
3.150% due 07/05/2016		3,200	3,313
3.450% due 03/01/2016		3,500	3,626
Metropolitan Life Global Funding
0.363% due 06/23/2016		900	901
Morgan Stanley
1.750% due 02/25/2016		1,200	1,213
MUFG Union Bank N.A.
2.625% due 09/26/2018		300	305
Murray Street Investment Trust
4.647% due 03/09/2017		200	214
Navient LLC
5.000% due 04/15/2015		500	509
5.000% due 06/15/2018		1,000	995
6.250% due 01/25/2016		200	208
8.450% due 06/15/2018		200	226
Pricoa Global Funding
0.381% due 05/16/2016		800	801
Prudential Covered Trust
2.997% due 09/30/2015		675	689
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	218
Rabobank Group
6.875% due 03/19/2020	EUR	1,100	1,655
RCI Banque S.A.
4.375% due 01/27/2015		100	128
Regions Financial Corp.
5.750% due 06/15/2015		$200	206
Royal Bank of Scotland PLC
4.375% due 03/16/2016		400	419
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		7,500	7,656
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		400	404

			85,800

INDUSTRIALS 9.0%
AbbVie, Inc.
1.200% due 11/06/2015		200	201
Aviation Capital Group Corp.
3.875% due 09/27/2016		400	412
Casino Guichard Perrachon S.A.
5.500% due 01/30/2015	EUR	2,750	3,531
Cisco Systems, Inc.
0.284% due 09/03/2015		$3,500	3,503
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,000	3,002
COX Communications, Inc.
5.450% due 12/15/2014		900	909
5.875% due 12/01/2016		1,100	1,205
Daimler Finance North America LLC
0.584% due 03/10/2017		1,800	1,802
0.834% due 01/09/2015		200	200
1.300% due 07/31/2015		1,200	1,208
3.000% due 03/28/2016		200	206
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		2,980	3,076
DISH DBS Corp.
4.250% due 04/01/2018		300	301
4.625% due 07/15/2017		200	205
7.125% due 02/01/2016		1,400	1,487
7.875% due 09/01/2019		200	227
Ensco PLC
3.250% due 03/15/2016		1,360	1,401
General Mills, Inc.
0.534% due 01/29/2016		100	100
Hewlett-Packard Co.
2.350% due 03/15/2015		200	202
Kroger Co.
2.200% due 01/15/2017		100	102
MGM Resorts International
6.625% due 07/15/2015		2,280	2,348
Mondelez International, Inc.
6.250% due 03/20/2015	EUR	2,700	3,507
ONEOK Partners LP
6.150% due 10/01/2016		$1,427	1,566
SABMiller Holdings, Inc.
0.930% due 08/01/2018		3,600	3,631
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015		400	405
Universal Health Services, Inc.
3.750% due 08/01/2019		400	399
Volkswagen International Finance NV
1.625% due 03/22/2015		2,215	2,228

Volvo Treasury AB
5.950% due 04/01/2015		4,400	4,514

			41,878

UTILITIES 5.5%
AES Corp.
3.234% due 06/01/2019		900	889
Duke Energy Ohio, Inc.
0.373% due 03/06/2015		8,100	8,105
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		200	204
5.875% due 06/01/2015	EUR	200	257
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		$3,600	3,623
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		800	816
Petrobras Global Finance BV
2.595% due 03/17/2017		1,100	1,115
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		1,600	1,602
Sprint Communications, Inc.
8.375% due 08/15/2017		200	224
TransAlta Corp.
4.750% due 01/15/2015		500	506
Verizon Communications, Inc.
0.433% due 03/06/2015		100	100
1.764% due 09/15/2016		3,700	3,795
1.984% due 09/14/2018		900	949
2.500% due 09/15/2016		3,500	3,593

			25,778

Total Corporate Bonds & Notes (Cost $154,132)			153,456

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.2%
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		1,100	1,128

ILLINOIS 0.5%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015		2,200	2,220

Total Municipal Bonds & Notes (Cost $3,335)			3,348

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
2.791% due 11/01/2042		863	874
Freddie Mac
1.724% due 10/25/2021 (a)		390	35
5.500% due 06/01/2037 - 08/15/2051		635	687
11.721% due 04/15/2044		168	174

Total U.S. Government Agencies (Cost $1,785)			1,770

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (h)(j)		932	911
0.125% due 01/15/2023 (f)		1,342	1,300
0.375% due 07/15/2023 (f)		512	507
0.625% due 07/15/2021 (f)(h)		1,163	1,188
1.125% due 01/15/2021 (f)(h)(j)		3,812	4,003
2.000% due 01/15/2026		6,362	7,268
2.375% due 01/15/2025 (h)		126	148

Total U.S. Treasury Obligations (Cost $15,474)			15,325

MORTGAGE-BACKED SECURITIES 7.2%
Banc of America Commercial Mortgage Trust
5.730% due 04/10/2049		81	87
BCAP LLC Trust
5.250% due 06/26/2036		808	721
Bear Stearns Adjustable Rate Mortgage Trust
2.595% due 01/25/2035		39	40
2.730% due 11/25/2034		885	812
5.122% due 08/25/2035		280	286
CBA Commercial Small Balance Commercial Mortgage
0.405% due 06/25/2038		4,237	2,821
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		645	529
6.000% due 05/25/2037 ^		523	433

Countrywide Home Loan Mortgage Pass-Through Trust
2.488% due 02/20/2036		1,130	957
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,561	3,808
Credit Suisse Mortgage Capital Certificates
0.456% due 12/27/2035		1,600	1,532
First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/2034		343	340
2.331% due 01/25/2036		583	477
First Horizon Mortgage Pass-Through Trust
2.187% due 11/25/2037		3,978	3,474
Granite Mortgages PLC
0.946% due 09/20/2044	GBP	223	361
HarborView Mortgage Loan Trust
0.973% due 11/19/2034		$104	78
IndyMac Mortgage Loan Trust
0.365% due 04/25/2046		3,499	2,831
2.518% due 10/25/2034		59	57
JPMorgan Alternative Loan Trust
0.305% due 07/25/2036		130	129
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		190	200
5.397% due 05/15/2045		676	721
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	57
Morgan Stanley Capital Trust
4.700% due 07/15/2056		55	55
5.665% due 04/15/2049		991	1,078
RBSSP Resecuritization Trust
0.405% due 02/26/2037		1,254	1,181
RMAC Securities PLC
0.713% due 06/12/2044	GBP	1,837	2,843
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		$574	594
Thornburg Mortgage Securities Trust
1.405% due 06/25/2037		152	134
1.831% due 06/25/2037		617	598
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		193	192
5.749% due 07/15/2045		514	550
5.933% due 06/15/2049		3,615	3,916
6.140% due 02/15/2051		317	341
WaMu Mortgage Pass-Through Certificates Trust
0.385% due 04/25/2045		137	131
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		783	785
2.619% due 06/25/2035		521	528

Total Mortgage-Backed Securities (Cost $30,795)			33,677

ASSET-BACKED SECURITIES 10.8%
Access Group, Inc.
1.534% due 10/27/2025		624	628
ACE Securities Corp.
0.310% due 08/25/2036		491	424
0.315% due 05/25/2036		1,828	1,577
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.635% due 03/25/2035		1,900	1,829
Asset-Backed Funding Certificates Trust
0.315% due 01/25/2037		3,958	2,509
0.375% due 01/25/2037		2,754	1,761
Avoca CLO PLC
0.438% due 09/15/2021	EUR	515	648
Bear Stearns Asset-Backed Securities Trust
0.355% due 04/25/2037		$870	777
1.405% due 08/25/2037		250	230
Belle Haven ABS CDO Ltd.
0.599% due 11/03/2044		335	166
0.639% due 11/03/2044		513	255
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	1,003	1,259
Citigroup Mortgage Loan Trust, Inc.
0.295% due 08/25/2036		$112	87
Countrywide Asset-Backed Certificates
0.285% due 06/25/2047		72	72
0.295% due 08/25/2037		4,000	3,292
0.305% due 12/25/2036		1,243	1,152
0.305% due 04/25/2047		1,629	1,364
0.305% due 06/25/2047		3,475	2,804
0.345% due 06/25/2047		4,000	3,433
0.415% due 05/25/2036		55	55
0.435% due 09/25/2036		4,500	3,838
0.505% due 05/25/2036		382	369
5.103% due 05/25/2035		800	788
5.220% due 07/25/2036		300	207

5.290% due 08/25/2035		600	558
Credit-Based Asset Servicing and Securitization LLC
4.139% due 03/25/2037 ^		1,351	859
4.139% due 03/25/2037		1,801	1,159
First Franklin Mortgage Loan Trust
0.515% due 10/25/2035		1,093	1,021
GSAA Home Equity Trust
0.435% due 07/25/2037		2,876	1,137
GSAMP Trust
0.385% due 03/25/2047		2,000	1,347
HSI Asset Securitization Corp. Trust
0.265% due 12/25/2036		2,239	1,101
0.375% due 12/25/2036		809	400
Huntington CDO Ltd.
0.508% due 11/05/2040		452	428
MASTR Asset-Backed Securities Trust
0.325% due 10/25/2036		1,131	973
Morgan Stanley ABS Capital, Inc. Trust
0.295% due 11/25/2036		263	188
0.305% due 10/25/2036		600	417
Morgan Stanley Capital, Inc. Trust
0.445% due 01/25/2036		500	448
Newcastle CDO Ltd.
0.576% due 12/24/2039		255	249
Option One Mortgage Loan Trust
0.485% due 04/25/2037		4,504	2,755
Residential Asset Securities Corp. Trust
0.315% due 07/25/2036		700	675
0.615% due 11/25/2035		3,100	2,312
Securitized Asset-Backed Receivables LLC Trust
0.920% due 02/25/2034		648	613
Sierra Madre Funding Ltd.
0.536% due 09/07/2039		1,299	1,023
0.556% due 09/07/2039		2,997	2,360
Structured Asset Investment Loan Trust
0.515% due 10/25/2035		510	501
Triaxx Prime CDO Ltd.
0.417% due 10/02/2039		475	401

Total Asset-Backed Securities (Cost $40,629)			50,449

SOVEREIGN ISSUES 12.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	21,000	7,664
0.000% due 01/01/2016		9,000	3,186
0.000% due 10/01/2016		9,000	2,908
0.000% due 01/01/2017		18,500	5,806
0.000% due 07/01/2017		14,400	4,261
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)	EUR	400	528
2.250% due 04/22/2017 (c)		1,101	1,448
2.750% due 12/01/2015		4,000	5,199
3.750% due 04/15/2016		8,800	11,694
3.750% due 08/01/2016		700	938
Mexico Government International Bond
9.500% due 12/18/2014	MXN	22,000	1,662
New Zealand Government Bond
2.000% due 09/20/2025 (c)	NZD	206	155
3.000% due 09/20/2030 (c)		815	669
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	500	639
4.700% due 11/01/2016		1,100	1,500
Spain Government International Bond
2.100% due 04/30/2017		2,000	2,633
3.300% due 07/30/2016		1,000	1,333
4.250% due 10/31/2016		3,900	5,327

Total Sovereign Issues (Cost $61,808)			57,550

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (d)		8,600	232

Total Preferred Securities (Cost $230)			232

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.0%
CERTIFICATES OF DEPOSIT 1.9%
Credit Suisse
0.547% due 08/24/2015		$5,200	5,199
Intesa Sanpaolo SpA
1.650% due 04/07/2015		3,800	3,819

			9,018

REPURCHASE AGREEMENTS (e) 0.3%			1,143

GREECE TREASURY BILLS 2.2%
1.850% due 10/17/2014 - 02/06/2015 (b)	EUR	8,000	10,079

MEXICO TREASURY BILLS 1.7%
3.063% due 10/30/2014 - 03/19/2015 (b)	MXN	108,500	8,031

SLOVENIA TREASURY BILLS 0.3%
1.088% due 10/16/2014 - 02/12/2015 (b)	EUR	1,000	1,263

U.S. TREASURY BILLS 0.6%
0.036% due 10/16/2014 - 03/26/2015 (b)(f)(h)(j)		$2,885	2,885

Total Short-Term Instruments (Cost $33,300)			32,419

Total Investments in Securities (Cost $354,813)			361,489

	SHARES
INVESTMENTS IN AFFILIATES 23.5%
SHORT-TERM INSTRUMENTS 23.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.5%
PIMCO Short-Term Floating NAV Portfolio III		10,967,510	109,576

Total Short-Term Instruments (Cost $109,577)			109,576

Total Investments in Affiliates (Cost $109,577)			109,576

Total Investments 101.0% (Cost $464,390)			$471,065
Financial Derivative Instruments (g)(i) 1.8% (Cost or Premiums, net $(1,519))			8,295
Other Assets and Liabilities, net (2.8%)			(12,950)

Net Assets 100.0%			$466,410

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,143	Fannie Mae 2.260% due 10/17/2022	$(1,168)	$1,143	$1,143

Total Repurchase Agreements						$(1,168)	$1,143	$1,143

(1)	Includes accrued interest.

As of September 30, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $2,292 at a weighted average interest rate of (0.808%).

(f)	Securities with an aggregate market value of $7,501 have been pledged as collateral as of September 30, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,890.000	10/18/2014	170	$(287)	$(114)
Call - CBOE S&P 500 Index	2,025.000	10/18/2014	170	(254)	(41)

				$(541)	$(155)

Total Written Options				$(541)	$(155)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	251	$(79)	$0	$(6)
90-Day Eurodollar June Futures	Long	06/2016	246	(180)	0	(12)
90-Day Eurodollar March Futures	Long	03/2016	1,047	(552)	0	(53)
90-Day Eurodollar September Futures	Long	09/2016	61	(29)	0	(3)

Total Futures Contracts				$(840)	$0	$(74)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$3,762	$230	$(96)	$23	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	10,700	174	(12)	12	0

				$404	$(108)	$35	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.550%	09/04/2024	$	2,800	$20	$28	$4	$0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		22,800	(557)	80	34	0
Receive	6-Month GBP-LIBOR	2.050%	09/23/2019	GBP	6,200	(27)	(11)	0	(17)
Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	30,000	50	(5)	5	0
Pay	28-Day MXN-TIIE	5.470%	04/26/2019		3,800	2	2	1	0
Pay	28-Day MXN-TIIE	7.650%	05/30/2024		81,000	5	6	0	(2)
Pay	28-Day MXN-TIIE	6.150%	06/07/2024		43,000	(49)	(38)	6	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		11,000	(28)	(26)	1	0

						$(584)	$36	$51	$(19)

Total Swap Agreements						$(180)	$(72)	$86	$(19)

(h)	Securities with an aggregate market value of $1,920 and cash of $415 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	BRL	5,394		$2,201	$0	$(3)
	10/2014	CAD	368		334	6	0
	10/2014	EUR	231		301	9	0
	10/2014		$2,342	BRL	5,394	0	(138)
	10/2014		4,623	GBP	2,827	0	(40)
	11/2014	EUR	7,379		$9,814	491	0
	11/2014	GBP	2,827		4,622	40	0
	03/2015	MXN	9,163		688	13	0
	06/2015	EUR	2,743		3,729	257	0
	06/2015		$315	EUR	241	0	(10)
	06/2016	EUR	7,597		$10,403	674	0
	06/2016		$450	EUR	333	0	(23)
BPS	10/2014	EUR	78		$103	4	0
	10/2014		$3,609	EUR	2,799	0	(73)
	11/2014		15,640		12,178	0	(255)
	12/2014		15,659	MXN	206,793	0	(343)
	06/2015	EUR	1,118		$1,516	101	0
	06/2015		$4,009	EUR	2,989	0	(225)
	10/2015	BRL	7,000		$2,792	198	0
	01/2016		4,000		1,554	107	0
	01/2017		5,000		1,817	160	0
	07/2017		7,400		2,540	175	0
BRC	10/2014	EUR	383		505	21	0
	10/2014		$34,094	EUR	26,331	0	(837)
	06/2015	EUR	1,564		$2,125	145	0
	06/2015		$506	EUR	383	0	(21)
	06/2016	EUR	1,536		$2,112	144	0
CBK	10/2014		925		1,189	20	0
	10/2014		$242	EUR	187	0	(5)
	12/2014	MXN	24,160		$1,836	46	0
	12/2014		$469	MXN	6,193	0	(10)
	06/2015	EUR	1,713		$2,342	173	0
	06/2015		$1,389	EUR	1,050	0	(60)
DUB	10/2014	EUR	1,167		$1,513	39	0
	10/2014	JPY	148,800		1,394	38	0
	06/2015		$1,517	EUR	1,167	0	(40)
	10/2015	BRL	4,000		$1,533	50	0
	02/2016	EUR	1,350		1,817	96	0
	06/2016		809		1,108	72	0
	06/2016		$1,326	EUR	981	0	(70)
	10/2016	JPY	120,988		$1,710	583	0
FBF	11/2014	BRL	992		420	18	0
	06/2015	EUR	2,265		3,074	207	0
	10/2015	BRL	10,000		3,743	37	0
GLM	10/2014	EUR	60,698		80,121	3,456	0
	10/2014	JPY	682,285		6,554	333	0
	10/2014	MXN	11,466		872	20	0
	10/2014		$297	MXN	3,869	0	(9)
	11/2014	MXN	11,452		$870	20	0
	12/2014		5,064		382	7	0
	12/2014		$2,720	MXN	36,370	0	(26)
	06/2015		2,507	EUR	1,885	0	(120)
HUS	10/2014	AUD	194		$181	11	0
	10/2014	NZD	1,062		888	59	0
	11/2014	BRL	943		400	18	0
JPM	10/2014	RUB	51,058		1,370	82	0
	10/2014		$7,635	JPY	831,085	0	(57)
	11/2014	BRL	1,277		$540	23	0
	11/2014	JPY	831,085		7,637	58	0
MSB	10/2014	GBP	2,827		4,689	106	0
	11/2014	BRL	1,559		660	29	0
	11/2014		$540	BRL	1,278	0	(23)
	06/2015	EUR	2,424		$3,323	254	0
	06/2016		2,157		2,967	205	0
	01/2017	BRL	4,000		1,452	126	0
NAB	06/2015	EUR	1,580		2,149	148	0
	06/2016		4,573		6,279	422	0
	07/2016		3,919		5,317	290	0
RBC	12/2014	MXN	69,904		5,316	136	0
	02/2015		$228	MXN	3,013	0	(6)
SOG	10/2014		1,357	RUB	51,058	0	(70)
	12/2014		1,300	MXN	17,032	0	(39)
UAG	10/2014	BRL	13,837		$6,055	402	0
	10/2014	EUR	1,184		1,545	50	0
	10/2014		$5,794	BRL	13,837	2	(143)
	10/2014		45,211	EUR	35,349	0	(564)
	11/2014	BRL	8,443		$3,561	142	0
	11/2014	EUR	35,349		45,221	564	0
	11/2014		$1,480	BRL	3,494	0	(65)
	12/2014		1,300	MXN	17,378	0	(13)
	06/2015		904	EUR	686	0	(36)
	01/2016	BRL	5,000		$1,930	122	0
	01/2017		9,000		3,240	257	0
	07/2017		7,000		2,466	228	0

Total Forward Foreign Currency Contracts						$11,494	$(3,324)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
GST	Put - OTC S&P 500 Index	1,890.000	10/17/2014	$10	$46	$69
	Call - OTC S&P 500 Index	2,025.000	10/17/2014	17	196	41
JPM	Put - OTC S&P 500 Index	1,890.000	10/17/2014	7	41	41

					$283	$151

Total Purchased Options					$283	$151

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-22 5-Year Index	Sell	0.950%	12/17/2014		$2,600	$(5)	$(2)
CBK	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		2,600	(5)	(3)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.800%	11/19/2014	EUR	6,500	(8)	(7)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	11/19/2014		6,500	(6)	(5)
GST	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.850%	12/17/2014		3,900	(9)	(6)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014		11,700	(27)	(11)
JPM	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	12/17/2014		$2,600	(4)	(3)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	0.950%	12/17/2014	EUR	3,800	(7)	(3)

							$(71)	$(40)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$200	$(11)	$(6)
BPS	Put - OTC USD versus JPY		99.000	11/10/2014		4,400	(6)	0
BRC	Put - OTC USD versus JPY		99.000	02/23/2015		4,500	(29)	(7)
DUB	Put - OTC AUD versus USD		$0.855	10/30/2014	AUD	1,571	(6)	(6)
GLM	Call - OTC USD versus MXN	MXN	14.250	06/12/2015		$3,100	(52)	(69)
MSB	Call - OTC USD versus MXN		14.100	06/11/2015		3,200	(62)	(79)
UAG	Put - OTC USD versus JPY	JPY	100.000	12/08/2014		3,900	(6)	(2)

							$(172)	$(169)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		$4,300	$(115)	$(37)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		29,700	(369)	(54)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	10/14/2014		24,900	(37)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	10/14/2014		24,900	(80)	(30)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	12/02/2014		5,200	(11)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	12/02/2014		5,200	(23)	(28)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650%	10/14/2014		22,600	(31)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	10/14/2014		22,600	(81)	(45)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		4,300	(115)	(37)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.430%	12/09/2014	EUR	13,700	(15)	(21)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650%	12/09/2014		13,700	(20)	(11)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	11/17/2014		$7,800	(15)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	11/17/2014		7,800	(27)	(32)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.700%	10/14/2014		26,800	(32)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	10/14/2014		26,800	(99)	(32)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		7,800	(96)	(56)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,900	(264)	(221)

								$(1,430)	$(612)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC Ibovespa Brasil Sao Paulo Exchange Index	53,454.200	10/15/2014	BRL	8	$(40)	$(46)

Total Written Options						$(1,713)	$(867)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		$500	$9	$(1)	$8	$0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.489%		1,100	20	4	24	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%		200	(3)	3	0	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		100	(5)	2	0	(3)
	China Government International Bond	1.000%	03/20/2019	0.727%		700	3	6	9	0
	China Government International Bond	1.000%	06/20/2019	0.781%		1,600	13	4	17	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		200	1	1	2	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%		1,000	(14)	0	0	(14)
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		1,400	13	(2)	11	0
	HSBC Bank PLC	1.000%	03/20/2019	0.465%	EUR	1,000	18	13	31	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.298%		$100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		400	(21)	14	0	(7)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		1,600	(42)	0	0	(42)
	Italy Government International Bond	1.000%	06/20/2019	0.968%		2,100	(38)	41	3	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		2,200	4	24	28	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		2,000	31	(12)	19	0
	Russia Government International Bond	1.000%	06/20/2015	2.026%		2,000	(1)	(13)	0	(14)
	Russia Government International Bond	1.000%	09/20/2015	2.089%		600	(3)	(3)	0	(6)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		400	(16)	(10)	0	(26)
BPS	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.186%		800	14	(3)	11	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2017	0.305%		1,500	37	(5)	32	0
	China Government International Bond	1.000%	12/20/2018	0.667%		200	3	(1)	2	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		1,400	13	(2)	11	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.209%		900	9	(1)	8	0
BRC	China Government International Bond	1.000%	12/20/2018	0.667%		2,300	38	(6)	32	0
	China Government International Bond	1.000%	03/20/2019	0.727%		2,600	10	22	32	0
	China Government International Bond	1.000%	06/20/2019	0.781%		300	2	1	3	0
	China Government International Bond	1.000%	09/20/2019	0.830%		2,900	41	(17)	24	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.202%		1,800	12	(5)	7	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		700	6	(1)	5	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.382%		600	14	(2)	12	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.298%		200	(10)	8	0	(2)
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		600	(32)	22	0	(10)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		300	(9)	2	0	(7)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		700	(17)	(1)	0	(18)
	Italy Government International Bond	1.000%	09/20/2019	1.001%		300	0	0	0	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.209%		1,100	11	(2)	9	0
	MetLife, Inc.	1.000%	09/20/2019	0.671%		600	11	(2)	9	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		2,500	37	(13)	24	0
	Spain Government International Bond	1.000%	03/20/2019	0.700%		200	(2)	5	3	0
CBK	Brazil Government International Bond	1.000%	12/20/2016	0.946%		200	(3)	3	0	0
	Brazil Government International Bond	1.000%	03/20/2017	1.034%		300	(3)	3	0	0

	Brazil Government International Bond	1.000%	09/20/2017	1.167%		1,900	(4)	(5)	0	(9)
	Brazil Government International Bond	1.000%	12/20/2018	1.465%		500	(22)	13	0	(9)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2019	0.460%		300	8	(1)	7	0
	China Government International Bond	1.000%	12/20/2016	0.362%		100	(5)	6	1	0
	China Government International Bond	1.000%	12/20/2018	0.667%		800	13	(2)	11	0
	China Government International Bond	1.000%	03/20/2019	0.727%		5,300	26	37	63	0
	China Government International Bond	1.000%	06/20/2019	0.781%		3,800	38	0	38	0
	China Government International Bond	1.000%	09/20/2019	0.830%		2,200	31	(13)	18	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%		700	(8)	(2)	0	(10)
	General Electric Capital Corp.	1.000%	06/20/2015	0.202%		400	3	(1)	2	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.156%		400	3	(1)	2	0
	MetLife, Inc.	1.000%	06/20/2016	0.217%		200	3	(1)	2	0
	Portugal Government International Bond	1.000%	03/20/2016	0.704%		1,300	(8)	14	6	0
	Russia Government International Bond	1.000%	12/20/2018	2.362%		200	(5)	(5)	0	(10)
	Teck Resources Ltd.	1.000%	09/20/2019	1.885%		300	(5)	(7)	0	(12)
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		1,300	23	(2)	21	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2018	0.396%		300	8	(1)	7	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.705%		400	(5)	12	7	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		100	0	1	1	0
	Brazil Government International Bond	1.000%	12/20/2016	0.946%		500	(7)	8	1	0
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		3,900	(171)	81	0	(90)
	China Government International Bond	1.000%	12/20/2018	0.667%		200	3	0	3	0
	China Government International Bond	1.000%	06/20/2019	0.781%		5,000	62	(11)	51	0
	Colombia Government International Bond	1.000%	12/20/2018	0.807%		200	(1)	3	2	0
	Ford Motor Co.	5.000%	03/20/2019	0.962%		200	37	(2)	35	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		1,500	14	(3)	11	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.313%		1,800	27	(5)	22	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.382%		1,000	22	(3)	19	0
	HSBC Bank PLC	1.000%	03/20/2019	0.465%	EUR	400	6	6	12	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.398%		$1,000	(51)	34	0	(17)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		1,200	(27)	1	0	(26)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		2,100	(54)	(1)	0	(55)
	Italy Government International Bond	1.000%	06/20/2016	0.484%		1,800	18	(2)	16	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		200	(4)	5	1	0
	Italy Government International Bond	1.000%	06/20/2019	0.968%		4,000	0	7	7	0
	Italy Government International Bond	1.000%	09/20/2019	1.001%		2,600	6	(5)	1	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.209%		1,700	16	(3)	13	0
	MetLife, Inc.	1.000%	03/20/2019	0.590%		2,000	14	22	36	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		700	(1)	10	9	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		4,300	64	(23)	41	0
	Spain Government International Bond	1.000%	06/20/2016	0.402%		1,700	23	(5)	18	0
FBF	Brazil Government International Bond	1.000%	12/20/2018	1.465%		600	(28)	17	0	(11)
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		100	1	0	1	0
	Colombia Government International Bond	1.000%	03/20/2019	0.861%		400	(2)	5	3	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.209%		1,400	13	(2)	11	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		200	1	2	3	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.647%		100	2	0	2	0
	Wells Fargo & Co.	1.000%	09/20/2017	0.287%		1,400	31	(1)	30	0
GST	Berkshire Hathaway, Inc.	1.000%	09/20/2017	0.305%		300	7	(1)	6	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2018	0.425%		1,300	37	(7)	30	0
	Brazil Government International Bond	1.000%	03/20/2016	0.768%		200	0	1	1	0
	Brazil Government International Bond	1.000%	12/20/2018	1.465%		100	(5)	3	0	(2)
	China Government International Bond	1.000%	12/20/2018	0.667%		200	3	(1)	2	0
	Citigroup, Inc.	1.000%	03/20/2019	0.667%		500	5	2	7	0
	Colombia Government International Bond	1.000%	12/20/2018	0.807%		200	(2)	3	1	0
	Colombia Government International Bond	1.000%	03/20/2019	0.861%		100	0	1	1	0
	Continental Resources, Inc.	1.000%	06/20/2016	0.880%		4,500	58	(4)	54	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%		800	(9)	(3)	0	(12)
	General Electric Capital Corp.	1.000%	09/20/2017	0.382%		1,100	25	(4)	21	0
	MetLife, Inc.	1.000%	09/20/2019	0.671%		300	6	(1)	5	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		200	1	1	2	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		400	6	(2)	4	0
	Portugal Government International Bond	1.000%	12/20/2015	0.586%		800	(3)	7	4	0
	Portugal Government International Bond	1.000%	03/20/2016	0.704%		900	(5)	9	4	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.647%		200	4	(1)	3	0
	Spain Government International Bond	1.000%	03/20/2019	0.700%		300	(3)	7	4	0
HUS	China Government International Bond	1.000%	12/20/2018	0.667%		200	3	0	3	0
	China Government International Bond	1.000%	09/20/2019	0.830%		700	10	(4)	6	0
	Colombia Government International Bond	1.000%	03/20/2016	0.394%		400	2	2	4	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.298%		200	(10)	7	0	(3)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		200	(6)	2	0	(4)
	Italy Government International Bond	1.000%	06/20/2017	0.652%		4,100	41	(2)	39	0
	Italy Government International Bond	1.000%	03/20/2019	0.931%		300	(6)	7	1	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		500	6	0	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		1,000	1	11	12	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		1,500	22	(8)	14	0
	Russia Government International Bond	1.000%	06/20/2019	2.430%		500	(30)	(1)	0	(31)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		300	(12)	(8)	0	(20)
JPM	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		500	9	(1)	8	0
	China Government International Bond	1.000%	12/20/2018	0.667%		1,200	20	(4)	16	0
	China Government International Bond	1.000%	03/20/2019	0.727%		1,200	6	9	15	0
	China Government International Bond	1.000%	06/20/2019	0.781%		2,500	19	6	25	0
	China Government International Bond	1.000%	09/20/2019	0.830%		400	6	(2)	4	0
	Ford Motor Co.	5.000%	03/20/2019	0.962%		200	37	(2)	35	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	2.550%		200	(2)	(1)	0	(3)
	HSBC Bank PLC	1.000%	03/20/2019	0.465%	EUR	3,800	64	51	115	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.298%		$100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		100	(2)	0	0	(2)
	Indonesia Government International Bond	1.000%	09/20/2019	1.570%		500	(12)	(1)	0	(13)
	Mexico Government International Bond	1.000%	12/20/2018	0.695%		500	1	6	7	0
	Mexico Government International Bond	1.000%	06/20/2019	0.794%		300	4	(1)	3	0
	Qatar Government International Bond	1.000%	06/20/2019	0.524%		1,000	21	2	23	0
	Russia Government International Bond	1.000%	06/20/2019	2.430%		100	(6)	0	0	(6)
	Russia Government International Bond	1.000%	09/20/2019	2.459%		1,000	(39)	(27)	0	(66)
MYC	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.204%		500	9	(1)	8	0
	Brazil Government International Bond	1.000%	12/20/2018	1.465%		300	(14)	7	0	(7)
	Brazil Government International Bond	1.000%	03/20/2019	1.548%		200	(9)	4	0	(5)
	Brazil Government International Bond	1.000%	09/20/2019	1.690%		200	(4)	(2)	0	(6)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	0.931%		100	1	0	1	0
	China Government International Bond	1.000%	12/20/2018	0.667%		600	11	(2)	9	0
	Colombia Government International Bond	1.000%	12/20/2018	0.807%		500	(4)	8	4	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.202%		1,800	11	(7)	4	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.248%		900	8	(2)	6	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.298%		100	(5)	4	0	(1)
	Indonesia Government International Bond	1.000%	06/20/2019	1.489%		200	(6)	2	0	(4)
	Italy Government International Bond	1.000%	03/20/2019	0.931%		200	(4)	5	1	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.156%		400	3	(1)	2	0
	Mexico Government International Bond	1.000%	12/20/2016	0.426%		200	3	0	3	0
	Russia Government International Bond	1.000%	12/20/2018	2.362%		200	(5)	(6)	0	(11)
	Russia Government International Bond	1.000%	06/20/2019	2.430%		300	(17)	(1)	0	(18)

							$499	$320	$1,433	$(614)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-22 5-Year Index	1.000%	06/20/2019		$1,500	$17	$(3)	$14	$0
MYC	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR	4,500	(165)	179	14	0
	MCDX-22 5-Year Index	1.000%	06/20/2019		$600	7	(2)	5	0

						$(141)	$174	$33	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	1,600	$0	$(15)	$0	$(15)
DUB	Pay	1-Year BRL-CDI	7.620%	01/02/2015		1,300	(3)	(14)	0	(17)
	Pay	1-Year BRL-CDI	8.430%	01/02/2015		1,400	9	(16)	0	(7)
	Pay	28-Day MXN-TIIE	6.810%	06/19/2034	MXN	2,000	0	(4)	0	(4)
GLM	Pay	1-Year BRL-CDI	7.550%	01/02/2015	BRL	1,400	(3)	(16)	0	(19)
	Pay	1-Year BRL-CDI	8.150%	01/02/2015		1,500	0	(14)	0	(14)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	20,000	18	15	33	0
	Pay	28-Day MXN-TIIE	7.740%	05/29/2024		23,000	0	3	3	0
HUS	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		20,000	18	15	33	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,200	39	47	86	0
	Pay	28-Day MXN-TIIE	7.650%	05/30/2024		33,000	2	(6)	0	(4)
JPM	Pay	1-Year BRL-CDI	7.890%	01/02/2015	BRL	400	0	(4)	0	(4)
MYC	Pay	1-Year BRL-CDI	9.930%	01/02/2015		3,600	2	33	35	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	2,800	9	11	20	0
UAG	Pay	1-Year BRL-CDI	9.930%	01/02/2015	BRL	3,000	3	26	29	0
	Pay	28-Day MXN-TIIE	6.810%	06/19/2034	MXN	2,000	0	(4)	0	(4)

							$94	$57	$239	$(88)

Total Swap Agreements							$452	$551	$1,705	$(702)

(j)	Securities with an aggregate market value of $710 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,595	$2,668	$13,263
Corporate Bonds & Notes
Banking & Finance	0	85,640	160	85,800
Industrials	0	41,878	0	41,878
Utilities	0	25,778	0	25,778
Municipal Bonds & Notes
California	0	1,128	0	1,128
Illinois	0	2,220	0	2,220
U.S. Government Agencies	0	1,344	426	1,770
U.S. Treasury Obligations	0	15,325	0	15,325
Mortgage-Backed Securities	0	33,677	0	33,677
Asset-Backed Securities	0	50,449	0	50,449
Sovereign Issues	0	57,550	0	57,550
Preferred Securities
Banking & Finance	0	232	0	232
Short-Term Instruments
Certificates of Deposit	0	9,018	0	9,018
Repurchase Agreements	0	1,143	0	1,143
Greece Treasury Bills	0	10,079	0	10,079
Mexico Treasury Bills	0	8,031	0	8,031
Slovenia Treasury Bills	0	1,263	0	1,263
U.S. Treasury Bills	0	2,885	0	2,885
	$0	$358,235	$3,254	$361,489

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	109,576	0	0	109,576

Total Investments	$109,576	$358,235	$3,254	$471,065

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	86	0	86
Over the counter	41	13,255	54	13,350
	$41	$13,341	$54	$13,436

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(74)	(174)	0	(248)
Over the counter	0	(4,893)	0	(4,893)

	$(74)	$(5,067)	$0	$(5,141)

Totals	$109,543	$366,509	$3,308	$479,360

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset All Authority Portfolio

September 30, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 142.0%
MUTUAL FUNDS (a) 142.0%
PIMCO CommoditiesPLUS® Strategy Fund	47,670	$481
PIMCO CommodityRealReturn Strategy Fund®	57,740	301
PIMCO Credit Absolute Return Fund	188	2
PIMCO Diversified Income Fund	626	7
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	55,244	557
PIMCO Emerging Local Bond Fund	107,632	975
PIMCO Emerging Markets Bond Fund	14,127	154
PIMCO Emerging Markets Corporate Bond Fund	261	3
PIMCO Emerging Markets Currency Fund	87,573	869
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	110,110	1,170
PIMCO EqS Pathfinder Fund®	7,561	94
PIMCO EqS® Emerging Markets Fund	14	0
PIMCO EqS® Long/Short Fund	3,885	45
PIMCO Floating Income Fund	1,284	11
PIMCO Foreign Bond Fund (Unhedged)	4,030	41
PIMCO Fundamental Advantage Absolute Return Strategy Fund	238,909	898
PIMCO Global Advantage® Strategy Bond Fund	241	3
PIMCO High Yield Fund	4,189	40
PIMCO High Yield Spectrum Fund	28,713	308
PIMCO Income Fund	60,586	766
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	26,430	315
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	54,254	567
PIMCO Investment Grade Corporate Bond Fund	32,426	345
PIMCO Long Duration Total Return Fund	21,275	246
PIMCO Long-Term Credit Fund	12,551	159
PIMCO Long-Term U.S. Government Fund	64,160	665
PIMCO Low Duration Fund	54,665	563
PIMCO Low Volatility RAFI®-PLUS AR Fund	16,723	183
PIMCO Mortgage Opportunities Fund	5,985	66
PIMCO Real Return Asset Fund	18,326	152
PIMCO Real Return Fund	12,153	137
PIMCO RealEstateRealReturn Strategy Fund	43,650	193
PIMCO Senior Floating Rate Fund	30,520	308
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	4,670	54
PIMCO StocksPLUS® AR Short Strategy Fund	671,618	1,686
PIMCO Total Return Fund	33,915	369
PIMCO TRENDS Managed Futures Strategy Fund	1,524	18
PIMCO Unconstrained Bond Fund	36,546	412
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	90,580	894

Total Mutual Funds (Cost $14,414)		14,057

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	51	1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Affiliates (Cost $14,415)		14,058

Total Investments 142.0% (Cost $14,415)		$14,058
Other Assets and Liabilities, net (42.0)%		(4,155)

Net Assets 100.0%		$9,903

Notes to Schedule of Investments:

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Affiliates, at Value
Mutual Funds	$14,057	$0	$0	$14,057
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1

Total Investments	$14,058	$0	$0	$14,058

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I, II and IV, Ltd. (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi Asset Managed Allocation Portfolio and PIMCO Global Multi Asset Managed Volatility Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2013 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets

PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	$492,195	$76,797	15.6%
PIMCO Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Fund IV, Ltd.	02/24/2012	03/29/2012	87,330	1,523	1.7%
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	03/29/2012	1,196,484	21,656	1.8%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2011-2013, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Multi-Asset Portfolio (“Commodity Portfolios”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the Commodity Subsidiary’s contemplated activities also cannot be carried forward to reduce future Commodity Subsidiary’s income in subsequent years. However, if the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset Portfolio	$1,237,262	$41,586	$(28,252)	$13,334
PIMCO All Asset All Authority Portfolio	14,419	13	(374)	(361)
PIMCO CommodityRealReturn® Strategy Portfolio	786,558	4,755	(12,554)	(7,799)
PIMCO Emerging Markets Bond Portfolio	303,431	10,933	(10,547)	386
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	116,607	1,878	(2,470)	(592)
PIMCO Foreign Bond Portfolio (Unhedged)	45,004	1,244	(1,178)	66
PIMCO Global Advantage® Strategy Bond Portfolio	234,449	2,528	(8,708)	(6,180)
PIMCO Global Bond Portfolio (Unhedged)	342,831	9,073	(9,666)	(593)
PIMCO Global Diversified Allocation Portfolio	402,583	4,596	(4,431)	165
PIMCO Global Multi-Asset Managed Volatility Portfolio	96,687	1,755	(999)	756
PIMCO Global Multi-Asset Managed Allocation Portfolio	1,471,414	31,853	(13,710)	18,143
PIMCO High Yield Portfolio	1,150,204	29,066	(11,599)	17,467
PIMCO Long-Term U.S. Government Portfolio	253,480	5,734	(3,590)	2,144
PIMCO Low Duration Portfolio	2,365,596	13,484	(29,116)	(15,632)
PIMCO Money Market Portfolio	39,758	0	0	0
PIMCO Real Return Portfolio	5,260,428	23,754	(165,452)	(141,698)
PIMCO Short-Term Portfolio	228,547	537	(953)	(416)
PIMCO Total Return Portfolio	10,544,303	221,899	(136,275)	85,624
PIMCO Unconstrained Bond Portfolio	464,562	13,359	(6,856)	6,503

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

4. RELATED PARTY TRANSACTIONS

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$25,966	$22,125	$(73)	$(8)	$(3,126)	$44,884	$627	$0
PIMCO CommodityRealReturn Strategy Fund®	33,166	11,433	(5,318)	(57)	(1,829)	37,395	136	0
PIMCO Credit Absolute Return Fund	38,085	332	(24,661)	630	249	14,635	332	0
PIMCO Diversified Income Fund	46,759	1,345	(48,331)	4,771	(3,335)	1,209	1,345	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	160,440	2,954	(103,631)	(7,109)	8,630	61,284	82	0
PIMCO Emerging Local Bond Fund	99,717	33,904	(9,877)	(1,557)	(3,377)	118,810	3,761	0
PIMCO Emerging Markets Bond Fund	53,875	1,842	(32,590)	(1,543)	3,176	24,760	1,842	0
PIMCO Emerging Markets Corporate Bond Fund	18,305	1,529	(12,632)	(407)	890	7,685	529	0
PIMCO Emerging Markets Currency Fund	99,347	16,363	(9,367)	(562)	(1,751)	104,030	1,299	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	240	99,437	(773)	34	5,633	104,571	505	0
PIMCO EqS Pathfinder Fund®	48,729	1,069	(28,700)	2,193	(1,322)	21,969	0	0
PIMCO EqS® Dividend Fund	3,482	38	(3,479)	609	(577)	73	38	0
PIMCO EqS® Long/Short Fund	6,417	125	(140)	(1)	(241)	6,160	0	0
PIMCO Floating Income Fund	27,422	727	(24,392)	1,992	(1,947)	3,802	731	0
PIMCO Foreign Bond Fund (Unhedged)	539	6,124	(2,797)	(48)	(141)	3,677	31	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	33,733	38,190	(14,548)	(1,482)	(1,442)	54,451	2,359	0
PIMCO Fundamental IndexPLUS® AR Fund	471	73	(450)	115	(108)	101	1	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	953	0	0	0	4	957	25	0
PIMCO Global Advantage® Strategy Bond Fund	13,512	220	(13,578)	784	(388)	550	220	0
PIMCO High Yield Fund	54,641	1,578	(51,223)	6,022	(5,330)	5,688	1,578	0
PIMCO High Yield Spectrum Fund	69,542	2,606	(38,737)	1,221	(1,329)	33,303	2,605	0
PIMCO Income Fund	137,452	8,911	(69,568)	3,882	590	81,267	4,911	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	95,420	10,799	(68,808)	4,315	(3,345)	38,381	520	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,978	8	(5,860)	857	(896)	87	8	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,548	1	(1,516)	291	(306)	18	1	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	240	82,848	(8,481)	295	1,501	76,403	100	0
PIMCO Investment Grade Corporate Bond Fund	374	28,426	(252)	26	(213)	28,361	100	0
PIMCO Long Duration Total Return Fund	796	21,064	(757)	7	20	21,130	119	0
PIMCO Long-Term Credit Fund	51,826	2,190	(15,019)	(779)	5,540	43,758	2,190	0
PIMCO Long-Term U.S. Government Fund	517	72,350	(1,054)	(43)	614	72,384	288	0
PIMCO Low Duration Exchange-Traded Fund	0	2,648	0	0	(3)	2,645	9	0
PIMCO Low Duration Fund	10,223	77,935	(84,802)	8	(29)	3,335	99	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	240	20,972	0	0	241	21,453	25	0
PIMCO Mortgage Opportunities Fund	7,380	222	(226)	0	108	7,484	222	0
PIMCO Real Return Asset Fund	6,692	10,777	(818)	(22)	162	16,791	133	0
PIMCO Real Return Fund	13	16,126	(141)	(5)	(426)	15,567	43	0
PIMCO RealEstateRealReturn Strategy Fund	48,705	1,314	(40,559)	3,366	7,224	20,050	1,314	0
PIMCO Senior Floating Rate Fund	27,222	1,294	(7,950)	23	(300)	20,289	619	0
PIMCO Short-Term Floating NAV Portfolio	1	8,100	(8,100)	0	0	1	0	0
PIMCO Short-Term Fund	4	0	0	0	0	4	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	782	58	(760)	231	(243)	68	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	11,720	1,421	(4,357)	46	(289)	8,541	21	0
PIMCO StocksPLUS® Absolute Return Fund	49	0	0	0	5	54	0	0
PIMCO Total Return Fund	10,199	159,321	(141,076)	(127)	78	28,395	356	0
PIMCO TRENDS Managed Futures Strategy Fund	0	2,005	(17)	2	297	2,287	5	0
PIMCO Unconstrained Bond Fund	38,087	227,837	(239,000)	19	579	27,522	343	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	56,998	10,087	(3,813)	(45)	14	63,241	135	0
Totals	$1,347,807	$1,008,728	$(1,128,231)	$17,944	$3,262	$1,249,510	$29,607	$0

All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$0	$528	$(4)	$0	$(43)	$481	$6	$0
PIMCO CommodityRealReturn Strategy Fund®	0	334	0	0	(33)	301	1	0
PIMCO Credit Absolute Return Fund	0	106	(105)	1	0	2	0	0
PIMCO Diversified Income Fund	0	132	(126)	1	0	7	1	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	578	0	0	(21)	557	1	0
PIMCO Emerging Local Bond Fund	0	1,054	(28)	0	(51)	975	11	0
PIMCO Emerging Markets Bond Fund	0	214	(61)	1	0	154	4	0
PIMCO Emerging Markets Corporate Bond Fund	0	88	(86)	1	0	3	1	0
PIMCO Emerging Markets Currency Fund	0	898	0	0	(29)	869	5	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	0	1,197	0	0	(27)	1,170	4	0
PIMCO EqS Pathfinder Fund®	0	96	0	0	(2)	94	0	0
PIMCO EqS® Emerging Markets Fund	0	0	0	0	0	0	0	0
PIMCO EqS® Long/Short Fund	0	46	0	0	(1)	45	0	0
PIMCO Floating Income Fund	0	69	(58)	0	0	11	1	0
PIMCO Foreign Bond Fund (Unhedged)	0	43	0	0	(2)	41	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	0	1,094	(162)	0	(34)	898	21	0
PIMCO Global Advantage® Strategy Bond Fund	0	36	(33)	0	0	3	0	0
PIMCO High Yield Fund	0	158	(117)	0	(1)	40	2	0
PIMCO High Yield Spectrum Fund	0	350	(34)	0	(8)	308	5	0
PIMCO Income Fund	0	851	(86)	0	1	766	11	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0	337	(4)	0	(18)	315	3	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	0	575	0	0	(8)	567	1	0
PIMCO Investment Grade Corporate Bond Fund	0	347	0	0	(2)	345	2	0
PIMCO Long Duration Total Return Fund	0	246	0	0	0	246	2	0
PIMCO Long-Term Credit Fund	0	157	0	0	2	159	3	0
PIMCO Long-Term U.S. Government Fund	0	658	0	0	7	665	3	0
PIMCO Low Duration Fund	0	3,228	(2,665)	0	0	563	1	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	0	182	0	0	1	183	0	0
PIMCO Mortgage Opportunities Fund	0	68	(2)	0	0	66	1	0
PIMCO Real Return Asset Fund	0	156	0	0	(4)	152	0	0
PIMCO Real Return Fund	0	141	0	0	(4)	137	0	0
PIMCO RealEstateRealReturn Strategy Fund	0	229	(26)	1	(11)	193	6	0
PIMCO Senior Floating Rate Fund	0	351	(40)	0	(3)	308	3	0
PIMCO Short-Term Floating NAV Portfolio	0	1,201	(1,200)	0	0	1	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0	56	0	0	(2)	54	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	0	1,739	0	0	(53)	1,686	4	0
PIMCO Total Return Fund	0	3,010	(2,640)	(1)	0	369	2	0
PIMCO TRENDS Managed Futures Strategy Fund	0	17	0	0	1	18	0	0
PIMCO Unconstrained Bond Fund	0	481	(69)	0	0	412	2	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	0	906	0	0	(12)	894	1	0
Totals	$0	$21,957	$(7,546)	$4	$(357)	$14,058	$108	$0

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$5,924	$1,684	$0	$0	$318	$7,926	$9	$0
PIMCO Emerging Markets Bond Fund	0	11,847	0	0	138	11,985	387	0
PIMCO Emerging Markets Full Spectrum Bond Fund	8,939	0	(8,895)	(773)	729	0	10	0
PIMCO EqS Pathfinder Fund®	14,858	4,465	0	0	578	19,901	0	0
PIMCO EqS® Dividend Fund	20,963	7,207	0	0	(201)	27,969	586	0
PIMCO EqS® Emerging Markets Fund	8,925	3,034	0	0	(37)	11,922	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,906	2,551	0	0	562	12,019	192	0
PIMCO Fundamental IndexPLUS® AR Fund	14,858	3,947	0	0	1,056	19,861	177	0
PIMCO Global Advantage® Strategy Bond Fund	11,842	4,261	0	0	(118)	15,985	261	0
PIMCO Income Fund	14,859	4,713	0	0	470	20,042	688	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	8,889	3,448	0	0	(346)	11,991	163	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	14,868	5,428	0	0	(257)	20,039	982	0
PIMCO Investment Grade Corporate Bond Fund	14,804	4,608	0	0	588	20,000	493	0
PIMCO Real Return Fund	14,778	4,788	0	0	374	19,940	212	0
PIMCO Short-Term Floating NAV Portfolio	25,989	43,935	(48,200)	(1)	4	21,727	34	0
PIMCO Short-Term Floating NAV Portfolio III	0	13,409	0	0	(1)	13,408	9	0
PIMCO Short-Term Fund	44,441	15,128	0	0	305	59,874	378	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	14,830	5,623	0	0	(698)	19,755	43	0
PIMCO Total Return Fund IV	44,415	14,494	0	0	806	59,715	434	0
Totals	$293,088	$154,570	$(57,095)	$(774)	$4,270	$394,059	$5,058	$0

Global Multi-Asset Managed Volatility Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$766	$0	$(768)	$2	$0	$0	$16	$0
PIMCO Diversified Income Exchange-Traded Fund	0	762	0	0	(2)	760	18	0
PIMCO Emerging Local Bond Fund	2,986	33	(3,050)	(298)	329	0	41	0
PIMCO Emerging Markets Corporate Bond Fund	1,448	47	0	0	26	1,521	47	0
PIMCO EqS Pathfinder Fund®	4,271	2,610	(4,147)	365	(550)	2,549	0	0
PIMCO EqS® Dividend Fund	5,548	115	(4,970)	374	(214)	853	115	0
PIMCO EqS® Emerging Markets Fund	4,912	1,320	(4,950)	88	(127)	1,243	0	0
PIMCO EqS® Long/Short Fund	768	0	0	0	(29)	739	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0	763	0	0	(2)	761	20	0
PIMCO Income Fund	11,448	1,405	0	0	361	13,214	494	0
PIMCO Investment Grade Corporate Bond Fund	1,715	46	(1,835)	(28)	102	0	50	0
PIMCO Mortgage Opportunities Fund	758	1,651	0	0	18	2,427	51	0
PIMCO RealEstateRealReturn Strategy Fund	76	0	(81)	(21)	26	0	0	0
PIMCO Short-Term Floating NAV Portfolio	8,920	21,803	(30,710)	0	1	14	3	0
PIMCO Short-Term Floating NAV Portfolio III	0	41,403	(37,390)	0	0	4,013	3	0
PIMCO StocksPLUS® Fund	1,151	9,286	(3,353)	182	656	7,922	56	0
PIMCO Total Return Fund	1,191	19	0	0	20	1,230	20	0
PIMCO TRENDS Managed Futures Strategy Fund	0	3,911	0	0	549	4,460	11	0
PIMCO Unconstrained Bond Fund	4,587	45	(1,300)	(44)	117	3,405	45	0
Totals	$50,545	$85,219	$(92,554)	$620	$1,281	$45,111	$990	$0

Global Multi-Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$14,678	$0	$(14,715)	$42	$(5)	$0	$314	$0
PIMCO Diversified Income Exchange-Traded Fund	0	14,331	0	0	(41)	14,290	333	0
PIMCO Emerging Local Bond Fund	58,944	650	(60,083)	(6,367)	6,856	0	782	0
PIMCO Emerging Markets Corporate Bond Fund	28,906	866	(3,000)	(52)	516	27,236	866	0
PIMCO EqS Pathfinder Fund®	83,465	37,600	(80,955)	13,203	(16,588)	36,725	0	0
PIMCO EqS® Dividend Fund	106,472	1,961	(98,099)	11,560	(8,951)	12,943	1,981	0
PIMCO EqS® Emerging Markets Fund	95,832	13,100	(88,600)	(2,907)	1,541	18,966	0	0
PIMCO EqS® Long/Short Fund	14,386	0	0	0	(542)	13,844	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0	13,632	0	0	(38)	13,594	355	0
PIMCO Income Fund	226,248	8,464	(36,499)	(180)	6,791	204,824	8,530	0
PIMCO Investment Grade Corporate Bond Fund	41,367	905	(43,808)	(291)	1,827	0	984	0
PIMCO Mortgage Opportunities Fund	13,968	25,855	0	0	316	40,139	855	0
PIMCO RealEstateRealReturn Strategy Fund	3,413	0	(3,654)	(482)	723	0	0	0
PIMCO Short-Term Floating NAV Portfolio	225,684	146,948	(372,630)	(19)	31	14	48	0
PIMCO Short-Term Floating NAV Portfolio III	0	511,455	(430,400)	0	(7)	81,048	55	0
PIMCO StocksPLUS® Fund	22,678	162,836	(80,325)	6,217	8,070	119,476	936	0
PIMCO Total Return Fund	19,897	328	0	0	334	20,559	328	0
PIMCO TRENDS Managed Futures Strategy Fund	0	67,171	(4,000)	54	8,996	72,221	171	0
PIMCO Unconstrained Bond Fund	87,142	756	(37,300)	(1,280)	2,691	52,009	757	0
Totals	$1,043,080	$1,006,858	$(1,354,068)	$19,498	$12,520	$727,888	$17,295	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommodityReal-Return® Strategy Portfolio	289,665	22,711	(312,360)	(18)	17	15	11	0
PIMCO Emerging Markets Bond Portfolio	18,134	79,323	(82,200)	(2)	3	15,258	23	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	4,935	6,702	(11,320)	0	0	317	2	0
PIMCO Foreign Bond Portfolio (Unhedged)	2,024	6,801	(8,510)	0	0	315	1	0
PIMCO Global Advantage® Strategy Bond Portfolio	12,048	129,418	(138,950)	1	1	2,518	18	0
PIMCO High Yield Portfolio	95,903	332,856	(369,100)	(9)	18	59,668	155	0
PIMCO Long-Term US Government Portfolio	64,588	227,938	(247,900)	9	0	44,635	38	0
PIMCO Low Duration Portfolio	1	20,900	(20,899)	(2)	0	0	0	0
PIMCO Real Return Portfolio	854,125	222,526	(926,640)	(62)	61	150,010	27	0
PIMCO Short-Term Portfolio	104	0	(99)	0	0	5	0	0
PIMCO Total Return Portfolio	17	22,900	(22,917)	0	0	0	1	0
PIMCO Unconstrained Bond Portfolio	67	0	(67)	0	0	0	0	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommodityReal-Return® Strategy Portfolio	37	518,331	(447,060)	17	(6)	71,319	31	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	0	62,617	(49,900)	2	0	12,719	17	0
PIMCO Foreign Bond Portfolio (Unhedged)	0	26,406	(26,190)	1	0	217	6	0
PIMCO High Yield Portfolio	0	5,102	0	0	0	5,102	2	0
PIMCO Long-Term US Government Portfolio	0	15,001	0	0	(2)	14,999	0	0
PIMCO Low Duration Portfolio	328,934	1,104,111	(786,800)	(74)	159	646,330	1,193	0
PIMCO Real Return Portfolio	684,977	4,079,767	(3,945,940)	(107)	115	818,812	267	0
PIMCO Short-Term Portfolio	6,183	99,609	(103,580)	(3)	3	2,212	9	0
PIMCO Total Return Portfolio	412,223	5,919,761	(3,330,000)	(36)	66	3,002,014	4,845	0
PIMCO Unconstrained Bond Portfolio	119,221	242,634	(252,301)	(32)	54	109,576	217	0

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish New Lira
DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange	FTSE	Financial Times Stock Exchange

Index Abbreviations:
BCOM	Bloomberg Commodity Index	GOCO CAL14	2014 Gasoil Crack Calendar Swap	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
BCOMGC	Bloomberg Gold Sub-Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
BCOMTR	Bloomberg Commodity Index Total Return	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap	PLTMLNPM	London Platinum & Palladium Market PM Fix
CDX.EM	Credit Derivatives Index - Emerging Markets	JETNWECO	NWE CIF Jet Fuel Crack Spread	SLVRLND	London Silver Market Fixing Ltd.
CDX.HY	Credit Derivatives Index - High Yield	JMABNIC0	JPMorgan Nic 0 Custom Index	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNICP	JPMorgan Nic P Custom Index	SPGCENP	S&P GSCI Energy Official Close Index ER
CMBX	Commercial Mortgage-Backed Index	KOSPI	Korea Composite Stock Price Index	SPGCGCP	S&P GSCI Gold Official Close Index ER
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LLSBRT 2H14	2nd Half 2014 LLS-Brent Spread Calendar Swap	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CUAC 1Q15	1st Quarter of 2015 Corn-Ethanol Spread Calendar Swap	LLSBRT CAL14	2014 LLS-Brent Spread Calendar Swap	SPGSSIP	S&P GSCI Silver Index Excess Return
DTDBRTCO	Dated Brent Crack Calendar Swap	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap	TOPIX	Tokyo Price Index
EAFE	Europe, Australasia, and Far East Stock Index	LLSBRT K4-Z4	LLS-Brent May-December 2014 Spread Calendar Swap	UKRPI	United Kingdom Retail Price Index
FRCPXTOB	France Consumer Price ex-Tobacco Index	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
ADR	American Depositary Receipt	FDIC	Federal Deposit Insurance Corp.	oz.	Ounce
AID	Agency International Development	FSB	Federal Savings Bank	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	JSC	Joint Stock Company	TBD	To Be Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security	WIBOR	Warsaw Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 25, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	November 25, 2014